UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-8662

The AAL Variable Product Series Fund, Inc.
(Exact name of registrant as specified in charter)

625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Address of principal executive offices) (Zip code)

John C. Bjork, Assistant Secretary
625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Name and address of agent for service)

Registrant's telephone number, including area code: (612) 340-7005
Date of fiscal year end: December 31
Date of reporting period: June 30, 2003

Item 1. Report to Stockholders

[GRAPHIC OMITTED: Thrivent Financial for Lutherans TM]

AAL Variable Product Series Fund, Inc.

Semiannual Report
June 30, 2003

[GRAPHIC OMITTED: Mother with Children]

Table of Contents

President's Letter                                                   1

Economic and Market Overview                                         2

Portfolio Perspectives
Technology Stock Portfolio                                           4
Small Cap Stock Portfolio                                            6
Small Cap Index Portfolio                                            8
Mid Cap Stock Portfolio                                             10
Mid Cap Index Portfolio                                             12
International Portfolio                                             14
Capital Growth Portfolio                                            16
Large Company Index Portfolio                                       18
Balanced Portfolio                                                  20
High Yield Bond Portfolio                                           22
Bond Index Portfolio                                                24

Schedules of Investments
Technology Stock Portfolio                                          26
Small Cap Stock Portfolio                                           28
Small Cap Index Portfolio                                           31
Small Cap Value Portfolio                                           39
Mid Cap Stock Portfolio                                             42
Mid Cap Index Portfolio                                             45
International Portfolio                                             51
Capital Growth Portfolio                                            53
Large Company Index Portfolio                                       55
Real Estate Securities Portfolio                                    62
Balanced Portfolio                                                  64
High Yield Bond Portfolio                                           84
Bond Index Portfolio                                                91
Mortgage Securities Portfolio                                      103

Statement of Assets and Liabilities                                106

Statement of Operations                                            109

Statement of Changes in Net Assets                                 112

Notes to Financial Statements                                      115

Financial Highlights
Technology Stock Portfolio                                         124
Small Cap Stock Portfolio                                          124
Small Cap Index Portfolio                                          125
Small Cap Value Portfolio                                          125
Mid Cap Stock Portfolio                                            124
Mid Cap Index Portfolio                                            124
International Portfolio                                            125
Capital Growth Portfolio                                           125
Large Company Index Portfolio                                      126
Real Estate Securities Portfolio                                   127
Balanced Portfolio                                                 127
High Yield Bond Portfolio                                          126
Bond Index Portfolio                                               127
Mortgage Securities Portfolio                                      127

Results of Special Shareholder Meeting                             128

Supplement to the Prospectus                                       129

[PHOTO OMITTED: PAMELA J. MORET]

Dear Member:

We are pleased to provide you with the semiannual report for the six-month period ended June 30, 2003, for the AAL Variable Product Series Fund, Inc., as managed by Thrivent Financial for Lutherans ("Thrivent Financial"). In this report, you will find detailed information about the AAL Variable Product Series Fund, Inc., including summaries prepared by each portfolio manager that review his or her portfolio and describe performance, market conditions and management strategies during the six-month period. In addition, Jim Abitz, Thrivent Financial's senior vice president and chief investment officer, has reviewed the summary of forces influencing your investment performance in his Economic and Market Overview.

This year could be one of transition for our financial markets with all the major investment categories in positive territory for 2003 year-to-date following several very challenging years. While it is too early to know if the bear market has truly gone into hibernation, and several aspects of the economy remain open to question, there is no question that the U.S. economy has shown a degree of improvement of late and renewed investor confidence in the markets. International tension has ebbed somewhat from the high anxiety environment seen earlier in the year, though global hotspots certainly remain. The economy continues to plow ahead with steady, if slow, growth, and consumer confidence has risen in recent months. As market trends have once again exhibited how quickly they can shift, and will likely remain volatile for some time, it is a wonderful opportunity to review one's investment portfolio for proper balance, risk temperament, and overall strategy. I encourage you to contact your Thrivent Financial associate if you have any questions. He or she is here to help and would welcome the chance to do so.

Transition and change isn't limited solely to our nation's financial markets -- Thrivent Financial has recently adopted a new strategy for our investment products. This new course not only renews our already strong commitment to all of our investment products, but will also result in stronger product offerings, a wider variety of choices, and complementary investment options from select outside firms that share our values and integrity. We believe that implementation of this strategy will further enhance our ability to offer top-shelf investments and will strongly benefit our member investors. As an early delivery in this regard, look for three recently introduced investment options tied to intriguing asset classes that could provide additional balance or diversification for your overall portfolio -- mortgage, small cap value, and real estate securities. Ask your Financial associate for more information.

The financier, Bernard Baruch, once said, "Now is always the hardest time to invest." His words ring particularly true in light of the host of difficulties around which the U.S. economy, financial markets, and investors have navigated over the past few years. I would also suggest that Mr. Baruch's quote could be tweaked to read, "Now is always the hardest time to stick to an investment strategy or plan." Despite so much uncertainty and market fluctuations that can leave one's head spinning, history has shown time and time again that betting against the long-term strength and resilience of the U.S. economy and financial markets is an unwise wager. Be assured that Thrivent Financial is here to serve -- no matter how the markets are performing -- with trustworthy advice and financial solutions to help you meet your individual goals.

Yours sincerely,

/S/ PAMELA J. MORET

Pamela J. Moret
President
AAL Variable Product Series Fund, Inc.

[PHOTO OMITTED: JIM ABITZ]

June 30, 2003

Jim Abitz
Senior Vice President and
Chief Investment Officer

Economic and Market Overview

The financial markets took a decidedly sharp turn during the six months ended June 30, 2003. The period began with losses for stocks as the steady march toward the possibility of war with Iraq created investor anxiety. The same uncertainty that plagued equities over this period proved advantageous to high-quality bond investors as economic stagnancy and geopolitical unrest drove demand higher for this asset class's perceived safety. In the month of March, with resolution of the debate over war and the prospect of a decisive military victory, the stock markets rebounded impressively and continued to perform strongly throughout the period. For the six months, every major asset class posted positive returns with growth stocks and high yield bonds leading the way. High-quality bonds continued their winning ways as a result of more risk-averse investors questioning the speed and endurance of the U.S. economic recovery and seeking safety in this asset class, but faltered toward the end as the threat of rising interest rates increased.

U.S. Economy

Economic growth, while not robust, continued to plod forward at a 1-2% annual rate. The war on terrorism, geopolitical anxieties leading up to the war on Iraq, higher energy prices in the first quarter and unseasonably cold weather teamed to temper the pace of economic activity in early 2003. The overall direction and pace for a more vital U.S. economic recovery remains open for discussion as job growth and capital spending by businesses has yet failed to materialize. The nation's jobless rate has been mired over the 6% mark, an eight-year high, for some time now and unemployment claims continue unabated. Capital spending, and by extension, manufacturing and industrial production, remains anemic although many economists believe spending is set to pick up as a result of the war with Iraq reaching a conclusion and higher consumer and business confidence taking hold. Second and third quarter reports on corporate spending and production will be key in determining if these important economic variables will come to life as the dust settles overseas.

For the past three years, the consumer has been the economy's principal source of strength. Consumer sentiment climbed in the post-war weeks and spending remained strong throughout the period, sparked in part by wave after wave of mortgage refinancings, which are a result of the lowest interest rate environment in over forty years. The prospects for the U.S. consumer should also be enhanced as the "advance refund" checks, part of the recently approved tax relief package, begin to be mailed in July.

Inflation and Monetary Policy

Inflation was largely a non-factor throughout the period, with the exception of the occasional jump in energy prices. Competitive pressures and less-than-stellar industrial production teamed to prevent manufacturers from raising prices, even as corporate cost-cutting measures and efficiencies led to stronger overall productivity. In fact, it was the possibility of a Japan-like deflationary scenario that Fed chairman Alan Greenspan addressed in April -- though unlikely with our nation's strong banking system and the Fed's watchful eye. Interest rates remain very low and should provide fertile ground for increased business and consumer spending.

Equity Performance

The reporting period began with a small and short-lived new year rally before anxiety associated with nearly constant media coverage over a potential war with Iraq and a spate of weak economic data derailed stock prices. In mid-March, leading up to the hostilities in Iraq, the stock market again re-tested its recent lows from July and early October 2002. Investors, chafed from losses and worried about an already stagnant economy, flocked to low-risk investments. In mid-March, stocks rose precipitously as it became clear that the final direction would indeed be war and a resolution was forthcoming. When the conflict turned into a swift allied victory, stocks surged to new short-term highs and posted strong gains. Improvement in corporate profits assured the rally would continue through the end of the reporting period.

Both equity styles -- growth and value -- produced excellent returns over the reporting period. The S&P 500 Index, a broad large-company index, posted an 11.75% total return, with value issues narrowly outperforming the growth segment of the Index despite the technology-heavy growth area surging in the final month of the period. In observing returns for other market capitalizations, small-cap stocks performed best with the Russell 2000 Growth Index recording a 17.89% total return while the mid-cap area, as measured by the S&P MidCap 400 Index, finished the period, appropriately, in the middle of the pack, returning 12.40%. All equity categories finished strong in May and June, led by a resurgent NASDAQ Composite Index and improved corporate earnings.

Fixed-Income Performance

The perceived safety of fixed-income instruments led to another productive session for bond investors. Investment-grade bonds greatly benefited from widespread international uncertainty -- war with Iraq, a war of words with North Korea, SARS and a generally weak global economy. Asset- and mortgage-backed bonds posted solid gains related to tremendous demand for government agency securities and concern over the direction of the economy early in the period, while corporate bonds led all fixed-income sectors. For the period, the Lehman Brothers Aggregate Bond Index -- a broad barometer of investment-grade bond performance -- generated a tempered 3.93% total return.

The high-yield market snapped back dramatically after languishing for several years. With yields between high-yield bonds and U.S. Treasuries at historically attractive spreads and corporate profitability improving, assets flooded into the more aggressive credit markets starting in the fall months of 2002 with the result being substantial investor gains. Investors hungry for yield in a very low interest rate environment also helped boost the high-yield sector's popularity. Benefiting from these factors, the Lehman Brothers High Yield Bond Index produced a staggering 18.48% total return over the six-month period.

Outlook

Near term it will be of critical interest to see whether the recent gains in stocks were simply a "relief rally" as a result of the war with Iraq coming to a swift conclusion or if the underpinnings of a stronger economic recovery are set in motion. Close to a half a million jobs were lost in February and March alone and job growth remains a key missing piece from the economic recovery puzzle. The downward pressure on companies to lay off workers is likely to slow over the next several months. As the economy picks up steam and businesses increase investment in capital equipment, job growth should ensue.

As many of the uncertainties that burdened the U.S. economy over the past six months are peeled away, business spending should accelerate. The combination of easy monetary policy, strong productivity growth, tax cuts, and improved profitability that is currently being set into place, should set the stage for a moderate economic expansion through the end of this year and into 2004.

Conditions in the financial markets showed remarkable improvement over the last half of the reporting period and should continue to rally in the event of a stronger economic revival. The corporate malfeasance and accounting-related scandals appear largely behind us and today's management teams are more concerned with honesty and forthrightness. Faith in the integrity of our markets is on the mend. The economic climate is set for solid growth and investor confidence is on the upswing, which is good news for investors.

Technology Stock Portfolio

[PHOTO OMITTED: BRIAN J. FLANAGAN]

Brian J. Flanagan, CFA, (left) co-manages the Technology Stock Portfolio. He joined Thrivent Financial for Lutherans in 1994 with a bachelor's degree in finance and real estate and a master's in finance from the University of Wisconsin.

[PHOTO OMITTED: JAMES A. GROSSMAN]

James A. Grossman (right) co-manages the Technology Stock Portfolio. Since joining Thrivent Financial for Lutherans in 1996, he served as a securities analyst and has followed selected technology investments for the AAL Variable Product Series Fund, Inc. Portfolios. He is a graduate of Elmhurst College with a bachelor's degree in finance and economics.

Following three down years for the technology market, and despite widespread low expectations for future prospects, the first half of 2003 featured a strong technology issue rally that delivered outstanding gains for investors. During the six-month period ended June 30, 2003, the Technology Stock Portfolio produced a robust 22.46% total return, outperforming the 21.83% return of its market benchmark, the Goldman Sachs Technology Industry Composite Index, and the 17.59% median return of its Lipper sector funds peer group.

Growth Through Industry Consolidation

Much of the tech-sector malaise of the past three years can be tied to the ill-timed combination of record-breaking technology company public offerings and shrinking IT budgets. This disheartening trend finally broke in the first half of 2003 as investors witnessed a much-needed consolidation in the technology sector and a stabilization in corporate IT spending. The growth environment was further fueled by low inventory levels and by strong earnings reports, which belied low expectations. The rally's momentum only grew as strong valuations also led to a steadily increasing insider buying pattern where key company executives began buying their company's stock.

The exceptional returns of the Portfolio can be traced to four significant areas of outperformance: telecommunications services, software, computer and peripheral equipment, and IT services.

Returns in the previously beaten down telecommunications sector for the reporting period topped a whopping 80%, based on improved fundamentals and a heartening insider buying pattern. Internet software, in particular, led the software sector, producing a strong 60% total return. The Portfolio's underweighting and stock selection in the lower performing IT services sector also helped it better its market benchmark.

[GRAPHIC OMITTED: TOP INDUSTRIES]

Top Industries

Information Technology         77.0%
Consumer Discretionary          7.2%
Industrials                     3.9%
Health Care                     2.2%
Communications Services         1.7%

[GRAPHIC PIE CHART OMITTED: PORTFOLIO COMPOSITION (% OF PORTFOLIO)]

Portfolio Composition
(% of Portfolio)

Short Term Investments              8.0%
Common Stocks                      92.0%

Footnote reads:

Quoted Top Industries and Portfolio Composition are subject to change.

The Technology Stock Portfolio seeks long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

                       Portfolio Facts

Net Assets          $20,752,929          NAV          $5.62

                Average Annual Total Returns /1/
                         June 30, 2003
                                                From
                                           Inception
          1 Year                            3/1/2001
-----------------------------------------------------------
           9.26%                             -21.91%

Outlook

At first glance, there appear to be many reasons for optimism about the immediate future for technology stocks. Interest rates remain low, encouraging capital investment. The effects of the new tax cuts are just beginning to be felt. And, the IT spending environment remains stable.

A deeper look reveals a somewhat more cautious outlook. First, technology consolidations in the industry have leveled off. It's unlikely that the technology consolidation to-date, which helped spur the recent rally, achieved the levels of consolidation necessary to sustain such results. In addition, a handful of recent initial public offerings have already diluted the positive effects of the consolidation.

Although inventory rates remain low, expectations are extremely high. Investors now anticipate a significant rally in the second half of 2003 and stock valuations are extended, pricing in these lofty expectations. As a result, company insiders are selling stock at the fastest pace in two years. And, while we believe IT spending will continue to grow throughout the year, we do not believe it will meet these increased investor expectations.

It was with this outlook in mind that we decreased our weighting to the more aggressive small-cap tech stocks toward the end of the period. We have instead favored more established large-cap names such as Microsoft, IBM and Intel. In addition to being less susceptible to market volatility, these companies continue to garner market share and produce more favorable returns. Too much optimism can be an unattractive characteristic in the stock market and we believe our more guarded course will benefit our technology investors.

[GRAPHIC WORM CHART OMITTED: VALUE OF A $10,000 INVESTMENT]

Value of a $10,000 Investment
                                         Goldman
                                         Sachs
                                         Technology
                        Technology       Industry          Consumer
                        Stock            Composite         Price
  Date                  Portfolio        Index**           Index*
------------------------------------------------------------------------
March 1, 2001            10,000           10,000           10,000
         2001             8,110            8,358           10,023
         2001            10,020            9,953           10,063
         2001             9,570            9,556           10,108
         2001             9,680            9,582           10,125
         2001             8,750            8,900           10,097
         2001             7,580            7,741           10,097
         2001             5,920            6,176           10,142
         2001             6,850            7,168           10,108
         2001             7,940            8,389           10,091
         2001             7,870            8,241           10,051
         2002             7,740            8,232           10,074
         2002             6,620            7,132           10,114
         2002             7,130            7,640           10,171
         2002             6,280            6,704           10,228
         2002             5,956            6,431           10,228
         2002             5,142            5,522           10,233
         2002             4,620            4,963           10,245
         2002             4,520            4,899           10,279
         2002             3,776            4,025           10,296
         2002             4,556            4,904           10,321
         2002             5,353            5,762           10,321
         2002             4,588            4,923           10,299
         2003             4,601            4,879           10,344
         2003             4,671            4,953           10,424
         2003             4,626            4,898           10,487
         2003             5,085            5,409           10,464
         2003             5,609            6,012           10,447
June 30, 2003            $5,618           $5,997          $10,458

Footnotes read:

*    The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

**    The Goldman Sachs Technology Industry Composite Index is a modified capitalization-weighted index of selected technology stocks. It is not possible to invest directly in the Index.

/1/    Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. At various times, the Portfolio's adviser waived its management fee and/or reimbursed Portfolio expenses. Had the adviser not done so, the Portfolio's total returns would have been lower. The returns have not been adjusted for charges associated with variable contracts that invest in the Portfolio. For additional information on those charges, refer to your variable contract prospectus which can be obtained from your registered representative or by calling (800) Thrivent. Please read your prospectus carefully.

Small Cap Stock Portfolio

[PHOTO OMITTED: KEVIN A. SCHMITTING]

Kevin A. Schmitting, CFA, is portfolio manager of the Small Cap Stock Portfolio. He brings more than 20 years of investment experience to Thrivent Financial for Lutherans. He has a master's degree in business administration from the University of Minnesota.

The small-cap segment of the market rebounded from a slow start in 2003 to post strong returns and outperform both mid- and large-cap stocks in the first half of the year. For the six-month period ended June 30, 2003, the Small Cap Stock Portfolio registered a 13.09% return, outperforming its market benchmark, the S&P SmallCap 600 Index, which realized a 12.92% return. The Portfolio's Lipper peer group of similar small-cap core funds returned 14.87% over the identical period.

A Forward-Looking Rally

The fact that the stock market is a forward-looking entity was clearly demonstrated during the first half of 2003. From January to mid-March, economic news worsened and the stock market steadily declined in the midst of apprehension about a possible Iraq conflict. A quick reversal ensued with an impressive stock market rally in mid-March, however, as the realization that actions against Iraq would soon commence.

Reasoning around the rally included relief at the speed with which the United States and its allies earned victory in Iraq, to a consolidation stemming from the pounding that many stocks took in 2002. Concrete evidence that the economy was improving, though, was rarely cited. Instead, it was the forward-looking nature of the markets -- which accounted for the assumed benefits of increasing economic liquidity due to falling interest rates and the new tax cuts -- that helped drive the growth.

Technology stocks were the biggest story of the bullish second half of 2003 and provided strong performance for the Portfolio. Valuations of these stocks, following three years of dismal performance, were so low that they couldn't help but rise with the strong tide. The sector also began to witness more consolidations as companies sought quick routes to additional growth by acquiring both customers and products. The Portfolio also benefited from a second-quarter rebound by airline holdings.

[GRAPHIC OMITTED: TOP INDUSTRIES]

Top Industries

Information Technology         19.0%
Financials                     17.5%
Consumer Discretionary         17.4%
Industrials                    14.6%
Health Care                    11.9%
Energy                          5.8%
Consumer Staples                3.2%
Utilities                       2.9%
Materials                       2.3%
Communications Services         0.7%

[GRAPHIC PIE CHART OMITTED: PORTFOLIO COMPOSITION (% OF PORTFOLIO)]

Portfolio Composition
(% of Portfolio)

Short Term Investments              4.7%
Common Stocks                      95.3%

Footnote reads:

Quoted Top Industries and Portfolio Composition are subject to change.

The Small Cap Stock Portfolio seeks long-term capital growth by investing primarily in small company common stocks and securities convertible into small company common stocks.

                       Portfolio Facts

Net Assets          $110,295,613          NAV          $9.96

                Average Annual Total Returns /1/
                         June 30, 2003
                                                From
                                           Inception
          1 Year                            3/1/2001
-----------------------------------------------------------
          -3.80%                               0.00%

The majority of the Portfolio's relative underperformance against similar small-cap blend funds can be traced to stock selection issues rather than poor sector allocations. The one exception is in the area of Real Estate Investment Trusts (REITs). Typically part of a defensive posture, REITs turned in strong returns during the period.

Outlook

Three months after the March rally began, we are still awaiting convincing evidence that the economy has turned the corner. Nonetheless, our forward-looking perspective provides a somewhat positive outlook, especially for small-cap stocks. Valuations for a number of small-cap companies remain cheap as many companies' stocks have not kept pace with their actual growth during the past two years. We are confident that this incongruence will be rectified on the strength of improved cash flow and a more vigorous economy.

Therefore, the Portfolio will continue to focus on the best small-cap companies and remain diversified across all major sectors and industries. This stance should position the Portfolio appropriately to realize the benefits of an improved investment climate.

[GRAPHIC WORM CHART OMITTED: VALUE OF A $10,000 INVESTMENT]

Value of a $10,000 Investment
                                          S&P
                        Small Cap         SmallCap         Consumer
                        Stock             600              Price
  Date                  Portfolio         Index*           Index**
------------------------------------------------------------------------
March 1, 2001            10,000           10,000           10,000
         2001             9,490            9,543           10,023
         2001            10,240           10,270           10,063
         2001            10,500           10,467           10,108
         2001            10,790           10,850           10,125
         2001            10,620           10,669           10,097
         2001            10,350           10,426           10,097
         2001             9,060            9,016           10,142
         2001             9,750            9,497           10,108
         2001            10,400           10,192           10,091
         2001            11,110           10,882           10,051
         2002            11,090           10,976           10,074
         2002            10,689           10,788           10,114
         2002            11,391           11,640           10,171
         2002            11,381           11,969           10,228
         2002            11,053           11,473           10,228
         2002            10,394           10,880           10,233
         2002             9,035            9,343           10,245
         2002             9,064            9,432           10,279
         2002             8,482            8,855           10,296
         2002             8,722            9,138           10,321
         2002             9,325            9,613           10,321
         2002             8,842            9,290           10,299
         2003             8,620            8,970           10,344
         2003             8,413            8,683           10,424
         2003             8,361            8,751           10,487
         2003             9,006            9,461           10,464
         2003             9,772           10,224           10,447
June 30, 2003            $9,999          $10,490          $10,458

Footnotes read:

*    The S&P SmallCap 600 Index is an unmanaged index that represents the average performance of a group of 600 small capitalization stocks. It is not possible to invest directly in the Index.

**    The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

/1/    Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. At various times, the Portfolio's adviser waived its management fee and/or reimbursed Portfolio expenses. Had the adviser not done so, the Portfolio's total returns would have been lower. The returns have not been adjusted for charges associated with variable contracts that invest in the Portfolio. For additional information on those charges, refer to your variable contract prospectus which can be obtained from your registered representative or by calling (800) Thrivent. Please read your prospectus carefully.

Small Cap Index Portfolio

[PHOTO OMITTED: KEVIN R. BRIMMER]

Kevin R. Brimmer, FSA, is manager for the Small Cap Index Portfolio. He holds a bachelor's degree in actuarial science and statistics and an MBA from Drake University.

The Small Cap Index Portfolio recorded a total return of 12.61% while its market benchmark, the S&P SmallCap 600 Index, posted a total return of 12.92% over the identical time period. The Portfolio's Lipper small cap core peer group, which is made up of both indexed and actively-managed portfolios, returned a total of 14.87%. The discrepancy between the Portfolio and the Index can primarily be attributed to expenses, cash flows, transaction costs and modest weighting variances between the Portfolio and the Index.

Conditions Favor Stocks

Stocks ended the second quarter of 2003 with their strongest performance since the end of 1998. The markets improved on modest indications of an economic recovery, a quick resolution to the situation in Iraq, record low interest rates and favorable tax legislation. Smaller company stocks often fare better than large- and mid-company stocks as the economy is beginning to recover, and this was again the case over the first six months of 2003 as small-company stocks outpaced their larger brethren. The information technology sector was the best performing sector as valuations were at attractive levels early in the year and investors saw promise in business spending picking up the pace. Other positive market performance was driven by strong gains in the consumer discretionary and telecommunications sectors.

As an index portfolio, the Portfolio does not make active decisions regarding sector weightings or individual security holdings. The goal of the Portfolio is to duplicate the performance of the S&P SmallCap 600 Index. To do this, we utilize a full replication strategy for the Portfolio. In other words, all 600 securities are purchased in approximately the same weight as the components of the Index. The timing of cash flows and transaction fees and expenses will impact portfolio performance, whereas the unmanaged Index has no costs associated with it.

[GRAPHIC OMITTED: TOP INDUSTRIES]

Top Industries

Consumer Discretionary         20.6%
Industrials                    17.4%
Information Technology         17.2%
Financials                     14.5%
Health Care                    12.1%
Energy                          5.9%
Materials                       4.3%
Utilities                       4.1%
Consumer Staples                3.5%
Communications Services         0.3%

[GRAPHIC PIE CHART OMITTED: PORTFOLIO COMPOSITION (% OF PORTFOLIO)]

Portfolio Composition
(% of Portfolio)

Short Term Investments              0.1%
Common Stocks                      99.9%

Footnote reads:

Quoted Top Industries and Portfolio Composition are subject to change.

The Small Cap Index Portfolio strives for capital growth that approximates the performance of the S&P SmallCap 600 Index by investing primarily in the common stocks comprising the Index.

                       Portfolio Facts

Net Assets          $310,012,360          NAV          $12.91

              Average Annual Total Returns /1/
                       June 30, 2003
                                                From
                                           Inception
1 Year                5-Year               6/14/1995
-----------------------------------------------------------
-3.90%                 3.47%                   9.59%

Outlook

We are hopeful that the stage is set for renewed growth in the remainder of 2003. Many positive economic variables are currently in place, including low inflation and an accommodative monetary and fiscal policy mix. Coupled with increases in corporate and consumer confidence, we should ultimately witness better earnings and prices for small-capitalization stocks.

Investors who made small-company stocks a part of their overall balanced portfolio have benefited as this intriguing asset class has enjoyed substantial gains over the last six months. The Portfolio is an easy way to gain access to a wide breadth of small company stocks -- both growth and value issues -- and is well balanced across all major sectors and industries.

[GRAPHIC WORM CHART OMITTED: VALUE OF A $10,000 INVESTMENT]

Value of a $10,000 Investment
                                          S&P
                        Small Cap         SmallCap        Consumer
                        Index             600             Price
  Date                  Portfolio         Index*          Index**
------------------------------------------------------------------------
June 14, 1995            10,000           10,000           10,000
         1995            10,110           10,159           10,020
         1995            10,695           10,936           10,020
         1995            10,900           11,173           10,046
         1995            10,980           11,458           10,066
         1995            10,496           10,892           10,099
         1995            10,892           11,323           10,092
         1995            11,070           11,510           10,085
         1996            11,035           11,535           10,145
         1996            11,309           11,913           10,177
         1996            11,654           12,168           10,230
         1996            12,285           12,867           10,269
         1996            12,613           13,324           10,289
         1996            12,047           12,802           10,296
         1996            11,091           11,921           10,315
         1996            11,734           12,657           10,335
         1996            12,243           13,213           10,368
         1996            12,187           13,121           10,401
         1996            12,832           13,803           10,421
         1996            13,084           13,964           10,421
         1997            13,506           14,196           10,453
         1997            13,499           13,903           10,486
         1997            12,968           13,189           10,512
         1997            13,172           13,351           10,526
         1997            14,307           14,919           10,519
         1997            14,779           15,578           10,532
         1997            16,041           16,557           10,545
         1997            16,348           16,974           10,565
         1997            17,325           18,097           10,591
         1997            16,478           17,316           10,618
         1997            16,313           17,189           10,611
         1997            16,403           17,537           10,598
         1998            16,373           17,195           10,618
         1998            17,785           18,761           10,637
         1998            18,457           19,477           10,657
         1998            18,560           19,592           10,677
         1998            17,585           18,555           10,696
         1998            17,627           18,609           10,710
         1998            16,282           17,185           10,723
         1998            13,162           13,868           10,736
         1998            13,966           14,718           10,749
         1998            14,625           15,401           10,775
         1998            15,442           16,268           10,775
         1998            16,425           17,308           10,769
         1999            16,227           17,090           10,795
         1999            14,765           15,550           10,808
         1999            14,946           15,751           10,841
         1999            15,943           16,791           10,920
         1999            16,324           17,200           10,920
         1999            17,249           18,179           10,920
         1999            17,091           18,019           10,953
         1999            16,345           17,226           10,979
         1999            16,403           17,299           11,032
         1999            16,368           17,255           11,051
         1999            17,043           17,977           11,058
         1999            18,428           19,455           11,058
         2000            17,856           18,852           11,084
         2000            20,222           21,376           11,150
         2000            19,475           20,586           11,242
         2000            19,130           20,233           11,248
         2000            18,552           19,634           11,255
         2000            19,637           20,794           11,321
         2000            19,151           20,284           11,340
         2000            20,839           22,082           11,354
         2000            20,270           21,481           11,413
         2000            20,402           21,615           11,432
         2000            18,297           19,365           11,439
         2000            20,497           21,750           11,432
         2001            21,370           22,683           11,505
         2001            20,073           21,299           11,551
         2001            19,178           20,322           11,577
         2001            20,627           21,871           11,623
         2001            21,010           22,289           11,675
         2001            21,769           23,106           11,695
         2001            21,411           22,720           11,662
         2001            20,923           22,202           11,662
         2001            18,097           19,201           11,715
         2001            19,049           20,224           11,675
         2001            20,430           21,704           11,656
         2001            21,804           23,173           11,610
         2002            21,965           23,375           11,636
         2002            21,596           22,973           11,682
         2002            23,296           24,787           11,748
         2002            23,938           25,488           11,813
         2002            22,939           24,433           11,813
         2002            21,749           23,169           11,820
         2002            18,699           19,896           11,833
         2002            18,877           20,086           11,873
         2002            17,718           18,857           11,892
         2002            18,271           19,459           11,922
         2002            19,213           20,472           11,922
         2002            18,562           19,782           11,896
         2003            17,920           19,102           11,948
         2003            17,337           18,491           12,040
         2003            17,465           18,636           12,113
         2003            18,869           20,148           12,086
         2003            20,381           21,771           12,067
June 30, 2003           $20,902          $22,338          $12,080

Footnotes read:

*     The S&P SmallCap 600 Index is an unmanaged index that represents the average performance of a group of 600 small capitalization stocks. "S&P SmallCap 600 Index" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Thrivent Financial for Lutherans. The product is not sponsored, endorsed or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product. It is not possible to invest directly in the Index. Index funds are subject to the same market risks associated with the stocks in their respective indexes.

**    The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

/1/     Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. At various times, the Portfolio's adviser waived its management fee and/or reimbursed Portfolio expenses. Had the adviser not done so, the Portfolio's total returns would have been lower. The returns have not been adjusted for charges associated with variable contracts that invest in the Portfolio. For additional information on those charges, refer to your variable contract prospectus which can be obtained from your registered representative or by calling (800) Thrivent. Please read your prospectus carefully.

Mid Cap Stock Portfolio

[PHOTO OMITTED: MICHAEL R. HOCHHOLZER]

Michael R. Hochholzer, CFA, FSA, manages the Mid Cap Stock Portfolio. He joined Thrivent Financial for Lutherans in 1989. He is a graduate of the University of Wisconsin-Oshkosh and received his MBA from the University of Chicago.

The first six months of 2003 were sharply bifurcated into two distinctive periods in the domestic equity market. Following steady declines from January to mid-March, the markets rebounded with tremendous gains throughout the remainder of the period. For the six-month period ended June 30, 2003, the Mid Cap Stock Portfolio finished the period with an 11.11% total return. During the same period, the Portfolio's market benchmark, the S&P MidCap 400 Index returned 12.40% while its Lipper mid cap core stock peer group earned a median return of 12.10%.

An About-Face for Stocks

Months of debate regarding the impending war in Iraq clearly had a dampening effect on the markets over the opening months of 2003. A review of the market's performance, however, reveals that the uncertainty about a timeline for a possible conflict was more disruptive than the actual prospect of hostilities -- the markets craved resolution. On March 11, before the war began, but after it became clear that it was imminent, the markets immediately set to work reversing their downward trend.

From this date through the end of June, mid-sized company stocks rallied for nearly a 25% gain. During this bullish run, all sectors and industries experienced at least moderate gains -- a rare feat. Leading the way was the outstanding performance of the technology sector, which returned nearly 40% for the period. The Portfolio's relative performance was hurt by an overweighted position in the more defensive energy stocks, the lowest performing sector during the six-month period. With energy inventories at seven-year lows and with the knowledge that energy use will rise in response to an economic recovery, we remain high on its prospects for growth in the remainder of 2003 and remain optimistic that this position will provide better benefit eventually.

Another driving force in stock gains was clearly the U.S. economy's massive amount of financial liquidity. From low interest rates and the subsequent refinancing boom to the recent tax cuts, consumers have fortified the financial resources at their disposal. Likewise, on the heels of the massive investment cycle and subsequent economic downturn that began in the late 1990s, businesses have had little need for additional capital investment. Therefore, for individuals and companies looking for an outlet for investment capital, stocks provided an attractive growth alternative to the low return of bonds. The question remains, however: Will this momentum continue?

[GRAPHIC OMITTED: TOP INDUSTRIES]

Top Industries

Financials                     18.5%
Consumer Discretionary         16.7%
Health Care                    15.1%
Information Technology         12.9%
Industrials                    11.8%
Energy                          8.1%
Utilities                       6.5%
Materials                       4.0%
Consumer Staples                3.7%
Communications Services         0.7%

[GRAPHIC PIE CHART OMITTED: PORTFOLIO COMPOSITION (% OF PORTFOLIO)]

Portfolio Composition
(% of Portfolio)

Short Term Investments              2.0%
Common Stocks                      98.0%

Footnote reads:

Quoted Top Industries and Portfolio Composition are subject to change.

The Mid Cap Stock Portfolio seeks long-term capital growth by investing primarily in common stocks and securities convertible into common stocks of mid-sized companies.

                       Portfolio Facts

Net Assets          $46,659,034          NAV          $8.45

                Average Annual Total Returns /1/
                         June 30, 2003
                                                From
                                           Inception
          1 Year                            3/1/2001
-----------------------------------------------------------
          -1.20%                              -6.78%

Outlook

While we profess optimism that the economy has ceased its downward spiral, that optimism is tempered by the realization that there are few concrete signs that the economy is actually improving.

We will closely monitor second-quarter earnings reports and, more importantly, each company's forecasts for the remainder of 2003 and into 2004, for possible indicators about the extent of the economic recovery. For the second-quarter market rally to be sustained, those companies will have to impart reasonably positive outlooks in the coming weeks.

We remain somewhat guarded in our optimism that news from these companies will be positive. As a result, we continue to weight the Portfolio toward higher quality, more predictable, less cyclical stocks. While this posture proved limiting to the Portfolio's performance in this most recent period, we believe now more than ever that it is the correct side of the risk/return spectrum to favor.

[GRAPHIC WORM CHART OMITTED: VALUE OF A $10,000 INVESTMENT]

Value of a $10,000 Investment
                                         S&P
                        Mid Cap          MidCap            Consumer
                        Stock            400               Price
  Date                  Portfolio        Index**           Index*
------------------------------------------------------------------------
March 1, 2001            10,000           10,000           10,000
         2001             9,190            9,292           10,023
         2001            10,300           10,317           10,063
         2001            10,410           10,557           10,108
         2001            10,280           10,515           10,125
         2001             9,710           10,358           10,097
         2001             9,150           10,019           10,097
         2001             8,020            8,773           10,142
         2001             8,350            9,161           10,108
         2001             8,690            9,843           10,091
         2001             9,039           10,351           10,051
         2002             8,879           10,297           10,074
         2002             8,849           10,310           10,114
         2002             9,440           11,047           10,171
         2002             9,390           10,995           10,228
         2002             9,308           10,810           10,228
         2002             8,594           10,019           10,233
         2002             7,824            9,048           10,245
         2002             7,803            9,094           10,279
         2002             7,248            8,361           10,296
         2002             7,581            8,723           10,321
         2002             7,930            9,228           10,321
         2002             7,642            8,849           10,299
         2003             7,481            8,590           10,344
         2003             7,364            8,386           10,424
         2003             7,380            8,456           10,487
         2003             7,796            9,070           10,464
         2003             8,423            9,821           10,447
June 30, 2003            $8,491           $9,946          $10,458

Footnotes read:

*     The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

**    The S&P MidCap 400 Index is an unmanaged index that represents the average performance of a group of 400 medium capitalization stocks. It is not possible to invest directly in the Index.

/1/    Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. At various times, the Portfolio's adviser waived its management fee and/or reimbursed Portfolio expenses. Had the adviser not done so, the Portfolio's total returns would have been lower. The returns have not been adjusted for charges associated with variable contracts that invest in the Portfolio. For additional information on those charges, refer to your variable contract prospectus which can be obtained from your registered representative or by calling (800) Thrivent. Please read your prospectus carefully.

Mid Cap Index Portfolio

[PHOTO OMITTED: KEVIN R. BRIMMER]

Kevin R. Brimmer, FSA, is manager for the Mid Cap Index Portfolio. He holds a bachelor's degree in actuarial science and statistics and an MBA from Drake University.

The Mid Cap Index Portfolio provided a total return of 12.13% for the six-month period ended June 30, 2003. Over the identical period, the S&P MidCap 400 Index provided a 12.40% total return. The Lipper mid-cap core peer group, which consists of both indexed and actively-managed portfolios, provided a median total return of 12.10%. The difference in returns between the Portfolio and the Index is primarily the result of Portfolio expenses and transaction costs.

Stocks Benefit from War Resolution

Market sentiment turned positive and stocks enjoyed strong results for the six-month period ended June 30, 2003. The market rally began in mid-March as a result of the successful and swift war with Iraq, along with much improved corporate earnings reports. Gains in the second quarter were fairly broad based as every sector posted positive performance. Health-care and telecommunication sectors led the charge for the period. The health care sector's positive results were driven by renewed strength in pharmaceutical stocks, while the telecommunications area continued to reap rewards from low interest rates which helped these firms finance high debt levels. The materials sector was the worst performing sector as a result of weak demand and low levels of corporate capital spending.

As an indexed portfolio, the Mid Cap Index Portfolio does not make active allocation decisions based on our outlook for the market. The Portfolio is passively managed with the primary goal of replicating the S&P MidCap 400 Index -- that is, purchasing all 400 securities in proportions, as close as practical, to those of the Index. Differences in performance between the Portfolio and the Index are the result of management fees, costs for transactions, the small amount of cash held by the Portfolio, and minor variances in the proportion of each security relative to the Index. As always, it is our objective to minimize the impact of the various factors that can create "tracking errors" relative to the Index, thereby tying performance of the Portfolio as close to the Index as possible.

[GRAPHIC OMITTED: TOP INDUSTRIES]

Top Industries

Financials                     19.0%
Consumer Discretionary         16.8%
Health Care                    13.5%
Information Technology         12.9%
Industrials                    11.8%
Utilities                       6.9%
Energy                          6.5%
Materials                       4.0%
Consumer Staples                3.8%
Communications Services         0.6%

[GRAPHIC PIE CHART OMITTED: PORTFOLIO COMPOSITION (% OF PORTFOLIO)]

Portfolio Composition
(% of Portfolio)

Short Term Investments              4.2%
Common Stocks                      95.8%

Footnote reads:

Quoted Top Industries and Portfolio Composition are subject to change.

The Mid Cap Index Portfolio seeks total returns that track the performance of the S&P MidCap 400 Index by investing primarily in the common stocks comprising the Index.

                       Portfolio Facts

Net Assets          $41,183,271          NAV          $9.70

                Average Annual Total Returns /1/
                         June 30, 2003
                                                From
                                           Inception
          1 Year                            3/1/2001
-----------------------------------------------------------
          -0.92%                              -0.57%

Outlook

The stock markets are likely to remain volatile although we've seen many positive signs which indicate that the economic climate is changing, including better corporate profitability and increased confidence in the stock market. Stocks should continue to bring benefit to investors as long as corporate earnings back up higher stock prices and the economy remains on track. Barring any unforeseen shocks to our economy, a solid base is being built for an environment that will reward patient investors that have built a portfolio with the appropriate asset allocation and adequate diversification.

[GRAPHIC WORM CHART OMITTED: VALUE OF A $10,000 INVESTMENT]

Value of a $10,000 Investment
                                         S&P
                        Mid Cap          MidCap           Consumer
                        Index            400              Price
  Date                  Portfolio        Index**          Index*
------------------------------------------------------------------------
March 1, 2001            10,000           10,000           10,000
         2001             9,300            9,292           10,023
         2001            10,304           10,317           10,063
         2001            10,543           10,557           10,108
         2001            10,499           10,515           10,125
         2001            10,341           10,358           10,097
         2001             9,998           10,019           10,097
         2001             8,779            8,773           10,142
         2001             9,154            9,161           10,108
         2001             9,815            9,843           10,091
         2001            10,311           10,351           10,051
         2002            10,250           10,297           10,074
         2002            10,260           10,310           10,114
         2002            10,976           11,047           10,171
         2002            10,915           10,995           10,228
         2002            10,734           10,810           10,228
         2002             9,959           10,019           10,233
         2002             9,009            9,048           10,245
         2002             9,054            9,094           10,279
         2002             8,331            8,361           10,296
         2002             8,684            8,723           10,321
         2002             9,176            9,228           10,321
         2002             8,800            8,849           10,299
         2003             8,541            8,590           10,344
         2003             8,337            8,386           10,424
         2003             8,406            8,456           10,487
         2003             9,009            9,070           10,464
         2003             9,750            9,821           10,447
June 30, 2003            $9,868           $9,946          $10,458

Footnotes read:

*     The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

**    The S&P MidCap 400 Index is an unmanaged index that represents the average performance of a group of 400 medium capitalization stocks. It is not possible to invest directly in the Index.

/1/    Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. At various times, the Portfolio's adviser waived its management fee and/or reimbursed Portfolio expenses. Had the adviser not done so, the Portfolio's total returns would have been lower. The returns have not been adjusted for charges associated with variable contracts that invest in the Portfolio. For additional information on those charges, refer to your variable contract prospectus which can be obtained from your registered representative or by calling (800) Thrivent. Please read your prospectus carefully.

International Portfolio

[PHOTO OMITTED: KATHLEEN M. HARRIS]

Oechsle International Advisors, LLC, the subadviser to the International Portfolio, utilizes a team approach to managing the Portfolio. Kathleen M. Harris, CFA, is the portfolio manager primarily responsible for managing the International Portfolio. She is employed by Oechsle International Advisors, LLC. She received an MBA in finance from the University of Chicago Graduate School of Business.

Investors received a welcome combination of good news regarding the outcome of the war in Iraq and good numbers in the second quarter of 2003 resulting in a sharp upturn in markets. The Portfolio provided a total return of 6.32% while its Lipper peer group of similar international stock portfolios returned a median of 8.12%. The Portfolio's industry benchmark, the MSCI EAFE Index, a benchmark of international stocks, provided a return of 9.47% over the period.

International Stocks and Investor Optimism Climb

The long, slow march to war in Iraq took its toll in the first three months of 2003. Sentiment was buoyed, though, by the decisive coalition military victory in Iraq and the decline of SARS as an agent of fear. In addition, stronger fundamental data began to accumulate to give substance to increasing investor optimism. Business and consumer confidence surveys in Japan and a number of European countries showed improving conditions. The European consumer began to show signs of life as spending levels improved and government and central bank policy responses provided hope that Europe in particular would rebound alongside the U.S. It looks as if the markets have regained their nerve.

The Portfolio underperformed its benchmark during this volatile time period primarily due to its growth style bias. The value style provided a higher return throughout the period, but in the final month of the reporting period, June, a significant shift by investors from the value style to growth suggests that investors' risk appetite has finally begun to repair. The Portfolio's performance was particularly hurt by lacking exposure to deeply discounted financial and technology sector stocks which performed very well. Many of these holdings were priced for bankruptcy and we doubt that these low-quality elements of the market will continue this upward track.

Investors appear to be more comfortable taking on the risks that accompany stock investing and a continued shift to growth would benefit the Portfolio's performance. As that appetite matures, the market's time horizon will naturally lengthen and investors should bring a more nuanced attitude toward earnings and the valuation of stocks. Indeed, June's rambunctious reach for risk appears to be evolving into a deeper consideration of earnings potential as the future unfolds.

[GRAPHIC OMITTED: TOP COUNTRIES]

Top Countries

United Kingdom                 25.6%
Japan                          13.9%
France                         12.7%
Italy                           9.4%
Germany                         6.0%
Netherlands                     5.5%
South Korea                     4.0%
Spain                           3.0%
Switzerland                     2.8%
Hong Kong                       2.4%

[GRAPHIC PIE CHART OMITTED: PORTFOLIO COMPOSITION (% OF PORTFOLIO)]

Portfolio Composition
(% of Portfolio)

Short Term Investments              5.1%
Common Stocks                      94.9%

Footnote reads:

Quoted Top Industries and Portfolio Composition are subject to change.

The International Portfolio seeks long-term capital growth by investing in foreign stocks. *

                       Portfolio Facts

Net Assets          $67,648,303          NAV          $7.61

              Average Annual Total Returns /1/
                       June 30, 2003
                                                From
                                           Inception
1 Year                5-Year                3/2/1998
-----------------------------------------------------------
-11.72%               -5.30%                  -3.35%

Ongoing volatility in markets today offers an indication of how difficult it is to assess investment decisions on a short-term basis. Telecommunications companies, as one example, have generated substantial cash flow, even during the bear market, and have been paying down debt. Those cash flows now stand to benefit equity holders and the market is finally focusing on this earnings story.

Outlook

The capital markets appear to be coming around to the view that a healthy global economy, supported by a synchronized recovery in 2004, is a strong possibility after all. The weaker dollar has prompted the European Central Bank to ease, the Fed continues to supply liquidity and corporate bond yields have fallen. So, money is abundant and cheap. Industrial commodity prices suggest a firming of underlying demand. And, perhaps most encouraging of all, Japanese bond yields hint at the fading of deflationary fears as they rise rapidly from below 0.5% to more than 1%. We do not foresee an unusually robust recovery, but neither have we felt that a crushing deflationary spiral was in the cards. The market is beginning to agree.

[GRAPHIC WORM CHART OMITTED: VALUE OF A $10,000 INVESTMENT]

Value of a $10,000 Investment
                                          MSCI             Consumer
                        International     EAFE             Price
  Date                  Portfolio         Index***         Index**
------------------------------------------------------------------------
March 2, 1998            10,000           10,000           10,000
         1998            10,410           10,308           10,019
         1998            10,610           10,390           10,037
         1998            10,840           10,339           10,056
         1998            10,950           10,417           10,068
         1998            11,290           10,523           10,080
         1998             9,840            9,219           10,093
         1998             9,390            8,937           10,105
         1998            10,070            9,868           10,130
         1998            10,730           10,374           10,130
         1998            11,041           10,783           10,124
         1999            11,521           10,751           10,148
         1999            11,171           10,495           10,161
         1999            11,341           10,933           10,191
         1999            11,791           11,376           10,266
         1999            11,401           10,790           10,266
         1999            11,781           11,211           10,266
         1999            12,111           11,544           10,296
         1999            12,461           11,586           10,321
         1999            12,611           11,703           10,371
         1999            13,081           12,141           10,389
         1999            13,871           12,563           10,395
         1999            15,622           13,691           10,395
         2000            15,137           12,821           10,420
         2000            16,229           13,166           10,482
         2000            16,189           13,676           10,568
         2000            14,813           12,956           10,574
         2000            14,337           12,640           10,581
         2000            14,995           13,134           10,642
         2000            14,408           12,584           10,661
         2000            14,681           12,693           10,673
         2000            13,841           12,075           10,729
         2000            13,336           11,790           10,747
         2000            12,648           11,348           10,754
         2000            12,946           11,751           10,747
         2001            13,062           11,745           10,815
         2001            11,923           10,864           10,859
         2001            11,048           10,140           10,883
         2001            11,691           10,845           10,927
         2001            11,196           10,462           10,976
         2001            10,742           10,034           10,994
         2001            10,489            9,852           10,964
         2001             9,983            9,602           10,964
         2001             8,876            8,629           11,013
         2001             9,098            8,850           10,976
         2001             9,551            9,177           10,957
         2001             9,646            9,231           10,914
         2002             9,172            8,741           10,939
         2002             9,387            8,802           10,982
         2002             9,818            9,278           11,044
         2002             9,796            9,340           11,106
         2002             9,789            9,458           11,106
         2002             9,403            9,081           11,112
         2002             8,411            8,185           11,124
         2002             8,301            8,166           11,161
         2002             7,454            7,289           11,180
         2002             7,887            7,681           11,208
         2002             8,131            8,030           11,208
         2002             7,808            7,760           11,183
         2003             7,437            7,436           11,232
         2003             7,273            7,265           11,319
         2003             7,023            7,122           11,387
         2003             7,700            7,820           11,362
         2003             8,077            8,294           11,344
June 30, 2003            $8,302           $8,495          $11,356

Footnotes read:

*     International investing has special risks including currency fluctuation and political volatility.

**    The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

***    The Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index) is a stock index designed to measure the investment returns of the developed countries outside North America. The MSCI EAFE Index currently includes stocks from 21 countries which are selected on the basis of industry representation, liquidity and sufficient float. It is not possible to invest directly in the Index.

/1/    Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. At various times, the Portfolio's adviser waived its management fee and/or reimbursed Portfolio expenses. Had the adviser not done so, the Portfolio's total returns would have been lower. The returns have not been adjusted for charges associated with variable contracts that invest in the Portfolio. For additional information on those charges, refer to your variable contract prospectus which can be obtained from your registered representative or by calling (800) Thrivent. Please read your prospectus carefully.

Capital Growth Portfolio

[PHOTO OMITTED: FREDERICK L. PLAUTZ]

Frederick L. Plautz is portfolio manager for the Capital Growth Portfolio. Mr. Plautz has 22 years of investment industry experience and is a graduate of the University of Wisconsin where he earned a master's degree in finance.

Large-company stock investors were among those benefiting from the market's strong 2003 rally, which began in March and has continued through mid-year. For the six-month period ended June 30, 2003, the Capital Growth Portfolio produced a 9.50% total return while its market benchmark, the S&P 500 Index, returned 11.75% and its Lipper peer group of large-company core funds earned a 10.47% median total return.

Energy Belies Fundamentals

Following a brief rally in January, the markets steadily declined as signs of economic woes and ambiguity surrounding a possible Iraq conflict took their toll on investors. However, unlike 1991's Desert Storm, when the markets held their breath until well after hostilities began, the mere realization that Operation Iraqi Freedom would soon commence initiated a strong market rally. With the markets down for so long, and with at least tepid confidence that the war would be relatively short-lived, the atmosphere was primed for a recovery. Adding fuel to the rally were investors who had been eagerly awaiting the Fed's monetary easing and the pending tax law changes against a backdrop of depressed stock prices.

The Portfolio's performance was hampered by three areas of underperformance: energy, information technology and biotechnology. In the first quarter, based on strong fundamentals, we carried a large energy sector overweighting, leveraged to natural gas. The conditions at that time, including huge gas usage and tight inventories, have historically led to large spikes in energy-service company and natural gas stocks. Although we did get a positive bounce from this sector, it was not as large as it has been in the past. In May, as more energy was placed in storage than weather conditions alone would suggest, we reduced our bet on higher prices dramatically.

The lag in information technology, however, had less to do with the sector's performance and more to do with the Portfolio's strong stance toward high-quality stocks. During the period, low-quality technology stocks were extremely strong performers and outpaced higher-quality alternatives. Biotech underperformance was the result of underweighting that sector, which also posted strong second-quarter returns.

[GRAPHIC OMITTED: TOP INDUSTRIES]

Top Industries

Financials                     19.1%
Consumer Discretionary         19.0%
Health Care                    13.6%
Information Technology         12.7%
Consumer Staples               10.6%
Industrials                     8.1%
Energy                          7.3%
Communications Services         1.9%
Utilities                       0.8%

[GRAPHIC PIE CHART OMITTED: PORTFOLIO COMPOSITION (% OF PORTFOLIO)]

Portfolio Composition
(% of Portfolio)

Short Term Investments              6.9%
Common Stocks                      93.1%

Footnote reads:

Quoted Top Industries and Portfolio Composition are subject to change.

The Capital Growth Portfolio seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

                       Portfolio Facts

Net Assets          $160,605,977          NAV          $7.76

                Average Annual Total Returns /1/
                         June 30, 2003
                                                From
                                           Inception
          1 Year                            3/1/2001
-----------------------------------------------------------
          -2.58%                              -9.98%

Outlook

Looking ahead, the value of diversification remains clear as it's nearly impossible to discern any broad, emerging themes on an industry or sector basis. Instead, it appears we're mired in a stock picker's environment. The one possible exception is in the area of telecommunications, where cable stocks are generating free cash flow for the first time and are positioned to grow through greater market penetration and the introduction of new technology.

Overall, we continue to look for stocks that have positive earnings estimate revisions and strong insider buying patterns. It seems insider selling has increased after the sharp rally began in March. But estimate revisions are moving up slightly, on average, after beating first-quarter earnings estimates. Hopefully, insider selling will slow and earnings estimates will continue to rise, allowing the market to continue to make progress.

Of course, the key going forward will be the economy -- how fast it can recover and how consistently it can grow. Given the new tax cuts, low inventories, high productivity, low inflation, low interest rates, record high mortgage refinancing and other recovering economic fundamentals, the long-term outlook appears promising.

[GRAPHIC WORM CHART OMITTED: VALUE OF A $10,000 INVESTMENT]

Value of a $10,000 Investment
                        Capital                            Consumer
                        Growth            S&P 500          Price
  Date                  Portfolio         Index**          Index*
------------------------------------------------------------------------
March 1, 2001            10,000           10,000           10,000
         2001             9,580            9,357           10,023
         2001            10,090           10,084           10,063
         2001            10,020           10,151           10,108
         2001             9,673            9,904           10,125
         2001             9,483            9,807           10,097
         2001             8,882            9,193           10,097
         2001             8,291            8,450           10,142
         2001             8,531            8,612           10,108
         2001             9,082            9,272           10,091
         2001             9,222            9,353           10,051
         2002             9,081            9,217           10,074
         2002             8,911            9,039           10,114
         2002             9,242            9,379           10,171
         2002             8,740            8,811           10,228
         2002             8,693            8,746           10,228
         2002             8,034            8,123           10,233
         2002             7,415            7,489           10,245
         2002             7,447            7,539           10,279
         2002             6,621            6,720           10,296
         2002             7,233            7,311           10,321
         2002             7,539            7,741           10,321
         2002             7,147            7,287           10,299
         2003             7,010            7,096           10,344
         2003             6,937            6,989           10,424
         2003             6,996            7,057           10,487
         2003             7,479            7,638           10,464
         2003             7,816            8,040           10,447
June 30, 2003            $7,826           $8,143          $10,458

Footnotes read:

*     The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

**    The S&P 500 Index is an unmanaged index that represents the average performance of a group of 500 large-capitalization stocks. It is not possible to invest directly in the Index.

/1/    Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. At various times, the Portfolio's adviser waived its management fee and/or reimbursed Portfolio expenses. Had the adviser not done so, the Portfolio's total returns would have been lower. The returns have not been adjusted for charges associated with variable contracts that invest in the Portfolio. For additional information on those charges, refer to your variable contract prospectus which can be obtained from your registered representative or by calling (800) Thrivent. Please read your prospectus carefully.

Large Company Index Portfolio

[PHOTO OMITTED: KEVIN R. BRIMMER]

Kevin R. Brimmer, FSA, is portfolio manager for the Large Company Index Portfolio. He holds a bachelor's degree in actuarial science and statistics and an MBA from Drake University.

For the six-month period ended June 30, 2003, the Large Company Index Portfolio posted an 11.58% total return, as compared to the S&P 500 Index's 11.75% total return over this time period. The Portfolio's Lipper S&P 500 Index objective peer group gained a median of 11.53%. Returns to the Portfolio before investment expenses were modestly ahead of the benchmark. The Portfolio's investment objective is to provide returns approximating that of the S&P 500 Index, after fees and expenses.

Stocks Recover

Over the past six months, market participants have witnessed a struggle between cyclical forces, investor concerns over volatile markets and geopolitical tensions, and the magnitude of the economic recovery. Economic data prompted mixed signals as to the underlying strength of the economic recovery. The second quarter of 2003 yielded the best quarter for the S&P 500 Index since the fourth quarter of 1998. Utilities holdings posted the strongest returns for the period, while the volatile information technology sector regained the upside performance they had lost beginning in the first quarter of 2003. The telecommunications sector suffered the worst but still provided a positive 4.08% return.

The Large Company Index Portfolio, as an index portfolio, is managed with a passive approach, meaning there is no active stock selection process. The objective of the Portfolio is to replicate the performance of the S&P 500 Index, in order to provide broad exposure to large capitalization stocks across various economic sectors. This is done by purchasing all 500 securities in the Index to mirror the composition of the Index as closely as possible, while at the same time trying to keep transaction costs at a minimum.

[GRAPHIC OMITTED: TOP INDUSTRIES]

Top Industries

Financials                     20.0%
Information Technology         15.3%
Health Care                    14.4%
Consumer Discretionary         13.5%
Industrials                    10.9%
Consumer Staples                8.7%
Energy                          5.7%
Communications Services         3.8%
Utilities                       3.0%
Materials                       2.6%

[GRAPHIC PIE CHART OMITTED: PORTFOLIO COMPOSITION (% OF PORTFOLIO)]

Portfolio Composition
(% of Portfolio)

Short Term Investments              2.1%
Common Stocks                      97.9%

Footnote reads:

Quoted Top Industries and Portfolio Composition are subject to change.

The Large Company Index Portfolio strives for investment results that approximate the performance of the S&P 500 Index by investing primarily in common stocks comprising the Index.

                       Portfolio Facts

Net Assets          $600,371,240          NAV          $17.22

              Average Annual Total Returns /1/
                       June 30, 2003
                                                From
                                           Inception
1 Year               5-Year                6/14/1995
-----------------------------------------------------------
0.15%                -1.81%                   9.16%

Generally, variances in performance relative to the Index are a function of Portfolio expenses and transaction costs. It is our objective to minimize the impact of these variables on the Portfolio's returns.

Outlook

We continue to believe that there is a world of opportunity still available in the U.S. equity markets despite mixed economic news. The economy is still exhibiting signs of improvement and corporate profits have continued to gain momentum in 2003. As volatility within the overall equities market continues, large-cap companies will likely be in favor with investors seeking more stability. We appreciate your investment in the Large Company Index Portfolio and look forward to serving you going forward.

[GRAPHIC WORM CHART OMITTED: VALUE OF A $10,000 INVESTMENT]

Value of a $10,000 Investment
                        Large
                        Company                           Consumer
                        Index            S&P 500          Price
  Date                  Portfolio        Index*           Index**
------------------------------------------------------------------------
June 14, 1995            10,000           10,000           10,000
         1995            10,190           10,163           10,020
         1995            10,521           10,500           10,020
         1995            10,544           10,526           10,046
         1995            10,993           10,970           10,066
         1995            10,948           10,931           10,099
         1995            11,423           11,411           10,092
         1995            11,639           11,631           10,085
         1996            12,033           12,027           10,145
         1996            12,144           12,138           10,177
         1996            12,254           12,255           10,230
         1996            12,438           12,436           10,269
         1996            12,753           12,756           10,289
         1996            12,793           12,805           10,296
         1996            12,236           12,239           10,315
         1996            12,484           12,497           10,335
         1996            13,181           13,201           10,368
         1996            13,543           13,565           10,401
         1996            14,510           14,590           10,421
         1996            14,254           14,301           10,421
         1997            15,137           15,195           10,453
         1997            15,254           15,314           10,486
         1997            14,634           14,685           10,512
         1997            15,497           15,561           10,526
         1997            16,426           16,509           10,519
         1997            17,150           17,248           10,532
         1997            18,504           18,621           10,545
         1997            17,469           17,578           10,565
         1997            18,396           18,540           10,591
         1997            17,785           17,921           10,618
         1997            18,520           18,751           10,611
         1997            18,900           19,073           10,598
         1998            19,106           19,283           10,618
         1998            20,462           20,674           10,637
         1998            21,500           21,733           10,657
         1998            21,702           21,952           10,677
         1998            21,323           21,574           10,696
         1998            22,183           22,451           10,710
         1998            21,944           22,211           10,723
         1998            18,822           19,000           10,736
         1998            20,003           20,217           10,749
         1998            21,634           21,862           10,775
         1998            22,937           23,187           10,775
         1998            24,260           24,523           10,769
         1999            25,264           25,548           10,795
         1999            24,483           24,754           10,808
         1999            25,438           25,745           10,841
         1999            26,407           26,742           10,920
         1999            25,775           26,110           10,920
         1999            27,189           27,560           10,920
         1999            26,343           26,699           10,953
         1999            26,222           26,567           10,979
         1999            25,508           25,839           11,032
         1999            27,093           27,474           11,051
         1999            27,633           28,032           11,058
         1999            29,237           29,684           11,058
         2000            27,790           28,192           11,084
         2000            27,234           27,659           11,150
         2000            29,871           30,364           11,242
         2000            28,997           29,451           11,248
         2000            28,422           28,846           11,255
         2000            29,101           29,557           11,321
         2000            28,663           29,096           11,340
         2000            30,423           30,903           11,354
         2000            28,823           29,271           11,413
         2000            28,688           29,147           11,432
         2000            26,430           26,849           11,439
         2000            26,553           26,981           11,432
         2001            27,488           27,938           11,505
         2001            24,978           25,391           11,551
         2001            23,399           23,782           11,577
         2001            25,200           25,630           11,623
         2001            25,359           25,802           11,675
         2001            24,735           25,174           11,695
         2001            24,485           24,926           11,662
         2001            22,951           23,366           11,662
         2001            21,108           21,479           11,715
         2001            21,500           21,889           11,675
         2001            23,134           23,568           11,656
         2001            23,327           23,774           11,610
         2002            22,982           23,427           11,636
         2002            22,533           22,976           11,682
         2002            23,373           23,840           11,748
         2002            21,946           22,394           11,813
         2002            21,780           22,229           11,813
         2002            20,218           20,646           11,820
         2002            18,682           19,036           11,833
         2002            18,803           19,162           11,873
         2002            16,758           17,081           11,892
         2002            18,221           18,583           11,922
         2002            19,281           19,676           11,922
         2002            18,146           18,521           11,896
         2003            17,665           18,037           11,948
         2003            17,394           17,766           12,040
         2003            17,556           17,938           12,113
         2003            19,004           19,414           12,086
         2003            20,000           20,436           12,067
June 30, 2003           $20,248          $20,697          $12,080

Footnotes read:

*     The S&P 500 Index is an unmanaged index that represents the average performance of a group of 500 large-capitalization stocks. "S&P 500(r)" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Thrivent Financial for Lutherans. The product is not sponsored, endorsed or promoted by Standard & Poor's and Statdard & Poor's makes no representation regarding the advisability of investing in the product. It is not possible to invest directly in the Index. Index funds are subject to the same market risks associated with the stocks in their respective indexes.

**    The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

/1/    Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. At various times, the Portfolio's adviser waived its management fee and/or reimbursed Portfolio expenses. Had the adviser not done so, the Portfolio's total returns would have been lower. The returns have not been adjusted for charges associated with variable contracts that invest in the Portfolio. For additional information on those charges, refer to your variable contract prospectus which can be obtained from your registered representative or by calling (800) Thrivent. Please read your prospectus carefully.

Balanced Portfolio

[PHOTO OMITTED: KEVIN R. BRIMMER]

Kevin R. Brimmer, FSA, (left) is co-portfolio manager for the Balanced Portfolio. He holds a bachelor's degree in actuarial science and statistics and an MBA from Drake University.

[PHOTO OMITTED: STEVEN H.C. LEE]

Steven H.C. Lee, FSA, (right) is co-portfolio manager for the Balanced Portfolio, managing the Portfolio's equity assets. He graduated from Augsburg College in Minneapolis, Minnesota, in 1985 with a bachelor's degree in mathematics. He has been with Thrivent Financial for Lutherans since 1985 and is a member of the American Academy of Actuaries.

Both large-company stocks and high-quality bonds provided positive returns for investors as the markets swiftly shifted course during the month of March. For the six-month period ended June 30, 2003, the Balanced Portfolio registered an 8.05% total return, as compared to its Lipper peer group of similar balanced portfolios, which returned a median of 8.71%.

Stocks Rally Sharply

After beginning the year burdened by a very muted economic recovery and daily reports of conflict with Iraq, stocks posted sizable gains as it became evident that the course of action would be war. Investors relieved with a plan of action -- any plan of action -- pushed stocks higher as the war was swiftly won. Adding to the elixir was a much heralded pick-up in corporate profits, which boosted returns into positive levels for every sector of the S&P 500 Index. The second quarter of 2003 witnessed the best stock returns since the fourth quarter of 1998. The equity portion of the Portfolio closely tracked the broad large-company barometer, the S&P 500 Index, which returned 11.75% for the period.

Bonds Steady but Fade at End

High-quality bonds, as measured by the Lehman Brothers Aggregate Bond Index, ended the period with a 3.93% total return and was closely tracked by the fixed-income allocation of the Portfolio. High-quality bonds performed very well in the first three months of 2003 as investors shunned risk in the face of a three year bear market, a soft economic recovery and great geopolitical unrest. In June, signs of rising interest rates and a rejuvenated equities market spooked bond investors, with falling prices being the result. Bonds have been beneficiaries of a long period of "flight-to-quality" with the relativly safe haven of Treasuries reaping rewards. Now the most aggressive element of the fixed-income market, corporate bonds, are driving returns.

[GRAPHIC OMITTED: TOP INDUSTRIES]

Top Industries

Financials                     15.0%
Mortgage-Backed Securities     10.9%
Information Technology          9.1%
Consumer Discretionary          8.6%
Health Care                     8.4%
Industrials                     6.3%
Consumer Staples                5.3%
Energy                          3.7%
Communications Services         3.3%
Utilities                       2.5%

[GRAPHIC PIE CHART OMITTED: PORTFOLIO COMPOSITION (% OF PORTFOLIO)]

Portfolio Composition
(% of Portfolio)

Short Term Investments             11.6%
Long Term Fixed Income             31.3%
Common Stocks                      57.1%

Footnote reads:

Quoted Top Industries and Portfolio Composition are subject to change.

The Balanced Portfolio seeks capital growth and income by investing in a mix of common stocks, bonds and money market instruments. Securities are selected consistent with the policies of the Large Company Index and Bond Index Portfolios and money market portfolios.

                       Portfolio Facts

Net Assets          $654,832,780          NAV          $13.33

              Average Annual Total Returns /1/
                       June 30, 2003
                                                From
                                           Inception
1 Year                5-Year               6/14/1995
-----------------------------------------------------------
 4.70%                 2.29%                   8.43%

Money market yields continue to set historic lows as a result of the key federal funds rate resting at an eye-catching 1.00%.

Outlook

The Portfolio's mix of stocks, high-quality bonds, and short-term money market instruments provides excellent diversification for a variety of economic conditions. The past six months vividly illustrate the value of not putting all one's eggs in a single basket. With the economy set to improve and corporate profits rising, it is likely that stocks will perform much better than they have in the past few years. High-quality bonds, while vulnerable to interest rate hikes, still should provide a meaningful balance to the stock portion of the Portfolio. Remaining balanced is a fundamental tenet of investing and the Portfolio will go forward with this mantra firmly in mind.

[GRAPHIC WORM CHART OMITTED: VALUE OF A $10,000 INVESTMENT]

Value of a $10,000 Investment
                                                     Lehman
                                                     Brothers
                                                     Aggregate        Consumer
                     Balanced         S&P 500        Bond             Price
  Date               Portfolio        Index*         Index**          Index***
------------------------------------------------------------------------------
June 14, 1995         10,000          10,000          10,000          10,000
         1995         10,107          10,163           9,988          10,020
         1995         10,295          10,500           9,966          10,020
         1995         10,351          10,526          10,086          10,046
         1995         10,635          10,970          10,184          10,066
         1995         10,678          10,931          10,316          10,099
         1995         10,977          11,411          10,471          10,092
         1995         11,146          11,631          10,618          10,085
         1996         11,378          12,027          10,688          10,145
         1996         11,372          12,138          10,503          10,177
         1996         11,394          12,255          10,430          10,230
         1996         11,466          12,436          10,371          10,269
         1996         11,618          12,756          10,350          10,289
         1996         11,695          12,805          10,489          10,296
         1996         11,429          12,239          10,518          10,315
         1996         11,550          12,497          10,500          10,335
         1996         11,984          13,201          10,683          10,368
         1996         12,262          13,565          10,920          10,401
         1996         12,803          14,590          11,107          10,421
         1996         12,666          14,301          11,003          10,421
         1997         13,111          15,195          11,037          10,453
         1997         13,183          15,314          11,064          10,486
         1997         12,848          14,685          10,942          10,512
         1997         13,337          15,561          11,106          10,526
         1997         13,820          16,509          11,211          10,519
         1997         14,225          17,248          11,344          10,532
         1997         14,999          18,621          11,650          10,545
         1997         14,480          17,578          11,550          10,565
         1997         15,001          18,540          11,721          10,591
         1997         14,804          17,921          11,891          10,618
         1997         15,171          18,751          11,945          10,611
         1997         15,416          19,073          12,066          10,598
         1998         15,583          19,283          12,220          10,618
         1998         16,189          20,674          12,211          10,637
         1998         16,667          21,733          12,253          10,657
         1998         16,799          21,952          12,317          10,677
         1998         16,704          21,574          12,434          10,696
         1998         17,131          22,451          12,540          10,710
         1998         17,041          22,211          12,566          10,723
         1998         15,800          19,000          12,771          10,736
         1998         16,476          20,217          13,070          10,749
         1998         17,194          21,862          13,001          10,775
         1998         17,791          23,187          13,074          10,775
         1998         18,387          24,523          13,114          10,769
         1999         18,842          25,548          13,207          10,795
         1999         18,405          24,754          12,977          10,808
         1999         18,840          25,745          13,049          10,841
         1999         19,256          26,742          13,090          10,920
         1999         18,938          26,110          12,975          10,920
         1999         19,495          27,560          12,934          10,920
         1999         19,146          26,699          12,879          10,953
         1999         19,108          26,567          12,872          10,979
         1999         18,908          25,839          13,022          11,032
         1999         19,586          27,474          13,070          11,051
         1999         19,811          28,032          13,069          11,058
         1999         20,409          29,684          13,006          11,058
         2000         19,822          28,192          12,963          11,084
         2000         19,713          27,659          13,120          11,150
         2000         20,815          30,364          13,293          11,242
         2000         20,522          29,451          13,255          11,248
         2000         20,291          28,846          13,249          11,255
         2000         20,710          29,557          13,524          11,321
         2000         20,604          29,096          13,647          11,340
         2000         21,416          30,903          13,845          11,354
         2000         20,847          29,271          13,932          11,413
         2000         20,844          29,147          14,024          11,432
         2000         20,075          26,849          14,254          11,439
         2000         20,273          26,981          14,518          11,432
         2001         20,834          27,938          14,756          11,505
         2001         19,850          25,391          14,884          11,551
         2001         19,178          23,782          14,959          11,577
         2001         19,978          25,630          14,897          11,623
         2001         20,088          25,802          14,987          11,675
         2001         19,829          25,174          15,043          11,695
         2001         19,865          24,926          15,380          11,662
         2001         19,236          23,366          15,556          11,662
         2001         18,465          21,479          15,737          11,715
         2001         18,807          21,889          16,066          11,675
         2001         19,516          23,568          15,845          11,656
         2001         19,566          23,774          15,744          11,610
         2002         19,457          23,427          15,872          11,636
         2002         19,321          22,976          16,025          11,682
         2002         19,579          23,840          15,759          11,748
         2002         19,035          22,394          16,064          11,813
         2002         19,026          22,229          16,201          11,813
         2002         18,323          20,646          16,341          11,820
         2002         17,682          19,036          16,538          11,833
         2002         17,881          19,162          16,817          11,873
         2002         16,882          17,081          17,090          11,892
         2002         17,678          18,583          17,011          11,922
         2002         18,273          19,676          17,007          11,922
         2002         17,756          18,521          17,358          11,896
         2003         17,485          18,037          17,374          11,948
         2003         17,413          17,766          17,613          12,040
         2003         17,501          17,938          17,599          12,113
         2003         18,385          19,414          17,745          12,086
         2003         19,058          20,436          18,075          12,067
June 30, 2003        $19,185         $20,697         $18,039         $12,080

Footnotes read:

*     The S&P 500 Index is an unmanaged index that represents the average performance of a group of 500 large-capitalization stocks. It is not possible to invest directly in the Index.

**    The Lehman Brothers Aggregate Bond Index is an unmanaged index that encompasses five classes of fixed-income securities in the United States: U.S. Treasury and U.S. government agency securities, corporate debt obligations, mortgage-backed securities and asset-backed securities. It is not possible to invest directly in the Index.

***    The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

/1/    Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. At various times, the Portfolio's adviser waived its management fee and/or reimbursed Portfolio expenses. Had the adviser not done so, the Portfolio's total returns would have been lower. The returns have not been adjusted for charges associated with variable contracts that invest in the Portfolio. For additional information on those charges, refer to your variable contract prospectus which can be obtained from your registered representative or by calling (800) Thrivent. Please read your prospectus carefully.

High Yield Bond Portfolio

[PHOTO OMITTED: RAYMOND G. KENNEDY]

Raymond G. Kennedy, CFA, is the manager for the High Yield Bond Portfolio. He is a managing director, portfolio manager and senior member of the Pacific Investment Management Company, LLC (PIMCO) investment strategy group, which subadvises the Portfolio. He joined PIMCO in 1996 and has 16 years of investment management experience.

High yield bonds snapped back with a vengeance as a falling market default rate and strong investor interest drove values higher. For the six-month period ended June 30, 2003, the High Yield Bond Portfolio posted a total return of 15.69%, outperforming its Lipper peer group of similar high yield bond portfolios, which returned a median of 14.72%. The Portfolio's market benchmark, the Merrill Lynch High Yield Cash Pay Index, registered a 17.24% total return.

Risk Returns to Favor

In a stark contrast from the first half of 2002, the riskiest, lowest-rated high yield bonds performed the best over the reporting period. The CCC-rated category provided the highest returns but less volatile B-rated securities performed admirably, as well. The Portfolio's leaning to B-rated bonds helped boost performance as did an allocation to emerging market bonds, which enjoyed strong demand from investors hungry for higher yields.

As far as sectors, two of the most devastated sectors a year ago led performance in 2003 -- the telecommunications and utilities sectors. The Portfolio's emphasis on large-cap telecommunications firms contributed to relative returns as these bonds continued their positive momentum for a ninth consecutive month, as of June. An underweighting to the consumer cyclical sector was notably positive, as the war in Iraq weighed heavily on the economy as did consumer confidence. Security selection in the cable and pay TV sector was a strong contributor to relative performance, as lower-rated issues performed best. While an underweighting to transportation was a positive early in the year, as airlines began to recover from setbacks due to the war in Iraq and the outbreak of SARS, an underweighted tack here detracted from performance for the six-month period. An underweighting to the utility sector for most of the period hurt performance as the sector continued the positive trend it began in late 2002. Emerging market bonds helped returns, as this asset class continued to gain value amid strong demand from investors who were drawn to its relatively high yields and improving credit quality.

Investors are increasingly willing to take on more risk, as illustrated by high yield bonds significantly outperforming 10-year Treasuries, which are the bellwether for high-quality and safety as an asset class. No broad high yield market sectors ended the reporting period with a negative return. The top performing sectors for the period were utilities, energy and telecommunications, while the laggards were the health care and the metals and mining sectors. Performance in the high yield market was supported by unprecedented cash flows into that asset class. With more than twice the weekly net inflows versus outflows for high yield mutual funds, total net inflows for the six-month period were $21.9 billion, or over 150% of the total net inflows for the same period of 2002.

[GRAPHIC OMITTED: TOP INDUSTRIES]

Top Industries

Communications Services        25.7%
Utilities                      15.9%
Consumer Cyclical              10.2%
Energy                          9.7%
Consumer Non-Cyclical           8.9%
Basic Materials                 8.1%
Capital Goods                   6.7%
Foreign                         5.2%
Financials                      5.1%
Transportation                  1.8%

[GRAPHIC PIE CHART OMITTED: PORTFOLIO COMPOSITION (% OF PORTFOLIO)]

Portfolio Composition
(% of Portfolio)

Short Term Investments              1.1%
Long Term Fixed Income             98.9%

[GRAPHIC OMITTED: RATINGS DISTRIBUTIONS]

Moody's Bond Quality
Ratings Distributions

Aaa             0.0%
Aa              0.0%
A               2.9%
Baa            10.0%
Ba             28.8%
B              47.6%
Caa             7.7%
Ca              0.0%
C               0.0%
D               2.4%
Not Rated       0.0%

Footnote reads:

Quoted Top Industries, Portfolio Composition and Moody's Bond Quality Ratings Distributions are subject to change.

The High Yield Bond Portfolio seeks high current income and, secondarily, capital growth by investing primarily in high-risk, high-yield bonds commonly referred to as "junk bonds." *

                       Portfolio Facts

Net Assets          $50,898,942          NAV          $6.45

              Average Annual Total Returns /1/
                       June 30, 2003
                                                From
                                           Inception
1 Year                5-Year                3/2/1998
-----------------------------------------------------------
22.25%                 0.98%                   1.33%

Outlook

Credit fundamentals are continuing to improve. However, the strong market rally that we have experienced during the first half of 2003 is likely to slow significantly in the second half. We expect companies to continue to repair their balance sheets and default rates to drift further downward throughout the remainder of the year. Although we do not predict a significant outflow of funds from the high yield asset class, inflows are likely to slow and may only grow slightly for the remainder of the year.

The recent rally has resulted in rich valuations in some sectors and we will be cautious of the potential for a modest correction. We still plan to maintain an above average credit quality. However, we may look to make further reductions in BBB-rated issues that have become fully valued. Although we do not expect a sharp rise in interest rates over the near-term, we plan to protect the Portfolio against rising treasury rates by maintaining a modest portfolio duration and by retaining our exposure to senior secured bank loans that have floating rate coupons. High yield bonds continue to offer excellent long-term diversification value.

[GRAPHIC WORM CHART OMITTED: VALUE OF A $10,000 INVESTMENT]

Value of a $10,000 Investment
                                         Merrill
                                         Lynch
                        High             High
                        Yield            Yield             Consumer
                        Bond             Cash Pay          Price
  Date                  Portfolio        Index**           Index*
------------------------------------------------------------------------
March 2, 1998            10,000           10,000           10,000
         1998            10,090           10,097           10,019
         1998            10,139           10,145           10,037
         1998            10,169           10,216           10,056
         1998            10,219           10,266           10,068
         1998            10,265           10,325           10,080
         1998             9,539            9,879           10,093
         1998             9,475            9,899           10,105
         1998             9,224            9,736           10,130
         1998             9,710           10,180           10,130
         1998             9,675           10,183           10,124
         1999             9,803           10,284           10,148
         1999             9,646           10,205           10,161
         1999             9,690           10,293           10,191
         1999             9,828           10,454           10,266
         1999             9,668           10,382           10,266
         1999             9,628           10,362           10,266
         1999             9,630           10,378           10,296
         1999             9,488           10,272           10,321
         1999             9,328           10,233           10,371
         1999             9,079           10,173           10,389
         1999             9,155           10,289           10,395
         1999             9,245           10,343           10,395
         2000             9,229           10,292           10,420
         2000             9,284           10,301           10,482
         2000             9,126           10,157           10,568
         2000             9,147           10,160           10,574
         2000             9,015           10,049           10,581
         2000             9,171           10,221           10,642
         2000             9,100           10,294           10,661
         2000             9,247           10,420           10,673
         2000             9,169           10,359           10,729
         2000             9,005           10,055           10,747
         2000             8,788            9,740           10,754
         2000             9,109            9,951           10,747
         2001             9,521           10,545           10,815
         2001             9,563           10,711           10,859
         2001             9,407           10,570           10,883
         2001             9,301           10,454           10,927
         2001             9,352           10,655           10,976
         2001             9,088           10,436           10,994
         2001             9,213           10,598           10,964
         2001             9,282           10,700           10,964
         2001             8,767           10,014           11,013
         2001             9,053           10,309           10,976
         2001             9,254           10,644           10,957
         2001             9,238           10,569           10,914
         2002             9,260           10,628           10,939
         2002             9,152           10,526           10,982
         2002             9,254           10,776           11,044
         2002             9,326           10,947           11,106
         2002             9,265           10,888           11,106
         2002             8,776           10,111           11,112
         2002             8,348            9,711           11,124
         2002             8,694            9,954           11,161
         2002             8,494            9,801           11,180
         2002             8,560            9,719           11,208
         2002             9,132           10,301           11,208
         2002             9,274           10,458           11,183
         2003             9,515           10,759           11,232
         2003             9,651           10,897           11,319
         2003             9,850           11,179           11,387
         2003            10,353           11,807           11,362
         2003            10,469           11,932           11,344
June 30, 2003           $10,729          $12,260          $11,356

Footnotes read:

*    High-yield bonds carry greater volatility and risk than investment grade bonds.

**     The Merrill Lynch High Yield Cash Pay Index is an unmanaged index comprised of over 1,200 "cash pay" high yield bonds representative of the high-yield market as a whole. It is not possible to invest directly in the Index.

***    The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

/1/     Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. At various times, the Portfolio's adviser waived its management fee and/or reimbursed Portfolio expenses. Had the adviser not done so, the Portfolio's total returns would have been lower. The returns have not been adjusted for charges associated with variable contracts that invest in the Portfolio. For additional information on those charges, refer to your variable contract prospectus which can be obtained from your registered representative or by calling (800) Thrivent. Please read your prospectus carefully.

Bond Index Portfolio

[PHOTO OMITTED: STEVEN H.C. LEE]

Steven H.C. Lee, FSA, is portfolio manager for the Bond Index Portfolio. He graduated from Augsburg College in Minneapolis, Minnesota, in 1985 with a bachelor's degree in mathematics. He has been with Thrivent Financial for Lutherans since 1985 and is a member of the American Academy of Actuaries.

Bolstered by a slow economic recovery and falling interest rates but tempered by investors' renewed appreciation for taking risk and a rising equity market, high-quality bonds recorded modest returns for investors over the six-month period ended June 30, 2003. With this backdrop, the Bond Index Portfolio registered a 3.62% total return while its Lipper peer group of general bond funds posted a 7.71% median total return. The Portfolio's unmanaged market benchmark, the Lehman Brothers Aggregate Bond Index, finished the reporting period with a 3.93% total return.

Risk More Attractive to Investors

The reporting period was marked by a reversal in the performance of bonds primarily dependent on credit quality, which is an indicator of the risk that the bond issuer will not be able to pay the bond holder. Treasuries, the highest quality bonds, rallied during the first part of the period as equity investors continued to flock to safety due to general geopolitical turbulence. Credit risk grew more appealing later in the period in the face of washed-out prices, better corporate earnings and a sense of resolution to the Iraq conflict. Portfolio performance was helped by strong performance from issue-specific U.S. Treasury and corporate securities held by the Portfolio versus those held by the Index. Portfolio performance was limited by our underweighting in these recovered corporate securities and mortgage-backed securities.

The objective of the Bond Index Portfolio is to achieve investment results that approximate the total return of the Lehman Brothers Aggregate Bond Index by investing primarily in investment grade bonds and other debt securities included in the Index. The Index covers the U.S. investment grade fixed rate bond market, with Index components for U.S. Treasury and government agency securities, corporate bonds, mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. The Portfolio invests in a well-diversified portfolio of securities that replicate the key characteristics of the Index. These key characteristics include sector weightings, maturity, credit quality, yield curve exposure and current yield. To minimize performance-tracking errors in the investment grade corporate bond sector, the Portfolio maintains exposure to a wide variety of industries and individual issuers.

[GRAPHIC OMITTED: RATINGS DISTRIBUTIONS]

Moody's Bond Quality
Ratings Distributions

Aaa            73.6%
Aa              5.4%
A              11.1%
Baa             9.9%
Ba              0.0%
B               0.0%
Caa             0.0%
Ca              0.0%
C               0.0%
D               0.0%
Not Rated       0.0%

[GRAPHIC PIE CHART OMITTED: PORTFOLIO COMPOSITION (% OF PORTFOLIO)]

Portfolio Composition
(% of Portfolio)

Short Term Investments             13.7%
Long Term Fixed Income             86.3%

Footnote reads:

Quoted Moody's Bond Quality Ratings Distributions and Portfolio Composition are subject to change.

The Bond Index Portfolio strives for investment results similar to the total return of the Lehman Brothers Aggregate Bond Index by investing primarily in bonds and other debt securities included in the Index.

                       Portfolio Facts

Net Assets          $240,073,327          NAV          $10.81

              Average Annual Total Returns /1/
                       June 30, 2003
                                                From
                                           Inception
1 Year               5-Year                6/14/1995
-----------------------------------------------------------
 9.85%                7.21%                    7.24%

Outlook

The economy grew modestly during late 2002 and early 2003. The market currently expects the economic recovery to continue at a moderate pace, perhaps in the area of 3%, during 2003. The Federal Open Market Committee (FOMC) reduced short-term interest rates to a 45-year low of 1.00% at the end of the period. The market anticipates that the FOMC will begin to move rates higher in 2004, with little chance of a further reduction beforehand. The FOMC will likely wait until the economy is on a sustainable growth trend before beginning to tighten monetary policy. Inflation has been well behaved and should not become a problem with an alert FOMC. While the dichotomy between lower-quality and higher-quality corporate bonds has reversed, we continue to expect good performance from corporate securities as corporations reduce capital spending, repair their balance sheets and become more conservative in their accounting practices.

[GRAPHIC WORM CHART OMITTED: VALUE OF A $10,000 INVESTMENT]

Value of a $10,000 Investment
                                         Lehman
                                         Brothers
                        Bond             Aggregate        Consumer
                        Index            Bond             Price
  Date                  Portfolio        Index*           Index**
------------------------------------------------------------------------
June 14, 1995            10,000           10,000           10,000
         1995             9,988            9,988           10,020
         1995             9,956            9,966           10,020
         1995            10,072           10,086           10,046
         1995            10,164           10,184           10,066
         1995            10,308           10,316           10,099
         1995            10,447           10,471           10,092
         1995            10,581           10,618           10,085
         1996            10,652           10,688           10,145
         1996            10,463           10,503           10,177
         1996            10,388           10,430           10,230
         1996            10,329           10,371           10,269
         1996            10,309           10,350           10,289
         1996            10,427           10,489           10,296
         1996            10,454           10,518           10,315
         1996            10,424           10,500           10,335
         1996            10,609           10,683           10,368
         1996            10,833           10,920           10,401
         1996            10,975           11,107           10,421
         1996            10,909           11,003           10,421
         1997            10,944           11,037           10,453
         1997            10,957           11,064           10,486
         1997            10,845           10,942           10,512
         1997            11,002           11,106           10,526
         1997            11,096           11,211           10,519
         1997            11,232           11,344           10,532
         1997            11,526           11,650           10,545
         1997            11,424           11,550           10,565
         1997            11,591           11,721           10,591
         1997            11,759           11,891           10,618
         1997            11,811           11,945           10,611
         1997            11,930           12,066           10,598
         1998            12,083           12,220           10,618
         1998            12,075           12,211           10,637
         1998            12,118           12,253           10,657
         1998            12,171           12,317           10,677
         1998            12,278           12,434           10,696
         1998            12,397           12,540           10,710
         1998            12,414           12,566           10,723
         1998            12,657           12,771           10,736
         1998            12,945           13,070           10,749
         1998            12,871           13,001           10,775
         1998            12,917           13,074           10,775
         1998            12,955           13,114           10,769
         1999            13,026           13,207           10,795
         1999            12,800           12,977           10,808
         1999            12,869           13,049           10,841
         1999            12,896           13,090           10,920
         1999            12,752           12,975           10,920
         1999            12,710           12,934           10,920
         1999            12,671           12,879           10,953
         1999            12,662           12,872           10,979
         1999            12,817           13,022           11,032
         1999            12,846           13,070           11,051
         1999            12,841           13,069           11,058
         1999            12,780           13,006           11,058
         2000            12,725           12,963           11,084
         2000            12,866           13,120           11,150
         2000            13,033           13,293           11,242
         2000            13,004           13,255           11,248
         2000            12,987           13,249           11,255
         2000            13,251           13,524           11,321
         2000            13,360           13,647           11,340
         2000            13,564           13,845           11,354
         2000            13,663           13,932           11,413
         2000            13,739           14,024           11,432
         2000            13,982           14,254           11,439
         2000            14,243           14,518           11,432
         2001            14,542           14,756           11,505
         2001            14,672           14,884           11,551
         2001            14,672           14,959           11,577
         2001            14,599           14,897           11,623
         2001            14,666           14,987           11,675
         2001            14,722           15,043           11,695
         2001            15,049           15,380           11,662
         2001            15,226           15,556           11,662
         2001            15,442           15,737           11,715
         2001            15,759           16,066           11,675
         2001            15,550           15,845           11,656
         2001            15,449           15,744           11,610
         2002            15,551           15,872           11,636
         2002            15,715           16,025           11,682
         2002            15,416           15,759           11,748
         2002            15,701           16,064           11,813
         2002            15,841           16,201           11,813
         2002            15,983           16,341           11,820
         2002            16,202           16,538           11,833
         2002            16,457           16,817           11,873
         2002            16,723           17,090           11,892
         2002            16,666           17,011           11,922
         2002            16,604           17,007           11,922
         2002            16,944           17,358           11,896
         2003            16,936           17,374           11,948
         2003            17,180           17,613           12,040
         2003            17,157           17,599           12,113
         2003            17,293           17,745           12,086
         2003            17,596           18,075           12,067
June 30, 2003           $17,558          $18,039          $12,080

Footnotes read:

*     The Lehman Brothers Aggregate Bond Index is an unmanaged index that encompasses five classes of fixed-income securities in the United States: U.S. Treasury and U.S. government agency securities, corporate debt obligations, mortgage-backed securities and asset-backed securities. It is not possible to invest directly in the Index.

**    The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

/1/    Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. At various times, the Portfolio's adviser waived its management fee and/or reimbursed Portfolio expenses. Had the adviser not done so, the Portfolio's total returns would have been lower. The returns have not been adjusted for charges associated with variable contracts that invest in the Portfolio. For additional information on those charges, refer to your variable contract prospectus which can be obtained from your registered representative or by calling (800) Thrivent. Please read your prospectus carefully.

Technology Stock Portfolio
Schedule of Investments as of June 30, 2003 (unaudited)(a)

      Shares   Common Stock (92.0%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------

Communications Services (1.7%)
-------------------------------------------------------------------------------------------------------------------------
      12,600   American Tower Corporation*                                                                       $111,510
      23,100   Sprint PCS Group*                                                                                  132,825
       2,700   Verizon Communications, Inc.                                                                       106,515
-------------------------------------------------------------------------------------------------------------------------
               Total Communications Services                                                                      350,850
=========================================================================================================================

Consumer Discretionary (7.2%)
-------------------------------------------------------------------------------------------------------------------------
       4,700   Amazon.com, Inc.*                                                                                  171,503
      20,100   AOL Time Warner, Inc.*                                                                             323,409
       2,000   CDW Corporation*                                                                                    91,600
       4,000   eBay, Inc.*                                                                                        416,720
       5,700   InterActiveCorp*                                                                                   225,549
       3,300   Macrovision Corporation*                                                                            65,736
       3,700   Pixar, Inc.*                                                                                       225,108
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                     1,519,625
=========================================================================================================================

Health Care (2.2%)
-------------------------------------------------------------------------------------------------------------------------
       1,600   Amgen, Inc.*                                                                                       106,304
       2,000   Boston Scientific Corporation*                                                                     122,200
       1,400   Gen-Probe, Inc.*                                                                                    57,218
       2,300   Martek Biosciences Corporation*                                                                     98,762
       1,600   Medtronic, Inc.                                                                                     76,752
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                                  461,236
=========================================================================================================================

Industrials (3.9%)
-------------------------------------------------------------------------------------------------------------------------
       5,600   CheckFree Corporation*                                                                             155,904
       3,300   Concord EFS, Inc.*                                                                                  48,576
       8,800   First Data Corporation                                                                             364,672
       1,700   L-3 Communications Holdings, Inc.*                                                                  73,933
       1,700   Lockheed Martin Corporation                                                                         80,869
       1,000   Northrop Grumman Corporation                                                                        86,290
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                                  810,244
=========================================================================================================================

Information Technology (77.0%)
-------------------------------------------------------------------------------------------------------------------------
       5,300   Accenture, Ltd.*                                                                                    95,877
       2,500   Acxiom Corporation*                                                                                 37,725
      20,300   ADC Telecommunications, Inc.*                                                                       47,258
       2,800   Adobe Systems, Inc.                                                                                 89,796
       6,200   Agilent Technologies, Inc.*                                                                        121,210
      19,600   Akamai Technologies, Inc.*                                                                          95,256
       5,600   Altera Corporation*                                                                                 91,840
       4,200   Amdocs, Ltd.*                                                                                      100,800
       6,100   Analog Devices, Inc.*                                                                              212,402
      10,600   Apple Computer, Inc.*                                                                              202,672
      16,500   Applied Materials, Inc.*                                                                           261,690
      11,600   ATI Technologies, Inc.*                                                                            118,320
       5,500   Autodesk, Inc.                                                                                      88,880
      15,400   BEA Systems, Inc.*                                                                                 167,244
       2,900   BMC Software, Inc.*                                                                                 47,357
       4,100   Borland Software Corporation*                                                                       40,057
       2,900   Check Point Software Technologies, Ltd.*                                                            56,695
      88,800   Cisco Systems, Inc.*                                                                             1,482,072
      10,800   Computer Associates International, Inc.                                                            240,624
       2,400   Computer Sciences Corporation*                                                                      91,488
      22,100   Corning, Inc.*                                                                                     163,319
      12,400   Crown Castle International Corporation*                                                             96,348
      28,900   Dell Computer Corporation*                                                                         923,644
       2,400   Documentum, Inc.*                                                                                   47,208
       1,700   Electronic Arts, Inc.*                                                                             125,783
      28,000   EMC Corporation*                                                                                   293,160
       2,600   Fair Isaac Corporation                                                                             133,770
      35,300   Hewlett-Packard Company                                                                            751,890
       4,400   Integrated Device Technology, Inc.*                                                                 48,620
      81,000   Intel Corporation                                                                                1,683,504
      11,500   International Business Machines Corporation                                                        948,750
       2,200   Itron, Inc.*                                                                                        47,432
      21,700   JDS Uniphase Corporation*                                                                           76,167
       5,500   KLA-Tencor Corporation*                                                                            255,695
       6,800   Legato Systems, Inc.*                                                                               57,052
       1,600   Lexmark International, Inc.*                                                                       113,232
       4,100   Linear Technology Corporation                                                                      132,061
      92,500   Lucent Technologies, Inc.*                                                                         187,775
       9,500   MatrixOne, Inc.*                                                                                    54,530
       4,300   Maxim Integrated Products, Inc.                                                                    147,017
       3,700   Mercury Interactive Corporation*                                                                   142,857
       2,600   Microchip Technology, Inc.                                                                          64,038
       8,200   Micron Technology, Inc.*                                                                            95,366
      70,100   Microsoft Corporation                                                                            1,795,261
      28,000   Motorola, Inc.                                                                                     264,040
       4,900   MSC.Software Corporation*                                                                           33,026
       4,900   Network Appliance, Inc.*                                                                            79,429
       8,200   Nokia Corporation ADR                                                                              134,726
      32,200   Nortel Networks Corporation*                                                                        86,940
       1,700   Novellus Systems, Inc.*                                                                             62,256
      13,200   Opsware, Inc*                                                                                       53,064
      66,200   Oracle Corporation*                                                                                795,724
      19,500   Parametric Technology Corporation*                                                                  59,475
       2,500   Planar Systems, Inc.*                                                                               48,900
       2,400   QLogic Corporation*                                                                                115,992
       9,800   QUALCOMM, Inc.                                                                                     350,350
       2,000   SAP AG                                                                                              58,440
      13,400   STMicroelectronics NV                                                                              278,586
       1,700   Storage Technology Corporation*                                                                     43,758
       3,400   SunGard Data Systems, Inc.*                                                                         88,094
       1,100   Symantec Corporation*                                                                               48,246
      17,900   Symbol Technologies, Inc.                                                                          232,879
         900   Synopsys, Inc.*                                                                                     55,665
       5,200   Tellabs, Inc.*                                                                                      34,164
       2,300   Teradyne, Inc.*                                                                                     39,813
      21,900   Texas Instruments, Inc.                                                                            385,440
       5,000   Unisys Corporation*                                                                                 61,400
      11,300   VeriSign, Inc.*                                                                                    156,279
       5,000   VERITAS Software Corporation*                                                                      143,350
       8,400   Westell Technologies, Inc.*                                                                         72,660
       4,000   Xilinx, Inc.*                                                                                      101,240
       5,800   Yahoo!, Inc.*                                                                                      190,008
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                    16,147,686
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $20,148,053)                                                           19,289,641
=========================================================================================================================
   Shares or
   Principal
      Amount   Short-Term Investments (8.0%)                            Interest Rate(b)  Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
    $700,000   Federal Home Loan Bank                                           0.800%         7/1/2003          $700,000
     974,926   LB Series Fund Money Market Portfolio                            0.805               N/A           974,926
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                 1,674,926
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $21,822,979)                                                           $20,964,567
=========================================================================================================================

 * Non-income producing security.

(a) The categories of investment are shown as a percentage of total investments.

(b) The interest rate shown reflects the yield or, for
    securities purchased at a discount, the discount rate
    at the date of purchase.

The accompanying notes to the financial statements
are an integral part of this schedule.

Small Cap Stock Portfolio
Schedule of Investments as of June 30, 2003 (unaudited)(a)

      Shares   Common Stock (95.3%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------

Communications Services (0.7%)
-------------------------------------------------------------------------------------------------------------------------
      16,600   Commonwealth Telephone Enterprises, Inc.*                                                         $729,902
-------------------------------------------------------------------------------------------------------------------------
               Total Communications Services                                                                      729,902
=========================================================================================================================

Consumer Discretionary (17.4%)
-------------------------------------------------------------------------------------------------------------------------
      42,600   Aeropostale, Inc.*                                                                                 915,048
      13,650   AnnTaylor Stores Corporation*                                                                      395,168
      13,500   Applebee's International, Inc.                                                                     424,305
      33,800   Cost Plus, Inc.*                                                                                 1,205,308
      17,200   Ethan Allen Interiors, Inc.                                                                        604,752
      20,850   Fossil, Inc.*                                                                                      491,226
      14,600   Harman International Industries, Inc.                                                            1,155,444
      37,200   Hasbro, Inc.                                                                                       650,628
      18,600   Hearst-Argyle Television, Inc.*                                                                    481,740
      11,400   Hot Topic, Inc.*                                                                                   306,774
      14,700   International Speedway Corporation                                                                 580,797
       8,500   Leapfrog Enterprises, Inc.*                                                                        270,385
      12,000   Lee Enterprises, Inc.                                                                              450,360
      30,100   Linens 'n Things, Inc.*                                                                            710,661
      21,400   Lone Star Steakhouse & Saloon, Inc.                                                                465,878
       8,739   M.D.C. Holdings, Inc.                                                                              421,919
       7,800   Macrovision Corporation*                                                                           155,376
      28,400   Men's Wearhouse, Inc.*                                                                             620,540
      13,900   Michaels Stores, Inc.*                                                                             529,034
       1,500   NVR, Inc.*                                                                                         616,500
      15,500   Pacific Sunwear of California, Inc.                                                                373,395
      42,400   Quiksilver, Inc.                                                                                   699,176
      57,100   Radio One, Inc.*                                                                                 1,019,806
      17,100   RARE Hospitality International, Inc.*                                                              558,828
      20,400   Red Robin Gourmet Burgers, Inc.*                                                                   386,784
      16,000   Regis Corporation                                                                                  464,800
      36,900   Ruby Tuesday, Inc.                                                                                 912,537
       7,900   Ryland Group, Inc.                                                                                 548,260
      13,400   SCP Pool Corporation*                                                                              460,960
       8,700   Shuffle Master, Inc.*                                                                              255,693
       9,600   Thor Industries, Inc.                                                                              391,872
       6,700   Timberland Company*                                                                                354,162
       7,600   Toro Company                                                                                       302,100
      18,400   West Marine, Inc.*                                                                                 322,184
      19,500   Wolverine World Wide, Inc.                                                                         375,570
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                    18,877,970
=========================================================================================================================

Consumer Staples (3.2%)
-------------------------------------------------------------------------------------------------------------------------
      17,100   American Italian Pasta Company*                                                                    712,215
      82,600   Casey's General Stores, Inc.                                                                     1,167,964
      38,800   Hain Celestial Group, Inc.*                                                                        620,412
      23,900   NBTY, Inc.*                                                                                        503,334
       7,500   Performance Food Group Company*                                                                    277,500
       6,300   Ralcorp Holdings, Inc.*                                                                            157,248
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                           3,438,673
=========================================================================================================================

Energy (5.8%)
-------------------------------------------------------------------------------------------------------------------------
      15,100   Cabot Oil & Gas Corporation                                                                        416,911
      24,700   Chesapeake Energy Corporation                                                                      249,470
      10,900   Evergreen Resources, Inc.*                                                                         591,979
      49,300   Key Energy Services, Inc.*                                                                         528,496
      34,900   Maverick Tube Corporation*                                                                         668,335
      16,100   Newfield Exploration Company*                                                                      604,555
      12,300   Precision Drilling Corporation*                                                                    464,448
      19,500   Pride International, Inc.*                                                                         366,990
      22,400   St. Mary Land & Exploration Company                                                                611,520
      14,700   Stone Energy Corporation*                                                                          616,224
      47,700   Superior Energy Services, Inc.*                                                                    452,196
      23,600   TETRA Technologies, Inc.*                                                                          699,740
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                     6,270,864
=========================================================================================================================

Financials (17.5%)
-------------------------------------------------------------------------------------------------------------------------
      29,600   Affiliated Managers Group, Inc.*                                                                 1,804,120
      22,800   American Capital Strategies, Ltd.                                                                  568,632
      27,145   BOK Financial Corporation*                                                                       1,046,983
      26,300   Community First Bankshares, Inc.                                                                   717,990
      18,300   Corus Bankshares, Inc.                                                                             886,269
      20,700   Cullen/Frost Bankers, Inc.                                                                         664,470
      14,550   First BanCorp                                                                                      399,398
      25,000   First Midwest Bancorp, Inc.                                                                        720,250
      29,400   HCC Insurance Holdings, Inc.                                                                       869,358
      24,000   Hudson United Bancorp                                                                              819,600
      14,400   I Shares Russell 2000 Index Fund                                                                 1,280,160
      22,300   I Shares S&P Smallcap 600 Index Fund                                                             2,445,195
      17,100   MAF Bancorp, Inc.                                                                                  633,897
      30,100   Max Re Capital, Ltd.                                                                               450,597
      21,200   Platinum Underwriters Holdings, Ltd.                                                               575,368
      21,700   Providian Financial Corporation*                                                                   200,942
      38,000   Raymond James Financial, Inc.                                                                    1,255,900
      20,700   RLI Corporation                                                                                    681,030
      17,400   Southwest Bancorporation of Texas, Inc.*                                                           565,674
      19,300   Stewart Information Services Corporation*                                                          537,505
      17,900   UCBH Holdings, Inc.                                                                                513,372
      18,800   United Bankshares, Inc.                                                                            538,620
      22,145   Washington Federal, Inc.                                                                           512,214
       8,600   Wintrust Financial Corporation                                                                     254,560
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                18,942,104
=========================================================================================================================

Health Care (11.9%)
-------------------------------------------------------------------------------------------------------------------------
      25,500   Alpharma, Inc.                                                                                     550,800
      10,300   American Pharmaceutical Partners, Inc.*                                                            349,170
      13,700   ArthroCare Corporation*                                                                            229,612
      24,100   Cooper Companies, Inc.                                                                             837,957
      10,900   Coventry Health Care, Inc.*                                                                        503,144
       8,500   Gen-Probe, Inc.*                                                                                   347,395
      17,800   IDEXX Laboratories, Inc.*                                                                          599,504
      10,200   KOS Pharmaceuticals, Inc.*                                                                         239,394
       9,500   LifePoint Hospitals, Inc.*                                                                         198,930
       7,400   Medicis Pharmaceutical Corporation                                                                 419,580
       6,800   Mid Atlantic Medical Services, Inc.*                                                               355,640
       7,900   Neurocrine Biosciences, Inc.*                                                                      394,526
      16,700   Omnicare, Inc.                                                                                     564,293
      27,000   Perrigo Company                                                                                    422,280
      10,000   Pharmaceutical Product Development, Inc.*                                                          287,300
      23,200   Protein Design Labs, Inc.*                                                                         324,336
      19,900   Province Healthcare Company*                                                                       220,293
      17,000   ResMed, Inc.*                                                                                      666,400
      11,100   Respironics, Inc.*                                                                                 416,472
      96,800   Savient Pharmaceuticals, Inc.*                                                                     449,152
      12,600   STERIS Corporation*                                                                                290,934
      26,700   Sybron Dental Specialties, Inc.*                                                                   630,120
      16,800   TECHNE Corporation*                                                                                509,712
      33,600   United Surgical Partners International, Inc.*                                                      759,024
      53,700   US Oncology, Inc.*                                                                                 396,843
       9,300   Varian Medical Systems, Inc.*                                                                      535,401
      23,900   Ventana Medical Systems, Inc.*                                                                     649,602
      21,600   Wilson Greatbatch Technologies, Inc.*                                                              779,760
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                               12,927,574
=========================================================================================================================

Industrials (14.6%)
-------------------------------------------------------------------------------------------------------------------------
       4,750   Alliant Techsystems, Inc.*                                                                         246,572
      11,900   Arkansas Best Corporation                                                                          283,101
      42,700   Atlantic Coast Airlines Holdings, Inc.*                                                            576,023
      51,600   Consolidated Graphics, Inc.*                                                                     1,180,608
      17,700   Corinthian Colleges, Inc.*                                                                         859,689
      22,500   Dionex Corporation*                                                                                894,375
       9,400   Donaldson Company, Inc.                                                                            417,830
      50,900   Dycom Industries, Inc.*                                                                            829,670
      18,200   Fastenal Company                                                                                   617,708
      13,300   Global Payments, Inc.                                                                              472,150
      18,300   Graco, Inc.                                                                                        585,600
      18,700   Granite Construction, Inc.                                                                         358,292
      30,242   Heartland Express, Inc.*                                                                           672,884
      15,700   IDEX Corporation                                                                                   568,968
      18,200   ITT Educational Services, Inc.*                                                                    532,350
      10,700   Jacobs Engineering Group, Inc.*                                                                    451,005
       5,100   Landstar System, Inc.*                                                                             320,535
      19,000   Manitowoc Company, Inc.                                                                            423,700
      19,600   Mercury Computer Systems, Inc.*                                                                    355,936
      21,400   Monster Worldwide, Inc.*                                                                           422,222
      17,400   MSC Industrial Direct Company, Inc.*                                                               311,460
      17,400   Mueller Industries, Inc.*                                                                          471,714
      22,700   Nordson Corporation                                                                                541,395
       7,300   Oshkosh Truck Corporation                                                                          433,036
      69,000   SkyWest, Inc.                                                                                    1,315,140
      19,100   Tetra Tech, Inc.*                                                                                  327,183
      12,700   Triumph Group, Inc.*                                                                               357,759
      21,900   United Defense Industries, Inc.*                                                                   568,086
      10,100   Waste Connections, Inc.*                                                                           354,005
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                               15,748,996
=========================================================================================================================

Information Technology (19.0%)
-------------------------------------------------------------------------------------------------------------------------
      24,200   A.O. Smith Corporation                                                                             681,230
      28,700   Actel Corporation*                                                                                 588,350
      56,700   Adaptec, Inc.*                                                                                     441,126
      28,400   Advanced Digital Information Corporation*                                                          283,716
      15,900   Advanced Fibre Communications, Inc.*                                                               258,693
      30,100   Akamai Technologies, Inc.*                                                                         146,286
       5,400   Analogic Corporation                                                                               263,304
      12,800   Autodesk, Inc.                                                                                     206,848
       9,300   BARRA, Inc.*                                                                                       332,010
      13,000   Benchmark Electronics, Inc.*                                                                       399,880
     128,500   CIBER, Inc.*                                                                                       902,070
      27,200   Cognex Corporation*                                                                                607,920
       3,600   Cognos, Inc.*                                                                                       97,200
      13,500   Coherent, Inc.*                                                                                    323,055
      11,900   Cymer, Inc.*                                                                                       380,919
      29,300   Dendrite International, Inc.*                                                                      377,384
       6,400   Fair Isaac Corporation                                                                             329,280
      28,400   Hutchinson Technology, Inc.*                                                                       934,076
      18,200   Hyperion Solutions Corporation*                                                                    614,432
      42,100   Ingram Micro, Inc.*                                                                                463,100
       9,500   Inter-Tel, Inc.                                                                                    201,590
      18,200   International Rectifier Corporation*                                                               488,124
      13,200   Kronos, Inc.*                                                                                      670,692
      50,000   Legato Systems, Inc.*                                                                              419,500
      60,300   MatrixOne, Inc.*                                                                                   346,122
      39,500   Methode Electronics, Inc.                                                                          424,625
       7,200   Millipore Corporation*                                                                             319,464
      39,200   Opsware, Inc*                                                                                      157,584
     181,400   Parametric Technology Corporation*                                                                 553,270
      40,400   Photronics, Inc.*                                                                                  704,980
      13,600   Planar Systems, Inc.*                                                                              266,016
      10,800   Power Integrations, Inc.*                                                                          262,656
      64,200   RadiSys Corporation*                                                                               847,440
       7,200   Roper Industries, Inc.                                                                             267,840
      89,700   Skyworks Solutions, Inc.*                                                                          607,269
     150,700   Stratex Networks, Inc.*                                                                            482,240
      16,900   Tech Data Corporation*                                                                             451,399
      34,300   Tollgrade Communications, Inc.*                                                                    639,695
      26,100   Trimble Navigation, Ltd.*                                                                          598,473
      22,900   Varian Semiconductor Equipment, Inc.*                                                              681,504
      10,300   Varian, Inc.*                                                                                      357,101
      26,000   Veeco Instruments, Inc.*                                                                           442,780
      12,000   Verity, Inc.*                                                                                      151,920
      48,800   Westell Technologies, Inc.*                                                                        422,120
      13,700   Woodward Governor Company                                                                          589,100
       8,100   Zebra Technologies Corporation*                                                                    609,039
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                    20,593,422
=========================================================================================================================

Materials (2.3%)
-------------------------------------------------------------------------------------------------------------------------
      14,800   Florida Rock Industries, Inc.                                                                      610,944
      43,800   MacDermid, Inc.                                                                                  1,151,940
      31,600   Steel Dynamics, Inc.*                                                                              432,920
      20,500   Wausau-Mosinee Paper Corporation                                                                   229,600
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                  2,425,404
=========================================================================================================================

Utilities (2.9%)
-------------------------------------------------------------------------------------------------------------------------
      29,500   Energen Corporation                                                                                982,350
      15,900   Philadelphia Suburban Corporation                                                                  387,642
      12,300   Piedmont Natural Gas Company, Inc.                                                                 477,363
      22,900   Puget Energy, Inc.                                                                                 546,623
       9,900   Southwest Gas Corporation                                                                          209,682
      30,700   UniSource Energy Corporation                                                                       577,160
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                  3,180,820
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $90,230,502)                                                          103,135,729
=========================================================================================================================
      Shares   Short-Term Investments (4.7%)                            Interest Rate(b)  Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
   5,141,701   LB Series Fund Money Market Portfolio                            0.805%              N/A        $5,141,701
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                 5,141,701
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $95,372,203)                                                          $108,277,430
=========================================================================================================================

  * Non-income producing security.

(a) The categories of investment are shown as a percentage of total investments.

(b) The interest rate shown reflects the yield.

The accompanying notes to the financial statements
are an integral part of this schedule.

Small Cap Index Portfolio
Schedule of Investments as of June 30, 2003 (unaudited)(a)

      Shares   Common Stock (99.9%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------

Communications Services (0.3%)
-------------------------------------------------------------------------------------------------------------------------
      15,300   Boston Communications Group, Inc.*                                                                $262,089
      47,500   General Communication, Inc.*                                                                       411,350
      20,950   Metro One Telecommunications, Inc.*                                                                108,102
-------------------------------------------------------------------------------------------------------------------------
               Total Communications Services                                                                      781,541
=========================================================================================================================

Consumer Discretionary (20.6%)
-------------------------------------------------------------------------------------------------------------------------
      11,200   4Kids Entertainment, Inc.*                                                                         208,320
      12,900   A.T. Cross Company*                                                                                 76,626
      18,500   Aaron Rents, Inc.                                                                                  477,300
      15,200   Action Performance Companies, Inc.                                                                 288,800
      16,200   Advanced Marketing Services, Inc.                                                                  210,600
      17,000   ADVO, Inc.*                                                                                        754,800
      24,100   AFC Enterprises, Inc.*                                                                             391,384
      37,900   AnnTaylor Stores Corporation*                                                                    1,097,205
      19,900   Applica, Inc.*                                                                                     169,150
      16,100   Applied Industrial Technologies, Inc.                                                              339,710
      18,800   Arctic Cat, Inc.                                                                                   360,208
      24,700   Argosy Gaming Company*                                                                             516,477
      11,000   Ashworth, Inc.*                                                                                     77,990
      29,800   Aztar Corporation*                                                                                 480,078
      27,400   Bally Total Fitness Holding Corporation*                                                           247,422
       9,800   Bassett Furniture Industries, Inc.                                                                 130,144
      15,100   Brown Shoe Company, Inc.                                                                           449,980
      11,300   Building Materials Holding Corporation                                                             167,353
      37,900   Burlington Coat Factory Warehouse Corporation                                                      678,410
      21,600   Cato Corporation                                                                                   455,328
      23,050   CEC Entertainment, Inc.*                                                                           851,236
      48,200   Champion Enterprises, Inc.*                                                                        249,676
      22,600   Children's Place Retail Stores, Inc.*                                                              448,836
      21,150   Christopher & Banks Corporation*                                                                   782,338
      13,100   Coachmen Industries, Inc.                                                                          156,545
      23,700   Concord Camera Corporation*                                                                        168,033
      18,200   Cost Plus, Inc.*                                                                                   649,012
      11,100   Department 56, Inc.*                                                                               170,163
      24,800   Dress Barn, Inc.*                                                                                  314,216
      11,800   Enesco Group, Inc.*                                                                                 87,320
      31,550   Ethan Allen Interiors, Inc.(e)                                                                   1,109,298
      25,160   Fedders Corporation                                                                                 77,241
      30,500   Fleetwood Enterprises, Inc.*                                                                       225,700
      17,100   Footstar, Inc.*                                                                                    222,300
      39,525   Fossil, Inc.*                                                                                      931,209
      21,900   Fred's, Inc.                                                                                       814,242
      18,500   Genesco, Inc.*                                                                                     327,450
      27,600   Goody's Family Clothing, Inc.*                                                                     238,740
      19,100   Group 1 Automotive, Inc.*                                                                          619,031
      24,900   Gymboree Corporation*                                                                              417,822
       5,400   Haggar Corporation                                                                                  67,500
      15,700   Hancock Fabrics, Inc.                                                                              253,555
      27,400   Harman International Industries, Inc.                                                            2,168,436
      18,500   Haverty Furniture Companies, Inc.                                                                  323,750
      26,850   Hot Topic, Inc.*                                                                                   722,534
      12,500   Huffy Corporation*                                                                                  87,500
      19,900   Hughes Supply, Inc.                                                                                690,530
      18,200   IHOP Corporation                                                                                   574,574
      18,200   Information Holdings, Inc.*                                                                        332,150
      39,175   Insight Enterprises, Inc.*                                                                         394,100
      43,700   Interface, Inc.                                                                                    202,768
      21,700   Intermet Corporation                                                                                73,129
      16,650   J. Jill Group, Inc.*                                                                               280,386
      30,600   Jack in the Box, Inc.*                                                                             682,380
      20,900   JAKKS Pacific, Inc.*                                                                               277,761
      16,900   Jo-Ann Stores, Inc.*                                                                               427,570
      15,000   K-Swiss, Inc.                                                                                      517,800
      22,800   K2, Inc.*                                                                                          279,300
      22,400   Kellwood Company                                                                                   708,512
      23,400   Landry's Restaurants, Inc.                                                                         552,240
      47,600   Lay-Z-Boy, Inc.                                                                                  1,065,288
      11,200   Libbey, Inc.                                                                                       254,240
      37,500   Linens 'n Things, Inc.*                                                                            885,375
      17,600   Lone Star Steakhouse & Saloon, Inc.                                                                383,152
      24,274   M.D.C. Holdings, Inc.                                                                            1,171,949
      25,000   Marcus Corporation                                                                                 373,750
      16,800   Meade Instruments Corporation*                                                                      53,760
      33,600   Men's Wearhouse, Inc.*                                                                             734,160
      12,700   Midas, Inc.*                                                                                       153,924
      39,451   Midway Games, Inc.*                                                                                143,207
      24,700   Monaco Coach Corporation*                                                                          378,651
      27,400   Movie Gallery, Inc.*                                                                               505,530
       5,800   National Presto Industries, Inc.                                                                   183,280
      28,500   Nautica Enterprises, Inc.*                                                                         365,655
      27,600   Nautilus Group, Inc.                                                                               342,240
       6,120   NVR, Inc.*                                                                                       2,515,326
      17,200   O'Charley's, Inc.*                                                                                 370,316
      45,500   O'Reilly Automotive, Inc.*                                                                       1,519,245
      10,100   OshKosh B'Gosh, Inc.                                                                               272,700
       6,700   Oxford Industries, Inc.                                                                            278,184
      21,500   P.F. Chang's China Bistro, Inc.*                                                                 1,058,015
      42,725   Pacific Sunwear of California, Inc.                                                              1,029,245
      25,200   Panera Bread Company*                                                                            1,008,000
      15,200   Papa John's International, Inc.*                                                                   426,360
      45,700   Pep Boys, Inc.                                                                                     617,407
      25,800   Phillips-Van Heusen Corporation                                                                    351,654
      22,000   Pinnacle Entertainment, Inc.*                                                                      149,600
      18,600   Polaris Industries, Inc.                                                                         1,142,040
      38,000   Prime Hospitality Corporation*                                                                     254,980
      46,100   Quiksilver, Inc.                                                                                   760,189
      18,900   RARE Hospitality International, Inc.*                                                              617,652
      36,850   Regis Corporation                                                                                1,070,492
      17,500   Russ Berrie and Company, Inc.                                                                      638,925
      27,500   Russell Corporation                                                                                522,500
      35,800   Ryan's Family Steak Houses, Inc.*                                                                  501,200
      21,300   Ryland Group, Inc.                                                                               1,478,220
       9,500   Salton, Inc.*                                                                                       85,690
      15,700   School Specialty, Inc.*                                                                            446,822
      20,050   SCP Pool Corporation*                                                                              689,720
      24,700   ShopKo Stores, Inc.*                                                                               321,100
      14,000   Shuffle Master, Inc.*                                                                              411,460
       7,100   Skyline Corporation                                                                                213,000
      32,912   Sonic Corporation*                                                                                 836,952
      15,500   Standard Motor Products, Inc.                                                                      172,050
      27,400   Standard Pacific Corporation                                                                       908,584
      22,917   Steak n Shake Company*                                                                             349,484
      35,300   Stein Mart, Inc.*                                                                                  211,447
      33,400   Stride Rite Corporation                                                                            332,664
      22,800   Sturm, Ruger & Company, Inc.                                                                       228,000
      18,200   TBC Corporation*                                                                                   346,710
      12,200   Thomas Nelson, Inc.*                                                                               152,500
      24,300   Thor Industries, Inc.                                                                              991,926
      29,200   Too, Inc.*                                                                                         591,300
      20,800   Toro Company                                                                                       826,800
      47,800   Tower Automotive, Inc.*                                                                            174,948
      15,800   Tractor Supply Company*                                                                            754,450
      17,800   Triarc Companies, Inc.*                                                                            533,822
      12,400   Ultimate Electronics, Inc.*                                                                        158,968
      16,600   Urban Outfitters, Inc.*                                                                            595,940
      27,100   Wellman, Inc.                                                                                      303,520
      25,075   Wet Seal, Inc.*                                                                                    267,801
      15,400   Winnebago Industries, Inc.                                                                         583,660
      25,400   WMS Industries, Inc.*                                                                              395,986
      33,900   Wolverine World Wide, Inc.                                                                         652,914
      27,300   Zale Corporation*                                                                                1,092,000
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                    63,260,797
=========================================================================================================================

Consumer Staples (3.5%)
-------------------------------------------------------------------------------------------------------------------------
      15,200   American Italian Pasta Company*                                                                    633,080
      42,200   Casey's General Stores, Inc.                                                                       596,708
       7,700   Coca-Cola Bottling Company Consolidated                                                            420,420
      30,600   Corn Products International, Inc.                                                                  918,918
      32,300   Delta and Pine Land Company                                                                        709,954
      38,000   DIMON, Inc.                                                                                        272,080
      20,400   Duane Reade, Inc.*                                                                                 300,900
      38,400   Flowers Foods, Inc.                                                                                758,784
      32,700   Great Atlantic & Pacific Tea Company, Inc.*                                                        287,760
      28,900   Hain Celestial Group, Inc.*                                                                        462,111
      16,300   International Multifoods Corporation*                                                              373,433
       7,400   J & J Snack Foods Corporation*                                                                     234,062
      24,700   Lance, Inc.                                                                                        225,511
      10,100   Nash Finch Company                                                                                 168,165
      11,800   Nature's Sunshine Products, Inc.                                                                    94,518
      56,500   NBTY, Inc.*                                                                                      1,189,890
      38,600   Performance Food Group Company*                                                                  1,428,200
      24,600   Ralcorp Holdings, Inc.*                                                                            614,016
      12,600   Schweitzer-Mauduit International, Inc.                                                             304,164
      16,300   United Natural Foods, Inc.*                                                                        458,682
      14,070   WD-40 Company                                                                                      401,698
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                          10,853,054
=========================================================================================================================

Energy (5.9%)
-------------------------------------------------------------------------------------------------------------------------
      11,800   Atwood Oceanics, Inc.*                                                                             320,370
      27,400   Cabot Oil & Gas Corporation                                                                        756,514
      32,000   Cal Dive International, Inc.*                                                                      697,600
      13,200   Carbo Ceramics, Inc.                                                                               491,700
      35,300   Cimarex Energy Company*                                                                            838,375
      14,700   Dril-Quip, Inc.*                                                                                   267,540
      16,500   Evergreen Resources, Inc.*                                                                         896,115
      22,200   Frontier Oil Corporation                                                                           337,440
      19,300   Hydril Company*                                                                                    525,925
      43,500   Input/Output, Inc.*                                                                                234,030
      24,200   Lone Star Technologies, Inc.*                                                                      512,556
      35,600   Maverick Tube Corporation*                                                                         681,740
      47,300   Newfield Exploration Company*                                                                    1,776,115
      16,300   Nuevo Energy Company*                                                                              284,435
      20,400   Oceaneering International, Inc.*                                                                   521,220
      19,100   Offshore Logistics, Inc.*                                                                          415,425
      29,087   Patina Oil & Gas Corporation                                                                       935,147
      20,100   Plains Resources, Inc.                                                                             284,415
      10,800   Prima Energy Corporation*                                                                          225,504
      22,500   Remington Oil and Gas Corporation*                                                                 413,550
      16,650   SEACOR SMIT, Inc.*                                                                                 607,558
      28,200   Spinnaker Exploration Company*                                                                     738,840
      23,900   St. Mary Land & Exploration Company                                                                652,470
      22,400   Stone Energy Corporation*                                                                          939,008
      23,100   Swift Energy Company*                                                                              254,100
      12,300   TETRA Technologies, Inc.*                                                                          364,695
      33,500   Tom Brown, Inc.*                                                                                   930,965
      37,000   Unit Corporation*                                                                                  773,670
      28,300   Veritas DGC, Inc.*                                                                                 325,450
      54,300   Vintage Petroleum, Inc.                                                                            612,504
      23,000   W-H Energy Services, Inc.*                                                                         448,040
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                    18,063,016
=========================================================================================================================

Financials (14.5%)
-------------------------------------------------------------------------------------------------------------------------
      20,800   Anchor BanCorp Wisconsin, Inc.                                                                     496,912
      25,000   Bank of New York Corporation*                                                                      503,750
      19,300   Boston Private Financial Holdings, Inc.                                                            406,844
      26,600   Capital Automotive REIT                                                                            744,534
      20,600   Cash America International, Inc.                                                                   272,332
      30,975   Chittenden Corporation                                                                             847,166
      18,400   Coinstar, Inc.*                                                                                    347,024
      21,900   Colonial Properties Trust                                                                          770,661
      37,600   Commercial Federal Corporation                                                                     797,120
      32,700   Community First Bankshares, Inc.                                                                   892,710
      43,700   Cullen/Frost Bankers, Inc.                                                                       1,402,770
      17,385   Delphi Financial Group, Inc.                                                                       813,618
      21,650   Dime Community Bancshares                                                                          550,992
      23,765   Downey Financial Corporation                                                                       981,494
      20,400   East West Bancorp, Inc.                                                                            737,256
      17,900   Essex Property Trust, Inc.                                                                       1,024,775
      15,700   Financial Federal Corporation*                                                                     383,080
      34,000   First BanCorp                                                                                      933,300
      39,612   First Midwest Bancorp, Inc.                                                                      1,141,222
      12,400   First Republic Bank*                                                                               329,840
      14,400   FirstFed Financial Corporation*                                                                    508,176
      50,500   Flagstar Bancorp, Inc.                                                                           1,234,725
      64,400   Fremont General Corporation                                                                        882,280
      20,900   Gables Residential Trust                                                                           631,807
       9,800   GBC Bancorp                                                                                        376,320
      23,600   Glenborough Realty Trust, Inc.                                                                     451,940
      28,900   Hilb, Rogal and Hamilton Company                                                                   983,756
      37,889   Hudson United Bancorp                                                                            1,293,909
      23,700   Irwin Financial Corporation                                                                        613,830
      23,000   Jefferies Group, Inc.                                                                            1,145,170
      23,400   Kilroy Realty Corporation                                                                          643,500
      15,800   LandAmerica Financial Group, Inc.                                                                  750,500
      19,800   MAF Bancorp, Inc.                                                                                  733,986
      20,300   New Century Financial Corporation                                                                  886,095
      18,600   Philadelphia Consolidated Holding Corporation*                                                     751,440
      24,900   Presidential Life Corporation                                                                      351,339
      20,864   Provident Bankshares Corporation                                                                   530,154
      41,250   Raymond James Financial, Inc.                                                                    1,363,312
      48,900   Republic Bancorp                                                                                   656,238
      24,200   Riggs National Corporation                                                                         368,324
      21,400   RLI Corporation                                                                                    704,060
       8,300   SCPIE Holdings, Inc.                                                                                63,744
      21,200   Seacoast Financial Services Corporation                                                            419,760
      22,900   Selective Insurance Group, Inc.                                                                    573,645
      30,600   Shurgard Storage Centers, Inc.                                                                   1,012,248
      39,700   South Financial Group, Inc.                                                                        926,201
      28,900   Southwest Bancorporation of Texas, Inc.*                                                           939,539
      50,800   Staten Island Bancorp, Inc.                                                                        989,584
      37,400   Sterling Bancshares, Inc.                                                                          489,192
      15,100   Stewart Information Services Corporation*                                                          420,535
      33,700   Susquehanna Bancshares, Inc.                                                                       786,895
      14,451   SWS Group, Inc.                                                                                    291,188
      63,282   TrustCo Bank Corporation NY                                                                        701,165
      35,900   UCBH Holdings, Inc.                                                                              1,029,612
      39,600   UICI*                                                                                              596,772
      35,400   United Bankshares, Inc.                                                                          1,014,210
      59,167   Washington Federal, Inc.                                                                         1,368,533
      27,800   Waypoint Financial Corporation                                                                     501,512
      34,200   Whitney Holding Corporation                                                                      1,093,374
      14,800   Wintrust Financial Corporation                                                                     438,080
      16,000   Zenith National Insurance Corporation                                                              456,000
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                44,350,050
=========================================================================================================================

Health Care (12.1%)
-------------------------------------------------------------------------------------------------------------------------
      40,600   Accredo Health, Inc.                                                                               885,080
      24,600   Advanced Medical Optics, Inc.*                                                                     419,430
      43,800   Alpharma, Inc.                                                                                     946,080
      13,200   American Healthways, Inc.*                                                                         476,784
      27,800   American Medical Systems Holdings, Inc.*                                                           468,986
      17,600   Amerigroup Corporation*                                                                            654,720
      16,800   Amsurg Corporation*                                                                                512,400
      19,900   ArQule, Inc.*                                                                                       83,580
      17,800   ArthroCare Corporation*                                                                            298,328
      12,800   Biosite Diagnostics, Inc.*                                                                         615,680
       9,300   Centene Corporation*                                                                               361,770
      47,200   Cephalon, Inc.*(e)                                                                               1,942,752
      12,200   CIMA Labs, Inc.*                                                                                   328,058
      24,550   CONMED Corporation*                                                                                448,283
      26,500   Cooper Companies, Inc.                                                                             921,405
      16,650   CryoLife, Inc.*                                                                                    172,328
      10,500   Curative Health Services, Inc.*                                                                    178,500
      12,600   Datascope Corporation                                                                              372,078
      24,400   Diagnostic Products Corporation                                                                  1,001,620
      25,388   Enzo Biochem, Inc.*                                                                                546,355
      20,500   Haemonetics Corporation*                                                                           383,350
      16,700   Hologic, Inc.*                                                                                     220,106
      55,000   Hooper Holmes, Inc.                                                                                354,200
      11,700   ICU Medical, Inc.*                                                                                 364,455
      29,100   IDEXX Laboratories, Inc.*                                                                          980,088
      14,000   IMPATH, Inc.*                                                                                      197,960
      19,000   Inamed Corporation*                                                                              1,020,110
      22,200   Integra Life Sciences Holdings Corporation*                                                        585,636
      26,200   Invacare Corporation                                                                               864,600
      17,600   MAXIMUS, Inc.*                                                                                     486,288
      23,100   Medicis Pharmaceutical Corporation                                                               1,309,770
      39,400   Mentor Corporation                                                                                 763,572
      21,600   MGI PHARMA, Inc.*                                                                                  553,608
      39,700   Mid Atlantic Medical Services, Inc.*                                                             2,076,310
      19,100   Noven Pharmaceuticals, Inc.*                                                                       195,584
      42,700   Orthodontic Centers of America, Inc.*                                                              342,027
      14,500   Osteotech, Inc.*                                                                                   197,055
      28,600   Owens & Minor, Inc.                                                                                639,210
      21,800   PAREXEL International Corporation*                                                                 304,110
      20,100   Pediatrix Medical Group, Inc.*                                                                     716,565
      47,400   Pharmaceutical Product Development, Inc.*                                                        1,361,802
      10,500   PolyMedica Corporation                                                                             480,795
      14,900   Possis Medical, Inc.*                                                                              204,428
      37,032   Priority Healthcare Corporation*                                                                   686,944
      41,350   Province Healthcare Company*                                                                       457,744
      39,900   Regeneron Pharmaceuticals, Inc.*                                                                   628,425
      13,500   RehabCare Group, Inc.*                                                                             197,775
      41,050   Renal Care Group, Inc.*                                                                          1,445,370
      28,300   ResMed, Inc.*                                                                                    1,109,360
      28,700   Respironics, Inc.*                                                                               1,076,824
      50,200   Savient Pharmaceuticals, Inc.*                                                                     232,928
      23,300   Sierra Health Services, Inc.*                                                                      466,000
      20,900   Sola International, Inc.*                                                                          363,660
      18,900   Sunrise Senior Living, Inc.*                                                                       422,982
      14,800   SurModics, Inc.*                                                                                   451,400
      32,400   Sybron Dental Specialties, Inc.*                                                                   764,640
      34,700   TECHNE Corporation*                                                                              1,052,798
      25,400   Theragenics Corporation*                                                                           109,220
      76,900   US Oncology, Inc.*                                                                                 568,291
      24,900   Viasys Healthcare, Inc.*                                                                           515,430
      11,100   Vital Signs, Inc.                                                                                  288,156
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                               37,073,793
=========================================================================================================================

Industrials (17.4%)
-------------------------------------------------------------------------------------------------------------------------
      27,000   AAR Corporation                                                                                    190,620
      41,800   ABM Industries, Inc.                                                                               643,720
      22,500   Administaff, Inc.*                                                                                 231,750
      51,050   Aeroflex, Inc.*                                                                                    395,127
      27,700   Albany International Corporation                                                                   758,980
      32,750   Alliant Techsystems, Inc.*                                                                       1,700,052
       7,500   Angelica Corporation                                                                               127,125
      23,100   Apogee Enterprises, Inc.                                                                           208,362
      25,300   Arbitron, Inc.*                                                                                    903,210
      21,100   Arkansas Best Corporation                                                                          501,969
      23,400   Armor Holdings, Inc.*                                                                              313,560
      16,700   Astec Industries, Inc.*                                                                            145,624
      38,400   Atlantic Coast Airlines Holdings, Inc.*                                                            518,016
      18,800   Barnes Group, Inc.                                                                                 409,088
      28,500   Bowne & Company, Inc.                                                                              371,355
      18,400   Briggs & Stratton Corporation                                                                      929,200
       5,400   Butler Manufacturing Company                                                                        89,262
      16,500   CDI Corporation*                                                                                   428,340
      30,600   Central Parking Corporation                                                                        378,216
      21,200   CLARCOR, Inc.                                                                                      817,260
      11,300   Consolidated Graphics, Inc.*                                                                       258,544
       6,900   CPI Corporation                                                                                    121,785
      14,200   Cuno, Inc.*                                                                                        512,904
       8,800   Curtiss-Wright Corporation                                                                         556,160
      17,800   Dionex Corporation*                                                                                707,550
      16,700   EDO Corporation                                                                                    295,590
      39,700   eFunds Corporation*                                                                                457,741
      16,600   ElkCorp                                                                                            373,500
      12,800   EMCOR Group, Inc.*                                                                                 631,808
      13,700   Engineered Support Systems, Inc.                                                                   573,345
      17,700   Esterline Technologies Corporation*                                                                308,157
      28,400   FactSet Research Systems, Inc.                                                                   1,251,020
      18,100   Forward Air Corporation*                                                                           459,197
      25,200   Frontier Airlines, Inc.*                                                                           228,816
      17,600   G & K Services, Inc.                                                                               520,960
      13,600   Gardner Denver, Inc.*                                                                              278,256
      36,900   GenCorp, Inc.                                                                                      328,041
      31,480   Global Payments, Inc.                                                                            1,117,540
      38,850   Graco, Inc.                                                                                      1,243,200
      27,630   Griffon Corporation*                                                                               442,080
      42,524   Heartland Express, Inc.*                                                                           946,159
      15,400   Heidrick & Struggles International, Inc.*                                                          194,348
      27,600   IDEX Corporation                                                                                 1,000,224
      14,600   Imagistics International, Inc.*                                                                    376,680
      22,500   Insituform Technologies, Inc.*                                                                     397,800
       9,800   Insurance Auto Auctions, Inc.*                                                                     123,088
      14,900   Ionics, Inc.*                                                                                      333,313
      38,100   ITT Educational Services, Inc.*                                                                  1,114,425
      36,500   JLG Industries, Inc.                                                                               248,200
      23,600   John H. Harland Company                                                                            617,376
      19,100   Kaman Corporation                                                                                  223,279
      52,400   Kansas City Southern, Inc.*                                                                        630,372
      25,600   Kaydon Corporation                                                                                 532,480
      20,500   Kirby Corporation*                                                                                 578,100
      31,700   Knight Transportation, Inc.*                                                                       789,330
      34,100   Kroll, Inc.*                                                                                       922,746
      34,000   Labor Ready, Inc.*                                                                                 243,780
      13,600   Landstar System, Inc.*                                                                             854,760
       8,100   Lawson Products, Inc.                                                                              223,066
      49,436   Lennox International, Inc.                                                                         636,241
       9,950   Lindsay Manufacturing Company                                                                      231,039
      13,600   Lydall, Inc.*                                                                                      145,520
      22,500   Manitowoc Company, Inc.                                                                            501,750
      10,200   MemberWorks, Inc.*                                                                                 201,450
      18,000   Mercury Computer Systems, Inc.*                                                                    326,880
      26,700   Mesa Air Group, Inc.*                                                                              213,600
      28,700   Milacron, Inc.                                                                                     140,343
      12,100   Mobile Mini, Inc.*                                                                                 197,593
      29,100   Mueller Industries, Inc.*                                                                          788,901
      22,000   NCO Group, Inc.*                                                                                   394,020
      29,600   NDCHealth Corporation                                                                              543,160
      11,000   New England Business Service, Inc.                                                                 330,000
      21,500   On Assignment, Inc.*                                                                                86,000
      14,500   Oshkosh Truck Corporation                                                                          860,140
      21,100   Pegasus Solutions, Inc.*                                                                           342,875
      15,200   Pre-Paid Legal Services, Inc.*                                                                     372,856
      52,600   PRG-Schultz International, Inc.*                                                                   310,340
      21,300   Regal-Beloit Corporation                                                                           406,830
      27,000   Reliance Steel & Aluminum Company                                                                  558,900
      16,900   Roadway Corporation                                                                                482,157
      12,200   Robbins & Myers, Inc.                                                                              225,700
       8,400   Roto-Rooter, Inc.                                                                                  320,376
      32,000   Shaw Group, Inc.*                                                                                  385,600
      20,900   Simpson Manufacturing Company, Inc.*                                                               764,940
      49,000   SkyWest, Inc.                                                                                      933,940
      13,900   SOURCECORP, Inc.*                                                                                  300,240
      50,400   Spherion Corporation*                                                                              350,280
      11,000   SPS Technologies, Inc.*                                                                            297,440
      24,000   Standard Register Company                                                                          395,520
      10,200   Standex International Corporation                                                                  214,200
      24,200   Stewart & Stevenson Services, Inc.                                                                 381,150
      45,406   Tetra Tech, Inc.*                                                                                  777,805
      14,600   Thomas Industries, Inc.                                                                            394,930
      72,700   Timken Company                                                                                   1,272,977
      32,500   Tredegar Corporation                                                                               487,175
      13,500   Triumph Group, Inc.*                                                                               380,295
      28,000   United Stationers, Inc.*                                                                         1,012,760
      15,000   Universal Forest Products, Inc.                                                                    314,100
      27,700   URS Corporation*                                                                                   539,042
      23,000   USF Corporation                                                                                    620,310
      20,300   Valmont Industries, Inc.                                                                           395,038
      12,900   Volt Information Sciences, Inc.*                                                                   176,085
      21,800   Wabash National Corporation*                                                                       305,854
      24,000   Waste Connections, Inc.*                                                                           841,200
      22,050   Watsco, Inc.                                                                                       365,148
      28,000   Watson Wyatt & Company Holdings*                                                                   649,040
      23,100   Watts Industries, Inc.                                                                             412,335
      10,400   Wolverine Tube, Inc.*                                                                               59,488
      25,300   Yellow Corporation*                                                                                585,695
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                               53,305,814
=========================================================================================================================

Information Technology (17.2%)
-------------------------------------------------------------------------------------------------------------------------
      24,700   A.O. Smith Corporation                                                                             695,305
      20,900   Actel Corporation*                                                                                 428,450
      35,300   Acuity Brands, Inc.                                                                                641,401
      91,100   Adaptec, Inc.*                                                                                     708,758
      27,300   Advanced Energy Industries, Inc.*                                                                  389,025
      26,100   Allen Telecom, Inc.*                                                                               431,172
      30,400   Alliance Semiconductor Corporation*                                                                147,136
      35,900   American Management Systems, Inc.*                                                                 512,652
      11,400   Analogic Corporation                                                                               555,864
      31,200   Anixter International, Inc.*                                                                       731,016
      12,600   ANSYS, Inc.*                                                                                       391,860
      32,900   Artesyn Technologies, Inc.*                                                                        184,569
      18,500   AstroPower, Inc.*                                                                                   60,865
      26,200   ATMI, Inc.*                                                                                        654,214
      19,400   Audiovox Corporation*                                                                              217,086
      24,100   Avid Technology, Inc.*                                                                             845,187
      83,600   Axcelis Technologies, Inc.*                                                                        511,632
      27,800   Baldor Electric Company                                                                            572,680
      16,550   BARRA, Inc.*                                                                                       590,835
      12,300   BEI Technologies, Inc.                                                                             147,600
       9,300   Bel Fuse, Inc.                                                                                     212,970
      21,500   Belden, Inc.                                                                                       341,635
      17,100   Bell Microproducts, Inc.*                                                                           73,017
      21,000   Benchmark Electronics, Inc.*                                                                       645,960
      16,400   Black Box Corporation                                                                              593,680
      19,700   Brady Corporation                                                                                  656,995
      31,300   Brooks Automation, Inc.*                                                                           354,942
      10,600   Brooktrout, Inc.*                                                                                   82,277
      21,700   C&D Technologies, Inc.                                                                             311,612
      30,900   C-COR.net Corporation*                                                                             151,410
      38,050   Cable Design Technologies Corporation*                                                             272,058
      24,400   CACI International, Inc.*                                                                          836,920
      25,700   Captaris, Inc.*                                                                                     87,894
      20,000   Carreker Corporation*                                                                               91,600
      10,900   Catapult Communications Corporation*                                                               115,758
      30,300   Cerner Corporation*                                                                                695,385
      27,800   Checkpoint Systems, Inc.*                                                                          393,370
      54,400   CIBER, Inc.*                                                                                       381,888
      36,300   Cognex Corporation*                                                                                811,305
      24,900   Coherent, Inc.*                                                                                    595,857
      17,800   Cohu, Inc.                                                                                         277,680
       9,700   Concerto Software, Inc.*                                                                            89,143
      14,600   Concord Communications, Inc.*                                                                      200,458
      29,000   CTS Corporation                                                                                    303,050
      22,700   Cubic Corporation                                                                                  504,394
      29,400   Cymer, Inc.*                                                                                       941,094
      34,100   Dendrite International, Inc.*                                                                      439,208
      17,100   Digi International, Inc.*                                                                           98,325
      19,100   DRS Technologies, Inc.*                                                                            533,272
      23,300   DSP Group, Inc.*                                                                                   501,649
      15,300   DuPont Photomasks, Inc.*                                                                           288,099
      23,500   Electro Scientific Industries, Inc.*                                                               356,260
      32,800   ESS Technology, Inc.*                                                                              319,800
      34,000   Exar Corporation*                                                                                  538,220
      27,900   FEI Company*                                                                                       523,404
      30,800   FileNET Corporation*                                                                               555,632
      29,500   FLIR Systems, Inc.                                                                                 889,425
      18,800   Gerber Scientific, Inc.*                                                                           125,208
      18,100   Global Imaging Systems, Inc.*                                                                      419,196
      51,400   Harmonic, Inc.*                                                                                    209,198
      22,200   Helix Technology Corporation                                                                       293,706
      21,800   Hutchinson Technology, Inc.*                                                                       717,002
      30,980   Hyperion Solutions Corporation*                                                                  1,045,885
      21,200   Inter-Tel, Inc.                                                                                    449,864
      13,985   Intermagnetics General Corporation*                                                                277,462
      14,600   InVision Technologies, Inc.*                                                                       362,810
      17,300   Itron, Inc.*                                                                                       372,988
      24,200   JDA Software Group, Inc.*                                                                          270,798
      13,100   Keithley Instruments, Inc.                                                                         189,295
      59,000   Kopin Corporation*                                                                                 361,080
      16,825   Kronos, Inc.*                                                                                      854,878
      42,200   Kulicke and Soffa Industries, Inc.*                                                                269,658
      20,000   MagneTek, Inc.*                                                                                     50,800
      24,900   Manhattan Associates, Inc.*                                                                        646,653
      13,000   MapInfo Corporation*                                                                                92,690
      30,700   Methode Electronics, Inc.                                                                          330,025
      14,800   MICROS Systems, Inc.*                                                                              488,104
      24,600   Microsemi Corporation*                                                                             393,600
      20,700   MRO Software, Inc.*                                                                                178,641
      29,100   Netegrity, Inc.*                                                                                   169,944
      19,200   Network Equipment Technologies, Inc.*                                                              161,664
      26,400   NYFIX, Inc.*                                                                                       167,640
      16,750   Park Electrochemical Corporation                                                                   334,162
      33,100   Paxar Corporation*                                                                                 364,100
      16,700   PCTEL, Inc.*                                                                                       198,062
      21,800   Pericom Semiconductor Corporation*                                                                 202,740
      20,500   Phoenix Technologies, Ltd.*                                                                        115,825
      13,600   Photon Dynamics, Inc.*                                                                             375,768
      27,200   Photronics, Inc.*                                                                                  474,640
      53,600   Pinnacle Systems, Inc.*                                                                            573,520
      27,100   Pioneer-Standard Electronics, Inc.                                                                 229,808
      11,900   Planar Systems, Inc.*                                                                              232,764
      24,700   Power Integrations, Inc.*                                                                          600,704
      28,600   Progress Software Corporation*                                                                     592,878
      13,400   QRS Corporation*                                                                                    71,020
      23,400   Radiant Systems, Inc.*                                                                             157,716
      15,000   RadiSys Corporation*                                                                               198,000
      22,800   Rainbow Technologies, Inc.*                                                                        191,748
      13,600   Rogers Corporation*                                                                                452,880
      27,800   Roper Industries, Inc.                                                                           1,034,160
      23,200   Roxio, Inc.*                                                                                       155,208
      13,900   Rudolph Technologies, Inc.*                                                                        221,844
      12,400   SBS Technologies, Inc.*                                                                            121,904
      13,100   SCM Microsystems, Inc.*                                                                             71,526
      34,300   SERENA Software, Inc.*                                                                             716,184
     117,800   Skyworks Solutions, Inc.*                                                                          797,506
      14,700   SPSS, Inc.*                                                                                        246,078
      14,200   Standard Microsystems Corporation*                                                                 215,414
      12,100   StarTek, Inc.*                                                                                     318,230
      10,700   Supertex, Inc.*                                                                                    196,559
      35,750   Symmetricom, Inc.*                                                                                 157,300
      28,600   Systems & Computer Technology Corporation*                                                         257,400
      35,400   Take-Two Interactive Software, Inc.*                                                             1,003,236
      11,500   TALX Corporation                                                                                   259,785
      34,100   Technitrol, Inc.*                                                                                  513,205
      27,300   Teledyne Technologies, Inc.*                                                                       357,630
      32,525   THQ, Inc.*                                                                                         585,450
      18,099   Three-Five Systems, Inc.*                                                                          124,883
      11,500   Tollgrade Communications, Inc.*                                                                    214,475
      26,900   Trimble Navigation, Ltd.*                                                                          616,817
      19,300   Ultratech, Inc.*                                                                                   356,857
      29,100   Varian Semiconductor Equipment, Inc.*                                                              866,016
      24,800   Veeco Instruments, Inc.*                                                                           422,344
      31,300   Verity, Inc.*                                                                                      396,258
      22,200   ViaSat, Inc.*                                                                                      318,348
      35,500   Vicor Corporation*                                                                                 340,800
      18,600   Websense, Inc.*                                                                                    291,276
       9,600   Woodward Governor Company                                                                          412,800
      17,200   X-Rite, Inc.                                                                                       170,452
      26,700   Zebra Technologies Corporation*                                                                  2,007,573
      10,152   Zilog, Inc.*                                                                                             0
      19,100   ZixIt Corporation*                                                                                  72,007
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                    52,587,602
=========================================================================================================================

Materials (4.3%)
-------------------------------------------------------------------------------------------------------------------------
      25,000   A. Schulman, Inc.                                                                                  401,500
      13,400   A.M. Castle & Company*                                                                              87,770
      30,600   AptarGroup, Inc.                                                                                 1,101,600
      19,100   Arch Chemicals, Inc.                                                                               364,810
      14,000   Brush Engineered Materials, Inc.*                                                                  116,900
      31,400   Buckeye Technologies, Inc.*                                                                        213,520
      21,900   Cambrex Corporation                                                                                504,138
      23,700   Caraustar Industries, Inc.*                                                                        189,837
      17,900   Century Aluminum Company                                                                           125,837
      13,000   Chesapeake Corporation                                                                             284,050
       8,800   Cleveland-Cliffs, Inc.*                                                                            157,080
      23,900   Commercial Metals Company                                                                          425,181
      13,600   Commonwealth Industries, Inc.                                                                       64,192
      10,100   Deltic Timber Corporation                                                                          287,345
      24,350   Florida Rock Industries, Inc.                                                                    1,005,168
      27,600   Georgia Gulf Corporation                                                                           546,480
      24,100   H.B. Fuller Company                                                                                530,682
      13,000   IMCO Recycling, Inc.*                                                                               86,320
      27,500   MacDermid, Inc.                                                                                    723,250
      64,000   Massey Energy Company                                                                              841,600
      12,000   Material Sciences Corporation*                                                                     116,400
      25,585   Myers Industries, Inc.                                                                             243,058
      24,100   OM Group, Inc.                                                                                     354,993
      33,900   OMNOVA Solutions, Inc.*                                                                            136,956
       7,200   Penford Corporation                                                                                 80,424
      77,900   PolyOne Corporation                                                                                346,655
      13,200   Pope & Talbot, Inc.                                                                                145,860
       8,000   Quaker Chemical Corporation                                                                        200,400
      13,600   Quanex Corporation                                                                                 404,192
      29,300   Rock-Tenn Company                                                                                  496,635
      17,700   RTI International Metals, Inc.*                                                                    191,691
      21,000   Ryerson Tull, Inc.                                                                                 184,380
      26,800   Scotts Company*                                                                                  1,326,600
      40,500   Steel Dynamics, Inc.*                                                                              554,850
       8,300   Steel Technologies, Inc.                                                                            83,913
      17,900   Texas Industries, Inc.                                                                             426,020
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                 13,350,287
=========================================================================================================================

Utilities (4.1%)
-------------------------------------------------------------------------------------------------------------------------
      12,950   American States Water Company                                                                      353,535
      42,200   Atmos Energy Corporation                                                                         1,046,560
      41,000   Avista Corporation                                                                                 580,150
       9,400   Cascade Natural Gas Corporation                                                                    179,540
      10,100   Central Vermont Public Service Corporation                                                         197,455
      13,500   CH Energy Group, Inc.                                                                              607,500
      40,200   Cleco Corporation                                                                                  696,264
      41,700   El Paso Electric Company*                                                                          514,161
      29,700   Energen Corporation                                                                                989,010
       4,200   Green Mountain Power Corporation                                                                    84,000
      16,200   Laclede Group, Inc.                                                                                434,160
      23,100   New Jersey Resources Corporation                                                                   820,050
      21,800   Northwest Natural Gas Company                                                                      594,050
      32,000   NorthWestern Corporation                                                                            64,000
      13,600   NUI Corporation                                                                                    211,072
      28,300   Piedmont Natural Gas Company, Inc.                                                               1,098,323
      57,856   Southern Union Company*                                                                            980,081
      28,600   Southwest Gas Corporation                                                                          605,748
      30,200   Southwestern Energy Company*                                                                       453,302
      35,800   UGI Corporation                                                                                  1,134,860
      12,300   UIL Holdings Corporation                                                                           498,765
      28,500   UniSource Energy Corporation                                                                       535,800
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                 12,678,386
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $311,150,776)                                                         306,304,340
=========================================================================================================================
   Principal
      Amount   Long-Term Fixed Income(b)                                Interest Rate     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
      $2,084   Timco Aviation Services, Inc., Payment-in-Kind
               Bond(c)                                                          8.000%         1/2/2007                $1
-------------------------------------------------------------------------------------------------------------------------
               Total Long-Term Fixed Income (cost $521)                                                                 1
=========================================================================================================================
   Shares      Short-Term Investments (0.1%)                            Interest Rate(d)  Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
     278,781   LB Series Fund Money Market Portfolio(e)                         0.805%              N/A          $278,781
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                   278,781
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $311,430,079)                                                         $306,583,122
=========================================================================================================================

  * Non-income producing security.

(a) The categories of investment are shown as a percentage of total investments.

(b) The value of the denoted categories of investments
    represents less than 0.1% of the total investments of
    the Small Cap Index Portfolio.

(c) Non-income producing and trading flat (without
    interest).

(d) The interest rate shown reflects the yield.

(e) At June 30, 2003, $180,000 in cash was pledged as the
    initial margin deposit, $278,781 of the LB
    Series Fund Money Market Portfolio and $3,052,052 of
    securities were earmarked as collateral to cover open
    financial futures contracts as follows:

                                                                                                  Notional
                             Number of         Expiration                                        Principal    Unrealized
  Type                       Contracts             Date          Position       Value              Amount         Gain
-------------------------------------------------------------------------------------------------------------------------

Russell 2000 Futures            53           September 2003        Long       $3,363,000         $3,386,340     $23,340

The accompanying notes to the financial statements
are an integral part of this schedule.

Small Cap Value Portfolio
Schedule of Investments as of June 30, 2003 (unaudited)(a)

      Shares   Common Stock (93.0%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------

Consumer Discretionary (18.9%)
-------------------------------------------------------------------------------------------------------------------------
       2,500   Aeropostale, Inc.*                                                                                 $53,700
         900   Applebee's International, Inc.                                                                      28,287
       1,500   Cost Plus, Inc.*                                                                                    53,490
       4,900   Deckers Outdoor Corporation*                                                                        31,801
       1,000   Ethan Allen Interiors, Inc.                                                                         35,160
       2,100   Hasbro, Inc.                                                                                        36,729
       1,800   Hearst-Argyle Television, Inc.*                                                                     46,620
       3,900   Insight Enterprises, Inc.*                                                                          39,234
       8,500   Interface, Inc.                                                                                     39,440
       1,600   International Speedway Corporation                                                                  63,216
         300   KB Home                                                                                             18,594
       1,000   Lear Corporation*                                                                                   46,020
       1,100   Lee Enterprises, Inc.                                                                               41,283
       1,500   Michaels Stores, Inc.*                                                                              57,090
       1,700   Monaco Coach Corporation*                                                                           26,061
         600   O'Charley's, Inc.*                                                                                  12,918
       2,700   Quiksilver, Inc.                                                                                    44,523
       2,700   Radio One, Inc.*                                                                                    48,222
       2,600   Red Robin Gourmet Burgers, Inc.*                                                                    49,296
         900   Ross Stores, Inc.                                                                                   38,466
       1,900   Ruby Tuesday, Inc.                                                                                  46,987
         600   Ryland Group, Inc.                                                                                  41,640
       1,300   SCP Pool Corporation*                                                                               44,720
         900   Thor Industries, Inc.                                                                               36,738
       1,700   Toll Brothers, Inc.*                                                                                48,127
       5,000   Tower Automotive, Inc.*                                                                             18,300
       4,300   Toys 'R' Us, Inc.*                                                                                  52,116
       1,900   West Marine, Inc.*                                                                                  33,269
         900   Winnebago Industries, Inc.                                                                          34,110
       2,100   Wolverine World Wide, Inc.                                                                          40,446
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                     1,206,603
=========================================================================================================================

Consumer Staples (2.9%)
-------------------------------------------------------------------------------------------------------------------------
       1,200   American Italian Pasta Company*                                                                     49,980
       4,400   Casey's General Stores, Inc.                                                                        62,216
       1,000   Church & Dwight Company, Inc.                                                                       32,730
       1,600   Schweitzer-Mauduit International, Inc.                                                              38,624
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                             183,550
=========================================================================================================================

Energy (4.6%)
-------------------------------------------------------------------------------------------------------------------------
       2,400   Chesapeake Energy Corporation                                                                       24,240
       2,300   Key Energy Services, Inc.*                                                                          24,656
       2,100   Maverick Tube Corporation*                                                                          40,215
       1,400   Newfield Exploration Company*                                                                       52,570
         800   Patterson-UTI Energy, Inc.*                                                                         25,920
         800   Pogo Producing Company                                                                              34,200
         800   Precision Drilling Corporation*                                                                     30,208
       1,400   Pride International, Inc.*                                                                          26,348
       1,300   TETRA Technologies, Inc.*                                                                           38,545
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                       296,902
=========================================================================================================================

Financials (20.1%)
-------------------------------------------------------------------------------------------------------------------------
       1,400   Affiliated Managers Group, Inc.*                                                                    85,330
       3,400   Allegiant Bancorp, Inc.                                                                             68,850
       1,400   AMB Property Corporation                                                                            39,438
       1,200   American Capital Strategies, Ltd.                                                                   29,928
       1,100   Bank of the Ozarks, Inc.                                                                            42,636
       2,357   BOK Financial Corporation*                                                                          90,909
       1,600   Corus Bankshares, Inc.                                                                              77,488
         900   Downey Financial Corporation                                                                        37,170
       1,075   Fidelity National Financial, Inc.                                                                   33,067
       2,800   Greater Bay Bancorp                                                                                 57,512
       3,000   HCC Insurance Holdings, Inc.                                                                        88,710
       1,100   I Shares Russell 2000 Index Fund                                                                    97,790
       1,400   I Shares S&P Smallcap 600 Index Fund                                                               153,510
       1,500   IBERIABANK Corporation                                                                              73,200
       1,300   IPC Holdings, Ltd.                                                                                  43,550
       1,300   Mills Corporation                                                                                   43,615
       3,200   Nara Bancorp, Inc.                                                                                  60,800
         700   Penns Woods Bancorp, Inc.                                                                           29,477
       1,500   Platinum Underwriters Holdings, Ltd.                                                                40,710
       1,000   Protective Life Corporation                                                                         26,750
       1,300   Reinsurance Group of America                                                                        41,730
         700   SL Green Realty Corporation                                                                         24,423
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                 1,286,593
=========================================================================================================================

Health Care (6.7%)
-------------------------------------------------------------------------------------------------------------------------
       1,000   Alpharma, Inc.                                                                                      21,600
         800   American Pharmaceutical Partners, Inc.*                                                             27,120
       2,000   Apria Healthcare Group, Inc.*                                                                       49,760
       1,700   CONMED Corporation*                                                                                 31,042
       1,500   Cooper Companies, Inc.                                                                              52,155
       2,400   Cytyc Corporation*                                                                                  25,248
         900   KOS Pharmaceuticals, Inc.*                                                                          21,123
         400   Medicis Pharmaceutical Corporation                                                                  22,680
       1,400   Omnicare, Inc.                                                                                      47,306
       8,600   Savient Pharmaceuticals, Inc.*                                                                      39,904
       1,500   Sybron Dental Specialties, Inc.*                                                                    35,400
       2,400   United Surgical Partners International, Inc.*                                                       54,216
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                                  427,554
=========================================================================================================================

Industrials (18.2%)
-------------------------------------------------------------------------------------------------------------------------
         600   Alliant Techsystems, Inc.*                                                                          31,146
       3,500   Allied Waste Industries, Inc.*                                                                      35,175
       1,000   Arkansas Best Corporation                                                                           23,790
       3,300   Atlantic Coast Airlines Holdings, Inc.*                                                             44,517
         500   Briggs & Stratton Corporation                                                                       25,250
       3,500   Circor International, Inc.                                                                          62,405
       2,700   Consolidated Graphics, Inc.*                                                                        61,776
       1,000   Donaldson Company, Inc.                                                                             44,450
       1,300   EDO Corporation                                                                                     23,010
       1,200   EMCOR Group, Inc.*                                                                                  59,232
         800   Fastenal Company                                                                                    27,152
       4,300   Griffon Corporation*                                                                                68,800
      15,800   Hall, Kinion & Associates, Inc.*                                                                    43,292
       1,600   HON INDUSTRIES, Inc.                                                                                48,800
       1,800   IDEX Corporation                                                                                    65,232
       7,500   KForce, Inc.*                                                                                       36,225
       1,300   Manitowoc Company, Inc.                                                                             28,990
       1,300   MSC Industrial Direct Co., Inc.*                                                                    23,270
       2,200   Mueller Industries, Inc.*                                                                           59,642
         600   Oshkosh Truck Corporation                                                                           35,592
       3,200   Regal-Beloit Corporation                                                                            61,120
       2,800   Robbins & Myers, Inc.                                                                               51,800
       1,800   SkyWest, Inc.                                                                                       34,308
       1,800   Stewart & Stevenson Services, Inc.                                                                  28,350
       2,200   Thomas Industries, Inc.                                                                             59,510
       2,100   Watson Wyatt & Company Holdings*                                                                    48,678
       1,700   Werner Enterprises, Inc.                                                                            36,040
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                                1,167,552
=========================================================================================================================

Information Technology (13.7%)
-------------------------------------------------------------------------------------------------------------------------
       1,800   A.O. Smith Corporation                                                                              50,670
       2,500   Acxiom Corporation*                                                                                 37,725
      11,500   ADC Telecommunications, Inc.*                                                                       26,772
       1,700   Advanced Fibre Communications, Inc.*                                                                27,659
       6,900   Artesyn Technologies, Inc.*                                                                         38,709
       1,700   Autodesk, Inc.                                                                                      27,472
       3,300   Axcelis Technologies, Inc.*                                                                         20,196
       1,600   Brooks Automation, Inc.*                                                                            18,144
       8,300   CIBER, Inc.*                                                                                        58,266
         100   Cognos, Inc.*                                                                                        2,700
       2,900   Digi International, Inc.*                                                                           16,675
         600   Fair Isaac Corporation                                                                              30,870
       3,200   Ingram Micro, Inc.*                                                                                 35,200
       1,800   Integrated Device Technology, Inc.*                                                                 19,890
       1,600   International Rectifier Corporation*                                                                42,912
       3,900   Ixia*                                                                                               25,077
       1,300   JDA Software Group, Inc.*                                                                           14,547
       4,000   Legato Systems, Inc.*                                                                               33,560
       2,500   Littelfuse, Inc.*                                                                                   55,900
      11,900   Management Network Group, Inc.*                                                                     23,205
       3,100   Methode Electronics, Inc.                                                                           33,325
       2,900   MoldFlow Corporation*                                                                               25,984
         400   Novellus Systems, Inc.*                                                                             14,648
       7,000   Parametric Technology Corporation*                                                                  21,350
       1,100   Photronics, Inc.*                                                                                   19,195
       2,500   Plexus Corporation*                                                                                 28,825
         800   SPSS, Inc.*                                                                                         13,392
       1,900   Tech Data Corporation*                                                                              50,749
         900   Tollgrade Communications, Inc.*                                                                     16,785
       2,100   VeriSign, Inc.*                                                                                     29,043
       1,200   Vishay Intertechnology, Inc.*                                                                       15,840
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                       875,285
=========================================================================================================================

Materials (4.2%)
-------------------------------------------------------------------------------------------------------------------------
       2,100   Lafarge North America, Inc.                                                                         64,890
       1,700   MacDermid, Inc.                                                                                     44,710
       2,900   NOVA Chemicals Corporation                                                                          55,216
         900   Peabody Energy Corporation                                                                          30,231
       1,000   Silgan Holdings, Inc.*                                                                              31,280
       3,600   Wausau-Mosinee Paper Corporation                                                                    40,320
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                    266,647
=========================================================================================================================

Utilities (3.7%)
-------------------------------------------------------------------------------------------------------------------------
       1,300   Atmos Energy Corporation                                                                            32,240
         800   CH Energy Group, Inc.                                                                               36,000
       1,100   Energen Corporation                                                                                 36,630
       1,300   Northwest Natural Gas Company                                                                       35,425
       1,000   Piedmont Natural Gas Company, Inc.                                                                  38,810
       1,200   Puget Energy, Inc.                                                                                  28,644
       1,700   UniSource Energy Corporation                                                                        31,960
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                    239,709
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $5,454,148)                                                             5,950,395
=========================================================================================================================
   Shares or
   Principal
      Amount   Short-Term Investments (7.0%)                            Interest Rate(b)  Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
    $445,000   Federal Home Loan Bank                                           0.800%         7/1/2003          $445,000
       3,319   SSgA Money Market Fund                                           0.790               N/A             3,319
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                   448,319
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $5,902,467)                                                             $6,398,714
=========================================================================================================================

  * Non-income producing security.

(a) The categories of investment are shown as a percentage of total investments.

(b) The interest rate shown reflects the yield or, for
    securities purchased at a discount, the discount rate
    at the date of purchase.

The accompanying notes to the financial statements
are an integral part of this schedule.

Mid Cap Stock Portfolio
Schedule of Investments as of June 30, 2003 (unaudited)(a)

      Shares   Common Stock (98.0%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------

Communications Services (0.7%)
-------------------------------------------------------------------------------------------------------------------------
      23,800   Cincinnati Bell, Inc.*                                                                            $159,460
       3,300   Telephone and Data Systems, Inc.                                                                   164,010
-------------------------------------------------------------------------------------------------------------------------
               Total Communications Services                                                                      323,470
=========================================================================================================================

Consumer Discretionary (16.7%)
-------------------------------------------------------------------------------------------------------------------------
       5,800   Abercrombie & Fitch Company*                                                                       164,778
       6,000   American Axle & Manufacturing Holdings, Inc.*                                                      143,400
      11,800   Applebee's International, Inc.                                                                     370,874
      11,700   Belo Corporation                                                                                   261,612
      11,500   Brinker International, Inc.*                                                                       414,230
       4,800   CDW Corporation*                                                                                   219,840
       3,600   Coach, Inc.                                                                                        179,064
      13,100   D.R. Horton, Inc.                                                                                  368,110
       3,200   E.W. Scripps Company                                                                               283,904
       4,000   Entercom Communications Corporation*                                                               196,040
      11,400   Family Dollar Stores, Inc.                                                                         434,910
      13,700   Hilton Hotels Corporation                                                                          175,223
       4,700   International Speedway Corporation                                                                 185,697
       6,700   Lamar Advertising Company*                                                                         235,907
       4,900   Lennar Corporation, Class A                                                                        350,350
      18,400   Linens 'n Things, Inc.*                                                                            434,424
      15,200   Macrovision Corporation*                                                                           302,784
      11,500   Mattel, Inc.                                                                                       217,580
      10,700   MGM Mirage, Inc.*                                                                                  365,726
       6,300   Michaels Stores, Inc.*                                                                             239,778
       3,900   Pixar, Inc.*                                                                                       237,276
      14,400   Radio One, Inc.*                                                                                   255,888
      10,600   Reader's Digest Association, Inc.                                                                  142,888
       7,700   Reebok International, Ltd.*                                                                        258,951
      12,800   Ross Stores, Inc.                                                                                  547,072
      13,000   Ruby Tuesday, Inc.                                                                                 321,490
         550   Washington Post Company, Class B                                                                   403,095
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                     7,710,891
=========================================================================================================================

Consumer Staples (3.7%)
-------------------------------------------------------------------------------------------------------------------------
      14,600   Dean Foods Company                                                                                 459,900
       5,500   Hershey Foods Corporation                                                                          383,130
      24,700   Hormel Foods Corporation                                                                           585,390
      26,300   Tyson Foods, Inc.                                                                                  279,306
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                           1,707,726
=========================================================================================================================

Energy (8.1%)
-------------------------------------------------------------------------------------------------------------------------
       5,300   Cooper Cameron Corporation*                                                                        267,014
      11,300   ENSCO International, Inc.                                                                          303,970
      11,900   EOG Resources, Inc.                                                                                497,896
       6,300   Murphy Oil Corporation                                                                             331,380
       3,300   Nabors Industries, Ltd.*                                                                           130,515
       3,900   Noble Corporation*                                                                                 133,770
       5,400   Patterson-UTI Energy, Inc.*                                                                        174,960
       3,500   Precision Drilling Corporation*                                                                    132,160
      14,600   Pride International, Inc.*                                                                         274,772
       8,700   Smith International, Inc.                                                                          319,638
      14,500   Valero Energy Corporation                                                                          526,785
      10,000   Weatherford International, Ltd.*                                                                   419,000
      12,900   XTO Energy, Inc.                                                                                   259,419
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                     3,771,279
=========================================================================================================================

Financials (18.5%)
-------------------------------------------------------------------------------------------------------------------------
       8,500   AMB Property Corporation                                                                           239,445
       4,600   American Financial Realty Trust                                                                     68,586
      26,600   Banknorth Group, Inc.                                                                              678,832
      13,100   CIT Group, Inc.                                                                                    322,915
      13,900   City National Corporation                                                                          619,384
       8,100   Compass Bancshares, Inc.                                                                           282,933
       5,100   Countrywide Financial Corporation                                                                  354,807
       6,157   Fidelity National Financial, Inc.                                                                  189,389
       4,200   General Growth Properties, Inc.                                                                    262,248
      13,400   Greater Bay Bancorp                                                                                275,236
       9,100   GreenPoint Financial Corporation                                                                   463,554
      21,700   LaBranche & Company, Inc.                                                                          448,973
       7,300   Lincoln National Corporation                                                                       260,099
       6,200   M&T Bank Corporation                                                                               522,164
      10,100   National Commerce Financial Corporation                                                            224,119
      13,300   North Fork Bancorporation, Inc.                                                                    452,998
      12,900   Protective Life Corporation                                                                        345,075
       7,000   Public Storage, Inc.                                                                               237,090
      14,800   Radian Group, Inc.                                                                                 542,420
       1,100   S&P 400 Mid-Cap Depository Receipts                                                                 96,492
      10,000   SEI Investments Company                                                                            320,000
      16,300   TCF Financial Corporation                                                                          649,392
       9,000   Willis Group Holdings, Ltd.                                                                        276,750
       8,700   Zions Bancorporation                                                                               440,307
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                 8,573,208
=========================================================================================================================

Health Care (15.1%)
-------------------------------------------------------------------------------------------------------------------------
       5,200   Anthem, Inc.*                                                                                      401,180
       3,900   Barr Laboratories, Inc.                                                                            255,450
       7,800   Beckman Coulter, Inc.                                                                              316,992
       2,900   Charles River Laboratories International, Inc.*                                                     93,322
       7,100   Coventry Health Care, Inc.*                                                                        327,736
       9,000   Cytyc Corporation*                                                                                  94,680
       4,600   Edwards Lifesciences Corporation*                                                                  147,844
       8,300   Express Scripts, Inc.*                                                                             567,056
      11,800   Gilead Sciences, Inc.*                                                                             655,844
      12,800   Health Net, Inc.*                                                                                  421,760
       3,300   Henry Schein, Inc.*                                                                                172,722
       8,800   IDEC Pharmaceuticals Corporation*                                                                  299,200
      24,350   IVAX Corporation*                                                                                  434,648
      17,300   Millennium Pharmaceuticals, Inc.*                                                                  272,129
      14,150   Mylan Laboratories, Inc.                                                                           491,996
       4,600   Patterson Dental Company*                                                                          208,748
       8,500   Quest Diagnostics, Inc.*                                                                           542,300
      14,300   Sicor, Inc.*                                                                                       290,862
       7,100   STERIS Corporation*                                                                                163,939
       6,600   Triad Hospitals, Inc.*                                                                             163,812
       9,700   Universal Health Services, Inc.*                                                                   384,314
       6,600   Zimmer Holdings, Inc.*                                                                             297,330
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                                7,003,864
=========================================================================================================================

Industrials (11.8%)
-------------------------------------------------------------------------------------------------------------------------
       5,550   Alliant Techsystems, Inc.*                                                                         288,100
       7,400   Allied Waste Industries, Inc.*                                                                      74,370
       4,900   American Standard Companies, Inc.*                                                                 362,257
      12,400   Ceridian Corporation*                                                                              210,428
      11,300   CheckFree Corporation*                                                                             314,592
       2,600   Donaldson Company, Inc.                                                                            115,570
       8,100   DST Systems, Inc.*                                                                                 307,800
       8,500   Fastenal Company                                                                                   288,490
       9,900   Fiserv, Inc.*                                                                                      352,539
       5,000   Jacobs Engineering Group, Inc.*                                                                    210,750
       7,600   L-3 Communications Holdings, Inc.*                                                                 330,524
       6,700   Manpower, Inc.                                                                                     248,503
      15,600   Nordson Corporation                                                                                372,060
       9,500   Norfolk Southern Corporation                                                                       182,400
       4,400   Parker Hannifin Corporation                                                                        184,756
      30,800   Republic Services, Inc.*                                                                           698,236
      30,400   ServiceMaster Company                                                                              325,280
      10,000   SPX Corporation                                                                                    440,600
       5,400   Valassis Communications, Inc.*                                                                     138,888
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                                5,446,143
=========================================================================================================================

Information Technology (12.9%)
-------------------------------------------------------------------------------------------------------------------------
       6,000   Adobe Systems, Inc.                                                                                192,420
      18,500   Advanced Fibre Communications, Inc.*                                                               300,995
      11,000   Affiliated Computer Services, Inc.*                                                                503,030
       8,800   Agilent Technologies, Inc.*                                                                        172,040
       6,600   Analog Devices, Inc.*                                                                              229,812
       7,700   Apple Computer, Inc.*                                                                              147,224
       7,600   Autodesk, Inc.                                                                                     122,816
      18,600   BEA Systems, Inc.*                                                                                 201,996
      15,200   BearingPoint, Inc.*                                                                                146,680
       2,500   Cabot Microelectonics Corporation*                                                                 126,175
      11,400   Cadence Design Systems, Inc.*                                                                      137,484
       5,000   Electronic Arts, Inc.*                                                                             369,950
       5,400   Fair Isaac Corporation                                                                             277,830
       4,400   Harris Corporation                                                                                 132,220
       4,200   Intersil Corporation*                                                                              111,762
      15,400   Lam Research Corporation*                                                                          280,434
      21,400   Lawson Software, Inc.*                                                                             166,278
       9,500   Legato Systems, Inc.*                                                                               79,705
       7,700   McDATA Corporation*                                                                                112,959
      16,650   Microchip Technology, Inc.                                                                         410,090
       8,700   Network Associates, Inc.*                                                                          110,316
      19,800   PerkinElmer, Inc.                                                                                  273,438
       2,700   QLogic Corporation*                                                                                130,491
      15,800   RF Micro Devices, Inc.*                                                                             95,116
      10,300   Storage Technology Corporation*                                                                    265,122
      11,500   SunGard Data Systems, Inc.*                                                                        297,965
      24,200   Symbol Technologies, Inc.                                                                          314,842
       4,900   UTStarcom, Inc.*                                                                                   174,293
       3,900   Xilinx, Inc.*                                                                                       98,709
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                     5,982,192
=========================================================================================================================

Materials (4.0%)
-------------------------------------------------------------------------------------------------------------------------
       4,600   Bowater, Inc.                                                                                      172,270
      43,700   Domtar, Inc.                                                                                       482,885
      13,700   FMC Corporation*                                                                                   310,031
      12,700   Lafarge North America, Inc.                                                                        392,430
       7,600   NOVA Chemicals Corporation                                                                         144,704
      26,600   Sappi, Ltd.                                                                                        328,510
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                  1,830,830
=========================================================================================================================

Utilities (6.5%)
-------------------------------------------------------------------------------------------------------------------------
       8,000   Great Plains Energy, Inc.                                                                          231,040
       4,900   MDU Resources Group, Inc.                                                                          164,101
      23,300   National Fuel Gas Company                                                                          606,965
       8,400   NSTAR                                                                                              382,620
      21,200   Puget Energy, Inc.                                                                                 506,044
      21,800   Vectren Corporation                                                                                546,090
      19,400   Wisconsin Energy Corporation                                                                       562,600
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                  2,999,460
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $44,646,909)                                                           45,349,063
=========================================================================================================================
      Shares   Short-Term Investments (2.0%)                            Interest Rate(b)  Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
     925,237   LB Series Fund Money Market Portfolio                            0.805%              N/A          $925,237
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                   925,237
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $45,572,146)                                                           $46,274,300
=========================================================================================================================

  * Non-income producing security.

(a) The categories of investment are shown as a percentage of total investments.

(b) The interest rate shown reflects the yield.

The accompanying notes to the financial statements
are an integral part of this schedule.

Mid Cap Index Portfolio
Schedule of Investments as of June 30, 2003 (unaudited)(a)

      Shares   Common Stock (95.8%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------

Communications Services (0.6%)
-------------------------------------------------------------------------------------------------------------------------
      10,710   Cincinnati Bell, Inc.*                                                                             $71,757
       2,600   Price Communications Corporation*                                                                   33,566
       2,820   Telephone and Data Systems, Inc.                                                                   140,154
-------------------------------------------------------------------------------------------------------------------------
               Total Communications Services                                                                      245,477
=========================================================================================================================

Consumer Discretionary (16.8%)
-------------------------------------------------------------------------------------------------------------------------
       3,433   99 CENTS Only Stores*                                                                              117,821
       4,780   Abercrombie & Fitch Company*                                                                       135,800
       3,510   American Eagle Outfitters, Inc.*                                                                    63,601
       2,700   Applebee's International, Inc.                                                                      84,861
       3,330   ArvinMeritor, Inc.                                                                                  67,199
         980   Bandag, Inc.                                                                                        36,525
       3,170   Barnes & Noble, Inc.*                                                                               73,068
       5,510   Belo Corporation                                                                                   123,204
       3,340   BJ's Wholesale Club, Inc.*                                                                          50,300
       2,230   Blyth, Inc.                                                                                         60,656
       1,710   Bob Evans Farms, Inc.                                                                               47,247
       3,800   Borders Group, Inc.*                                                                                66,918
       1,330   BorgWarner, Inc.                                                                                    85,652
       4,770   Brinker International, Inc.*                                                                       171,815
       3,660   Callaway Golf Company                                                                               48,385
       5,100   CarMax, Inc.*                                                                                      153,765
       2,590   Catalina Marketing Corporation*                                                                     45,714
       2,400   CBRL Group, Inc.                                                                                    93,264
       4,170   CDW Corporation*                                                                                   190,986
       2,500   Cheesecake Factory, Inc.*                                                                           89,725
       4,200   Chico's FAS, Inc.                                                                                   88,410
       2,360   Claire's Stores, Inc.                                                                               59,850
       6,620   Clayton Homes, Inc.                                                                                 83,081
       4,500   Coach, Inc.                                                                                        223,830
       4,400   Copart, Inc.*                                                                                       41,580
       7,200   D.R. Horton, Inc.                                                                                  202,320
       5,660   Dollar Tree Stores, Inc.*                                                                          179,592
       2,620   Emmis Communications Corporation*                                                                   60,129
       2,500   Entercom Communications Corporation*                                                               122,525
       4,600   Extended Stay America, Inc.*                                                                        62,054
       2,300   Federal Signal Corporation                                                                          40,411
       2,740   Furniture Brands International, Inc.*                                                               71,514
       3,760   Gentex Corporation*                                                                                115,094
       2,820   GTECH Holdings Corporation*                                                                        106,173
       4,300   Harte-Hanks, Inc.                                                                                   81,700
       5,360   Hispanic Broadcasting Corporation*                                                                 136,412
       2,670   International Speedway Corporation                                                                 105,492
       2,900   Krispy Kreme Doughnuts, Inc.*                                                                      119,422
       1,740   Lancaster Colony Corporation                                                                        67,268
       3,270   Lear Corporation*                                                                                  150,485
       2,190   Lee Enterprises, Inc.                                                                               82,191
       3,460   Lennar Corporation, Class A                                                                        247,390
       2,340   Macrovision Corporation*                                                                            46,613
       2,870   Mandalay Resort Group                                                                               91,410
       1,200   Media General, Inc.                                                                                 68,640
       3,300   Michaels Stores, Inc.*                                                                             125,598
       1,660   Modine Manufacturing Company                                                                        32,154
       3,270   Mohawk Industries, Inc.*                                                                           181,583
       2,320   Neiman Marcus Group, Inc.*                                                                          84,912
       3,680   Outback Steakhouse, Inc.                                                                           143,520
      14,730   Park Place Entertainment Corporation*                                                              133,896
       3,300   Payless ShoeSource, Inc.                                                                            41,250
       6,900   PETsMART, Inc.*                                                                                    115,023
       4,400   Pier 1 Imports, Inc.                                                                                89,760
       4,810   Reader's Digest Association, Inc.                                                                   64,839
       3,830   Ross Stores, Inc.                                                                                  163,694
       3,100   Ruby Tuesday, Inc.                                                                                  76,663
       6,950   Saks, Inc.*                                                                                         67,415
       1,910   Scholastic Corporation*                                                                             56,880
       4,500   Six Flags, Inc.*                                                                                    30,510
       1,330   Superior Industries International, Inc.                                                             55,461
       1,800   Timberland Company*                                                                                 95,148
       3,400   Toll Brothers, Inc.*                                                                                96,254
       2,580   Unifi, Inc.*                                                                                        15,996
       3,720   United Rentals, Inc.*                                                                               51,671
         470   Washington Post Company, Class B                                                                   344,463
       5,070   Westwood One, Inc.*                                                                                172,025
       5,680   Williams-Sonoma, Inc.*                                                                             165,856
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                     6,864,663
=========================================================================================================================

Consumer Staples (3.8%)
-------------------------------------------------------------------------------------------------------------------------
       1,940   Church & Dwight Company, Inc.                                                                       63,496
       4,600   Constellation Brands, Inc.*                                                                        144,440
       6,665   Dean Foods Company                                                                                 209,948
       4,640   Dial Corporation                                                                                    90,248
       6,830   Hormel Foods Corporation                                                                           161,871
       2,150   Interstate Bakeries Corporation                                                                     27,305
       2,476   J.M. Smucker Company                                                                                98,768
       1,800   Longs Drug Stores Corporation                                                                       29,880
       7,010   PepsiAmericas, Inc.                                                                                 88,046
       2,210   Ruddick Corporation                                                                                 34,741
       2,330   Sensient Technologies Corporation                                                                   53,567
       5,400   Smithfield Foods, Inc.*                                                                            123,768
       2,549   Toostie Roll Industries, Inc.                                                                       77,719
      17,140   Tyson Foods, Inc.                                                                                  182,027
       1,240   Universal Corporation                                                                               52,452
       2,900   Whole Foods Market, Inc.*                                                                          137,837
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                           1,576,113
=========================================================================================================================

Energy (6.5%)
-------------------------------------------------------------------------------------------------------------------------
       2,680   Cooper Cameron Corporation*                                                                        135,018
       7,330   ENSCO International, Inc.                                                                          197,177
       3,200   FMC Technologies, Inc.*                                                                             67,360
       2,400   Forest Oil Corporation*                                                                             60,288
       5,960   Grant Prideco, Inc.*                                                                                70,030
       3,220   Hanover Compressor Company*                                                                         36,386
       2,440   Helmerich & Payne, Inc.                                                                             71,248
       4,500   Murphy Oil Corporation                                                                             236,700
       4,110   National-Oilwell, Inc.*                                                                             90,420
       2,800   Noble Energy, Inc.                                                                                 105,840
       4,000   Patterson-UTI Energy, Inc.*                                                                        129,600
       5,800   Pioneer Natural Resources Company*                                                                 151,380
       3,100   Pogo Producing Company                                                                             132,525
       6,520   Pride International, Inc.*                                                                         122,706
       5,000   Smith International, Inc.                                                                          183,700
       3,000   Tidewater, Inc.                                                                                     88,110
       5,640   Valero Energy Corporation                                                                          204,901
       4,740   Varco International, Inc.*                                                                          92,904
       5,970   Weatherford International, Ltd.*                                                                   250,143
       1,600   Western Gas Resources, Inc.                                                                         63,360
       8,966   XTO Energy, Inc.                                                                                   180,306
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                     2,670,102
=========================================================================================================================

Financials (19.0%)
-------------------------------------------------------------------------------------------------------------------------
       3,920   A.G. Edwards, Inc.                                                                                 134,064
       2,570   Allmerica Financial Corporation*                                                                    46,234
       4,000   AMB Property Corporation                                                                           112,680
       3,390   American Financial Group, Inc.                                                                      77,292
       7,590   AmeriCredit Corporation*                                                                            64,894
       1,900   AmerUs Group Company                                                                                53,561
       4,400   Arthur J. Gallagher & Company                                                                      119,680
       3,629   Associated Banc-Corp                                                                               133,838
       4,080   Astoria Financial Corporation                                                                      113,954
       3,000   Bank of Hawaii Corporation                                                                          99,450
       7,980   Banknorth Group, Inc.                                                                              203,650
       3,400   Brown & Brown, Inc.                                                                                110,500
       2,420   City National Corporation                                                                          107,835
       6,000   Colonial BancGroup, Inc.                                                                            83,220
       3,400   Commerce Bancorp, Inc.                                                                             126,140
       6,270   Compass Bancshares, Inc.                                                                           219,011
      17,560   E*TRADE Group, Inc.*                                                                               149,260
       3,400   Eaton Vance Corporation                                                                            107,440
       2,710   Everest Re Group, Ltd.                                                                             207,315
       6,600   Fidelity National Financial, Inc.                                                                  203,016
       3,700   First American Corporation                                                                          97,495
       3,415   First Virginia Banks, Inc.                                                                         147,255
       4,180   FirstMerit Corporation                                                                              95,555
       2,560   Greater Bay Bancorp                                                                                 52,582
       4,590   GreenPoint Financial Corporation                                                                   233,815
       3,100   HCC Insurance Holdings, Inc.                                                                        91,667
       7,700   Hibernia Corporation                                                                               139,832
       2,060   Horace Mann Educators Corporation                                                                   33,228
       3,100   Hospitality Properties Trust                                                                        96,875
       2,700   Independence Community Bank Corporation                                                             76,194
       2,700   IndyMac Bancorp, Inc.                                                                               68,634
       2,320   Investment Technology Group, Inc.*                                                                  43,152
       3,140   Investors Financial Services Corporation                                                            91,091
       2,930   LaBranche & Company, Inc.                                                                           60,622
       3,250   Legg Mason, Inc.                                                                                   211,088
       2,890   Leucadia National Corporation                                                                      107,277
       3,900   Liberty Property Trust                                                                             134,940
       5,920   M&T Bank Corporation                                                                               498,582
       2,800   Mack-Cali Realty Corporation                                                                       101,864
       3,420   Mercantile Bankshares Corporation                                                                  134,680
       2,340   MONY Group, Inc.                                                                                    63,063
      10,020   National Commerce Financial Corporation                                                            222,344
       3,445   Neuberger Berman, Inc.                                                                             137,490
       4,700   New Plan Excel Realty Trust, Inc.                                                                  100,345
       6,866   New York Community Bancorp, Inc.                                                                   199,732
       2,930   Ohio Casualty Corporation*                                                                          38,617
       5,940   Old Republic International Corporation                                                             203,564
       4,380   PMI Group, Inc.                                                                                    117,559
       3,370   Protective Life Corporation                                                                         90,148
       2,430   Provident Financial Group, Inc.                                                                     62,281
       4,620   Radian Group, Inc.                                                                                 169,323
       3,725   Roslyn Bancorp, Inc.                                                                                80,050
       5,170   SEI Investments Company                                                                            165,440
       1,930   Silicon Valley Bancshares*                                                                          45,953
      12,780   Sovereign Bancorp, Inc.                                                                            200,007
       1,400   StanCorp Financial Group, Inc.                                                                      73,108
       3,610   TCF Financial Corporation                                                                          143,822
       5,500   United Dominion Realty Trust, Inc.                                                                  94,710
       3,300   Unitrin, Inc.                                                                                       89,496
       2,700   W.R. Berkley Corporation                                                                           142,290
       4,040   Waddell & Reed Financial, Inc.                                                                     103,707
       2,230   Webster Financial Corporation                                                                       84,294
       1,620   Westamerica Bancorporation                                                                          69,790
       3,180   Wilmington Trust Corporation                                                                        93,333
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                 7,779,928
=========================================================================================================================

Health Care (13.5%)
-------------------------------------------------------------------------------------------------------------------------
       4,400   AdvancePCS, Inc.*                                                                                  168,212
       4,830   Apogent Technologies, Inc.*                                                                         96,600
       2,670   Apria Healthcare Group, Inc.*                                                                       66,430
       3,265   Barr Laboratories, Inc.                                                                            213,858
       3,030   Beckman Coulter, Inc.                                                                              123,139
       2,200   Charles River Laboratories International, Inc.*                                                     70,796
       4,800   Community Health Systems, Inc.*                                                                     92,592
       3,010   Covance, Inc.*                                                                                      54,481
       2,900   Coventry Health Care, Inc.*                                                                        133,864
       5,500   Cytyc Corporation*                                                                                  57,860
       3,840   Dentsply International, Inc.                                                                       157,056
       3,020   Edwards Lifesciences Corporation*                                                                   97,063
       3,880   Express Scripts, Inc.*                                                                             265,082
       4,640   First Health Group Corporation*                                                                    128,064
       9,860   Gilead Sciences, Inc.*                                                                             548,019
       5,680   Health Net, Inc.*                                                                                  187,156
       2,200   Henry Schein, Inc.*                                                                                115,148
       3,050   Hillenbrand Industries, Inc.                                                                       153,872
       4,110   ICN Pharmaceuticals, Inc.                                                                           68,884
       7,670   IDEC Pharmaceuticals Corporation*                                                                  260,780
       9,537   IVAX Corporation*                                                                                  170,235
       1,900   LifePoint Hospitals, Inc.*                                                                          39,786
       5,120   Lincare Holdings, Inc.*                                                                            161,331
      14,547   Millennium Pharmaceuticals, Inc.*                                                                  228,824
       9,065   Mylan Laboratories, Inc.                                                                           315,190
       4,920   Omnicare, Inc.                                                                                     166,247
       4,060   Oxford Health Plans, Inc.*                                                                         170,642
       1,800   PacifiCare Health Systems, Inc.*                                                                    88,794
       3,400   Patterson Dental Company*                                                                          154,292
       3,350   Perrigo Company                                                                                     52,394
       1,700   Pharmaceutical Resources, Inc.*                                                                     82,722
       4,560   Protein Design Labs, Inc.*                                                                          63,749
       4,150   Sepracor, Inc.*                                                                                     74,824
       5,800   Sicor, Inc.*                                                                                       117,972
       3,400   STERIS Corporation*                                                                                 78,506
       3,700   Triad Hospitals, Inc.*                                                                              91,834
       2,900   Universal Health Services, Inc.*                                                                   114,898
       3,400   Varian Medical Systems, Inc.*                                                                      195,738
       3,720   Vertex Pharmaceuticals, Inc.*                                                                       54,312
       2,440   VISX, Inc.*                                                                                         42,334
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                                5,523,580
=========================================================================================================================

Industrials (11.8%)
-------------------------------------------------------------------------------------------------------------------------
       3,630   AGCO Corporation*                                                                                   62,000
       2,330   Airborne, Inc.                                                                                      48,697
       1,240   Alaska Air Group, Inc.*                                                                             26,598
       2,060   Alexander & Baldwin, Inc.                                                                           54,652
       1,220   Banta Corporation                                                                                   39,491
       5,900   BISYS Group, Inc.*                                                                                 108,383
       2,660   Brink's Company                                                                                     38,756
       4,150   C.H. Robinson Worldwide, Inc.                                                                      147,574
       2,300   Career Education Corporation*                                                                      157,366
       1,570   Carlisle Companies, Inc.                                                                            66,191
       7,200   Ceridian Corporation*                                                                              122,184
       3,200   Certegy, Inc.*                                                                                      88,800
       3,880   CheckFree Corporation*                                                                             108,019
       4,286   ChoicePoint, Inc.*                                                                                 147,953
       2,430   CNF, Inc.                                                                                           61,673
       2,200   Corinthian Colleges, Inc.*                                                                         106,854
       2,470   CSG Systems International, Inc.*                                                                    34,901
       3,420   DeVry, Inc.*                                                                                        79,652
       2,200   Donaldson Company, Inc.                                                                             97,790
       5,810   DST Systems, Inc.*                                                                                 220,780
       3,720   Dun & Bradstreet Corporation*                                                                      152,892
       2,270   Dycom Industries, Inc.*                                                                             37,001
       1,800   Education Management Corporation*                                                                   95,724
       2,310   EGL, Inc.*                                                                                          35,112
       5,120   Expeditors International of Washington, Inc.                                                       177,357
       3,780   Fastenal Company                                                                                   128,293
       2,730   Flowserve Corporation*                                                                              53,699
       2,420   GATX Corporation                                                                                    39,567
       2,060   Granite Construction, Inc.                                                                          39,470
       2,050   Harsco Corporation                                                                                  73,902
       3,590   Herman Miller, Inc.                                                                                 72,554
       2,830   HON INDUSTRIES, Inc.                                                                                86,315
       1,910   J.B. Hunt Transport Services, Inc.*                                                                 72,102
       2,760   Jacobs Engineering Group, Inc.*                                                                    116,334
       1,720   Kelly Services, Inc.                                                                                40,334
       1,770   Kennametal, Inc.                                                                                    59,897
       1,840   Korn/Ferry International*                                                                           14,904
       4,700   L-3 Communications Holdings, Inc.*                                                                 204,403
       3,770   Manpower, Inc.                                                                                     139,829
       4,960   MPS Group, Inc.*                                                                                    34,125
       1,690   Nordson Corporation                                                                                 40,306
       1,700   Overseas Shipholding Group, Inc.                                                                    37,417
       2,430   Pentair, Inc.                                                                                       94,916
       2,640   Precision Castparts Corporation                                                                     82,104
       5,610   Quanta Services, Inc.*                                                                              39,831
       7,900   Republic Services, Inc.*                                                                           179,093
       2,155   Rollins, Inc.                                                                                       40,622
         500   Sequa Corporation*                                                                                  17,150
       3,020   Sotheby's Holdings, Inc.*                                                                           22,469
       3,860   SPX Corporation                                                                                    170,072
       2,000   Stericycle, Inc.*                                                                                   76,960
       4,060   Swift Transportation Company, Inc.*                                                                 75,597
       2,030   Sylvan Learning Systems, Inc.*                                                                      46,365
       1,940   Teleflex, Inc.                                                                                      82,547
       2,230   Trinity Industries, Inc.                                                                            41,277
       2,580   Valassis Communications, Inc.*                                                                      66,358
       4,320   Viad Corporation                                                                                    96,725
       3,100   Werner Enterprises, Inc.                                                                            65,720
       1,940   York International Corporation                                                                      45,396
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                                4,813,053
=========================================================================================================================

Information Technology (12.9%)
-------------------------------------------------------------------------------------------------------------------------
      17,700   3Com Corporation*                                                                                   82,836
       4,850   Activision, Inc.                                                                                    62,662
       4,190   Acxiom Corporation*                                                                                 63,227
       1,840   ADTRAN, Inc.*                                                                                       94,374
       4,110   Advanced Fibre Communications, Inc.*                                                                66,870
       1,500   Advent Software, Inc.*                                                                              25,365
       6,540   Affiliated Computer Services, Inc.*                                                                299,074
       1,590   AMETEK, Inc.                                                                                        58,274
       4,870   Arrow Electronics, Inc.*                                                                            74,219
       2,795   Ascential Software Corporation*                                                                     45,950
      23,020   Atmel Corporation*                                                                                  58,241
       5,820   Avnet, Inc.*                                                                                        73,798
       2,280   Avocent Corporation*                                                                                68,240
       1,210   Cabot Microelectonics Corporation*                                                                  61,069
      13,080   Cadence Design Systems, Inc.*                                                                      157,745
       2,850   CommScope, Inc.*                                                                                    27,075
       3,070   Credence Systems Corporation*                                                                       26,003
       3,600   Cree, Inc.*                                                                                         58,608
       6,160   Cypress Semiconductor Corporation*                                                                  73,920
       3,530   Diebold, Inc.                                                                                      152,672
       4,150   Energizer Holdings, Inc.*                                                                          130,310
       2,300   Fair Isaac Corporation                                                                             118,335
       5,700   Fairchild Semiconductor International, Inc.*                                                        72,903
       3,860   Gartner, Inc.*                                                                                      28,950
       3,300   Harris Corporation                                                                                  99,165
       2,930   Hubbell, Inc.                                                                                       96,983
       1,810   Imation Corporation                                                                                 68,454
       1,840   InFocus Corporation*                                                                                 8,685
       3,400   Integrated Circuit Systems, Inc.*                                                                  106,927
       5,040   Integrated Device Technology, Inc.*                                                                 55,692
       3,150   International Rectifier Corporation*                                                                84,483
       2,400   Internet Security Systems, Inc.*                                                                    34,776
       6,700   Intersil Corporation*                                                                              178,287
       4,260   Jack Henry & Associates, Inc.                                                                       75,785
       3,210   Keane, Inc.*                                                                                        43,752
       4,180   KEMET Corporation*                                                                                  42,218
       6,200   Lam Research Corporation*                                                                          112,902
       5,450   Lattice Semiconductor Corporation*                                                                  44,854
       5,670   Legato Systems, Inc.*                                                                               47,571
       2,400   LTX Corporation*                                                                                    20,688
       2,970   Macromedia, Inc.*                                                                                   62,489
       5,600   McDATA Corporation*                                                                                 82,152
       3,270   Mentor Graphics Corporation*                                                                        47,350
       4,450   Micrel, Inc.*                                                                                       46,236
       9,960   Microchip Technology, Inc.                                                                         245,315
       2,550   National Instruments Corporation*                                                                   96,339
       7,620   Network Associates, Inc.*                                                                           96,622
       1,890   Newport Corporation*                                                                                27,972
       3,100   Overture Services, Inc.*                                                                            56,203
       2,140   Plantronics, Inc.*                                                                                  46,374
       2,060   Plexus Corporation*                                                                                 23,752
       4,820   Polycom, Inc.*                                                                                      66,805
       3,160   Powerwave Technologies, Inc.*                                                                       19,813
       8,420   Quantum Corporation*                                                                                34,101
       2,620   Retek, Inc.*                                                                                        16,768
       3,280   Reynolds & Reynolds Company                                                                         93,677
       8,940   RF Micro Devices, Inc.*                                                                             53,819
       2,800   RSA Security, Inc.*                                                                                 30,100
       3,400   SanDisk Corporation*                                                                               137,190
       3,590   Semtech Corporation*                                                                                51,122
       2,400   Silicon Laboratories, Inc.*                                                                         63,936
       5,310   Storage Technology Corporation*                                                                    136,679
       4,580   Sybase, Inc.*                                                                                       63,708
       3,740   Synopsys, Inc.*                                                                                    231,319
       2,780   Tech Data Corporation*                                                                              74,254
         970   Tecumseh Products Company                                                                           37,161
       3,880   Titan Corporation*                                                                                  39,925
       1,720   Transaction Systems Architects, Inc.*                                                               15,411
       6,452   TriQuint Semiconductor, Inc.*                                                                       26,840
       1,700   Varian, Inc.*                                                                                       58,939
       7,820   Vishay Intertechnology, Inc.*                                                                      103,224
       3,850   Wind River Systems, Inc.*                                                                           14,668
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                     5,302,205
=========================================================================================================================

Materials (4.0%)
-------------------------------------------------------------------------------------------------------------------------
       3,490   Airgas, Inc.                                                                                        58,458
       5,250   AK Steel Holding Corporation*                                                                       19,005
       2,010   Albemarle Corporation                                                                               56,220
       2,600   Arch Coal, Inc.                                                                                     59,748
       2,740   Bowater, Inc.                                                                                      102,613
       2,990   Cabot Corporation                                                                                   85,813
       1,100   Carpenter Technology Corporation                                                                    17,160
       5,600   Crompton Corporation                                                                                39,480
       1,860   Cytec Industries, Inc.*                                                                             62,868
       2,000   Ferro Corporation                                                                                   45,060
       1,700   FMC Corporation*                                                                                    38,471
       2,080   Glatfelter Company                                                                                  30,680
       5,620   IMC Global, Inc.                                                                                    37,710
       2,460   Longview Fibre Company                                                                              20,172
       2,560   Lubrizol Corporation                                                                                79,334
       7,840   Lyondell Chemical Company                                                                          106,075
       2,420   Martin Marietta Materials, Inc.                                                                     81,336
         980   Minerals Technologies, Inc.                                                                         47,687
       2,800   Olin Corporation                                                                                    47,880
       5,100   Packaging Corporation of America*                                                                   93,993
       2,600   Peabody Energy Corporation                                                                          87,334
       1,400   Potlatch Corporation                                                                                36,050
       2,010   Rayonier, Inc.                                                                                      66,330
       5,600   RPM International, Inc.                                                                             77,000
       4,780   Sonoco Products Company                                                                            114,816
       2,480   Valspar Corporation                                                                                104,706
       2,450   Wausau-Mosinee Paper Corporation                                                                    27,440
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                  1,643,439
=========================================================================================================================

Utilities (6.9%)
-------------------------------------------------------------------------------------------------------------------------
       3,080   AGL Resources, Inc.                                                                                 78,355
       4,260   ALLETE, Inc.                                                                                       113,103
       4,500   Alliant Energy Corporation                                                                          85,635
       9,480   Aquila, Inc.                                                                                        24,458
       1,600   Black Hills Corporation                                                                             49,120
       6,130   DPL, Inc.                                                                                           97,712
       3,600   DQE, Inc.                                                                                           54,252
       7,150   Energy East Corporation                                                                            148,434
       3,100   Equitable Resources, Inc.                                                                          126,294
       3,350   Great Plains Energy, Inc.                                                                           96,748
       1,890   Hawaiian Electric Industries, Inc.                                                                  86,656
       1,830   IDACORP, Inc.                                                                                       48,038
       3,700   MDU Resources Group, Inc.                                                                          123,913
       4,000   National Fuel Gas Company                                                                          104,200
       6,470   Northeast Utilities Service Company                                                                108,308
       2,670   NSTAR                                                                                              121,618
       3,890   OGE Energy Corporation                                                                              83,129
       3,700   ONEOK, Inc.                                                                                         72,631
       8,343   Pepco Holdings, Inc.                                                                               159,852
       3,300   Philadelphia Suburban Corporation                                                                   80,454
       1,950   PNM Resources, Inc.                                                                                 52,162
       4,560   Puget Energy, Inc.                                                                                 108,847
       4,110   Questar Corporation                                                                                137,562
       5,430   SCANA Corporation                                                                                  186,140
       5,700   Sierra Pacific Resources*                                                                           33,858
       3,290   Vectren Corporation                                                                                 82,414
       3,520   Westar Energy, Inc.                                                                                 57,130
       2,410   WGL Holdings, Inc.                                                                                  64,347
       5,670   Wisconsin Energy Corporation                                                                       164,430
       1,600   WPS Resources Corporation                                                                           64,320
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                  2,814,120
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $35,985,634)                                                           39,232,680
=========================================================================================================================
      Shares   Short-Term Investments (4.2%)                            Interest Rate(b)  Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
   1,715,374   LB Series Fund Money Market Portfolio(c)                         0.805%              N/A        $1,715,374
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                 1,715,374
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $37,701,008)                                                           $40,948,054
=========================================================================================================================

  * Non-income producing security.

(a) The categories of investment are shown as a percentage of total investments.

(b) The interest rate shown reflects the yield.

(c) At June 30, 2003, $81,600 in cash was pledged as the
    initial margin deposit and $1,715,374 of the
    Short-Term Investments were earmarked as collateral
    to cover open financial futures contracts as follows:

                                                                                                  Notional
                             Number of         Expiration                      Market             Principal    Unrealized
  Type                       Contracts             Date          Position       Value              Amount         Loss
-------------------------------------------------------------------------------------------------------------------------

S&P 400 Mini Futures            36           September 2003        Long      $1,728,720          $1,762,850     $34,130

The accompanying notes to the financial statements
are an integral part of this schedule.

International Portfolio
Schedule of Investments as of June 30, 2003 (unaudited)(a)

      Shares   Common Stock (94.9%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------

Australia (1.7%)
-------------------------------------------------------------------------------------------------------------------------
     201,182   BHP Billiton, Ltd.                                                                              $1,165,725
-------------------------------------------------------------------------------------------------------------------------
               Total Australia                                                                                  1,165,725
=========================================================================================================================

Belgium (1.6%)
-------------------------------------------------------------------------------------------------------------------------
      60,803   Fortis (Amsterdam Exchange)                                                                      1,047,364
-------------------------------------------------------------------------------------------------------------------------
               Total Belgium                                                                                    1,047,364
=========================================================================================================================

France (12.7%)
-------------------------------------------------------------------------------------------------------------------------
      28,427   Accor SA                                                                                         1,028,308
      15,897   Aventis SA                                                                                         874,627
      28,431   Carrefour SA                                                                                     1,393,472
      24,800   France Telecom SA*                                                                                 608,323
      11,235   L'Oreal SA                                                                                         792,178
       5,865   Pernod-Richard SA                                                                                  523,324
      10,997   Pinault-Printemps-Redoute SA                                                                       828,437
      25,553   Suez SA                                                                                            406,712
      10,292   Total SA                                                                                         1,555,383
      16,800   Valeo SA                                                                                           582,637
-------------------------------------------------------------------------------------------------------------------------
               Total France                                                                                     8,593,401
=========================================================================================================================

Germany (6.0%)
-------------------------------------------------------------------------------------------------------------------------
      11,519   Allianz AG                                                                                         957,447
       6,588   Deutsche Boerse AG                                                                                 348,995
      27,482   Siemens AG                                                                                       1,348,221
      32,539   Volkswagen AG                                                                                    1,375,472
-------------------------------------------------------------------------------------------------------------------------
               Total Germany                                                                                    4,030,135
=========================================================================================================================

Hong Kong (2.4%)
-------------------------------------------------------------------------------------------------------------------------
     371,700   China Mobile (Hong Kong), Ltd.                                                                     877,044
     113,000   Sun Hung Kai Properties, Ltd.                                                                      570,934
      45,000   Swire Pacific Limited                                                                              196,779
-------------------------------------------------------------------------------------------------------------------------
               Total Hong Kong                                                                                  1,644,757
=========================================================================================================================

Italy (9.4%)
-------------------------------------------------------------------------------------------------------------------------
     411,565   Banca Intesa SpA                                                                                 1,316,272
     106,835   Eni SpA                                                                                          1,615,775
       5,763   Gucci Group NV                                                                                     564,774
     155,456   Mediaset SpA                                                                                     1,315,699
     172,734   Telecom Italia Mobile SpA                                                                          850,975
      74,167   Telecom Italia SpA                                                                                 671,148
-------------------------------------------------------------------------------------------------------------------------
               Total Italy                                                                                      6,334,643
=========================================================================================================================

Japan (13.9%)
-------------------------------------------------------------------------------------------------------------------------
      85,000   Bridgestone Corporation                                                                          1,153,862
      15,000   Canon, Inc.                                                                                        688,320
      26,400   Honda Motor Company                                                                              1,000,375
      24,000   Ito-Yokado Company, Ltd.                                                                           574,641
      21,200   JFE Holdings, Inc.                                                                                 317,801
     111,000   Matsushita Electric Industrial Company, Ltd.                                                     1,099,138
     206,200   Nissan Motor Company, Ltd.                                                                       1,971,415
         286   NTT DoCoMo, Inc.                                                                                   619,280
       9,200   ORIX Corporation                                                                                   508,749
       7,530   Rohm Company, Ltd.                                                                                 820,884
      17,500   Shin-Etsu Chemical Company, Ltd.                                                                   597,543
-------------------------------------------------------------------------------------------------------------------------
               Total Japan                                                                                      9,352,008
=========================================================================================================================

Mexico (2.3%)
-------------------------------------------------------------------------------------------------------------------------
      28,957   Cemex SA de CV ADR                                                                                 645,452
      18,461   Telefonos de Mexico SA de CV Class L ADR                                                           580,045
     116,629   Wal-Mart de Mexico SA de CV                                                                        344,718
-------------------------------------------------------------------------------------------------------------------------
               Total Mexico                                                                                     1,570,215
=========================================================================================================================

Netherlands (5.5%)
-------------------------------------------------------------------------------------------------------------------------
      63,910   Aegon NV                                                                                           639,983
      14,772   Heineken NV                                                                                        524,179
     112,286   Koninklijke (Royal) KPN NV                                                                         795,596
      56,891   VNU NV                                                                                           1,752,854
-------------------------------------------------------------------------------------------------------------------------
               Total Netherlands                                                                                3,712,612
=========================================================================================================================

Singapore (1.5%)
-------------------------------------------------------------------------------------------------------------------------
     147,000   United Overseas Bank, Ltd.                                                                       1,035,094
-------------------------------------------------------------------------------------------------------------------------
               Total Singapore                                                                                  1,035,094
=========================================================================================================================

South Korea (4.0%)
-------------------------------------------------------------------------------------------------------------------------
      12,560   Hyundia Motor Company, Ltd.                                                                        332,270
      11,809   Kookmin Bank ADR                                                                                   357,222
       4,770   Samsung Electronics Company, Ltd.                                                                1,417,622
       2,150   Shinsegae Company, Ltd.                                                                            335,684
      14,411   SK Telecom Company, Ltd. ADR                                                                       271,791
-------------------------------------------------------------------------------------------------------------------------
               Total South Korea                                                                                2,714,589
=========================================================================================================================

Spain (3.0%)
-------------------------------------------------------------------------------------------------------------------------
       7,295   Acerinox SA                                                                                        278,798
      62,639   Banco Bilbao Vizcaya Argentaria SA                                                                 658,184
      96,590   Telefonica SA                                                                                    1,121,411
-------------------------------------------------------------------------------------------------------------------------
               Total Spain                                                                                      2,058,393
=========================================================================================================================

Sweden (1.0%)
-------------------------------------------------------------------------------------------------------------------------
     163,024   TeliaSonera AB                                                                                     676,135
-------------------------------------------------------------------------------------------------------------------------
               Total Sweden                                                                                       676,135
=========================================================================================================================

Switzerland (2.8%)
-------------------------------------------------------------------------------------------------------------------------
      14,895   Adecco SA                                                                                          613,615
      23,629   Credit Suisse Group                                                                                621,908
      16,178   Novartis AG                                                                                        640,193
-------------------------------------------------------------------------------------------------------------------------
               Total Switzerland                                                                                1,875,716
=========================================================================================================================

Taiwan (0.7%)
-------------------------------------------------------------------------------------------------------------------------
      48,647   Taiwan Semiconductor Manufacturing Company, Ltd. ADR*                                              490,362
-------------------------------------------------------------------------------------------------------------------------
               Total Taiwan                                                                                       490,362
=========================================================================================================================

Thailand (0.2%)
-------------------------------------------------------------------------------------------------------------------------
     104,600   Bangkok Bank Public Company, Ltd.*                                                                 167,947
-------------------------------------------------------------------------------------------------------------------------
               Total Thailand                                                                                     167,947
=========================================================================================================================

Turkey (0.1%)
-------------------------------------------------------------------------------------------------------------------------
       1,920   Turkcell Iletisim Hizmetleri AS ADR                                                                 32,448
-------------------------------------------------------------------------------------------------------------------------
               Total Turkey                                                                                        32,448
=========================================================================================================================

United Kingdom (25.6%)
-------------------------------------------------------------------------------------------------------------------------
      40,062   AstraZeneca plc                                                                                  1,606,447
      92,556   BAA plc                                                                                            749,154
     267,272   BAE SYSTEMS plc                                                                                    628,486
     145,717   British Sky Broadcasting Group plc                                                               1,614,668
      81,502   Diageo plc                                                                                         870,162
      39,163   HBOS plc*                                                                                          506,986
     124,165   HSBC Holdings plc                                                                                1,467,032
      68,619   Imperial Tobacco Group plc                                                                       1,226,310
      64,057   InterContinental Hotels Group plc*                                                                 454,530
     320,799   Kingfisher plc                                                                                   1,467,682
     113,326   Marks and Spencer Group plc                                                                        590,473
      27,722   Mitchells & Butlers plc*                                                                           106,931
      40,711   Next plc                                                                                           689,601
     233,948   Northumbrian Water Limited*                                                                        445,891
     198,514   Reed Elsevier plc                                                                                1,651,826
      41,701   Royal Bank of Scotland Group plc                                                                 1,169,830
      96,509   Smith & Nephew plc*                                                                                554,608
     757,695   Vodafone Group plc                                                                               1,481,631
-------------------------------------------------------------------------------------------------------------------------
               Total United Kingdom                                                                            17,282,248
=========================================================================================================================

United States (0.5%)
-------------------------------------------------------------------------------------------------------------------------
      12,523   Autoliv, Inc.                                                                                      337,132
-------------------------------------------------------------------------------------------------------------------------
               Total United States                                                                                337,132
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $65,903,137)                                                           64,120,924
=========================================================================================================================
   Shares or
   Principal
      Amount   Short-Term Investments (5.1%)                            Interest Rate(b)  Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  $3,300,000   Federal National Mortgage Association                            0.750%         7/1/2003        $3,300,000
     115,179   SSgA Money Market Fund                                           0.790               N/A           115,179
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                 3,415,179
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $69,318,316)                                                           $67,536,103
=========================================================================================================================

  * Non-income producing security.

(a) The categories of investment are shown as a percentage of total investments.

(b) The interest rate shown reflects the current yieldor, for securities purchased at a discount, the discount rate at the date of purchase.

The accompanying notes to the financial statements
are an integral part of this schedule.

Capital Growth Portfolio
Schedule of Investments as of June 30, 2003 (unaudited)(a)

      Shares   Common Stock (93.1%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------

Communications Services (1.9%)
-------------------------------------------------------------------------------------------------------------------------
      50,400   SBC Communications, Inc.                                                                        $1,287,720
      15,200   Sprint Corporation (FON Group)                                                                     218,880
       7,600   Sprint PCS Group*                                                                                   43,700
      38,900   Verizon Communications, Inc.                                                                     1,534,605
-------------------------------------------------------------------------------------------------------------------------
               Total Communications Services                                                                    3,084,905
=========================================================================================================================

Consumer Discretionary (19.0%)
-------------------------------------------------------------------------------------------------------------------------
      24,032   Cablevision Systems Corporation Holdings*                                                          498,904
      11,800   Clear Channel Communications, Inc.*                                                                500,202
     174,200   Comcast Corporation*                                                                             5,022,186
     174,400   Cox Communications, Inc.*                                                                        5,563,360
      18,800   Family Dollar Stores, Inc.                                                                         717,220
      19,100   Gannett Company, Inc.                                                                            1,467,071
      77,900   Harley-Davidson, Inc.                                                                            3,105,094
      44,900   Home Depot, Inc.                                                                                 1,487,088
     196,600   Liberty Media Corporation*                                                                       2,272,696
      16,000   New York Times Company                                                                             728,000
      13,600   Starwood Hotels & Resorts Worldwide, Inc.                                                          388,824
     104,970   Tiffany & Company                                                                                3,430,420
      15,500   Tribune Company                                                                                    748,650
85,200         Wal-Mart Stores, Inc.                                                                            4,572,684
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                    30,502,399
=========================================================================================================================

Consumer Staples (10.6%)
-------------------------------------------------------------------------------------------------------------------------
      22,500   Alberto-Culver Company                                                                           1,149,750
      96,600   Altria Group, Inc.                                                                               4,389,504
       2,600   Corn Products International, Inc.                                                                   78,078
       8,108   Dean Foods Company                                                                                 255,402
      72,100   General Mills, Inc.                                                                              3,418,261
      21,500   Kimberly-Clark Corporation                                                                       1,121,010
     220,500   Walgreen Company                                                                                 6,637,050
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                          17,049,055
=========================================================================================================================

Energy (7.3%)
-------------------------------------------------------------------------------------------------------------------------
       7,376   Apache Corporation                                                                                 479,883
      19,900   Baker Hughes, Inc.                                                                                 668,043
      15,600   ChevronTexaco Corporation                                                                        1,126,320
      13,500   ConocoPhillips                                                                                     739,800
      83,300   EOG Resources, Inc.                                                                              3,485,272
     125,800   Exxon Mobil Corporation                                                                          4,517,478
       3,200   Nabors Industries, Ltd.*                                                                           126,560
       6,500   Noble Corporation*                                                                                $222,950
       6,800   Smith International, Inc.                                                                          249,832
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                    11,616,138
=========================================================================================================================

Financials (19.1%)
-------------------------------------------------------------------------------------------------------------------------
      44,000   AFLAC, Inc.                                                                                      1,353,000
      69,800   American Express Company                                                                         2,918,338
     112,500   American International Group, Inc.                                                               6,207,750
      35,100   Bank of America Corporation                                                                      2,773,953
      82,500   Citigroup, Inc.                                                                                  3,531,000
      39,700   Federal National Mortgage Corporation                                                            2,677,368
      84,000   J.P. Morgan Chase & Company                                                                      2,871,120
      83,400   MBNA Corporation                                                                                 1,738,056
      30,600   MGIC Investment Corporation                                                                      1,427,184
      41,900   Morgan Stanley and Company                                                                       1,791,225
      55,700   National City Corporation                                                                        1,821,947
      10,900   Northern Trust Corporation                                                                         455,511
      22,400   State Street Corporation                                                                           882,560
       3,543   Travelers Property Casualty Company, Class A                                                        56,334
       7,364   Travelers Property Casualty Company, Class B                                                       116,130
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                30,621,476
=========================================================================================================================

Health Care (13.6%)
-------------------------------------------------------------------------------------------------------------------------
       7,800   AmerisourceBergen Corporation                                                                      540,930
       7,300   Cardinal Health, Inc.                                                                              469,390
      73,900   Johnson & Johnson                                                                                3,820,630
      24,400   Medtronic, Inc.                                                                                  1,170,468
      87,500   Merck & Company, Inc.                                                                            5,298,125
     195,900   Pfizer, Inc.                                                                                     6,689,984
      38,100   Schering-Plough Corporation                                                                        708,660
      36,300   WellPoint Health Networks, Inc.*                                                                 3,060,090
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                               21,758,277
=========================================================================================================================

Industrials (8.1%)
-------------------------------------------------------------------------------------------------------------------------
       5,000   CNF, Inc.                                                                                          126,900
      22,000   Dover Corporation                                                                                  659,120
      73,100   First Data Corporation                                                                           3,029,264
     196,900   General Electric Company                                                                         5,647,092
      16,800   Global Payments, Inc.                                                                              596,400
      35,800   Herman Miller, Inc.                                                                                723,518
       8,500   PACCAR, Inc.                                                                                       574,260
      23,500   United Technologies Corporation                                                                  1,664,505
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                               13,021,059
=========================================================================================================================

Information Technology (12.7%)
-------------------------------------------------------------------------------------------------------------------------
     265,500   ADC Telecommunications, Inc.*                                                                      618,084
     103,500   Agere Systems, Inc.*                                                                               241,155
      29,700   Applied Materials, Inc.*                                                                           471,042
      12,000   Arrow Electronics, Inc.*                                                                           182,880
     130,500   Cisco Systems, Inc.*                                                                             2,178,045
      13,100   Computer Sciences Corporation*                                                                     499,372
      48,800   Dell Computer Corporation*                                                                       1,559,648
      39,500   EMC Corporation*                                                                                   413,565
      35,400   Hewlett-Packard Company                                                                            754,020
     121,200   Intel Corporation                                                                                2,519,021
      34,600   International Business Machines Corporation                                                      2,854,500
     202,000   Microsoft Corporation                                                                            5,173,220
      69,000   Motorola, Inc.                                                                                     650,670
     102,900   Oracle Corporation*                                                                              1,236,858
      62,400   Tellabs, Inc.*                                                                                     409,968
      32,700   Texas Instruments, Inc.                                                                            575,520
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                    20,337,568
=========================================================================================================================

Utilities (0.8%)
-------------------------------------------------------------------------------------------------------------------------
      86,100   Calpine Corporation*                                                                               568,260
      13,600   Entergy Corporation                                                                                717,808
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                  1,286,068
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $152,118,894)                                                         149,276,945
=========================================================================================================================
   Shares or
   Principal
      Amount   Short-Term Investments (6.9%)                            Interest Rate(b)  Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  $7,815,015   LB Series Fund Money Market Portfolio                            0.805%              N/A        $7,815,015
   3,300,000   Federal Home Loan Bank                                           0.800          7/1/2003         3,300,000
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                11,115,015
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $163,233,909)                                                         $160,391,960
=========================================================================================================================

  * Non-income producing security.

(a) The categories of investment are shown as a percentage of total investments.

(b) The interest rate shown reflects the yield or, for
    securities purchased at a discount, the discount rate
    at the date of purchase.

The accompanying notes to the financial statements
are an integral part of this schedule.

Large Company Index Portfolio
Schedule of Investments as of June 30, 2003 (unaudited)(a)

      Shares   Common Stock (97.9%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------

Communications Services (3.8%)
-------------------------------------------------------------------------------------------------------------------------
      20,300   ALLTEL Corporation                                                                                $978,866
      51,232   AT&T Corporation                                                                                   986,216
     176,841   AT&T Wireless Services, Inc.*                                                                    1,451,865
     120,500   BellSouth Corporation                                                                            3,208,915
       9,300   CenturyTel, Inc.                                                                                   324,105
      18,400   Citizens Communications Company*                                                                   237,176
      67,000   Nextel Communications, Inc.*                                                                     1,211,360
     110,572   Qwest Communications International, Inc.*                                                          528,534
     216,660   SBC Communications, Inc.                                                                         5,535,663
      58,600   Sprint Corporation (FON Group)                                                                     843,840
      66,700   Sprint PCS Group*                                                                                  383,525
     179,396   Verizon Communications, Inc.                                                                     7,077,172
-------------------------------------------------------------------------------------------------------------------------
               Total Communications Services                                                                   22,767,237
=========================================================================================================================

Consumer Discretionary (13.5%)
-------------------------------------------------------------------------------------------------------------------------
       4,200   American Greetings Corporation*                                                                     82,488
     293,350   AOL Time Warner, Inc.*                                                                           4,720,002
      18,300   Autonation, Inc.*                                                                                  287,676
       5,900   AutoZone, Inc.*                                                                                    448,223
      19,300   Bed Bath & Beyond, Inc.*                                                                           749,033
      21,050   Best Buy Company, Inc.*                                                                            924,516
       7,600   Big Lots, Inc.*                                                                                    114,304
       5,100   Black & Decker Corporation                                                                         221,595
       5,900   Brunswick Corporation                                                                              147,618
      41,000   Carnival Corporation                                                                             1,332,910
       4,100   Centex Corporation                                                                                 318,939
      13,500   Circuit City Stores, Inc. (Circuit City Group)                                                     118,800
      40,100   Clear Channel Communications, Inc.*                                                              1,699,839
     146,677   Comcast Corporation*                                                                             4,426,712
       4,700   Cooper Tire & Rubber Company                                                                        82,673
      29,800   Costco Wholesale Corporation*                                                                    1,090,680
       9,666   Dana Corporation                                                                                   111,739
      10,950   Darden Restaurants, Inc.                                                                           207,831
      36,494   Delphi Corporation                                                                                 314,943
       5,500   Dillard's, Inc.                                                                                     74,085
      21,715   Dollar General Corporation                                                                         396,516
       5,300   Dow Jones & Company, Inc.                                                                          228,059
      18,700   Eastman Kodak Company                                                                              511,445
      20,700   eBay, Inc.*                                                                                      2,156,526
      11,200   Family Dollar Stores, Inc.                                                                         427,280
      12,200   Federated Department Stores, Inc.                                                                  449,570
     119,300   Ford Motor Company                                                                               1,311,107
       9,500   Fortune Brands, Inc.                                                                               495,900
      17,500   Gannett Company, Inc.                                                                            1,344,175
      58,062   Gap, Inc.                                                                                        1,089,243
      36,600   General Motors Corporation                                                                       1,317,600
      11,400   Goodyear Tire & Rubber Company                                                                      59,850
      19,700   Harley-Davidson, Inc.                                                                              785,242
       7,200   Harrah's Entertainment, Inc.*                                                                      289,728
      11,250   Hasbro, Inc.                                                                                       196,762
      24,500   Hilton Hotels Corporation                                                                          313,355
     149,900   Home Depot, Inc.                                                                                 4,964,688
       5,600   International Game Technology*                                                                     573,048
      25,400   Interpublic Group of Companies, Inc.                                                               339,852
      17,500   J.C. Penney Company, Inc.                                                                          294,875
       5,800   Johnson Controls, Inc.                                                                             496,480
       8,300   Jones Apparel Group, Inc.*                                                                         242,858
       3,100   KB Home                                                                                            192,138
       5,400   Knight Ridder, Inc.                                                                                372,222
      22,100   Kohl's Corporation*                                                                              1,135,498
      12,500   Leggett & Platt, Inc.                                                                              256,250
      34,004   Limited Brands, Inc.                                                                               527,062
       7,000   Liz Claiborne, Inc.                                                                                246,750
      50,900   Lowe's Companies, Inc.                                                                           2,186,155
      15,100   Marriott International, Inc.                                                                       580,142
      28,650   Mattel, Inc.                                                                                       542,058
      18,800   May Department Stores Company                                                                      418,488
       5,100   Maytag Corporation                                                                                 124,542
      83,000   McDonald's Corporation                                                                           1,830,980
      12,500   McGraw-Hill Companies, Inc.                                                                        775,000
       3,200   Meredith Corporation                                                                               140,800
       9,800   New York Times Company                                                                             445,900
      17,873   Newell Rubbermaid, Inc.                                                                            500,444
      17,200   NIKE, Inc.                                                                                         920,028
       8,800   Nordstrom, Inc.                                                                                    171,776
      20,100   Office Depot, Inc.*                                                                                291,651
      12,300   Omnicom Group, Inc.                                                                                881,910
       4,000   Pulte Homes, Inc.                                                                                  246,640
      11,000   RadioShack Corporation                                                                             289,410
       3,900   Reebok International, Ltd.*                                                                        131,157
      20,000   Sears, Roebuck and Company                                                                         672,800
       9,600   Sherwin-Williams Company                                                                           258,048
       3,800   Snap-On, Inc.                                                                                      110,314
       5,600   Stanley Works                                                                                      154,560
      31,750   Staples, Inc.*                                                                                     582,612
      25,400   Starbucks Corporation*                                                                             622,808
      13,100   Starwood Hotels & Resorts Worldwide, Inc.                                                          374,529
      59,400   Target Corporation                                                                               2,247,696
       9,500   Tiffany & Company                                                                                  310,460
      33,300   TJX Companies, Inc.                                                                                627,372
      13,800   Toys 'R' Us, Inc.*                                                                                 167,256
      20,200   Tribune Company                                                                                    975,660
       3,800   Tupperware Corporation                                                                              54,568
      14,900   Univision Communications, Inc.*                                                                    452,960
       7,000   VF Corporation                                                                                     237,790
     114,544   Viacom, Inc.*                                                                                    5,000,991
       8,493   Visteon Corporation                                                                                 58,347
     285,700   Wal-Mart Stores, Inc.                                                                           15,333,519
     133,247   Walt Disney Company                                                                              2,631,628
       7,400   Wendy's International, Inc.                                                                        214,378
       4,500   Whirlpool Corporation                                                                              286,650
      19,040   Yum! Brands, Inc.*                                                                                 562,822
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                    80,903,534
=========================================================================================================================

Consumer Staples (8.7%)
-------------------------------------------------------------------------------------------------------------------------
       2,400   Adolph Coors Company                                                                               117,552
       3,800   Alberto-Culver Company                                                                             194,180
      23,877   Albertson's, Inc.                                                                                  458,438
     132,100   Altria Group, Inc.                                                                               6,002,624
      54,400   Anheuser-Busch Companies, Inc.                                                                   2,777,120
      41,968   Archer Daniels Midland Company                                                                     540,128
      15,300   Avon Products, Inc.                                                                                951,660
       4,000   Brown-Foreman Corporation                                                                          314,480
      26,800   Campbell Soup Company                                                                              656,600
      14,100   Clorox Company                                                                                     601,365
     160,700   Coca-Cola Company                                                                                7,458,087
      29,400   Coca-Cola Enterprises, Inc.                                                                        533,610
      35,100   Colgate-Palmolive Company                                                                        2,034,045
      35,000   ConAgra Foods, Inc.                                                                                826,000
      25,700   CVS Corporation                                                                                    720,371
      24,100   General Mills, Inc.                                                                              1,142,581
      66,600   Gillette Company                                                                                 2,121,876
      22,900   H.J. Heinz Company                                                                                 755,242
       8,600   Hershey Foods Corporation                                                                          599,076
      26,500   Kellogg Company                                                                                    910,805
      33,192   Kimberly-Clark Corporation                                                                       1,730,631
      49,200   Kroger Company*                                                                                    820,656
       9,100   McCormick & Company, Inc.                                                                          247,520
      16,989   Monsanto Company                                                                                   367,642
      17,800   Pepsi Bottling Group, Inc.                                                                         356,356
     112,070   PepsiCo, Inc.                                                                                    4,987,115
      84,500   Procter & Gamble Company                                                                         7,535,710
       5,500   R.J. Reynolds Tobacco Holdings, Inc.                                                               204,655
      28,700   Safeway, Inc.*                                                                                     587,202
      50,600   Sara Lee Corporation                                                                               951,786
       8,700   SUPERVALU, Inc.                                                                                    185,484
      42,400   SYSCO Corporation                                                                                1,273,696
      10,900   UST, Inc.                                                                                          381,827
      66,800   Walgreen Company                                                                                 2,010,680
      14,700   William Wrigley Jr. Company                                                                        826,581
       9,100   Winn-Dixie Stores, Inc.                                                                            112,021
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                          52,295,402
=========================================================================================================================

Energy (5.7%)
-------------------------------------------------------------------------------------------------------------------------
       5,900   Amerada Hess Corporation                                                                           290,162
      16,286   Anadarko Petroleum Corporation                                                                     724,238
      10,610   Apache Corporation                                                                                 690,287
       4,400   Ashland, Inc.                                                                                      134,992
      22,000   Baker Hughes, Inc.                                                                                 738,540
      10,300   BJ Services Company*                                                                               384,808
      13,135   Burlington Resources, Inc.                                                                         710,209
      69,723   ChevronTexaco Corporation                                                                        5,034,001
      44,240   ConocoPhillips                                                                                   2,424,352
      15,100   Devon Energy Corporation                                                                           806,340
       7,500   EOG Resources, Inc.                                                                                313,800
     435,708   Exxon Mobil Corporation                                                                         15,646,274
      28,500   Halliburton Company                                                                                655,500
       6,624   Kerr-McGee Corporation                                                                             296,755
      20,200   Marathon Oil Corporation                                                                           532,270
       9,500   Nabors Industries, Ltd.*                                                                           375,725
       8,700   Noble Corporation*                                                                                 298,410
      24,700   Occidental Petroleum Corporation                                                                   828,685
       6,100   Rowan Companies, Inc.*                                                                             136,640
      38,000   Schlumberger, Ltd.                                                                               1,807,660
       5,000   Sunoco, Inc.                                                                                       188,700
      20,811   Transocean, Inc.*                                                                                  457,218
      16,800   Unocal Corporation                                                                                 481,992
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                    33,957,558
=========================================================================================================================

Financials (20.0%)
-------------------------------------------------------------------------------------------------------------------------
      17,300   ACE, Ltd.                                                                                          593,217
      33,500   AFLAC, Inc.                                                                                      1,030,125
      45,882   Allstate Corporation                                                                             1,635,693
       7,000   Ambac Financial Group, Inc.                                                                        463,750
      84,600   American Express Company                                                                         3,537,126
     170,140   American International Group, Inc.                                                               9,388,325
      22,850   AmSouth Bancorporation                                                                             499,044
      20,325   Aon Corporation                                                                                    489,426
       6,100   Apartment Investment & Management                                                                  211,060
      97,789   Bank of America Corporation                                                                      7,728,265
      50,300   Bank of New York Company, Inc.                                                                   1,446,125
      74,553   BANK ONE Corporation                                                                             2,771,881
      30,700   BB&T Corporation                                                                                 1,053,010
       6,531   Bear Stearns Companies, Inc.                                                                       472,975
      14,800   Capital One Financial Corporation                                                                  727,864
      88,025   Charles Schwab Corporation                                                                         888,172
      14,711   Charter One Financial, Inc.                                                                        458,689
      12,100   Chubb Corporation                                                                                  726,000
      10,500   Cincinnati Financial Corporation                                                                   389,445
     335,839   Citigroup, Inc.                                                                                 14,373,909
      11,450   Comerica, Inc.                                                                                     532,425
       8,500   Countrywide Financial Corporation                                                                  591,345
      26,200   Equity Office Properties Trust                                                                     707,662
      17,800   Equity Residential                                                                                 461,910
      44,900   Federal Home Loan Mortgage Corporation                                                           2,279,573
      63,900   Federal National Mortgage Corporation                                                            4,309,416
       7,100   Federated Investors, Inc.                                                                          194,682
      37,494   Fifth Third Bancorp                                                                              2,149,906
       8,200   First Tennessee National Corporation                                                               360,062
      68,579   FleetBoston Financial Corporation                                                                2,037,482
      16,500   Franklin Resources, Inc.                                                                           644,655
      10,000   Golden West Financial Corporation                                                                  800,100
      30,700   Goldman Sachs Group, Inc.                                                                        2,571,125
      18,300   Hartford Financial Services Group, Inc.                                                            921,588
      14,871   Huntington Bancshares, Inc.                                                                        290,282
     132,448   J.P. Morgan Chase & Company                                                                      4,527,073
      15,600   Janus Capital Group, Inc.*                                                                         255,840
       9,300   Jefferson-Pilot Corporation                                                                        385,578
      18,800   John Hancock Financial Services, Inc.                                                              577,724
      27,600   Keycorp                                                                                            697,452
      15,800   Lehman Brothers Holdings, Inc.                                                                   1,050,384
      11,600   Lincoln National Corporation                                                                       413,308
      12,100   Loews Corporation                                                                                  572,209
      34,900   Marsh & McLennan Companies, Inc.                                                                 1,782,343
      14,800   Marshall & Ilsley Corporation                                                                      452,584
       9,350   MBIA, Inc.                                                                                         455,812
      83,302   MBNA Corporation                                                                                 1,736,014
      28,100   Mellon Financial Corporation                                                                       779,775
      60,700   Merrill Lynch & Company, Inc.                                                                    2,833,476
      49,600   MetLife, Inc.                                                                                    1,404,672
       6,400   MGIC Investment Corporation                                                                        298,496
       9,700   Moody's Corporation                                                                                511,287
      70,950   Morgan Stanley and Company                                                                       3,033,112
      39,900   National City Corporation                                                                        1,305,129
      10,200   North Fork Bancorporation, Inc.                                                                    347,412
      14,400   Northern Trust Corporation                                                                         601,776
      18,500   PNC Financial Services Group, Inc.                                                                 902,985
      21,300   Principal Financial Group, Inc.                                                                    686,925
      14,200   Progressive Corporation                                                                          1,038,020
      18,900   Providian Financial Corporation*                                                                   175,014
      35,800   Prudential Financial, Inc.                                                                       1,204,670
      14,500   Regions Financial Corporation                                                                      489,810
       9,000   SAFECO Corporation                                                                                 317,520
      12,300   Simon Property Group, Inc.                                                                         480,069
      29,900   SLM Corporation                                                                                  1,171,183
      22,200   SouthTrust Corporation                                                                             603,840
      14,846   St. Paul Companies, Inc.                                                                           542,027
      21,700   State Street Corporation                                                                           854,980
      18,300   SunTrust Banks, Inc.                                                                             1,085,922
      19,800   Synovus Financial Corporation                                                                      425,700
       7,934   T. Rowe Price Group, Inc.                                                                          299,508
       7,600   Torchmark Corporation                                                                              283,100
      65,648   Travelers Property Casualty Company                                                              1,035,269
     125,185   U.S. Bancorp                                                                                     3,067,032
      12,950   Union Planters Corporation                                                                         401,838
      18,724   UNUMProvident Corporation                                                                          251,089
      87,732   Wachovia Corporation                                                                             3,505,771
      60,743   Washington Mutual, Inc.                                                                          2,508,686
     109,300   Wells Fargo & Company                                                                            5,508,720
       8,900   XL Capital, Ltd.                                                                                   738,700
       5,900   Zions Bancorporation                                                                               298,599
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                               119,634,747
=========================================================================================================================

Health Care (14.4%)
-------------------------------------------------------------------------------------------------------------------------
     101,800   Abbott Laboratories                                                                              4,454,768
       9,949   Aetna, Inc.                                                                                        598,930
       8,500   Allergan, Inc.                                                                                     655,350
       7,200   AmerisourceBergen Corporation                                                                      499,320
      82,140   Amgen, Inc.*                                                                                     5,457,382
       9,000   Anthem, Inc.*                                                                                      694,350
      13,600   Applera Corporation                                                                                258,808
       3,500   Bausch & Lomb, Inc.                                                                                131,250
      39,000   Baxter International, Inc.                                                                       1,014,000
      16,600   Becton, Dickinson and Company                                                                      644,910
       9,700   Biogen, Inc.*                                                                                      368,600
      16,850   Biomet, Inc.                                                                                       482,921
      26,800   Boston Scientific Corporation*                                                                   1,637,480
     126,400   Bristol-Myers Squibb Company                                                                     3,431,760
       3,400   C.R. Bard, Inc.                                                                                    242,454
      29,175   Cardinal Health, Inc.                                                                            1,875,952
      12,200   Chiron Corporation*                                                                                533,384
       9,200   CIGNA Corporation                                                                                  431,848
      73,300   Eli Lilly and Company                                                                            5,055,501
      23,700   Forest Laboratories, Inc.                                                                        1,297,575
      14,100   Genzyme Corporation*                                                                               589,380
      20,200   Guidant Corporation                                                                                896,678
      33,400   HCA, Inc.                                                                                        1,070,136
      15,500   Health Management Associates, Inc.                                                                 285,975
      10,500   Humana, Inc.*                                                                                      158,550
     193,640   Johnson & Johnson                                                                               10,011,188
      15,700   King Pharmaceuticals, Inc.*                                                                        231,732
       5,800   Manor Care, Inc.*                                                                                  145,058
      18,842   McKesson Corporation                                                                               673,413
      16,400   MedImmune, Inc.*                                                                                   596,468
      79,600   Medtronic, Inc.                                                                                  3,818,412
     146,300   Merck & Company, Inc.                                                                            8,858,465
     514,953   Pfizer, Inc.                                                                                    17,585,645
       6,900   Quest Diagnostics, Inc.*                                                                           440,220
       7,700   Quintiles Transnational Corporation*                                                               109,263
      95,800   Schering-Plough Corporation                                                                      1,781,880
      11,742   St. Jude Medical, Inc.                                                                             675,165
      13,000   Stryker Corporation                                                                                901,810
      30,400   Tenet Healthcare Corporation                                                                       354,160
      38,700   UnitedHealth Group, Inc.                                                                         1,944,675
       7,000   Watson Pharmaceuticals, Inc.*                                                                      282,590
       9,500   WellPoint Health Networks, Inc.*                                                                   800,850
      86,600   Wyeth Corporation                                                                                3,944,630
      12,850   Zimmer Holdings, Inc.*                                                                             578,892
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                               86,501,778
=========================================================================================================================

Industrials (10.9%)
-------------------------------------------------------------------------------------------------------------------------
      25,500   3M Company                                                                                       3,288,990
      13,600   Allied Waste Industries, Inc.*                                                                     136,680
       4,700   American Standard Companies, Inc.*                                                                 347,471
      11,400   Apollo Group, Inc.*                                                                                704,064
      39,000   Automatic Data Processing, Inc.                                                                  1,320,540
       7,200   Avery Dennison Corporation                                                                         361,440
      54,860   Boeing Company                                                                                   1,882,795
      24,292   Burlington Northern Santa Fe Corporation                                                           690,864
      22,500   Caterpillar, Inc.                                                                                1,252,350
      66,360   Cendant Corporation*                                                                             1,215,715
      11,100   Cintas Corporation                                                                                 393,384
      31,700   Concord EFS, Inc.*                                                                                 466,624
       9,600   Convergys Corporation*                                                                             153,600
       3,850   Crane Company                                                                                       87,126
      13,900   CSX Corporation                                                                                    418,251
       2,700   Cummins, Inc.                                                                                       96,903
      10,000   Danaher Corporation                                                                                680,500
      15,600   Deere & Company                                                                                    712,920
       8,000   Delta Air Lines, Inc.                                                                              117,440
       3,600   Deluxe Corporation                                                                                 161,280
      13,200   Dover Corporation                                                                                  395,472
       4,900   Eaton Corporation                                                                                  385,189
       9,200   Equifax, Inc.                                                                                      239,200
      19,460   FedEx Corporation                                                                                1,207,104
      48,800   First Data Corporation                                                                           2,022,272
      12,600   Fiserv, Inc.*                                                                                      448,686
       5,300   Fluor Corporation                                                                                  178,292
      12,900   General Dynamics Corporation                                                                       935,250
     651,900   General Electric Company                                                                        18,696,497
      11,300   Genuine Parts Company                                                                              361,713
       7,600   Goodrich Corporation                                                                               159,600
      11,700   H&R Block, Inc.                                                                                    506,025
      55,975   Honeywell International, Inc.                                                                    1,502,929
      20,100   Illinois Tool Works, Inc.                                                                        1,323,585
      15,800   IMS Health, Inc.                                                                                   284,242
      11,050   Ingersoll-Rand Company                                                                             522,886
       6,000   ITT Industries, Inc.                                                                               392,760
      29,400   Lockheed Martin Corporation                                                                      1,398,558
      31,100   Masco Corporation                                                                                  741,735
       4,200   McDermott International, Inc.*                                                                      26,586
       7,200   Monster Worldwide, Inc.*                                                                           142,056
       4,400   Navistar International Corporation*                                                                143,572
      25,400   Norfolk Southern Corporation                                                                       487,680
      11,999   Northrop Grumman Corporation                                                                     1,035,394
       7,600   PACCAR, Inc.                                                                                       513,456
       8,000   Pall Corporation                                                                                   180,000
       7,750   Parker Hannifin Corporation                                                                        325,422
      24,500   Paychex, Inc.                                                                                      718,095
      15,300   Pitney Bowes, Inc.                                                                                 587,673
       7,400   R.R. Donnelley & Sons Company                                                                      193,436
      26,800   Raytheon Company                                                                                   880,112
      11,000   Robert Half International, Inc.*                                                                   208,340
      11,600   Rockwell Collins, Inc.                                                                             285,708
       4,100   Ryder System, Inc.                                                                                 105,042
       9,349   Sabre Holdings Corporation                                                                         230,453
      50,800   Southwest Airlines Company                                                                         873,760
       8,800   Textron, Inc.                                                                                      343,376
     130,207   Tyco International, Ltd.                                                                         2,471,329
      16,600   Union Pacific Corporation                                                                          963,132
      73,400   United Parcel Service, Inc., Class B                                                             4,675,580
      30,500   United Technologies Corporation                                                                  2,160,315
       6,000   W.W. Grainger, Inc.                                                                                280,560
      38,499   Waste Management, Inc.                                                                             927,441
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                               64,949,450
=========================================================================================================================

Information Technology (15.3%)
-------------------------------------------------------------------------------------------------------------------------
      52,300   ADC Telecommunications, Inc.*                                                                      121,754
      15,100   Adobe Systems, Inc.                                                                                484,257
      22,500   Advanced Micro Devices, Inc.*                                                                      144,225
      30,715   Agilent Technologies, Inc.*                                                                        600,478
      24,900   Altera Corporation*                                                                                408,360
      12,800   American Power Conversion Corporation*                                                             199,552
      23,800   Analog Devices, Inc.*                                                                              828,716
       6,375   Andrew Corporation*                                                                                 58,650
      23,800   Apple Computer, Inc.*                                                                              455,056
     108,100   Applied Materials, Inc.*                                                                         1,714,466
      19,800   Applied Micro Circuits Corporation*                                                                119,790
       7,200   Autodesk, Inc.                                                                                     116,352
      24,776   Avaya, Inc.*                                                                                       160,053
      15,200   BMC Software, Inc.*                                                                                248,216
      18,200   Broadcom Corporation*                                                                              453,362
      30,700   CIENA Corporation*                                                                                 159,333
     457,800   Cisco Systems, Inc.*                                                                             7,640,682
      10,700   Citrix Systems, Inc.*                                                                              217,852
      37,712   Computer Associates International, Inc.                                                            840,223
      12,200   Computer Sciences Corporation*                                                                     465,064
      24,600   Compuware Corporation*                                                                             141,942
      12,200   Comverse Technology, Inc.*                                                                         183,366
       6,100   Cooper Industries, Ltd.                                                                            251,930
      82,500   Corning, Inc.*                                                                                     609,675
     167,500   Dell Computer Corporation*                                                                       5,353,300
       9,500   Electronic Arts, Inc.*                                                                             702,905
      31,200   Electronic Data Systems Corporation                                                                669,240
     142,586   EMC Corporation*                                                                                 1,492,875
      27,500   Emerson Electric Company                                                                         1,405,250
      21,100   Gateway, Inc.*                                                                                      77,015
     199,086   Hewlett-Packard Company                                                                          4,240,532
     426,200   Intel Corporation                                                                                8,858,141
     112,700   International Business Machines Corporation                                                      9,297,750
      13,400   Intuit, Inc.*                                                                                      596,702
      12,900   Jabil Circuit, Inc.*                                                                               285,090
      93,200   JDS Uniphase Corporation*                                                                          327,132
      12,400   KLA-Tencor Corporation*                                                                            576,476
       8,300   Lexmark International, Inc.*                                                                       587,391
      20,400   Linear Technology Corporation                                                                      657,084
      24,400   LSI Logic Corporation*                                                                             172,752
     269,822   Lucent Technologies, Inc.*                                                                         547,739
      21,200   Maxim Integrated Products, Inc.                                                                    724,828
       5,600   Mercury Interactive Corporation*                                                                   216,216
      39,700   Micron Technology, Inc.*                                                                           461,711
     700,300   Microsoft Corporation                                                                           17,934,683
       3,200   Millipore Corporation*                                                                             141,984
      12,400   Molex, Inc.                                                                                        334,676
     150,990   Motorola, Inc.                                                                                   1,423,836
      11,900   National Semiconductor Corporation*                                                                234,668
       6,200   NCR Corporation*                                                                                   158,844
      22,100   Network Appliance, Inc.*                                                                           358,241
      24,000   Novell, Inc.*                                                                                       73,920
       9,800   Novellus Systems, Inc.*                                                                            358,886
      10,300   NVIDIA Corporation*                                                                                237,003
     341,948   Oracle Corporation*                                                                              4,110,215
      17,200   Parametric Technology Corporation*                                                                  52,460
      20,600   PeopleSoft, Inc.*                                                                                  362,354
       8,200   PerkinElmer, Inc.                                                                                  113,242
      11,000   PMC-Sierra, Inc.*                                                                                  129,030
       5,300   Power-One, Inc.*                                                                                    37,895
       6,100   QLogic Corporation*                                                                                294,813
      51,500   QUALCOMM, Inc.                                                                                   1,841,125
      12,100   Rockwell Automation, Inc.                                                                          288,464
      33,200   Sanmina-SCI Corporation*                                                                           209,492
       9,700   Scientific-Atlanta, Inc.                                                                           231,248
      31,900   Siebel Systems, Inc.*                                                                              304,326
      54,100   Solectron Corporation*                                                                             202,334
     210,600   Sun Microsystems, Inc.*                                                                            968,760
      18,500   SunGard Data Systems, Inc.*                                                                        479,335
       9,600   Symantec Corporation*                                                                              421,056
      15,000   Symbol Technologies, Inc.                                                                          195,150
       5,500   Tektronix, Inc.*                                                                                   118,800
      26,800   Tellabs, Inc.*                                                                                     176,076
      12,000   Teradyne, Inc.*                                                                                    207,720
     112,800   Texas Instruments, Inc.                                                                          1,985,280
      10,500   Thermo Electron Corporation*                                                                       220,710
       3,800   Thomas & Betts Corporation*                                                                         54,910
      21,300   Unisys Corporation*                                                                                261,564
      27,000   VERITAS Software Corporation*                                                                      774,090
       8,100   Waters Corporation*                                                                                235,953
      50,900   Xerox Corporation*                                                                                 539,031
      22,000   Xilinx, Inc.*                                                                                      556,820
      39,300   Yahoo!, Inc.*                                                                                    1,287,468
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                    91,789,945
=========================================================================================================================

Materials (2.6%)
-------------------------------------------------------------------------------------------------------------------------
      14,800   Air Products and Chemicals, Inc.                                                                   615,680
      55,064   Alcoa, Inc.                                                                                      1,404,132
       5,269   Allegheny Technologies, Inc.                                                                        34,775
       3,700   Ball Corporation                                                                                   168,387
       3,500   Bemis Company, Inc.                                                                                163,800
       3,800   Boise Cascade Corporation                                                                           90,820
      59,693   Dow Chemical Company                                                                             1,848,095
      65,011   E.I. du Pont de Nemours and Company                                                              2,707,058
       5,000   Eastman Chemical Company                                                                           158,350
      17,100   Ecolab, Inc.                                                                                       437,760
       8,200   Engelhard Corporation                                                                              203,114
       9,500   Freeport-McMoRan Copper & Gold, Inc.                                                               232,750
      16,324   Georgia-Pacific Corporation                                                                        309,340
       3,200   Great Lakes Chemical Corporation                                                                    65,280
       7,100   Hercules, Inc.*                                                                                     70,290
       6,100   International Flavors and Fragrances, Inc.                                                         194,773
      31,271   International Paper Company                                                                      1,117,313
       6,800   Louisiana-Pacific Corporation*                                                                      73,712
      13,081   Meadwestvaco Corporation                                                                           323,101
      26,248   Newmont Mining Corporation                                                                         852,010
       5,100   Nucor Corporation                                                                                  249,135
      10,400   Pactiv Corporation*                                                                                204,984
       5,770   Phelps Dodge Corporation*                                                                          221,222
      11,900   Plum Creek Timber Company, Inc.                                                                    308,805
      11,100   PPG Industries, Inc.                                                                               563,214
      10,600   Praxair, Inc.                                                                                      637,060
      14,513   Rohm and Haas Company                                                                              450,338
       5,476   Sealed Air Corporation*                                                                            260,986
       4,600   Sigma-Aldrich Corporation                                                                          249,228
       3,500   Temple-Inland, Inc.                                                                                150,185
       6,700   United States Steel Corporation                                                                    109,679
       6,600   Vulcan Materials Company                                                                           244,662
      14,300   Weyerhaeuser Company                                                                               772,200
       5,600   Worthington Industries, Inc.                                                                        75,040
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                 15,567,278
=========================================================================================================================

Utilities (3.0%)
-------------------------------------------------------------------------------------------------------------------------
      39,900   AES Corporation*                                                                                   253,365
       8,100   Allegheny Energy, Inc.                                                                              68,445
      10,500   Ameren Corporation                                                                                 463,050
      25,760   American Electric Power Company, Inc.                                                              768,421
      24,800   Calpine Corporation*                                                                               163,680
      19,873   CenterPoint Energy, Inc.                                                                           161,965
      11,500   CINergy Corporation                                                                                423,085
       9,300   CMS Energy Corporation                                                                              75,330
      14,600   Consolidated Edison, Inc.                                                                          631,888
      10,800   Constellation Energy Group, Inc.                                                                   370,440
      20,247   Dominion Resources, Inc.                                                                         1,301,275
      11,000   DTE Energy Company                                                                                 425,040
      58,716   Duke Energy Corporation                                                                          1,171,384
      24,300   Dynegy, Inc.*                                                                                      102,060
      21,200   Edison International*                                                                              348,316
      39,018   El Paso Corporation                                                                                315,265
      14,700   Entergy Corporation                                                                                775,866
      21,212   Exelon Corporation                                                                               1,268,690
      19,400   FirstEnergy Corporation                                                                            745,930
      12,000   FPL Group, Inc.                                                                                    802,200
      10,300   KeySpan Corporation                                                                                365,135
       8,000   Kinder Morgan, Inc.                                                                                437,200
      26,357   Mirant Corporation(b)                                                                               76,435
       2,900   Nicor, Inc.                                                                                        107,619
      17,109   NiSource, Inc.                                                                                     325,071
      26,700   Pacific Gas & Electric Company*                                                                    564,705
       2,400   Peoples Energy Corporation                                                                         102,936
       6,000   Pinnacle West Capital Corporation                                                                  224,700
      11,000   PPL Corporation                                                                                    473,000
      15,720   Progress Energy, Inc.                                                                              690,108
      14,700   Public Service Enterprise Group, Inc.                                                              621,075
      13,475   Sempra Energy                                                                                      384,442
      47,100   Southern Company                                                                                 1,467,636
      11,500   TECO Energy, Inc.                                                                                  137,885
      21,017   TXU Corporation                                                                                    471,832
      33,700   Williams Companies, Inc.                                                                           266,230
      26,005   Xcel Energy, Inc.                                                                                  391,115
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                 17,742,819
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $605,624,221)                                                         586,109,748
=========================================================================================================================
   Shares or
   Principal
      Amount   Short-Term Investments (2.1%)                         Interest Rate(c)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
$2,300,000     Falcon Asset Securitization Corporation(d)                       1.101%        7/11/2003        $2,299,297
 6,934,078     LB Series Fund Money Market Portfolio(d)                         0.805               N/A         6,934,078
 3,450,000     Starfish Global Funding, LLC(d)                                  1.021         7/18/2003         3,448,338
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                12,681,713
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $618,305,934)                                                         $598,791,461
=========================================================================================================================

  * Non-income producing security.

(a) The categories of investment are shown as a percentage of total investments.

(b) Non-income producing and in bankruptcy.

(c) The interest rate shown reflects the yield or, for
    securities purchased at a discount, the discount rate
    at the date of purchase.

(d) At June 30, 2003, $741,000 in cash was pledged as the
    initial margin deposit and $12,681,713 of the
    Short-Term Investments were earmarked as collateral
    to cover open financial futures contracts as follows:

                                                                                                  Notional
                             Number of         Expiration                                        Principal    Unrealized
  Type                       Contracts             Date          Position       Value              Amount         Gain
-------------------------------------------------------------------------------------------------------------------------

S&P 500 Futures                 53           September 2003        Long      $12,896,225        $13,313,718     $417,493

The accompanying notes to the financial statements
are an integral part of this schedule.

Real Estate Securities Portfolio
Schedule of Investments as of June 30, 2003 (unaudited)(a)

      Shares   Common Stock (88.9%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------

Consumer Discretionary (2.0%)
-------------------------------------------------------------------------------------------------------------------------
       6,700   Hilton Hotels Corporation                                                                          $85,693
       6,750   Starwood Hotels & Resorts Worldwide, Inc.                                                          192,982
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                       278,675
=========================================================================================================================

Financials (86.1%)
-------------------------------------------------------------------------------------------------------------------------
       2,200   Alexandria Real Estate Equities, Inc.                                                               99,000
       8,000   AMB Property Corporation                                                                           225,360
         250   American Financial Realty Trust                                                                      3,728
       6,950   Apartment Investment & Management                                                                  240,470
      11,000   Archstone-Smith Trust                                                                              264,000
       4,250   Arden Realty Group, Inc.                                                                           110,288
       5,650   AvalonBay Communities, Inc.                                                                        240,916
         900   Bedford Property Investors, Inc.                                                                    25,560
       8,650   Boston Properties, Inc.                                                                            378,870
       1,800   Brandywine Realty Trust                                                                             44,316
       2,600   BRE Properties, Inc.                                                                                86,320
       7,550   Brookfield Properties Corporation                                                                  160,438
       4,500   Camden Property Trust                                                                              157,275
       1,000   Capital Automotive REIT                                                                             27,990
       7,800   CarrAmerica Realty Corporation                                                                     216,918
       6,950   Catellus Development Corporation*                                                                  152,900
       6,450   CBL & Associates Properties, Inc.                                                                  277,350
       1,900   CenterPoint Properties Trust                                                                       116,375
       5,200   Chelsea Property Group, Inc.                                                                       209,612
       1,050   Colonial Properties Trust                                                                           36,950
       1,500   Commercial Net Lease Realty, Inc.                                                                   25,860
       2,200   Corporate Office Properties Trust                                                                   37,246
       1,250   Cousins Properties, Inc.                                                                            34,875
       4,850   Crescent Real Estate Equities Company                                                               80,558
       8,800   Developers Diversified Realty Corporation                                                          250,272
       7,700   Duke Realty Corporation                                                                            212,135
       3,000   Eastgroup Properties, Inc.                                                                          81,000
       1,900   Entertainment Properties Trust                                                                      54,625
      19,850   Equity Office Properties Trust                                                                     536,148
       1,600   Equity One, Inc.                                                                                    26,240
      12,650   Equity Residential                                                                                 328,268
       1,200   Essex Property Trust, Inc.                                                                          68,700
       3,400   Federal Realty Investment Trust                                                                    108,800
       3,600   FelCor Lodging Trust, Inc.                                                                          28,260
       2,900   First Industrial Realty Trust, Inc.                                                                 91,640
         800   Forest City Enterprises                                                                             33,160
       9,700   General Growth Properties, Inc.                                                                    605,668
       5,700   Glenborough Realty Trust, Inc.                                                                     109,155
       1,200   Glimcher Realty Trust                                                                               26,880
       1,100   Health Care Property Investors, Inc.                                                                46,585
         700   Health Care REIT, Inc.                                                                              21,350
       1,300   Healthcare Realty Trust, Inc.                                                                       37,895
         700   Heritage Property Investment Trust                                                                  18,956
       2,800   Highwoods Properties, Inc.                                                                          62,440
       2,700   Home Properties of New York, Inc.                                                                   95,148
       2,700   Hospitality Properties Trust                                                                        84,375
      17,200   Host Marriott Corporation*                                                                         157,380
      10,100   HRPT Properties Trust                                                                               92,920
       3,300   Innkeepers USA Trust                                                                                22,440
       4,100   iStar Financial, Inc.                                                                              149,650
       4,400   Keystone Property Trust                                                                             81,444
       1,400   Kilroy Realty Corporation                                                                           38,500
       4,900   Kimco Realty Corporation                                                                           185,710
       2,950   Lexington Corporate Properties, Inc.                                                                52,215
       6,400   Liberty Property Trust                                                                             221,440
       8,050   Macerich Company                                                                                   282,796
       4,300   Mack-Cali Realty Corporation                                                                       156,434
       2,200   Manufactured Home Communities, Inc.                                                                 77,242
       5,700   MeriStar Hospitality Corporation                                                                    29,298
       2,650   Mills Corporation                                                                                   88,908
       1,000   Nationwise Health Properties, Inc.                                                                  15,930
       2,500   New Plan Excel Realty Trust, Inc.                                                                   53,375
       3,900   Pan Pacific Retail Properties, Inc.                                                                153,465
       1,000   Parkway Properties, Inc.                                                                            42,050
       1,800   Post Properties, Inc.                                                                               47,700
       3,800   Prentiss Properties Trust                                                                          113,962
      22,900   ProLogis Trust                                                                                     625,170
       2,700   PS Business Parks, Inc.                                                                             95,310
       6,100   Public Storage, Inc.                                                                               206,607
       1,400   Ramco-Gershenson Properties Trust                                                                   32,620
       1,100   Realty Income Corporation                                                                           41,888
       6,800   Reckson Associates Realty Corporation                                                              141,848
       2,700   Regency Centers Corporation                                                                         94,446
       8,250   Rouse Company                                                                                      314,325
       1,200   Senior Housing Property Trust                                                                       16,272
       2,100   Shurgard Storage Centers, Inc.                                                                      69,468
      18,950   Simon Property Group, Inc.                                                                         739,618
       7,100   SL Green Realty Corporation                                                                        247,719
       1,200   Sovran Self Storage, Inc.                                                                           37,800
       1,350   St. Joe Company                                                                                     42,120
       1,300   Summit Properties, Inc.                                                                             26,845
       1,450   Sun Communities, Inc.                                                                               56,985
         700   Tanger Factory Outlet Centers, Inc.                                                                 23,156
       5,700   Taubman Centers, Inc.                                                                              109,212
       8,150   Trizec Properties, Inc.                                                                             92,666
      10,700   United Dominion Realty Trust, Inc.                                                                 184,254
       3,300   US Restaurant Properties, Inc.                                                                      51,810
       4,500   Ventas, Inc.                                                                                        68,175
       8,600   Vornado Realty Trust                                                                               374,959
       2,200   Weingarten Realty Investors                                                                         92,180
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                12,029,187
=========================================================================================================================

Industrials (0.4%)
-------------------------------------------------------------------------------------------------------------------------
       3,150   Cendant Corporation*                                                                                57,708
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                                   57,708
=========================================================================================================================

Materials (0.4%)
-------------------------------------------------------------------------------------------------------------------------
       2,000   Plum Creek Timber Company, Inc.                                                                     51,900
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                     51,900
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $12,045,254)                                                           12,417,470
=========================================================================================================================
   Shares or
   Principal
      Amount   Short-Term Investments (11.1%)                           Interest Rate(b)  Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  $1,545,000   Federal Home Loan Bank                                           0.800%         7/1/2003        $1,545,000
       1,228   SSgA Money Market Fund                                           0.790               N/A             1,228
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                 1,546,228
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $13,591,482)                                                           $13,963,698
=========================================================================================================================

  * Non-income producing security.

(a) The categories of investment are shown as a percentage of total investments.

(b) The interest rate shown reflects the yield or, for
    securities purchased at a discount, the discount rate
    at the date of purchase.

The accompanying notes to the financial statements
are an integral part of this schedule.

Balanced Portfolio
Schedule of Investments as of June 30, 2003 (unaudited)(a)

      Shares   Common Stock (57.1%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------

Communications Services (2.2%)
-------------------------------------------------------------------------------------------------------------------------
      13,400   ALLTEL Corporation                                                                                $646,148
      33,813   AT&T Corporation(b)                                                                                650,900
     116,572   AT&T Wireless Services, Inc.*                                                                      957,056
      79,400   BellSouth Corporation                                                                            2,114,422
       6,150   CenturyTel, Inc.                                                                                   214,328
      12,100   Citizens Communications Company*                                                                   155,969
      44,200   Nextel Communications, Inc.*                                                                       799,136
      72,918   Qwest Communications International, Inc.*                                                          348,548
     142,862   SBC Communications, Inc.                                                                         3,650,124
      38,600   Sprint Corporation (FON Group)                                                                     555,840
      44,000   Sprint PCS Group*                                                                                  253,000
     118,270   Verizon Communications, Inc.                                                                     4,665,752
-------------------------------------------------------------------------------------------------------------------------
               Total Communications Services                                                                   15,011,223
=========================================================================================================================

Consumer Discretionary (7.9%)
-------------------------------------------------------------------------------------------------------------------------
       2,800   American Greetings Corporation*                                                                     54,992
     193,350   AOL Time Warner, Inc.*                                                                           3,111,002
      12,100   Autonation, Inc.*                                                                                  190,212
       3,900   AutoZone, Inc.*                                                                                    296,283
      12,700   Bed Bath & Beyond, Inc.*                                                                           492,887
      13,850   Best Buy Company, Inc.*                                                                            608,292
       5,000   Big Lots, Inc.*                                                                                     75,200
       3,300   Black & Decker Corporation                                                                         143,385
       3,900   Brunswick Corporation                                                                               97,578
      27,000   Carnival Corporation                                                                               877,770
       2,700   Centex Corporation                                                                                 210,033
       8,900   Circuit City Stores, Inc. (Circuit City Group)                                                      78,320
      26,400   Clear Channel Communications, Inc.*                                                              1,119,096
      96,677   Comcast Corporation*                                                                             2,917,712
       3,100   Cooper Tire & Rubber Company                                                                        54,529
      19,600   Costco Wholesale Corporation*                                                                      717,360
       6,379   Dana Corporation                                                                                    73,741
       7,200   Darden Restaurants, Inc.                                                                           136,656
      24,076   Delphi Corporation                                                                                 207,776
       3,600   Dillard's, Inc.                                                                                     48,492
      14,322   Dollar General Corporation                                                                         261,520
       3,500   Dow Jones & Company, Inc.                                                                          150,605
      12,300   Eastman Kodak Company                                                                              336,405
      13,700   eBay, Inc.*                                                                                      1,427,266
       7,400   Family Dollar Stores, Inc.                                                                         282,310
       8,100   Federated Department Stores, Inc.                                                                  298,485
      78,700   Ford Motor Company                                                                                 864,913
       6,300   Fortune Brands, Inc.                                                                               328,860
      11,600   Gannett Company, Inc.                                                                              890,996
      38,300   Gap, Inc.                                                                                          718,508
      24,100   General Motors Corporation                                                                         867,600
       7,500   Goodyear Tire & Rubber Company                                                                      39,375
      13,000   Harley-Davidson, Inc.                                                                              518,180
       4,700   Harrah's Entertainment, Inc.*                                                                      189,128
       7,400   Hasbro, Inc.                                                                                       129,426
      16,200   Hilton Hotels Corporation                                                                          207,198
      98,800   Home Depot, Inc.                                                                                 3,272,256
       3,700   International Game Technology*                                                                     378,621
      16,700   Interpublic Group of Companies, Inc.                                                               223,446
      11,500   J.C. Penney Company, Inc.                                                                          193,775
       3,900   Johnson Controls, Inc.                                                                             333,840
       5,500   Jones Apparel Group, Inc.*                                                                         160,930
       2,100   KB Home                                                                                            130,158
       3,500   Knight Ridder, Inc.                                                                                241,255
      14,600   Kohl's Corporation*                                                                                750,148
       8,300   Leggett & Platt, Inc.                                                                              170,150
      22,362   Limited Brands, Inc.                                                                               346,611
       4,600   Liz Claiborne, Inc.                                                                                162,150
      33,500   Lowe's Companies, Inc.                                                                           1,438,825
      10,000   Marriott International, Inc.                                                                       384,200
      18,825   Mattel, Inc.                                                                                       356,169
      12,400   May Department Stores Company                                                                      276,024
       3,300   Maytag Corporation                                                                                  80,586
      54,700   McDonald's Corporation                                                                           1,206,682
       8,200   McGraw-Hill Companies, Inc.                                                                        508,400
       2,100   Meredith Corporation                                                                                92,400
       6,500   New York Times Company                                                                             295,750
      11,826   Newell Rubbermaid, Inc.                                                                            331,128
      11,400   NIKE, Inc.                                                                                         609,786
       5,800   Nordstrom, Inc.                                                                                    113,216
      13,200   Office Depot, Inc.*                                                                                191,532
       8,100   Omnicom Group, Inc.                                                                                580,770
       2,600   Pulte Homes, Inc.                                                                                  160,316
       7,200   RadioShack Corporation                                                                             189,432
       2,500   Reebok International, Ltd.*                                                                         84,075
      13,200   Sears, Roebuck and Company                                                                         444,048
       6,300   Sherwin-Williams Company                                                                           169,344
       2,500   Snap-On, Inc.                                                                                       72,575
       3,700   Stanley Works                                                                                      102,120
      20,900   Staples, Inc.*                                                                                     383,515
      16,800   Starbucks Corporation*                                                                             411,936
       8,600   Starwood Hotels & Resorts Worldwide, Inc.                                                          245,874
      39,200   Target Corporation(b)                                                                            1,483,328
       6,200   Tiffany & Company                                                                                  202,616
      21,900   TJX Companies, Inc.                                                                                412,596
       9,100   Toys 'R' Us, Inc.*                                                                                 110,292
      13,300   Tribune Company                                                                                    642,390
       2,500   Tupperware Corporation                                                                              35,900
       9,800   Univision Communications, Inc.*                                                                    297,920
       4,600   VF Corporation                                                                                     156,262
      75,525   Viacom, Inc.*                                                                                    3,297,422
       5,556   Visteon Corporation                                                                                 38,170
     188,400   Wal-Mart Stores, Inc.                                                                           10,111,428
      87,887   Walt Disney Company                                                                              1,735,768
       4,900   Wendy's International, Inc.                                                                        141,953
       3,000   Whirlpool Corporation                                                                              191,100
      12,560   Yum! Brands, Inc.*                                                                                 371,274
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                    53,342,553
=========================================================================================================================

Consumer Staples (5.1%)
-------------------------------------------------------------------------------------------------------------------------
       1,600   Adolph Coors Company                                                                                78,368
       2,500   Alberto-Culver Company                                                                             127,750
      15,722   Albertson's, Inc.                                                                                  301,862
      87,100   Altria Group, Inc.                                                                               3,957,824
      35,900   Anheuser-Busch Companies, Inc.                                                                   1,832,695
      27,641   Archer Daniels Midland Company                                                                     355,740
      10,100   Avon Products, Inc.                                                                                628,220
       2,600   Brown-Foreman Corporation, Class B                                                                 204,412
      17,600   Campbell Soup Company                                                                              431,200
       9,300   Clorox Company                                                                                     396,645
     106,000   Coca-Cola Company                                                                                4,919,460
      19,400   Coca-Cola Enterprises, Inc.                                                                        352,110
      23,200   Colgate-Palmolive Company                                                                        1,344,440
      23,100   ConAgra Foods, Inc.                                                                                545,160
      16,900   CVS Corporation                                                                                    473,707
      15,900   General Mills, Inc.(b)                                                                             753,819
      43,900   Gillette Company(b)                                                                              1,398,654
      15,150   H.J. Heinz Company                                                                                 499,647
       5,700   Hershey Foods Corporation                                                                          397,062
      17,500   Kellogg Company                                                                                    601,475
      21,880   Kimberly-Clark Corporation                                                                       1,140,823
      32,400   Kroger Company*                                                                                    540,432
       6,000   McCormick & Company, Inc.                                                                          163,200
      11,233   Monsanto Company                                                                                   243,082
      11,800   Pepsi Bottling Group, Inc.                                                                         236,236
      73,920   PepsiCo, Inc.                                                                                    3,289,440
      55,700   Procter & Gamble Company                                                                         4,967,326
       3,600   R.J. Reynolds Tobacco Holdings, Inc.                                                               133,956
      18,900   Safeway, Inc.*                                                                                     386,694
      33,400   Sara Lee Corporation                                                                               628,254
       5,700   SUPERVALU, Inc.                                                                                    121,524
      27,900   SYSCO Corporation                                                                                  838,116
       7,200   UST, Inc.                                                                                          252,216
      44,100   Walgreen Company                                                                                 1,327,410
       9,700   William Wrigley Jr. Company                                                                        545,431
       6,000   Winn-Dixie Stores, Inc.                                                                             73,860
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                          34,488,250
=========================================================================================================================

Energy (3.3%)
-------------------------------------------------------------------------------------------------------------------------
       3,900   Amerada Hess Corporation                                                                           191,802
      10,718   Anadarko Petroleum Corporation                                                                     476,629
       6,934   Apache Corporation                                                                                 451,126
       2,900   Ashland, Inc.                                                                                       88,972
      14,520   Baker Hughes, Inc.                                                                                 487,436
       6,800   BJ Services Company*                                                                               254,048
       8,667   Burlington Resources, Inc.                                                                         468,625
      45,948   ChevronTexaco Corporation                                                                        3,317,446
      29,240   ConocoPhillips                                                                                   1,602,352
       9,900   Devon Energy Corporation                                                                           528,660
       4,900   EOG Resources, Inc.                                                                                205,016
     287,272   Exxon Mobil Corporation                                                                         10,315,938
      18,800   Halliburton Company                                                                                432,400
       4,380   Kerr-McGee Corporation                                                                             196,224
      13,300   Marathon Oil Corporation                                                                           350,455
       6,300   Nabors Industries, Ltd.*                                                                           249,165
       5,700   Noble Corporation*                                                                                 195,510
      16,300   Occidental Petroleum Corporation                                                                   546,865
       4,000   Rowan Companies, Inc.*                                                                              89,600
      25,100   Schlumberger, Ltd.                                                                               1,194,007
       3,300   Sunoco, Inc.                                                                                       124,542
      13,736   Transocean, Inc.*                                                                                  301,780
      11,100   Unocal Corporation                                                                                 318,459
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                    22,387,057
=========================================================================================================================

Financials (11.7%)
-------------------------------------------------------------------------------------------------------------------------
      11,400   ACE, Ltd.                                                                                          390,906
      22,100   AFLAC, Inc.                                                                                        679,575
      30,296   Allstate Corporation                                                                             1,080,052
       4,550   Ambac Financial Group, Inc.                                                                        301,438
      55,800   American Express Company                                                                         2,332,998
     112,202   American International Group, Inc.(b)                                                            6,191,306
      15,100   AmSouth Bancorporation                                                                             329,784
      13,450   Aon Corporation                                                                                    323,876
       4,000   Apartment Investment & Management                                                                  138,400
      64,485   Bank of America Corporation                                                                      5,096,250
      33,200   Bank of New York Company, Inc.                                                                     954,500
      49,132   BANK ONE Corporation(b)                                                                          1,826,728
      20,300   BB&T Corporation                                                                                   696,290
       4,278   Bear Stearns Companies, Inc.                                                                       309,813
       9,800   Capital One Financial Corporation                                                                  481,964
      58,025   Charles Schwab Corporation                                                                         585,472
       9,662   Charter One Financial, Inc.                                                                        301,261
       8,000   Chubb Corporation                                                                                  480,000
       6,900   Cincinnati Financial Corporation                                                                   255,921
     221,489   Citigroup, Inc.                                                                                  9,479,729
       7,500   Comerica, Inc.                                                                                     348,750
       5,600   Countrywide Financial Corporation                                                                  389,592
      17,300   Equity Office Properties Trust                                                                     467,273
      11,700   Equity Residential                                                                                 303,615
      29,600   Federal Home Loan Mortgage Corporation                                                           1,502,792
      42,200   Federal National Mortgage Corporation                                                            2,845,968
       4,700   Federated Investors, Inc.                                                                          128,874
      24,716   Fifth Third Bancorp                                                                              1,417,215
       5,400   First Tennessee National Corporation                                                               237,114
      45,259   FleetBoston Financial Corporation                                                                1,344,645
      10,900   Franklin Resources, Inc.                                                                           425,863
       6,600   Golden West Financial Corporation                                                                  528,066
      20,200   Goldman Sachs Group, Inc.                                                                        1,691,750
      12,000   Hartford Financial Services Group, Inc.                                                            604,320
       9,816   Huntington Bancshares, Inc.                                                                        191,608
      87,360   J.P. Morgan Chase & Company                                                                      2,985,965
      10,200   Janus Capital Group, Inc.*                                                                         167,280
       6,100   Jefferson-Pilot Corporation                                                                        252,906
      12,400   John Hancock Financial Services, Inc.                                                              381,052
      18,200   Keycorp                                                                                            459,914
      10,500   Lehman Brothers Holdings, Inc.                                                                     698,040
       7,600   Lincoln National Corporation                                                                       270,788
       8,000   Loews Corporation                                                                                  378,320
      23,000   Marsh & McLennan Companies, Inc.                                                                 1,174,610
       9,700   Marshall & Ilsley Corporation                                                                      296,626
       6,200   MBIA, Inc.                                                                                         302,250
      54,905   MBNA Corporation                                                                                 1,144,220
      18,500   Mellon Financial Corporation                                                                       513,375
      40,000   Merrill Lynch & Company, Inc.                                                                    1,867,200
      32,700   MetLife, Inc.                                                                                      926,064
       4,300   MGIC Investment Corporation                                                                        200,552
       6,400   Moody's Corporation                                                                                337,344
      46,790   Morgan Stanley and Company                                                                       2,000,272
      26,300   National City Corporation                                                                          860,273
       6,700   North Fork Bancorporation, Inc.                                                                    228,202
       9,500   Northern Trust Corporation                                                                         397,005
      12,200   PNC Financial Services Group, Inc.                                                                 595,482
      14,100   Principal Financial Group, Inc.                                                                    454,725
       9,400   Progressive Corporation                                                                            687,140
      12,400   Providian Financial Corporation*                                                                   114,824
      23,600   Prudential Financial, Inc.                                                                         794,140
       9,500   Regions Financial Corporation                                                                      320,910
       5,900   SAFECO Corporation                                                                                 208,152
       8,100   Simon Property Group, Inc.                                                                         316,143
      19,700   SLM Corporation                                                                                    771,649
      14,600   SouthTrust Corporation                                                                             397,120
       9,822   St. Paul Companies, Inc.                                                                           358,601
      14,300   State Street Corporation                                                                           563,420
      12,100   SunTrust Banks, Inc.                                                                               718,014
      13,050   Synovus Financial Corporation                                                                      280,575
       5,200   T. Rowe Price Group, Inc.                                                                          196,300
       5,000   Torchmark Corporation                                                                              186,250
      43,218   Travelers Property Casualty Company                                                                681,548
      82,521   U.S. Bancorp                                                                                     2,021,764
       8,500   Union Planters Corporation                                                                         263,755
      12,358   UNUMProvident Corporation                                                                          165,721
      57,910   Wachovia Corporation                                                                             2,314,084
      40,075   Washington Mutual, Inc.                                                                          1,655,098
      72,060   Wells Fargo & Company                                                                            3,631,824
       5,900   XL Capital, Ltd.                                                                                   489,700
       3,900   Zions Bancorporation                                                                               197,379
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                78,890,284
=========================================================================================================================

Health Care (8.4%)
-------------------------------------------------------------------------------------------------------------------------
      67,200   Abbott Laboratories(b)                                                                           2,940,672
       6,514   Aetna, Inc.(b)                                                                                     392,143
       5,600   Allergan, Inc.(b)                                                                                  431,760
       4,800   AmerisourceBergen Corporation                                                                      332,880
      54,152   Amgen, Inc.*                                                                                     3,597,859
       6,000   Anthem, Inc.*                                                                                      462,900
       8,900   Applera Corporation                                                                                169,367
       2,300   Bausch & Lomb, Inc.                                                                                 86,250
      25,700   Baxter International, Inc.                                                                         668,200
      11,000   Becton, Dickinson and Company                                                                      427,350
       6,400   Biogen, Inc.*                                                                                      243,200
      11,050   Biomet, Inc.                                                                                       316,693
      17,700   Boston Scientific Corporation*                                                                   1,081,470
      83,400   Bristol-Myers Squibb Company                                                                     2,264,310
       2,300   C.R. Bard, Inc.                                                                                    164,013
      19,175   Cardinal Health, Inc.                                                                            1,232,952
       8,000   Chiron Corporation*                                                                                349,760
       6,000   CIGNA Corporation                                                                                  281,640
      48,400   Eli Lilly and Company                                                                            3,338,148
      15,600   Forest Laboratories, Inc.                                                                          854,100
       9,300   Genzyme Corporation*                                                                               388,740
      13,300   Guidant Corporation                                                                                590,387
      21,950   HCA, Inc.                                                                                          703,278
      10,200   Health Management Associates, Inc.                                                                 188,190
       6,900   Humana, Inc.*                                                                                      104,190
     127,706   Johnson & Johnson                                                                                6,602,400
      10,333   King Pharmaceuticals, Inc.*                                                                        152,515
       3,800   Manor Care, Inc.*                                                                                   95,038
      12,480   McKesson Corporation                                                                               446,035
      10,800   MedImmune, Inc.*                                                                                   392,796
      52,500   Medtronic, Inc.                                                                                  2,518,425
      96,500   Merck & Company, Inc.                                                                            5,843,075
     339,651   Pfizer, Inc.                                                                                    11,599,082
       4,600   Quest Diagnostics, Inc.*                                                                           293,480
       5,000   Quintiles Transnational Corporation*                                                                70,950
      63,100   Schering-Plough Corporation                                                                      1,173,660
       7,790   St. Jude Medical, Inc.                                                                             447,925
       8,600   Stryker Corporation                                                                                596,582
      20,050   Tenet Healthcare Corporation                                                                       233,582
      25,500   UnitedHealth Group, Inc.                                                                         1,281,375
       4,600   Watson Pharmaceuticals, Inc.*                                                                      185,702
       6,300   WellPoint Health Networks, Inc.*                                                                   531,090
      57,100   Wyeth Corporation                                                                                2,600,905
       8,490   Zimmer Holdings, Inc.*                                                                             382,474
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                               57,057,543
=========================================================================================================================

Industrials (6.3%)
-------------------------------------------------------------------------------------------------------------------------
      16,800   3M Company                                                                                       2,166,864
       8,900   Allied Waste Industries, Inc.*                                                                      89,445
       3,100   American Standard Companies, Inc.*                                                                 229,183
       7,600   Apollo Group, Inc.*(b)                                                                             469,376
      25,700   Automatic Data Processing, Inc.                                                                    870,202
       4,800   Avery Dennison Corporation                                                                         240,960
      36,128   Boeing Company                                                                                   1,239,913
      15,992   Burlington Northern Santa Fe Corporation                                                           454,812
      14,800   Caterpillar, Inc.(b)                                                                               823,768
      43,760   Cendant Corporation*                                                                               801,683
       7,300   Cintas Corporation                                                                                 258,712
      20,900   Concord EFS, Inc.*                                                                                 307,648
       6,300   Convergys Corporation*                                                                             100,800
       2,550   Crane Company                                                                                       57,706
       9,200   CSX Corporation                                                                                    276,828
       1,800   Cummins, Inc.                                                                                       64,602
       6,600   Danaher Corporation                                                                                449,130
      10,300   Deere & Company                                                                                    470,710
       5,300   Delta Air Lines, Inc.                                                                               77,804
       2,400   Deluxe Corporation                                                                                 107,520
       8,700   Dover Corporation                                                                                  260,652
       3,200   Eaton Corporation                                                                                  251,552
       6,000   Equifax, Inc.                                                                                      156,000
      12,840   FedEx Corporation                                                                                  796,465
      32,200   First Data Corporation                                                                           1,334,368
       8,350   Fiserv, Inc.*                                                                                      297,344
       3,500   Fluor Corporation                                                                                  117,740
       8,500   General Dynamics Corporation                                                                       616,250
     429,900   General Electric Company                                                                        12,329,532
       7,500   Genuine Parts Company                                                                              240,075
       5,000   Goodrich Corporation                                                                               105,000
       7,700   H&R Block, Inc.                                                                                    333,025
      36,837   Honeywell International, Inc.                                                                      989,073
      13,300   Illinois Tool Works, Inc.                                                                          875,805
      10,400   IMS Health, Inc.                                                                                   187,096
       7,300   Ingersoll-Rand Company                                                                             345,436
       4,000   ITT Industries, Inc.                                                                               261,840
      19,400   Lockheed Martin Corporation                                                                        922,858
      20,500   Masco Corporation                                                                                  488,925
       2,800   McDermott International, Inc.*                                                                      17,724
       4,800   Monster Worldwide, Inc.*                                                                            94,704
       2,900   Navistar International Corporation*                                                                 94,627
      16,700   Norfolk Southern Corporation                                                                       320,640
       7,853   Northrop Grumman Corporation                                                                       677,635
       5,000   PACCAR, Inc.                                                                                       337,800
       5,300   Pall Corporation                                                                                   119,250
       5,100   Parker Hannifin Corporation                                                                        214,149
      16,150   Paychex, Inc.                                                                                      473,356
      10,100   Pitney Bowes, Inc.                                                                                 387,941
       4,800   R.R. Donnelley & Sons Company                                                                      125,472
      17,700   Raytheon Company                                                                                   581,268
       7,300   Robert Half International, Inc.*                                                                   138,262
       7,600   Rockwell Collins, Inc.                                                                             187,188
       2,700   Ryder System, Inc.                                                                                  69,174
       6,185   Sabre Holdings Corporation                                                                         152,460
      33,480   Southwest Airlines Company                                                                         575,856
       5,800   Textron, Inc.                                                                                      226,316
      85,863   Tyco International, Ltd.                                                                         1,629,680
      10,900   Union Pacific Corporation                                                                          632,418
      48,400   United Parcel Service, Inc., Class B                                                             3,083,080
      20,200   United Technologies Corporation                                                                  1,430,766
       3,900   W.W. Grainger, Inc.                                                                                182,364
      25,430   Waste Management, Inc.                                                                             612,609
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                               42,831,441
=========================================================================================================================

Information Technology (9.0%)
-------------------------------------------------------------------------------------------------------------------------
      34,400   ADC Telecommunications, Inc.*                                                                       80,083
      10,000   Adobe Systems, Inc.                                                                                320,700
      14,800   Advanced Micro Devices, Inc.*                                                                       94,868
      20,263   Agilent Technologies, Inc.*                                                                        396,142
      16,400   Altera Corporation*                                                                                268,960
       8,400   American Power Conversion Corporation*                                                             130,956
      15,700   Analog Devices, Inc.*                                                                              546,674
       4,200   Andrew Corporation*                                                                                 38,640
      15,700   Apple Computer, Inc.*(b)                                                                           300,184
      71,200   Applied Materials, Inc.*                                                                         1,129,232
      13,000   Applied Micro Circuits Corporation*                                                                 78,650
       4,800   Autodesk, Inc.                                                                                      77,568
      16,339   Avaya, Inc.*                                                                                       105,550
      10,000   BMC Software, Inc.*                                                                                163,300
      12,000   Broadcom Corporation*                                                                              298,920
      20,200   CIENA Corporation*                                                                                 104,838
     301,900   Cisco Systems, Inc.*                                                                             5,038,711
       7,100   Citrix Systems, Inc.*                                                                              144,556
      24,875   Computer Associates International, Inc.                                                            554,215
       8,100   Computer Sciences Corporation*                                                                     308,772
      16,200   Compuware Corporation*                                                                              93,474
       8,000   Comverse Technology, Inc.*                                                                         120,240
       4,000   Cooper Industries, Ltd.                                                                            165,200
      54,400   Corning, Inc.*                                                                                     402,016
     110,500   Dell Computer Corporation*                                                                       3,531,580
       6,300   Electronic Arts, Inc.*                                                                             466,137
      20,500   Electronic Data Systems Corporation                                                                439,725
      94,024   EMC Corporation*                                                                                   984,431
      18,100   Emerson Electric Company                                                                           924,910
      13,900   Gateway, Inc.*                                                                                      50,735
     131,261   Hewlett-Packard Company                                                                          2,795,859
     281,000   Intel Corporation                                                                                5,840,304
      74,400   International Business Machines Corporation                                                      6,138,000
       8,800   Intuit, Inc.*                                                                                      391,864
       8,500   Jabil Circuit, Inc.*                                                                               187,850
      61,500   JDS Uniphase Corporation*                                                                          215,865
       8,200   KLA-Tencor Corporation*                                                                            381,218
       5,500   Lexmark International, Inc.*                                                                       389,235
      13,500   Linear Technology Corporation                                                                      434,835
      16,100   LSI Logic Corporation*                                                                             113,988
     177,875   Lucent Technologies, Inc.*                                                                         361,086
      14,000   Maxim Integrated Products, Inc.                                                                    478,660
       3,700   Mercury Interactive Corporation*                                                                   142,857
      26,100   Micron Technology, Inc.*                                                                           303,543
     461,800   Microsoft Corporation                                                                           11,826,698
       2,100   Millipore Corporation*                                                                              93,177
       8,250   Molex, Inc.                                                                                        222,668
      99,521   Motorola, Inc.                                                                                     938,483
       7,800   National Semiconductor Corporation*                                                                153,816
       4,100   NCR Corporation*                                                                                   105,042
      14,500   Network Appliance, Inc.*                                                                           235,045
      15,800   Novell, Inc.*                                                                                       48,664
       6,400   Novellus Systems, Inc.*                                                                            234,374
       6,800   NVIDIA Corporation*                                                                                156,468
     225,500   Oracle Corporation*                                                                              2,710,510
      11,300   Parametric Technology Corporation*                                                                  34,465
      13,600   PeopleSoft, Inc.*                                                                                  239,224
       5,400   PerkinElmer, Inc.                                                                                   74,574
       7,200   PMC-Sierra, Inc.*                                                                                   84,456
       3,500   Power-One, Inc.*                                                                                    25,025
       4,000   QLogic Corporation*                                                                                193,320
      34,000   QUALCOMM, Inc.                                                                                   1,215,500
       7,900   Rockwell Automation, Inc.                                                                          188,336
      21,900   Sanmina-SCI Corporation*                                                                           138,189
       6,400   Scientific-Atlanta, Inc.                                                                           152,576
      21,000   Siebel Systems, Inc.*                                                                              200,340
      35,600   Solectron Corporation*                                                                             133,144
     138,900   Sun Microsystems, Inc.*                                                                            638,940
      12,200   SunGard Data Systems, Inc.*                                                                        316,102
       6,400   Symantec Corporation*                                                                              280,704
       9,900   Symbol Technologies, Inc.                                                                          128,799
       3,600   Tektronix, Inc.*                                                                                    77,760
      17,700   Tellabs, Inc.*                                                                                     116,289
       7,900   Teradyne, Inc.*                                                                                    136,749
      74,300   Texas Instruments, Inc.                                                                          1,307,680
       6,900   Thermo Electron Corporation*                                                                       145,038
       2,500   Thomas & Betts Corporation*                                                                         36,125
      14,000   Unisys Corporation*                                                                                171,920
      17,800   VERITAS Software Corporation*                                                                      510,326
       5,300   Waters Corporation*                                                                                154,389
      33,600   Xerox Corporation*                                                                                 355,824
      14,500   Xilinx, Inc.*                                                                                      366,995
      25,900   Yahoo!, Inc.*                                                                                      848,484
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                    60,531,349
=========================================================================================================================

Materials (1.5%)
-------------------------------------------------------------------------------------------------------------------------
       9,800   Air Products and Chemicals, Inc.                                                                   407,680
      36,364   Alcoa, Inc.                                                                                        927,282
       3,481   Allegheny Technologies, Inc.                                                                        22,975
       2,500   Ball Corporation                                                                                   113,775
       2,300   Bemis Company, Inc.                                                                                107,640
       2,500   Boise Cascade Corporation                                                                           59,750
      39,377   Dow Chemical Company                                                                             1,219,112
      42,819   E.I. du Pont de Nemours and Company(b)                                                           1,782,983
       3,300   Eastman Chemical Company                                                                           104,511
      11,300   Ecolab, Inc.                                                                                       289,280
       5,350   Engelhard Corporation                                                                              132,520
       6,200   Freeport-McMoRan Copper & Gold, Inc.                                                               151,900
      10,683   Georgia-Pacific Corporation                                                                        202,443
       2,100   Great Lakes Chemical Corporation                                                                    42,840
       4,700   Hercules, Inc.*                                                                                     46,530
       4,000   International Flavors and Fragrances, Inc.                                                         127,720
      20,621   International Paper Company                                                                        736,788
       4,400   Louisiana-Pacific Corporation*                                                                      47,696
       8,580   Meadwestvaco Corporation                                                                           211,926
      17,317   Newmont Mining Corporation                                                                         562,110
       3,400   Nucor Corporation                                                                                  166,090
       6,800   Pactiv Corporation*                                                                                134,028
       3,820   Phelps Dodge Corporation*                                                                          146,459
       7,800   Plum Creek Timber Company, Inc.                                                                    202,410
       7,300   PPG Industries, Inc.                                                                               370,402
       7,000   Praxair, Inc.                                                                                      420,700
       9,511   Rohm and Haas Company                                                                              295,126
       3,664   Sealed Air Corporation*                                                                            174,626
       3,100   Sigma-Aldrich Corporation                                                                          167,958
       2,300   Temple-Inland, Inc.                                                                                 98,693
       4,400   United States Steel Corporation                                                                     72,028
       4,400   Vulcan Materials Company                                                                           163,108
       9,400   Weyerhaeuser Company                                                                               507,600
       3,600   Worthington Industries, Inc.                                                                        48,240
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                 10,264,929
=========================================================================================================================

Utilities (1.7%)
-------------------------------------------------------------------------------------------------------------------------
      26,300   AES Corporation*                                                                                   167,005
       5,400   Allegheny Energy, Inc.                                                                              45,630
       6,900   Ameren Corporation                                                                                 304,290
      16,940   American Electric Power Company, Inc.                                                              505,320
      16,300   Calpine Corporation*                                                                               107,580
      13,124   CenterPoint Energy, Inc.                                                                           106,961
       7,600   CINergy Corporation                                                                                279,604
       6,100   CMS Energy Corporation                                                                              49,410
       9,600   Consolidated Edison, Inc.                                                                          415,488
       7,100   Constellation Energy Group, Inc.                                                                   243,530
      13,415   Dominion Resources, Inc.                                                                           862,182
       7,200   DTE Energy Company                                                                                 278,208
      38,722   Duke Energy Corporation                                                                            772,504
      16,000   Dynegy, Inc.*                                                                                       67,200
      14,000   Edison International*                                                                              230,020
      25,686   El Paso Corporation                                                                                207,543
       9,700   Entergy Corporation                                                                                511,966
      13,987   Exelon Corporation                                                                                 836,562
      12,800   FirstEnergy Corporation                                                                            492,160
       7,900   FPL Group, Inc.                                                                                    528,115
       6,800   KeySpan Corporation                                                                                241,060
       5,300   Kinder Morgan, Inc.                                                                                289,645
      17,334   Mirant Corporation(b)                                                                               50,269
       1,900   Nicor, Inc.                                                                                         70,509
      11,234   NiSource, Inc.                                                                                     213,446
      17,600   Pacific Gas & Electric Company*                                                                    372,240
       1,600   Peoples Energy Corporation                                                                          68,624
       3,900   Pinnacle West Capital Corporation                                                                  146,055
       7,300   PPL Corporation                                                                                    313,900
      10,391   Progress Energy, Inc.                                                                              456,165
       9,700   Public Service Enterprise Group, Inc.                                                              409,825
       8,887   Sempra Energy                                                                                      253,546
      31,000   Southern Company                                                                                   965,960
       7,500   TECO Energy, Inc.                                                                                   89,925
      13,870   TXU Corporation                                                                                    311,382
      22,200   Williams Companies, Inc.                                                                           175,380
      17,110   Xcel Energy, Inc.                                                                                  257,334
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                 11,696,543
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $409,165,860)                                                         386,501,172
=========================================================================================================================
   Principal
      Amount   Long-Term Fixed Income (31.3%)                           Interest Rate     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------

Asset-Backed Securities (0.4%)
-------------------------------------------------------------------------------------------------------------------------
  $1,000,000   California Infrastructure PG&E                                   6.480%       12/26/2009        $1,146,796
     345,798   EQCC Home Equity Loan Trust                                      5.915        11/20/2024           348,545
     400,000   GMAC Mortgage Corporation Loan Trust(d)                          1.165         7/25/2003           400,392
     295,821   Green Tree Financial                                             6.900         7/15/2018           305,917
     400,000   MBNA Credit Card Master Notes Trust(d)                           1.290         7/15/2003           400,745
     200,000   NationsBank Credit Card Master Trust                             6.000        12/15/2005           204,440
-------------------------------------------------------------------------------------------------------------------------
               Total Asset-Backed Securities                                                                    2,806,835
=========================================================================================================================

Basic Materials (0.2%)
-------------------------------------------------------------------------------------------------------------------------
     450,000   Dow Chemical Company                                             5.750        11/15/2009           492,140
     900,000   Weyerhaeuser Company                                             6.750         3/15/2012         1,021,681
-------------------------------------------------------------------------------------------------------------------------
               Total Basic Materials                                                                            1,513,821
=========================================================================================================================

Capital Goods (0.3%)
-------------------------------------------------------------------------------------------------------------------------
   1,050,000   General Electric Company                                         5.000          2/1/2013         1,109,070
     250,000   Honeywell International, Inc.                                    8.625         4/15/2006           293,435
     225,000   Northrop Grumman Corporation                                     7.125         2/15/2011           269,532
     225,000   Raytheon Company                                                 5.500        11/15/2012           240,610
-------------------------------------------------------------------------------------------------------------------------
               Total Capital Goods                                                                              1,912,647
=========================================================================================================================

Commercial Mortgage-Backed Securities (1.0%)
-------------------------------------------------------------------------------------------------------------------------
   1,000,000   Banc of America Commercial Mortgage, Inc.                        5.118         7/11/2043         1,078,991
   1,000,000   LB-UBS Commercial Mortgage Trust                                 3.086         5/15/2027         1,003,238
     915,662   Morgan Stanley Capital I, Inc.                                   6.250         3/15/2030           978,004
   1,400,000   Morgan Stanley Capital I, Inc.                                   6.550         3/15/2030         1,601,362
   1,900,000   Nationslink Funding Corporation(c)                               6.316         1/20/2031         2,179,144
-------------------------------------------------------------------------------------------------------------------------
               Total Commercial Mortgage-Backed Securities                                                      6,840,739
=========================================================================================================================

Communications Services (1.1%)
-------------------------------------------------------------------------------------------------------------------------
     225,000   AT&T Corporation                                                 7.800        11/15/2011           257,200
     450,000   AT&T Wireless Services, Inc.                                     7.875          3/1/2011           531,460
     225,000   British Telecom plc                                              8.375        12/15/2010           284,553
     450,000   Cingular Wireless, Inc.                                          6.500        12/15/2011           518,477
     200,000   Comcast Corporation                                              5.500         3/15/2011           213,819
   1,000,000   Cox Communications, Inc.                                         6.400          8/1/2008         1,133,102
     225,000   Deutsche Telekom International Finance(e)                        8.500         6/15/2010           276,385
     225,000   France Telecom SA(e)                                             9.250          3/1/2011           283,177
   1,000,000   Pacific Bell                                                     7.125         3/15/2026         1,198,727
     500,000   SBC Communications, Inc.                                         5.875          2/1/2012           561,313
     600,000   Sprint Capital Corporation                                       6.375          5/1/2009           656,259
     425,000   Tele-Communications, Inc.-TCI Group                              7.875          8/1/2013           514,767
   1,000,000   Verizon Global Funding Corporation                               7.250         12/1/2010         1,200,935
-------------------------------------------------------------------------------------------------------------------------
               Total Communications Services                                                                    7,630,174
=========================================================================================================================

Consumer Cyclical (0.7%)
-------------------------------------------------------------------------------------------------------------------------
     450,000   AOL Time Warner, Inc.(c)                                         6.875          5/1/2012           513,727
   1,000,000   Ford Motor Credit Company                                        6.500         1/25/2007         1,052,123
     700,000   General Motors Acceptance Corporation                            8.000         11/1/2031           686,816
     750,000   General Motors Corporation                                       7.125         7/15/2013           745,995
     500,000   Johnson Controls, Inc.                                           7.125         7/15/2017           618,868
     850,000   Target Corporation                                               6.350         1/15/2011           980,866
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Cyclical                                                                          4,598,395
=========================================================================================================================

Consumer Non-Cyclical (0.2%)
-------------------------------------------------------------------------------------------------------------------------
     600,000   ConAgra Foods, Inc.                                              6.000         9/15/2006           664,772
     750,000   General Mills, Inc.                                              6.000         2/15/2012           846,718
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Non-Cyclical                                                                      1,511,490
=========================================================================================================================

Energy (0.4%)
-------------------------------------------------------------------------------------------------------------------------
     325,000   Baker Hughes, Inc.                                               8.000         5/15/2004           342,894
     500,000   Burlington Resources, Inc.(c)                                    6.500         12/1/2011           584,233
     425,000   Pemex Project Funding Master Trust                               9.125        10/13/2010           514,250
     250,000   PennzEnergy Company                                             10.125        11/15/2009           323,300
     250,000   Petro-Canada, Ltd.                                               8.600         1/15/2010           327,639
     500,000   Union Oil Company of California                                  5.050         10/1/2012           522,790
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                     2,615,106
=========================================================================================================================

Financials (3.3%)
-------------------------------------------------------------------------------------------------------------------------
   1,000,000   Allstate Corporation(c)                                          6.750         5/15/2018         1,195,702
     250,000   Associates Corporation of North America                          6.250         11/1/2008           287,786
     725,000   Bank of America Corporation(c)                                   3.875         1/15/2008           760,313
     425,000   Bank One Corporation                                             5.900        11/15/2011           480,296
     700,000   BB&T Corporation                                                 6.500          8/1/2011           820,987
     700,000   Boeing Capital Corporation                                       5.650         5/15/2006           756,472
   1,150,000   Camden Property Trust                                            7.000         4/15/2004         1,192,206
     450,000   CIT Group, Inc.(c)                                               5.750         9/25/2007           490,712
   1,000,000   Citigroup, Inc.                                                  3.500          2/1/2008         1,028,595
   1,250,000   Countrywide Home Loans, Inc.                                     6.935         7/16/2007         1,429,445
     650,000   Credit Suisse First Boston USA, Inc.                             4.625         1/15/2008           694,119
   1,500,000   EOP Operating, LP                                                6.625         2/15/2005         1,604,583
     675,000   Goldman Sachs Group, Inc.                                        6.600         1/15/2012           784,336
     775,000   Honda Auto Receivables Owner Trust                               2.480         7/18/2008           787,013
     250,000   Household Finance Corporation                                    7.250         7/15/2003           250,506
     525,000   Household Finance Corporation                                    6.375        11/27/2012           598,041
     625,000   International Lease Finance Corporation                          5.875          5/1/2013           672,863
     650,000   Lehman Brothers Holdings                                         4.000         1/22/2008           677,432
     899,000   Morgan Stanley and Company                                       5.878          3/1/2007           988,792
     550,000   Morgan Stanley and Company                                       3.625          4/1/2008           563,646
   1,792,000   Morgan Stanley and Company                                       7.252         9/15/2011         2,114,811
     396,000   Morgan Stanley and Company                                       7.700          3/1/2032           479,287
     675,000   ProLogis Trust                                                   5.500          3/1/2013           720,451
   1,500,000   Student Loan Marketing Association                               7.300          8/1/2012         1,907,268
     500,000   Washington Mutual Bank                                           5.500         1/15/2013           545,059
     525,000   Wells Fargo Company                                              3.500          4/4/2008           541,567
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                22,372,288
=========================================================================================================================

Foreign (1.4%)
-------------------------------------------------------------------------------------------------------------------------
   1,500,000   Canadian Government                                              5.250         11/5/2008         1,693,312
     625,000   European Investment Bank                                         3.000         6/16/2008           638,519
   1,500,000   Export-Import Bank of Korea                                      6.500        11/15/2006         1,663,812
   1,200,000   Inter-American Development Bank                                  5.375        11/18/2008         1,361,521
     875,000   Mexico Government International                                  7.500         1/14/2012         1,001,875
     500,000   Province of Newfoundland                                         8.650        10/22/2022           726,878
     750,000   Republic of Italy                                                4.375         6/15/2013           779,761
   1,000,000   Resolution Funding Corporation                                   8.625         1/15/2021         1,413,083
-------------------------------------------------------------------------------------------------------------------------
               Total Foreign                                                                                    9,278,761
=========================================================================================================================

Mortgage-Backed Securities (10.9%)
-------------------------------------------------------------------------------------------------------------------------
   2,950,000   Federal Home Loan Mortgage Corporation 30-Yr. Gold
               Conventional                                                     6.000          7/1/2033         3,057,858
      47,462   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     6.500          4/1/2009            50,177
      22,453   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     7.500          8/1/2010            23,957
      35,873   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     7.000         11/1/2010            38,145
     242,487   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     7.000          2/1/2011           257,846
     158,511   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     6.000          5/1/2012           165,270
      62,272   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     7.000          8/1/2012            66,174
      82,291   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     6.500         11/1/2012            86,600
     158,161   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     6.500          8/1/2013           166,253
     352,503   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     6.000          2/1/2014           367,191
     480,630   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     5.500          4/1/2014           500,978
     359,171   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     6.000          4/1/2014           374,390
     245,738   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     6.000          4/1/2014           255,977
     278,238   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     6.500          6/1/2014           292,414
     250,534   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     7.500          9/1/2014           267,314
     747,419   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     6.500          7/1/2016           785,046
   4,775,549   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     5.500         12/1/2017         4,953,132
      78,994   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     8.000          6/1/2012            85,385
      67,593   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.500          4/1/2024            70,729
     213,157   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     9.000         11/1/2024           236,983
      13,429   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     9.000          4/1/2025            14,889
      27,940   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.000          9/1/2025            29,405
      15,598   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     8.500          9/1/2025            16,890
      37,998   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     8.000          1/1/2026            41,096
      27,307   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.500          5/1/2026            28,511
      46,481   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.000          5/1/2026            48,871
      73,734   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.000          7/1/2026            76,632
       5,221   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.500          7/1/2026             5,573
      12,056   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.500          8/1/2026            12,870
      25,779   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     8.000         11/1/2026            27,845
      22,587   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.500          1/1/2027            24,111
      95,449   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.500          2/1/2027            99,524
      63,734   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.000          2/1/2027            66,971
      40,450   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     8.000          3/1/2027            43,691
      49,232   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.500          4/1/2027            52,450
      83,073   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.000          5/1/2027            87,292
     113,865   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     8.000          6/1/2027           122,603
      37,197   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     8.500          7/1/2027            40,118
      59,155   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.000          9/1/2027            62,159
      49,237   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     8.000         10/1/2027            53,016
      60,636   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.500         11/1/2027            64,598
      91,167   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.500         12/1/2027            95,059
     101,951   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.500         12/1/2027           108,614
     122,222   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.000          3/1/2028           128,353
      17,922   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.500          5/1/2028            19,093
     218,159   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.500          6/1/2028           227,320
     103,051   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.000          7/1/2028           108,220
     128,888   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.000         10/1/2028           135,353
     412,297   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.500         11/1/2028           429,611
     282,902   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.500          1/1/2029           294,782
     420,896   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.000          3/1/2029           436,865
     319,875   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.500          4/1/2029           333,210
     410,081   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.000          5/1/2029           425,639
     346,776   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.000          5/1/2029           363,742
     312,019   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.500          7/1/2029           325,026
     230,850   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.500          8/1/2029           240,473
     115,566   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.000          9/1/2029           121,220
     153,745   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.000         10/1/2029           161,267
     121,127   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.500         11/1/2029           128,793
     197,244   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.000          1/1/2030           206,833
     152,996   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.500          1/1/2030           162,600
      84,521   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     8.000          8/1/2030            90,598
     589,051   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.000          3/1/2031           610,758
   1,326,863   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.000          6/1/2031         1,375,760
     977,659   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.000          1/1/2032         1,013,688
   2,093,449   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.000         10/1/2032         2,170,571
     302,571   Federal Home Loan Mortgage Corporation Gold 7-Yr.
               Balloon                                                          6.000          4/1/2006           312,295
   3,600,000   Federal National Mortgage Association 15-Yr.
               Conventional(f)                                                  4.500          7/1/2018         3,672,000
   5,250,000   Federal National Mortgage Association 15-Yr.
               Conventional(f)                                                  5.000          7/1/2018         5,422,263
  10,950,000   Federal National Mortgage Association 30-Yr.
               Conventional(f)                                                  5.500          7/1/2033        11,316,152
      11,712   Federal National Mortgage Association Conventional
               15-Yr. Pass Through                                              9.000          4/1/2010            12,969
       6,519   Federal National Mortgage Association Conventional
               15-Yr. Pass Through                                              9.000          4/1/2010             7,219
      36,473   Federal National Mortgage Association Conventional
               15-Yr. Pass Through                                              6.000          2/1/2011            38,175
      30,885   Federal National Mortgage Association Conventional
               15-Yr. Pass Through                                              8.000          5/1/2011            33,204
      41,153   Federal National Mortgage Association Conventional
               15-Yr. Pass Through                                              7.000          6/1/2011            43,813
      34,344   Federal National Mortgage Association Conventional
               15-Yr. Pass Through                                              6.500          7/1/2011            36,331
      28,567   Federal National Mortgage Association Conventional
               15-Yr. Pass Through                                              7.500          7/1/2011            30,585
     209,023   Federal National Mortgage Association Conventional
               15-Yr. Pass Through                                              6.500          5/1/2012           220,934
     118,464   Federal National Mortgage Association Conventional
               15-Yr. Pass Through                                              6.500          7/1/2012           125,214
     156,028   Federal National Mortgage Association Conventional
               15-Yr. Pass Through                                              7.000         10/1/2012           166,050
      97,510   Federal National Mortgage Association Conventional
               15-Yr. Pass Through                                              7.000         12/1/2012           103,773
     209,037   Federal National Mortgage Association Conventional
               15-Yr. Pass Through                                              6.000          3/1/2013           218,677
     215,123   Federal National Mortgage Association Conventional
               15-Yr. Pass Through                                              6.500          6/1/2013           227,123
     442,444   Federal National Mortgage Association Conventional
               15-Yr. Pass Through                                              5.500         12/1/2013           461,832
     348,812   Federal National Mortgage Association Conventional
               15-Yr. Pass Through                                              6.000         12/1/2013           365,022
     193,606   Federal National Mortgage Association Conventional
               15-Yr. Pass Through                                              7.500          4/1/2015           207,254
     320,879   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.000         11/1/2013           335,676
      20,641   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                             10.500          8/1/2020            23,675
      24,339   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              9.500          4/1/2025            26,954
      16,770   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.500          9/1/2025            17,917
      22,642   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              8.500         11/1/2025            24,595
      30,514   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.000          1/1/2026            32,238
      17,828   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              8.000          1/1/2026            19,361
      59,425   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.500          2/1/2026            62,169
      26,249   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.000          3/1/2026            27,721
      49,302   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.500          4/1/2026            51,578
      51,558   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.000          5/1/2026            53,730
      19,747   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              8.500          5/1/2026            21,420
      20,934   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.500          7/1/2026            22,340
     149,767   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.500          8/1/2026           159,826
      18,522   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              8.000          8/1/2026            20,092
      18,260   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.500          9/1/2026            19,486
      37,898   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              9.000          9/1/2026            41,784
      34,393   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.000         11/1/2026            36,322
      19,933   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              8.000         11/1/2026            21,623
      13,113   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.500         12/1/2026            13,994
      35,614   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.000          1/1/2027            37,611
      16,974   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.500          2/1/2027            18,114
      51,217   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.000          3/1/2027            54,089
      43,213   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.500          5/1/2027            46,023
      53,555   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.500          7/1/2027            55,959
      49,568   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.000          7/1/2027            52,319
      12,291   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              8.000          7/1/2027            13,296
      62,166   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.500          8/1/2027            66,209
     233,156   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              8.000          9/1/2027           252,222
      61,134   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.000         10/1/2027            64,526
     125,825   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.500         12/1/2027           134,008
     176,109   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              8.000         12/1/2027           190,510
     198,930   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.500          2/1/2028           207,861
     116,483   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.000          2/1/2028           122,947
     602,681   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.500          7/1/2028           629,343
     166,938   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.000          8/1/2028           176,093
     266,081   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.500         11/1/2028           277,852
     197,301   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.500         11/1/2028           206,030
      32,164   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.000         11/1/2028            33,927
     395,739   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.000         12/1/2028           412,000
     621,467   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.000         12/1/2028           647,002
     199,672   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.000         12/1/2028           210,622
     418,438   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.000          3/1/2029           435,505
     401,124   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.500          6/1/2029           418,744
     424,155   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.000          7/1/2029           441,455
     374,996   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.500          7/1/2029           391,469
     568,654   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.500          8/1/2029           604,445
     438,209   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.000         11/1/2029           456,083
     150,935   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.000         11/1/2029           159,026
     246,243   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.000         11/1/2029           259,444
      19,870   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.500          3/1/2030            21,112
     156,036   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              8.500          4/1/2030           167,955
      54,531   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.500          8/1/2030            57,937
     450,217   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.000          4/1/2031           468,062
     819,270   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.000          5/1/2031           851,743
     942,518   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.500          7/1/2031           982,883
     444,633   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.500         10/1/2031           463,675
     476,639   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.500         12/1/2031           497,052
     589,086   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.500          5/1/2032           614,318
   3,552,676   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.500          7/1/2032         3,704,844
   1,070,256   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.500         12/1/2032         1,116,097
       8,250   Federal National Mortgage Association Conventional
               7-Yr. Balloon                                                    6.000         12/1/2003             8,297
      25,987   Federal National Mortgage Association Conventional
               7-Yr. Balloon                                                    7.000          6/1/2004            26,589
      12,758   Federal National Mortgage Association Conventional
               7-Yr.Balloon                                                     6.500         11/1/2003            12,866
      44,699   Government National Mortgage Association 15-Yr. Pass
               Through                                                          6.500         5/15/2009            47,572
      69,502   Government National Mortgage Association 15-Yr. Pass
               Through                                                          6.000         4/15/2011            73,279
      49,657   Government National Mortgage Association 15-Yr. Pass
               Through                                                          6.500         6/15/2011            52,854
      39,562   Government National Mortgage Association 15-Yr. Pass
               Through                                                          7.500         7/15/2011            42,717
     116,450   Government National Mortgage Association 15-Yr. Pass
               Through                                                          7.000         4/15/2012           125,016
     394,808   Government National Mortgage Association 15-Yr. Pass
               Through                                                          6.000         7/15/2014           415,793
     427,032   Government National Mortgage Association 30-Yr.
               Conventional                                                     7.000         7/15/2028           451,701
     391,067   Government National Mortgage Association 30-Yr.
               Conventional                                                     6.500         1/15/2029           411,141
       4,566   Government National Mortgage Association 30-Yr. Pass
               Through                                                          9.500        12/15/2024             5,150
      46,368   Government National Mortgage Association 30-Yr. Pass
               Through                                                          9.500         1/15/2025            52,302
     120,966   Government National Mortgage Association 30-Yr. Pass
               Through                                                          9.000         3/15/2025           134,128
      31,601   Government National Mortgage Association 30-Yr. Pass
               Through                                                          8.000         6/15/2025            34,277
      19,316   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.500         8/15/2025            20,631
     116,664   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.000         1/15/2026           123,598
      48,234   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.000         1/15/2026            51,101
      42,963   Government National Mortgage Association 30-Yr. Pass
               Through                                                          6.500         3/15/2026            45,217
      77,278   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.000         4/15/2026            81,871
       7,850   Government National Mortgage Association 30-Yr. Pass
               Through                                                          8.000         4/15/2026             8,510
     101,851   Government National Mortgage Association 30-Yr. Pass
               Through                                                          6.000         5/15/2026           107,314
      94,106   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.000         5/15/2026            99,699
      36,534   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.500         5/15/2026            38,997
     202,475   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.000         6/15/2026           214,509
      43,494   Government National Mortgage Association 30-Yr. Pass
               Through                                                          8.500         6/15/2026            47,182
       6,910   Government National Mortgage Association 30-Yr. Pass
               Through                                                          8.500         7/15/2026             7,496
      12,346   Government National Mortgage Association 30-Yr. Pass
               Through                                                          9.000         8/15/2026            13,648
     122,036   Government National Mortgage Association 30-Yr. Pass
               Through                                                          8.000         9/15/2026           132,294
      37,643   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.500        10/15/2026            40,181
      37,798   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.500        10/15/2026            40,347
      76,991   Government National Mortgage Association 30-Yr. Pass
               Through                                                          8.000        11/15/2026            83,462
      16,359   Government National Mortgage Association 30-Yr. Pass
               Through                                                          8.500        11/15/2026            17,746
      26,181   Government National Mortgage Association 30-Yr. Pass
               Through                                                          9.000        12/15/2026            28,941
      42,588   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.500         1/15/2027            45,322
     207,238   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.500         4/15/2027           220,544
      47,806   Government National Mortgage Association 30-Yr. Pass
               Through                                                          8.000         6/20/2027            51,163
      45,582   Government National Mortgage Association 30-Yr. Pass
               Through                                                          8.000         8/15/2027            49,237
     232,192   Government National Mortgage Association 30-Yr. Pass
               Through                                                          6.500        10/15/2027           244,272
       3,997   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.000        10/15/2027             4,231
     219,588   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.000        10/15/2027           232,453
      27,071   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.000        11/15/2027            28,657
     294,019   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.000        11/15/2027           311,244
       7,786   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.500        11/15/2027             8,285
      85,273   Government National Mortgage Association 30-Yr. Pass
               Through                                                          8.000         3/15/2028            92,074
     224,213   Government National Mortgage Association 30-Yr. Pass
               Through                                                          6.500         7/15/2028           235,783
     308,900   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.500         7/15/2028           328,543
     414,480   Government National Mortgage Association 30-Yr. Pass
               Through                                                          6.500         9/15/2028           435,869
     542,347   Government National Mortgage Association 30-Yr. Pass
               Through                                                          6.000        12/15/2028           569,482
     584,553   Government National Mortgage Association 30-Yr. Pass
               Through                                                          6.500         3/15/2029           614,559
     349,754   Government National Mortgage Association 30-Yr. Pass
               Through                                                          6.500         4/15/2029           367,707
     346,318   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.000         4/15/2029           366,045
     586,978   Government National Mortgage Association 30-Yr. Pass
               Through                                                          6.000         6/15/2029           616,134
     357,321   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.000         6/15/2029           377,675
     111,351   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.500         8/15/2029           118,373
      55,056   Government National Mortgage Association 30-Yr. Pass
               Through                                                          8.500         9/15/2029            59,338
     222,238   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.500         1/15/2030           236,209
     210,873   Government National Mortgage Association 30-Yr. Pass
               Through                                                          8.000         5/15/2030           227,591
     470,584   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.000         9/15/2031           497,022
     866,053   Government National Mortgage Association 30-Yr. Pass
               Through                                                          6.500         2/15/2032           909,382
     385,798   Government National Mortgage Association 30-Yr. Pass
               Through                                                          6.500         7/15/2032           405,099
-------------------------------------------------------------------------------------------------------------------------
               Total Mortgage-Backed Securities                                                                73,656,899
=========================================================================================================================

Technology (0.1%)
-------------------------------------------------------------------------------------------------------------------------
     500,000   International Business Machines Corporation                      7.500         6/15/2013           629,792
-------------------------------------------------------------------------------------------------------------------------
               Total Technology                                                                                   629,792
=========================================================================================================================

Transportation (0.5%)
-------------------------------------------------------------------------------------------------------------------------
     890,393   Delta Air Lines, Inc.                                            6.619         3/18/2011           897,339
     500,000   Hertz Corporation                                                7.000          7/1/2004           512,216
   2,000,000   Union Pacific Corporation                                        6.340        11/25/2003         2,034,778
-------------------------------------------------------------------------------------------------------------------------
               Total Transportation                                                                             3,444,333
=========================================================================================================================

U.S. Government (9.8%)
-------------------------------------------------------------------------------------------------------------------------
   1,020,000   Federal Home Loan Bank                                           6.625         8/27/2007         1,190,649
   1,000,000   Federal Home Loan Bank                                           5.925          4/9/2008         1,149,410
   1,330,000   Federal Home Loan Mortgage Corporation                           5.990         12/1/2003         1,357,598
   2,000,000   Federal Home Loan Mortgage Corporation                           6.250         7/15/2004         2,105,584
   1,750,000   Federal National Mortgage Association                            5.125         2/13/2004         1,793,535
   3,400,000   Federal National Mortgage Association                            3.875         3/15/2005         3,549,457
   1,000,000   Federal National Mortgage Association                            5.500          5/2/2006         1,097,875
   2,000,000   Federal National Mortgage Association                            7.120          7/3/2006         2,308,382
   1,000,000   Federal National Mortgage Association                            7.125         1/15/2030         1,297,960
   1,000,000   Federal National Mortgage Association                            5.250         1/15/2009         1,122,821
   2,000,000   Federal National Mortgage Association                            6.250          2/1/2011         2,306,448
   1,500,000   Federal National Mortgage Association                            5.625         4/17/2028         1,601,632
   2,000,000   Tennessee Valley Authority                                       6.375         6/15/2005         2,188,040
     200,000   U.S. Treasury Bonds                                             10.375        11/15/2012           266,414
   1,750,000   U.S. Treasury Bonds                                              7.250         5/15/2016         2,327,364
     925,000   U.S. Treasury Bonds                                              8.875         2/15/2019         1,416,623
   1,500,000   U.S. Treasury Bonds                                              7.875         2/15/2021         2,141,484
     600,000   U.S. Treasury Bonds                                              8.000        11/15/2021           869,227
     400,000   U.S. Treasury Bonds                                              7.250         8/15/2022           541,953
     250,000   U.S. Treasury Bonds(c)                                           7.625        11/15/2022           351,660
     625,000   U.S. Treasury Bonds                                              7.125         2/15/2023           837,524
     500,000   U.S. Treasury Bonds                                              6.250         8/15/2023           612,461
   1,100,000   U.S. Treasury Bonds                                              7.500        11/15/2024         1,544,297
   1,000,000   U.S. Treasury Bonds                                              6.875         8/15/2025         1,317,578
   2,325,000   U.S. Treasury Bonds(c)                                           6.125        11/15/2027         2,830,143
   1,200,000   U.S. Treasury Notes                                              7.250         5/15/2004         1,264,640
   1,000,000   U.S. Treasury Notes                                              7.250         8/15/2004         1,068,945
   5,000,000   U.S. Treasury Notes                                              6.500         5/15/2005         5,483,595
   2,000,000   U.S. Treasury Notes                                              5.875        11/15/2005         2,206,954
   1,100,000   U.S. Treasury Notes                                              5.625         2/15/2006         1,216,230
   1,000,000   U.S. Treasury Notes                                              4.625         5/15/2006         1,084,023
   2,000,000   U.S. Treasury Notes                                              6.875         5/15/2006         2,291,954
   1,875,000   U.S. Treasury Notes                                              6.500        10/15/2006         2,154,199
   1,750,000   U.S. Treasury Notes                                              3.500        11/15/2006         1,844,678
   1,000,000   U.S. Treasury Notes                                              4.375         5/15/2007         1,086,406
   2,250,000   U.S. Treasury Notes                                              5.500         5/15/2009         2,591,543
   2,000,000   U.S. Treasury Notes                                              6.500%        2/15/2010         2,426,328
   1,550,000   U.S. Treasury Notes                                              4.875         2/15/2012         1,722,921
   1,400,000   U.S. Treasury Notes                                              4.375         8/15/2012         1,501,118
-------------------------------------------------------------------------------------------------------------------------
               Total U.S. Government                                                                           66,069,653
=========================================================================================================================

Utilities (0.8%)
-------------------------------------------------------------------------------------------------------------------------
     250,000   Columbia Energy Group                                            7.320        11/28/2010           277,978
     450,000   Duke Capital Corporation                                         6.250         10/1/2009           514,822
     750,000   Niagara Mohawk Power Corporation                                 7.750         10/1/2008           898,552
     425,000   Oncor Electric Delivery Company(c)                               6.375         1/15/2015           482,131
   1,000,000   Ontario Electricity Financial Corporation                        7.450         3/31/2013         1,291,000
     700,000   Public Service Company of Colorado                               7.875         10/1/2012           881,278
   1,000,000   Public Service Electric & Gas Company                            6.375          5/1/2008         1,142,133
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                  5,487,894
=========================================================================================================================

Variable Rate Notes (0.2%)
-------------------------------------------------------------------------------------------------------------------------
   1,000,000   Capital Auto Receivables Asset Trust(d)                          1.283         7/15/2003           999,476
-------------------------------------------------------------------------------------------------------------------------
               Total Variable Rate Notes                                                                          999,476
-------------------------------------------------------------------------------------------------------------------------
               Total Long-Term Fixed Income (cost $197,151,397)                                               211,368,303
=========================================================================================================================
   Principal
      Amount   Short-Term Investments (11.6%)                           Interest Rate(g)  Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
 $10,000,000   Federal Home Loan Mortgage Corporation                           5.750%        7/15/2003       $10,008,175
  10,000,000   Corporate Receivables Corporation                                1.081         7/14/2003         9,996,100
   4,350,000   Delaware Funding Corporation                                     1.081         7/16/2003         4,348,042
   1,223,000   Edison Asset Securitization, LLC                                 1.242         7/28/2003         1,221,863
  13,100,000   Falcon Asset Securitization Corporation                          1.181         7/15/2003        13,093,989
  10,900,000   Starfish Global Funding, LLC                                     1.171          7/8/2003        10,897,520
   7,500,000   Starfish Global Funding, LLC                                     1.263         7/10/2003         7,497,638
  10,000,000   Toyota Motor Credit Corporation                                  1.011         7/24/2003         9,993,547
  11,050,000   UBS Finance Corporation                                          1.300          7/1/2003        11,050,000
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                78,106,874
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $684,424,131)                                                         $675,976,349
=========================================================================================================================

  * Non-income producing security.

(a) The categories of investment are shown as a percentage of total investments.

(b) Non-income producing and in bankruptcy.

(c) Earmarked as collateral as discussed in the notes to
    the financial statements.

(d) Denotes variable rate obligations for which the
    current yield and next scheduled reset date are
    shown.

(e) Step coupon bond.

(f) Denotes investments purchased on a when-issued basis.

(g) The interest rate shown reflects the coupon rate or,
    for securities purchased at a discount, the discount
    rate at the date of purchase.

The accompanying notes to the financial statements
are an integral part of this schedule.

High Yield Bond Portfolio
Schedule of Investments as of June 30, 2003 (unaudited)(a)

   Principal
      Amount   Long-Term Fixed Income (98.9%)                           Interest Rate     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------

Basic Materials (8.1%)
-------------------------------------------------------------------------------------------------------------------------
    $110,000   Abitibi-Consolidated, Inc.                                       6.000%        6/20/2013          $104,694
     200,000   Abitibi-Consolidated, Inc.                                       8.850          8/1/2030           212,508
     300,000   Avecia Group plc                                                11.000          7/1/2009           271,500
     150,000   Compass Minerals Group, Inc.                                    10.000         8/15/2011           168,000
      50,000   Equistar Chemicals, LP                                          10.125          9/1/2008            51,500
     200,000   Equistar Chemicals, LP                                           8.750         2/15/2009           194,000
     200,000   Georgia-Pacific Corporation                                      9.875         11/1/2021           202,000
     150,000   Georgia-Pacific Corporation                                      9.500         5/15/2022           147,750
     500,000   Georgia-Pacific Corporation                                      8.875         5/15/2031           490,000
     200,000   Hercules, Inc.                                                  11.125        11/15/2007           233,000
     310,000   ISP Chemco, Inc.                                                10.250          7/1/2011           350,300
     100,000   ISP Holdings, Inc.                                              10.625        12/15/2009           106,250
     230,000   Lyondell Chemical Company                                        9.625          5/1/2007           225,400
      30,000   Lyondell Chemical Company                                        9.500        12/15/2008            28,500
     350,000   MDP Acquisitions plc                                             9.625         10/1/2012           386,750
     300,000   Millennium America, Inc.                                         9.250         6/15/2008           322,500
     250,000   OM Group, Inc.                                                   9.250        12/15/2011           243,750
     225,000   Peabody Energy Corporation                                       6.875         3/15/2013           235,688
-------------------------------------------------------------------------------------------------------------------------
               Total Basic Materials                                                                            3,974,090
=========================================================================================================================

Capital Goods (6.7%)
-------------------------------------------------------------------------------------------------------------------------
     250,000   Allied Waste North America, Inc.                                 8.500         12/1/2008           268,750
     250,000   Allied Waste North America, Inc.                                10.000          8/1/2009           265,625
     150,000   Allied Waste North America, Inc.                                 9.250          9/1/2012           165,375
     300,000   Allied Waste North America, Inc.                                 7.875         4/15/2013           313,875
     200,000   Building Materials Corporation of America                        7.750         7/15/2005           196,000
     100,000   Building Materials Corporation of America                        8.000         12/1/2008            92,500
     200,000   Crown Euro Holdings SA                                           9.500          3/1/2011           216,000
     150,000   Crown Euro Holdings SA                                          10.875          3/1/2013           163,500
     300,000   Greif Brothers Corporation                                       8.875          8/1/2012           322,500
     275,000   Jefferson Smurfit Corporation                                    7.500          6/1/2013           280,500
      60,000   Owens-Brockway Glass Container, Inc.                             7.750         5/15/2011            63,450
     325,000   Owens-Brockway Glass Container, Inc.                             8.750        11/15/2012           352,625
      60,000   Owens-Brockway Glass Container, Inc.                             8.250         5/15/2013            62,700
     350,000   Tyco International Group SA                                      6.750         2/15/2011           371,000
     175,000   Tyco International Group SA                                      6.375        10/15/2011           184,625
-------------------------------------------------------------------------------------------------------------------------
               Total Capital Goods                                                                              3,319,025
=========================================================================================================================

Communications Services (25.7%)
-------------------------------------------------------------------------------------------------------------------------
     125,000   Allbritton Communications Company                                7.750        12/15/2012           129,062
      75,000   Allbritton Communications Company                                7.750        12/15/2012            77,438
     550,000   American Cellular Corporation(b)                                 9.500        10/15/2009           275,000
     175,000   American Color Graphics, Inc.                                   10.000         6/15/2010           174,125
     275,000   American Media Operation, Inc.                                  10.250          5/1/2009           297,000
      50,000   American Media, Inc.                                             8.875         1/15/2011            54,125
     450,000   American Tower Escrow Corporation                          Zero Coupon          8/1/2008           290,250
     150,000   AT&T Corporation(c)                                              8.500        11/15/2031           170,083
     250,000   Cadmus Communications Corporation                                9.750          6/1/2009           266,562
     325,000   CanWest Media, Inc.                                             10.625         5/15/2011           370,500
     300,000   Charter Communications Holdings, LLC                             8.250          4/1/2007           231,000
     150,000   Charter Communications Holdings, LLC                            10.000          4/1/2009           114,750
      80,000   Crown Castle International Corporation                          10.750          8/1/2011            87,200
     250,000   CSC Holdings, Inc.                                               8.125         7/15/2009           258,125
     150,000   CSC Holdings, Inc.                                               8.125         8/15/2009           155,250
     125,000   CSC Holdings, Inc.                                               7.625          4/1/2011           126,250
      50,000   Dexter Media East, LLC                                           9.875        11/15/2009            55,750
     200,000   Dexter Media East, LLC                                          12.125        11/15/2012           236,500
     235,000   DirecTV Holdings, LLC                                            8.375         3/15/2013           262,025
     261,000   EchoStar DBS Corporation                                         9.375          2/1/2009           278,291
     250,000   Garden State Newspapers, Inc.                                    8.750         10/1/2009           258,125
     225,000   Hollinger International Publishing                               9.000        12/15/2010           240,750
     200,000   Houghton Mifflin Company                                         8.250          2/1/2011           211,000
      50,000   Houghton Mifflin Company                                         9.875          2/1/2013            54,250
      75,000   Insight Midwest, LP/Insight Capital, Inc.                        9.750         10/1/2009            79,312
     225,000   Insight Midwest, LP/Insight Capital, Inc.                       10.500         11/1/2010           246,938
     500,000   MCI WorldCom, Inc.(d)                                            7.125         6/15/2027           380,625
     570,000   MCI WorldCom, Inc.(d)                                            6.950         8/15/2028           168,150
     250,000   Mediacom Broadband, LLC                                         11.000         7/15/2013           278,125
     600,000   Panamsat Corporation                                             8.500          2/1/2012           649,500
     300,000   Primedia, Inc.                                                   8.000         5/15/2013           307,500
     330,000   Quebecor Media, Inc.                                            11.125         7/15/2011           377,850
     100,000   Qwest Capital Funding, Inc.                                      7.000          8/3/2009            82,250
     100,000   Qwest Capital Funding, Inc.                                      7.900         8/15/2010            83,500
     350,000   Qwest Capital Funding, Inc.                                      7.250         2/15/2011           287,000
     570,000   Qwest Communications International, Inc.                         7.500         11/1/2008           527,250
     425,000   Qwest Corporation                                                8.875         3/15/2012           474,938
     150,000   Renaissance Media Group, LLC(c)                                 10.000         4/15/2008           148,125
      25,000   RH Donnelley, Inc.                                               8.875        12/15/2010            27,625
      75,000   RH Donnelley, Inc.                                              10.875        12/15/2012            87,375
     375,000   Rogers Cantel, Inc.                                              9.375          6/1/2008           390,938
     160,000   Rogers Communications, Inc.                                      2.000        11/26/2005           145,000
     140,000   Rural Cellular Corporation                                       9.625         5/15/2008           123,900
      85,000   Rural Cellular Corporation                                       9.750         1/15/2010            75,225
     100,000   Shaw Communications, Inc.                                        8.250         4/11/2010           111,250
     250,000   Spectrasite, Inc.                                                8.250         5/15/2010           260,000
     365,000   Sprint Capital Corporation                                       8.375         3/15/2012           437,021
     330,000   Sprint Capital Corporation                                       8.750         3/15/2032           395,018
     200,000   TELUS Corporation                                                7.500          6/1/2007           223,000
     175,000   Time Warner Telecom, Inc.                                       10.125          2/1/2011           168,875
     150,000   Time Warner Telecom, LLC                                         9.750         7/15/2008           144,750
     200,000   Triton PCS, Inc.                                                 8.750        11/15/2011           199,500
     150,000   Triton PCS, Inc.                                                 8.500          6/1/2013           161,250
      75,000   TSI Telecommunication Services, Inc.                            12.750          2/1/2009            74,250
     625,000   WorldCom, Inc.(d)                                                8.250         5/15/2031           184,375
     100,000   Young Broadcasting, Inc.                                         8.750         6/15/2007           101,500
     150,000   Young Broadcasting, Inc.                                         8.500        12/15/2008           160,500
     365,000   Young Broadcasting, Inc.                                        10.000          3/1/2011           395,112
-------------------------------------------------------------------------------------------------------------------------
               Total Communications Services                                                                   12,630,938
=========================================================================================================================

Consumer Cyclical (10.2%)
-------------------------------------------------------------------------------------------------------------------------
     400,000   Boyd Gaming Corporation                                          7.750        12/15/2012           424,500
     200,000   Circus & Eldorado Joint Venture/Silver Legacy Capital
               Corporation                                                     10.125          3/1/2012           196,500
     325,000   Dura Operating Corporation                                       8.625         4/15/2012           333,125
     275,000   Extended Stay America, Inc.                                      9.875         6/15/2011           295,625
     375,000   Hilton Hotels Corporation                                        7.625         12/1/2012           410,625
     365,000   HMH Properties, Inc.                                             7.875          8/1/2008           370,475
      50,000   Host Marriott, LP                                                9.250         10/1/2007            53,750
     250,000   Mail-Well, Inc.                                                  9.625         3/15/2012           263,125
     400,000   Mandalay Resort Group                                            9.375         2/15/2010           452,000
     100,000   Mandalay Resort Group                                            7.625         7/15/2013           102,250
     500,000   MGM Mirage, Inc.                                                 8.375          2/1/2011           568,750
     190,000   Park Place Entertainment Corporation                             8.875         9/15/2008           209,475
     200,000   Park Place Entertainment Corporation                             7.875         3/15/2010           215,000
     300,000   Six Flags, Inc.                                                  9.750         4/15/2013           297,000
     350,000   Starwood Hotels & Resorts Worldwide, Inc.                        7.375          5/1/2007           368,375
      50,000   Starwood Hotels & Resorts Worldwide, Inc.                        7.875          5/1/2012            54,750
     360,000   TRW Automotive, Inc.                                             9.375         2/15/2013           390,600
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Cyclical                                                                          5,005,925
=========================================================================================================================

Consumer Non-Cyclical (8.9%)
-------------------------------------------------------------------------------------------------------------------------
     490,000   Beverly Enterprises, Inc.                                        9.000         2/15/2006           478,975
     225,000   DIMON, Inc.                                                      9.625        10/15/2011           247,500
     275,000   Domino's, Inc.                                                   8.250          7/1/2011           283,938
     200,000   Extendicare Health Services, Inc.                                9.350        12/15/2007           190,500
     100,000   Extendicare Health Services, Inc.                                9.500          7/1/2010           105,000
     100,000   Foamex, LP Capital Corporation                                  10.750          4/1/2009            80,000
     325,000   Fresenius Medical Care Capital Trust II                          7.875          2/1/2008           342,062
     100,000   Fresenius Medical Care Capital Trust IV                          7.875         6/15/2011           105,500
     400,000   HCA Healthcare Company                                           7.875          2/1/2011           447,963
     250,000   HEALTHSOUTH Corporation(e)                                       8.500          2/1/2008           196,250
     225,000   HEALTHSOUTH Corporation(e)                                       8.375         10/1/2011           176,625
     250,000   Ingles Markets, Inc.                                             8.875         12/1/2011           251,562
      50,000   Merisant Company(b)                                              9.500         7/15/2013            51,750
     300,000   Moore North American Finance, Inc.                               7.875         1/15/2011           312,750
     350,000   PacifiCare Health Systems, Inc.                                 10.750          6/1/2009           401,625
     260,000   Rotech Healthcare, Inc.                                          9.500          4/1/2012           267,150
     425,000   Roundy's, Inc.                                                   8.875         6/15/2012           444,125
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Non-Cyclical                                                                      4,383,275
=========================================================================================================================

Energy (9.7%)
-------------------------------------------------------------------------------------------------------------------------
     150,000   Amerigas Partners, LP(b)                                         8.830         4/19/2010           161,654
     275,000   BRL Universal Equipment Corporation                              8.875         2/15/2008           298,375
     250,000   Calpine Corporation                                              7.625         4/15/2006           216,875
     100,000   Chesapeake Energy Corporation                                    8.500         3/15/2012           105,750
     175,000   Chesapeake Energy Corporation                                    9.000         8/15/2012           195,125
      75,000   Chesapeake Energy Corporation                                    7.500         9/15/2013            79,688
     400,000   Colorado Interstate Gas                                          6.850         6/15/2037           417,000
     350,000   Dresser, Inc.                                                    9.375         4/15/2011           360,500
      50,000   Giant Industries, Inc.                                          11.000         5/15/2012            48,250
     425,000   Hanover Equipment Trust                                          8.500          9/1/2008           446,250
     260,000   Newpark Resources, Inc.                                          8.625        12/15/2007           266,500
     200,000   Pemex Project Funding Master Trust                               7.375        12/15/2014           219,000
     115,000   Pride International, Inc.                                        9.375          5/1/2007           118,738
     300,000   SESI, LLC                                                        8.875         5/15/2011           322,500
     336,914   South Point Energy Center, LLC/Broad River Energy,
               LLC/Rockgen Energy, LLC                                          8.400         5/30/2012           335,230
     430,000   Southern California Edison Company                               8.000         2/15/2007           471,388
     150,000   Tesoro Escrow Corporation                                        9.625          4/1/2012           137,250
     150,000   Tesoro Petroleum Corporation                                     9.625         11/1/2008           138,750
       2,491   TransTexas Gas Corporation(b)                                   15.000         3/15/2005               875
     125,000   Vintage Petroleum, Inc.                                          7.875         5/15/2011           134,062
     250,000   Vintage Petroleum, Inc.                                          8.250          5/1/2012           275,000
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                     4,748,760
=========================================================================================================================

Financials (5.1%)
-------------------------------------------------------------------------------------------------------------------------
     175,000   Arch Western Finance, Inc.                                       6.750          7/1/2013           179,375
     200,000   Bluewater Finance, Ltd.                                         10.250         2/15/2012           198,000
     100,000   Bluewater Finance, Ltd.                                         10.250         2/15/2012            99,000
     239,375   Cedar Brakes II, LLC                                             9.875          9/1/2013           237,580
     250,000   Choctaw Resort Development Enterprise                            9.250          4/1/2009           269,688
     725,000   FINOVA Group, Inc.                                               7.500        11/15/2009           315,375
     200,000   Gemstone Investor, Ltd.                                          7.710        10/31/2004           199,000
     275,000   H&E Equipment Services                                          11.125         6/15/2012           242,000
      80,562   JET Equipment Trust                                              7.630         8/15/2012            30,982
     250,000   Riggs Capital Trust II                                           8.875         3/15/2027           243,750
     150,000   Universal City Development Services                             11.750          4/1/2010           164,625
     325,000   Ventas Realty, LP, Capital Corporation                           8.750          5/1/2009           351,000
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                 2,530,375
=========================================================================================================================

Foreign (5.2%)
-------------------------------------------------------------------------------------------------------------------------
      24,000   Brazilian Government International                               2.125         4/15/2006            22,694
     537,600   Brazilian Government International                               2.125         4/15/2006           508,032
   1,169,840   Brazilian Government International Bond                          8.000         4/15/2014         1,020,685
     600,000   Peru Government International                                    9.125         2/21/2012           639,600
     200,000   Republic of Panama                                               9.375         7/23/2012           232,000
     100,000   Republic of Peru                                                 9.125         1/15/2008           108,500
      50,000   Russian Federation(c)                                            5.000         3/31/2030            48,500
-------------------------------------------------------------------------------------------------------------------------
               Total Foreign                                                                                    2,580,011
=========================================================================================================================

Other (1.3%)
-------------------------------------------------------------------------------------------------------------------------
     250,000   Johnsondiversey, Inc.                                            9.625         5/15/2012           279,375
     350,000   SPX Corporation                                                  7.500          1/1/2013           378,875
-------------------------------------------------------------------------------------------------------------------------
               Total Other                                                                                        658,250
=========================================================================================================================

Technology (0.3%)
-------------------------------------------------------------------------------------------------------------------------
     160,000   Xerox Corporation                                                7.125         6/15/2010           159,800
-------------------------------------------------------------------------------------------------------------------------
               Total Technology                                                                                   159,800
=========================================================================================================================

Transportation (1.8%)
-------------------------------------------------------------------------------------------------------------------------
     300,000   Continental Airlines, Inc.                                       7.373        12/15/2015           243,506
     250,000   Dunlop Standard Aerospace Holdings plc                          11.875         5/15/2009           268,750
      75,000   JET Equipment Trust(e)                                          10.000         6/15/2012            21,750
     150,000   United AirLines, Inc.(b,f)                                       7.730          7/1/2010           118,304
     150,000   United AirLines, Inc.(b,f)                                       6.602          9/1/2013           125,958
      90,895   US Airways Pass Through Trust Company                            8.360         1/20/2019            87,377
-------------------------------------------------------------------------------------------------------------------------
               Total Transportation                                                                               865,645
=========================================================================================================================

Utilities (15.9%)
-------------------------------------------------------------------------------------------------------------------------
     380,000   AES Corporation                                                  8.750         5/15/2013           395,200
     197,179   AES Ironwood, LLC                                                8.857        11/30/2025           205,312
     175,000   AmeriGas Eagle Finance Corporation                              10.000         4/15/2006           190,750
      75,000   AmeriGas Eagle Finance Corporation                               8.875         5/20/2011            81,750
     350,000   Centerpoint Energy Resources                                     7.875          4/1/2013           402,585
     375,000   CMS Energy Corporation                                           7.000         1/15/2005           368,906
      50,000   CMS Panhandle Holding Company                                    6.500         7/15/2009            55,250
      50,000   CMS Panhandle Holding Company                                    7.000         7/15/2029            52,625
      50,000   Coastal Corporation                                              9.625         5/15/2012            50,125
     300,000   Dynegy-Roseton Danskamme                                         7.270         11/8/2010           270,000
     150,000   Dynegy-Roseton Danskamme                                         7.670         11/8/2016           121,500
     275,000   Edison Midwest Generation, LLC                                   8.300          7/2/2009           270,204
     475,000   Edison Midwest Generation, LLC                                   8.560          1/2/2016           466,597
     450,000   El Paso Corporation                                              7.750         1/15/2032           379,125
      75,000   El Paso Energy Partners, LP                                      8.500          6/1/2010            80,250
     150,000   El Paso Energy Partners, LP                                      8.500          6/1/2011           160,500
     175,000   El Paso Production Holding Company                               7.750          6/1/2013           174,562
     400,000   Ferrellgas Partners, LP                                          8.750         6/15/2012           434,000
     150,000   FIMEP SA                                                        10.500         2/15/2013           167,250
     100,000   Ipalco Enterprises, Inc.                                         8.375        11/14/2008           109,500
     160,000   Ipalco Enterprises, Inc.                                         8.625        11/14/2011           175,200
     200,000   Leviathan Finance Corporation                                   10.375          6/1/2009           213,500
     100,000   PSEG Energy Holdings, Inc.                                       7.750         4/16/2007           105,750
     120,000   PSEG Energy Holdings, Inc.                                      10.000         10/1/2009           136,200
     260,000   PSEG Energy Holdings, Inc.                                       8.500         6/15/2011           279,500
     225,000   Reliant Energy Resources Corporation                             7.750         2/15/2011           256,408
     331,793   Rocky River Private Placement(b)                                 8.810         4/14/2007           384,368
     275,000   Transmontaigne, Inc.                                             9.125          6/1/2010           289,781
     325,000   TXU Energy Company                                               7.000         3/15/2013           359,688
     375,000   Williams Companies, Inc.                                         9.250         3/15/2004           384,375
     250,000   Williams Companies, Inc.                                         8.625          6/1/2010           261,250
     210,000   Williams Companies, Inc.                                         7.625         7/15/2019           203,700
      75,000   Williams Companies, Inc.                                         7.875          9/1/2021            73,125
     250,000   Williams Companies, Inc.                                         8.750         3/15/2032           260,000
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                  7,818,836
-------------------------------------------------------------------------------------------------------------------------
               Total Long-Term Fixed Income (cost $46,504,140)                                                 48,674,930
=========================================================================================================================

      Shares   Common Stock(g)                                                                                      Value
-------------------------------------------------------------------------------------------------------------------------
           1   Pathmark Stores, Inc.*                                                                                  $8
         278   Orion Refining Corporation*                                                                              0
       1,975   TransTexas Gas Corporation*(b,d)                                                                         8
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $1,181)                                                                        16
=========================================================================================================================

      Shares   Short-Term Investments (1.1%)                            Interest Rate(h)  Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
     534,799   SSgA Money Market Fund                                           0.790%              N/A          $534,799
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                   534,799
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $47,040,120)                                                           $49,209,745
=========================================================================================================================

  * Non-income producing security.

(a) The categories of investment are shown as a percentage of total investments.

(b) Denotes restricted securities. These securities have
    been valued from the date of acquisition through June
    30, 2003, by obtaining quotations from brokers active
    with these securities. The following table indicates
    the acquisition date and cost of restricted
    securities the Fund owned as of June 30, 2003.

                                                      Acquisition
    Security                                              Date                        Cost
-------------------------------------------------------------------------------------------------------------------------

American Cellular Corporation                          5/25/2001                    $389,746
Amerigas Partners, LP                                  5/10/2002                     153,899
Merisant Company                                       6/27/2003                      50,700
Rocky River Private Placement                         12/12/2000                      32,531
TransTexas Gas Corporation                              3/3/1998                      17,697
TransTexas Gas Corporation, Common Stock                3/3/1998                       1,165
United AirLines, Inc. - 7.73% due 7/1/2010             4/17/2002                     133,912
United AirLines, Inc. - 6.602% due 9/1/2013            1/11/2002                     126,470

(c) Step coupon bond.

(d) Non-income producing and in bankruptcy.

(e) Non-income producing and in default.

(f) In bankruptcy.

(g) The value of the denoted categories of investments
    represents less than 0.1% of the total investments of
    the High Yield Bond Portfolio.

(h) The interest rate shown reflects the yield.

The accompanying notes to the financial statements
are an integral part of this schedule.

Bond Index Portfolio
Schedule of Investments as of June 30, 2003 (unaudited)(a)

   Principal
      Amount   Long-Term Fixed Income (86.3%)                           Interest Rate     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------

Asset-Backed Securities (1.3%)
-------------------------------------------------------------------------------------------------------------------------
  $1,000,000   Citibank Credit Card Issuance Trust(b)                           4.100%        12/7/2006        $1,038,901
     356,579   Countrywide Home Loans, Inc.                                     6.517         1/25/2029           360,651
     450,000   GMAC Mortgage Corporation Loan Trust(b,c)                        1.165         7/25/2003           450,441
     100,033   Green Tree Financial Corporation                                 6.330         11/1/2029           101,776
     450,000   MBNA Credit Card Master Notes Trust(c)                           1.290         7/15/2003           450,838
     250,000   NationsBank Credit Card Master Trust(b)                          6.000        12/15/2005           255,550
     250,000   PECO Energy Transition Trust                                     6.050          3/1/2009           278,440
     442,000   Vanderbilt Mortgage Finance Corporation                          7.820         11/7/2017           475,940
-------------------------------------------------------------------------------------------------------------------------
               Total Asset-Backed Securities                                                                    3,412,537
=========================================================================================================================

Basic Materials (0.7%)
-------------------------------------------------------------------------------------------------------------------------
     350,000   Dow Chemical Company(b)                                          5.750        11/15/2009           382,775
     650,000   International Paper Company                                      5.850        10/30/2012           708,427
     300,000   Potash Corporation of Saskatchewan, Inc.                         7.750         5/31/2011           368,749
     500,000   Weyerhaeuser Company                                             6.750         3/15/2012           567,600
-------------------------------------------------------------------------------------------------------------------------
               Total Basic Materials                                                                            2,027,551
=========================================================================================================================

Capital Goods (1.0%)
-------------------------------------------------------------------------------------------------------------------------
     250,000   Caterpillar, Inc.                                                9.000         4/15/2006           294,466
   1,050,000   General Electric Company                                         5.000          2/1/2013         1,109,070
     250,000   Hanson plc                                                       6.750         9/15/2005           273,631
     500,000   Lockheed Martin Corporation                                      8.200         12/1/2009           632,308
     200,000   Northrop Grumman Corporation(b)                                  7.125         2/15/2011           239,584
     200,000   Raytheon Company                                                 5.500        11/15/2012           213,875
-------------------------------------------------------------------------------------------------------------------------
               Total Capital Goods                                                                              2,762,934
=========================================================================================================================

Commercial Mortgage-Backed Securities (2.1%)
-------------------------------------------------------------------------------------------------------------------------
     700,000   Banc of America Commercial Mortgage, Inc.(b)                     5.118         7/11/2043           755,294
     250,000   CS First Boston Mortgage Securities Corporation                  2.843         5/15/2038           248,769
     265,000   CS First Boston Mortgage Securities Corporation                  6.480         5/17/2040           304,167
     400,000   GMAC Commercial Mortgage Securities, Inc.                        6.175         5/15/2033           455,880
   1,000,000   J.P. Morgan Chase Commercial Mortgage Securities
               Corporation(c)                                                   1.500         7/14/2003         1,000,059
   1,000,000   LB-UBS Commercial Mortgage Trust                                 3.086         5/15/2027         1,003,238
     438,754   Morgan Stanley Capital I, Inc.                                   6.250         3/15/2030           468,627
     500,000   Morgan Stanley Capital I, Inc.                                   6.550         3/15/2030           571,915
     300,866   Morgan Stanley Capital I, Inc.                                   6.120         3/15/2031           326,473
     450,000   Nationslink Funding Corporation                                  6.316         1/20/2031           516,113
-------------------------------------------------------------------------------------------------------------------------
               Total Commercial Mortgage-Backed Securities                                                      5,650,535
=========================================================================================================================

Communications Services (2.4%)
-------------------------------------------------------------------------------------------------------------------------
     200,000   AT&T Corporation                                                 7.800        11/15/2011           228,622
     350,000   AT&T Wireless Services, Inc.                                     7.875          3/1/2011           413,358
     650,000   BellSouth Corporation(b)                                         6.875        10/15/2031           765,116
     200,000   British Telecom plc(b)                                           8.375        12/15/2010           252,936
     400,000   Cingular Wireless, Inc.                                          6.500        12/15/2011           460,869
     225,000   Comcast Corporation                                              5.500         3/15/2011           240,546
     500,000   Cox Communications, Inc.                                         4.625          6/1/2013           500,962
     200,000   Deutsche Telekom International Finance(d)                        8.500         6/15/2010           245,676
     200,000   France Telecom SA(d)                                             9.250          3/1/2011           251,713
     250,000   Pacific Bell                                                     7.125         3/15/2026           299,682
     400,000   SBC Communications, Inc.                                         5.875          2/1/2012           449,050
     700,000   Sprint Capital Corporation                                       6.375          5/1/2009           765,636
     425,000   Tele-Communications, Inc. (TCI Group)                            7.875          8/1/2013           514,767
     500,000   Verizon Global Funding Corporation                               7.375          9/1/2012           609,852
     500,000   Verizon Global Funding Corporation                               7.750         12/1/2030           633,238
-------------------------------------------------------------------------------------------------------------------------
               Total Communications Services                                                                    6,632,023
=========================================================================================================================

Consumer Cyclical (2.4%)
-------------------------------------------------------------------------------------------------------------------------
     500,000   AOL Time Warner, Inc.                                            6.125         4/15/2006           546,723
     350,000   AOL Time Warner, Inc.                                            6.875          5/1/2012           399,566
     650,000   DaimlerChrysler North American Holdings Corporation              4.750         1/15/2008           666,767
     304,883   Ford Credit Auto Owner Trust                                     5.120        10/15/2004           307,287
     500,000   Ford Motor Credit Company                                        6.500         1/25/2007           526,062
   1,000,000   Ford Motor Credit Company                                        7.250        10/25/2011         1,028,073
   1,000,000   General Motors Acceptance Corporation                            6.875         8/28/2012           997,656
     600,000   General Motors Acceptance Corporation                            8.000         11/1/2031           588,699
     560,000   Target Corporation                                               6.350         1/15/2011           646,218
     650,000   Viacom, Inc.                                                     5.625         8/15/2012           722,126
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Cyclical                                                                          6,429,177
=========================================================================================================================

Consumer Non-Cyclical (1.1%)
-------------------------------------------------------------------------------------------------------------------------
     650,000   Bunge Limited Finance Corporation                                7.800        10/15/2012           760,997
     300,000   ConAgra Foods, Inc.(b)                                           6.000         9/15/2006           332,386
     400,000   General Mills, Inc.                                              6.000         2/15/2012           451,583
     250,000   Kimberly-Clark Corporation(b)                                    6.375          1/1/2028           289,659
     650,000   Merck & Company, Inc                                             5.950         12/1/2028           726,175
     305,000   Safeway, Inc.                                                    7.500         9/15/2009           360,430
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Non-Cyclical                                                                      2,921,230
=========================================================================================================================

Energy (1.0%)
-------------------------------------------------------------------------------------------------------------------------
     500,000   Anadarko Finance Company(b)                                      6.750          5/1/2011           586,046
     500,000   Burlington Resources, Inc.(b)                                    6.500         12/1/2011           584,233
     650,000   ConocoPhillips Corporation(b)                                    4.750        10/15/2012           686,941
     425,000   Pemex Project Funding Master Trust                               9.125        10/13/2010           514,250
     300,000   Union Oil Company of California                                  5.050         10/1/2012           313,674
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                     2,685,144
=========================================================================================================================

Financials (11.6%)
-------------------------------------------------------------------------------------------------------------------------
     250,000   African Development Bank                                         6.875        10/15/2015           307,405
     310,000   Allstate Corporation                                             7.200         12/1/2009           375,606
     250,000   Associates Corporation of North America                          6.250         11/1/2008           287,786
     250,000   Avalon Properties, Inc.                                          6.625         1/15/2005           267,975
     200,000   Avalonbay Communities, Inc.                                      6.500         1/15/2005           210,267
     725,000   Bank of America Corporation                                      3.875         1/15/2008           760,313
     425,000   Bank One Corporation                                             5.900        11/15/2011           480,296
     600,000   BB&T Corporation                                                 6.500          8/1/2011           703,703
     600,000   Boeing Capital Corporation(b)                                    5.650         5/15/2006           648,404
     350,000   CIT Group, Inc.                                                  5.750         9/25/2007           381,665
     450,000   Citigroup, Inc.                                                  3.500          2/1/2008           462,868
     500,000   Citigroup, Inc.                                                  7.250         10/1/2010           605,808
     400,000   Countrywide Home Loans, Inc.                                     5.625         7/15/2009           444,728
     650,000   Credit Suisse First Boston USA, Inc.(b)                          4.625         1/15/2008           694,119
   1,000,000   CS First Boston Mortgage Securities Corporation                  3.861         3/15/2036         1,032,184
     250,000   EOP Operating, LP                                                6.625         2/15/2005           267,430
     500,000   First Union National Bank                                        7.800         8/18/2010           620,381
     600,000   Goldman Sachs Group, Inc.                                        6.600         1/15/2012           697,188
     725,000   Honda Auto Receivables Owner Trust                               2.480         7/18/2008           736,238
     650,000   Household Finance Corporation                                    6.375        11/27/2012           740,432
     650,000   International Lease Finance Corporation                          5.875          5/1/2013           699,778
     575,000   Lehman Brothers Holdings                                         4.000         1/22/2008           599,267
   6,641,000   Morgan Stanley and Company                                       5.878          3/1/2007         7,304,303
     550,000   Morgan Stanley and Company                                       3.625          4/1/2008           563,646
   5,856,000   Morgan Stanley and Company                                       7.252         9/15/2011         6,910,900
   2,112,000   Morgan Stanley and Company                                       7.700          3/1/2032         2,556,196
     300,000   PNC Funding Corporation                                          6.875         7/15/2007           341,348
     600,000   ProLogis Trust                                                   5.500          3/1/2013           640,401
     500,000   Washington Mutual Bank                                           5.500         1/15/2013           545,059
     550,000   Wells Fargo Company                                              3.500          4/4/2008           567,356
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                31,453,050
=========================================================================================================================

Foreign (1.8%)
-------------------------------------------------------------------------------------------------------------------------
     350,000   Canadian Government                                              5.250         11/5/2008           395,106
     650,000   European Investment Bank(b)                                      3.000         6/16/2008           664,060
     500,000   Export-Import Bank of Korea                                      6.500        11/15/2006           554,604
     400,000   International Bank for Reconstruction and Development            5.000         3/28/2006           435,914
     825,000   Mexico Government International                                  7.500         1/14/2012           944,625
     250,000   Province of Nova Scotia                                          7.250         7/27/2013           317,254
     250,000   Province of Ontario                                              6.000         2/21/2006           276,880
     300,000   Province of Quebec                                               7.500         7/15/2023           392,082
     500,000   Republic of Italy                                                6.000         2/22/2011           583,466
     200,000   Republic of Italy                                                4.375         6/15/2013           207,936
     200,000   Resolution Funding Corporation                                   8.125        10/15/2019           278,619
-------------------------------------------------------------------------------------------------------------------------
               Total Foreign                                                                                    5,050,546
=========================================================================================================================

Mortgage-Backed Securities (29.7%)
-------------------------------------------------------------------------------------------------------------------------
   8,700,000   Federal Home Loan Mortgage Corporation 30-Yr. Gold
               Conventional                                                     6.000          7/1/2033         9,018,089
   1,538,089   Federal Home Loan Mortgage Corporation 30-Yr. Gold
               Conventional                                                     5.500         11/1/2017         1,595,284
      49,280   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     7.500         12/1/2009            52,575
      28,791   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     7.000          1/1/2011            30,614
      49,100   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     6.500         10/1/2012            51,671
      39,832   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     6.500          1/1/2013            41,870
      94,399   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     6.000          9/1/2013            98,399
     197,091   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     5.500          3/1/2014           205,435
     184,820   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     6.000          4/1/2014           192,651
      73,725   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     7.000         10/1/2014            78,317
     504,359   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     7.500          1/1/2015           538,138
     119,936   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     6.500          3/1/2016           126,005
     283,857   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     6.000          9/1/2016           295,216
     566,036   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     6.500         10/1/2016           594,531
   1,223,213   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through(b)                                                  7.000          6/1/2017         1,299,204
   1,907,110   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through(b)                                                  6.000          7/1/2017         1,983,261
   2,387,774   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     5.500         12/1/2017         2,476,566
     236,578   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.000          6/1/2016           246,045
      29,948   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.500          4/1/2024            31,319
      47,854   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.000          5/1/2024            50,409
      11,026   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.500          8/1/2025            11,784
      77,355   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     8.500         11/1/2025            83,763
      16,276   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     8.000          1/1/2026            17,603
      11,696   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.000          6/1/2026            12,298
      32,886   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.000          4/1/2027            34,556
     191,743   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     8.000          5/1/2027           207,375
      29,343   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.500          7/1/2027            31,323
      77,857   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.000          8/1/2027            81,810
      25,534   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.500         10/1/2027            27,203
      39,964   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.000          5/1/2028            41,969
      91,117   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.000          8/1/2028            94,601
     107,423   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.500         10/1/2028           111,934
      71,920   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.500          2/1/2029            74,940
     192,284   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.000          3/1/2029           199,579
      84,782   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.000          7/1/2029            88,930
     121,194   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.500         10/1/2029           128,864
      92,670   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.500         11/1/2029            98,535
     232,082   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.500          5/1/2031           241,508
     451,133   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.000          6/1/2031           467,758
     131,686   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.000          6/1/2031           138,058
     145,500   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.000          6/1/2031           152,541
     440,950   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.000          7/1/2031           457,200
     148,440   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.000          9/1/2031           155,622
     362,791   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.500         10/1/2031           377,526
     325,886   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.000          1/1/2032           337,896
   1,497,863   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through(b)                                                  6.000          1/1/2032         1,553,062
     548,563   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through(b)                                                  7.000          5/1/2032           575,116
   1,757,768   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through(b)                                                  6.500          7/1/2032         1,829,218
   1,465,308   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through(b)                                                  7.000          8/1/2032         1,536,235
   1,411,144   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.500         10/1/2032         1,468,504
   2,385,126   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.000         11/1/2032         2,472,994
   2,700,000   Federal National Mortgage Association 15-Yr.
               Conventional(e)                                                  4.500          7/1/2018         2,754,000
   7,900,000   Federal National Mortgage Association 15-Yr.
               Conventional(e)                                                  5.000          7/1/2018         8,159,215
  14,400,000   Federal National Mortgage Association 30-Yr.
               Conventional(e)                                                  5.500          7/1/2033        14,881,514
      49,670   Federal National Mortgage Association 30-Yr. Pass
               Through                                                          6.500          5/1/2026            51,963
      22,686   Federal National Mortgage Association 30-Yr. Pass
               Through                                                          8.000          9/1/2026            24,609
   2,295,372   Federal National Mortgage Association 30-Yr. Pass
               Through                                                          6.500         12/1/2032         2,393,688
      34,416   Federal National Mortgage Association Conventional
               15-Yr. Pass Through                                              6.000          4/1/2011            36,022
      27,612   Federal National Mortgage Association Conventional
               15-Yr. Pass Through                                              7.500          7/1/2011            29,562
      24,276   Federal National Mortgage Association Conventional
               15-Yr. Pass Through                                              8.000          7/1/2012            26,104
      13,904   Federal National Mortgage Association Conventional
               15-Yr. Pass Through                                              7.000          9/1/2012            14,797
      49,189   Federal National Mortgage Association Conventional
               15-Yr. Pass Through                                              6.500         12/1/2012            51,992
      89,588   Federal National Mortgage Association Conventional
               15-Yr. Pass Through                                              6.500          6/1/2013            94,585
     157,656   Federal National Mortgage Association Conventional
               15-Yr. Pass Through                                              6.000         12/1/2013           164,926
      20,641   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                             10.500          8/1/2020            23,675
      33,941   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              8.000         12/1/2024            36,921
      37,827   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.000         10/1/2025            39,964
     153,857   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.500         11/1/2025           161,243
      18,924   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              8.500         12/1/2025            20,557
      39,392   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.500          1/1/2026            42,085
      23,826   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.000          2/1/2026            25,162
      18,888   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.500          2/1/2027            20,157
      24,719   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.000          3/1/2027            26,106
      29,908   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.500          8/1/2027            31,250
      23,677   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.500         11/1/2027            25,217
      33,356   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              9.000         11/1/2027            36,869
      15,669   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.000          1/1/2028            16,539
     486,871   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.500          2/1/2028           518,534
      80,728   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.000          5/1/2028            84,045
      48,957   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.500          9/1/2028            51,123
      86,423   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.000         10/1/2028            91,162
     272,107   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.500         11/1/2028           290,383
     200,915   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.000         12/1/2028           209,170
      68,149   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.000         12/1/2028            71,886
      76,835   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.500          2/1/2029            80,234
     224,449   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.000          3/1/2029           233,671
     159,460   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.000          3/1/2029           168,008
     328,550   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.500          4/1/2029           342,982
     121,188   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.500          8/1/2029           126,511
     113,731   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.500          8/1/2029           120,889
      97,273   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.000         10/1/2029           102,488
     108,776   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.500         12/1/2029           115,622
      57,093   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              8.000          4/1/2030            61,567
      49,226   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.500         12/1/2030            52,301
     564,353   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.000          5/1/2031           586,722
     801,337   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.500          4/1/2032           835,660
   1,178,173   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.500          5/1/2032         1,228,637
     589,137   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.000          5/1/2032           620,418
     833,178   Federal National Mortgage Association Conventional
               30-Yr. Pass Through(b)                                           6.500          7/1/2032           868,865
   2,707,396   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.500          7/1/2032         2,823,359
   1,636,940   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.500          8/1/2032         1,707,053
      50,103   Government National Mortgage Association 15-Yr. Pass
               Through                                                          6.500         6/15/2009            53,323
     105,524   Government National Mortgage Association 15-Yr. Pass
               Through                                                          7.000         9/15/2013           113,269
      44,565   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.500         3/15/2023            47,709
      48,520   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.000         1/15/2024            51,576
      19,351   Government National Mortgage Association 30-Yr. Pass
               Through                                                          9.000         9/15/2024            21,501
      27,272   Government National Mortgage Association 30-Yr. Pass
               Through                                                          8.000         6/15/2025            29,582
      80,527   Government National Mortgage Association 30-Yr. Pass
               Through                                                          6.000         5/15/2026            84,846
     123,825   Government National Mortgage Association 30-Yr. Pass
               Through                                                          8.000         7/15/2026           134,233
      24,455   Government National Mortgage Association 30-Yr. Pass
               Through                                                          8.000         9/15/2026            26,510
      25,975   Government National Mortgage Association 30-Yr. Pass
               Through                                                          8.000        10/15/2026            28,159
      10,244   Government National Mortgage Association 30-Yr. Pass
               Through                                                          8.500        12/15/2026            11,112
      27,293   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.500         3/15/2027            29,045
      28,687   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.500        10/15/2027            30,529
      78,636   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.000        11/15/2027            83,243
     145,140   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.000        11/15/2027           153,643
      63,127   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.000         1/15/2028            66,774
      76,365   Government National Mortgage Association 30-Yr. Pass
               Through                                                          8.000         4/15/2028            82,455
      86,832   Government National Mortgage Association 30-Yr. Pass
               Through                                                          6.500         7/15/2028            91,313
      85,250   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.000         8/15/2028            90,175
     163,029   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.500        11/15/2028           173,396
      91,801   Government National Mortgage Association 30-Yr. Pass
               Through                                                          6.500        12/15/2028            96,539
     170,437   Government National Mortgage Association 30-Yr. Pass
               Through                                                          6.500         3/15/2029           179,186
     169,528   Government National Mortgage Association 30-Yr. Pass
               Through                                                          6.500         4/15/2029           178,230
     135,652   Government National Mortgage Association 30-Yr. Pass
               Through                                                          8.000        10/15/2030           146,406
     110,473   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.500         1/15/2031           117,375
     139,767   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.000         4/15/2031           147,619
     418,146   Government National Mortgage Association 30-Yr. Pass
               Through(b)                                                       6.500         6/15/2031           439,092
     338,573   Government National Mortgage Association 30-Yr. Pass
               Through                                                          6.500         7/15/2031           355,533
     226,210   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.000         9/15/2031           238,918
     253,391   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.000         9/15/2031           267,627
   1,295,812   Government National Mortgage Association 30-Yr. Pass
               Through                                                          6.500         1/15/2032         1,360,641
     679,782   Government National Mortgage Association 30-Yr. Pass
               Through                                                          6.500         4/15/2032           713,792
   2,314,784   Government National Mortgage Association 30-Yr. Pass
               Through                                                          6.500         7/15/2032         2,430,593
-------------------------------------------------------------------------------------------------------------------------
               Total Mortgage-Backed Securities                                                                80,769,860
=========================================================================================================================

Technology (0.2%)
-------------------------------------------------------------------------------------------------------------------------
     500,000   International Business Machines Corporation                      4.250         9/15/2009           528,628
-------------------------------------------------------------------------------------------------------------------------
               Total Technology                                                                                   528,628
=========================================================================================================================

Transportation (0.3%)
-------------------------------------------------------------------------------------------------------------------------
     323,779   Delta Air Lines, Inc.(b)                                         6.619         3/18/2011           326,305
     500,000   Union Pacific Corporation                                        7.000          2/1/2016           608,219
-------------------------------------------------------------------------------------------------------------------------
               Total Transportation                                                                               934,524
=========================================================================================================================

U.S. Government (29.5%)
-------------------------------------------------------------------------------------------------------------------------
     500,000   Federal Home Loan Bank                                           4.125         1/14/2005           521,535
     250,000   Federal Home Loan Bank                                           6.500        11/29/2005           279,306
     600,000   Federal Home Loan Bank                                           5.250         8/15/2006           660,959
     500,000   Federal Home Loan Bank                                           6.625         8/27/2007           583,652
     500,000   Federal Home Loan Bank                                           3.375         2/15/2008           518,358
     500,000   Federal Home Loan Bank                                           2.750         3/14/2008           504,769
     700,000   Federal Home Loan Bank                                           5.925          4/9/2008           804,587
     500,000   Federal Home Loan Bank                                           4.500        11/15/2012           527,248
   1,000,000   Federal Home Loan Mortgage Corporation                           3.875         2/15/2005         1,040,870
     500,000   Federal Home Loan Mortgage Corporation                           7.000         7/15/2005           555,660
   3,000,000   Federal Home Loan Mortgage Corporation                           2.875         9/15/2005         3,088,620
     500,000   Federal Home Loan Mortgage Corporation                           6.750         5/30/2006           570,230
     500,000   Federal Home Loan Mortgage Corporation                           7.100         4/10/2007           589,564
   1,150,000   Federal Home Loan Mortgage Corporation                           5.750         4/15/2008         1,314,107
   1,050,000   Federal Home Loan Mortgage Corporation                           6.000         6/15/2011         1,226,277
   1,000,000   Federal Home Loan Mortgage Corporation                           5.125         7/15/2012         1,103,246
   1,000,000   Federal Home Loan Mortgage Corporation                           4.500         1/15/2013         1,050,487
     200,000   Federal National Mortgage Association                            5.625         5/14/2004           207,816
   2,000,000   Federal National Mortgage Association                            3.000         6/15/2004         2,034,568
     600,000   Federal National Mortgage Association                            6.500         8/15/2004           635,691
   2,000,000   Federal National Mortgage Association(b)                         3.875         3/15/2005         2,087,916
     700,000   Federal National Mortgage Association                            5.500          5/2/2006           768,512
   1,000,000   Federal National Mortgage Association                            4.250         7/15/2007         1,076,088
   1,000,000   Federal National Mortgage Association                            3.250         1/15/2008         1,033,538
   1,500,000   Federal National Mortgage Association                            5.750         2/15/2008         1,711,452
     500,000   Federal National Mortgage Association                            6.000         5/15/2008           577,388
   1,000,000   Federal National Mortgage Association                            5.250         1/15/2009         1,122,821
   1,000,000   Federal National Mortgage Association                            6.250          2/1/2011         1,153,224
   2,000,000   Federal National Mortgage Association                            6.125         3/15/2012         2,358,686
     500,000   Federal National Mortgage Association                            5.960         9/11/2028           557,360
     100,000   Federal National Mortgage Association                            6.250         5/15/2029           117,116
     250,000   Tennessee Valley Authority                                       6.000         3/15/2013           292,047
     250,000   U.S. Treasury Bonds                                             10.375        11/15/2012           333,018
   1,800,000   U.S. Treasury Bonds                                              7.500        11/15/2016         2,443,430
     350,000   U.S. Treasury Bonds                                              8.750         5/15/2017           523,893
     400,000   U.S. Treasury Bonds                                              8.875         2/15/2019           612,594
     475,000   U.S. Treasury Bonds                                              8.125         8/15/2019           686,987
     250,000   U.S. Treasury Bonds                                              8.125         8/15/2021           365,566
     290,000   U.S. Treasury Bonds                                              7.625        11/15/2022           407,926
   1,050,000   U.S. Treasury Bonds                                              6.250         8/15/2023         1,286,168
     260,000   U.S. Treasury Bonds                                              7.500        11/15/2024           365,016
     850,000   U.S. Treasury Bonds                                              6.875         8/15/2025         1,119,941
     465,000   U.S. Treasury Bonds                                              6.625         2/15/2027           598,451
     500,000   U.S. Treasury Bonds                                              6.375         8/15/2027           626,348
   1,000,000   U.S. Treasury Bonds(b)                                           5.500         8/15/2028         1,124,883
   1,500,000   U.S. Treasury Bonds                                              5.250         2/15/2029         1,633,300
     800,000   U.S. Treasury Bonds                                              6.125         8/15/2029           977,531
   3,200,000   U.S. Treasury Notes                                              3.375         4/30/2004         3,262,874
     575,000   U.S. Treasury Notes(b)                                           7.250         5/15/2004           605,974
   2,500,000   U.S. Treasury Notes                                              3.250         5/31/2004         2,550,488
   1,000,000   U.S. Treasury Notes(b)                                           7.250         8/15/2004         1,068,945
     475,000   U.S. Treasury Notes                                              7.875        11/15/2004           518,399
     460,000   U.S. Treasury Notes                                              7.500         2/15/2005           506,575
   2,700,000   U.S. Treasury Notes                                              1.625         3/31/2005         2,718,562
     400,000   U.S. Treasury Notes                                              6.750         5/15/2005           440,516
     500,000   U.S. Treasury Notes(b)                                           5.625         2/15/2006           552,832
   1,000,000   U.S. Treasury Notes                                              2.000         5/15/2006         1,010,625
     700,000   U.S. Treasury Notes                                              6.500        10/15/2006           804,234
   3,350,000   U.S. Treasury Notes                                              3.500        11/15/2006         3,531,242
   6,750,000   U.S. Treasury Notes(b)                                           4.375         5/15/2007         7,333,240
   1,000,000   U.S. Treasury Notes                                              5.500         5/15/2009         1,151,797
   2,300,000   U.S. Treasury Notes                                              6.000         8/15/2009         2,713,011
   4,000,000   U.S. Treasury Notes(b)                                           5.000         2/15/2011         4,489,844
   2,000,000   U.S. Treasury Notes                                              4.875         2/15/2012         2,223,124
     600,000   U.S. Treasury Notes                                              4.375         8/15/2012           643,336
     400,000   U.S. Treasury Notes                                              4.000        11/15/2012           416,234
-------------------------------------------------------------------------------------------------------------------------
               Total U.S. Government                                                                           80,320,602
=========================================================================================================================

Utilities (1.2%)
-------------------------------------------------------------------------------------------------------------------------
     400,000   CenterPoint Energy Houston Electric, LLC                         5.600          7/1/2023           394,258
     250,000   Columbia Energy Group                                            7.320        11/28/2010           277,978
     500,000   Consumers Energy Company                                         4.000         5/15/2010           498,392
     475,000   Duke Capital Corporation(b)                                      6.250         10/1/2009           543,423
     400,000   Niagara Mohawk Power Corporation(b)                              7.750         10/1/2008           479,228
     375,000   Oncor Electric Delivery Company                                  6.375         1/15/2015           425,409
     600,000   Public Service Company of Colorado                               7.875         10/1/2012           755,381
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                  3,374,069
-------------------------------------------------------------------------------------------------------------------------
               Total Long-Term Fixed Income (cost $225,674,803)                                               234,952,410
=========================================================================================================================
   Shares or
   Principal
      Amount   Short-Term Investments (13.7%)                        Interest Rate(f)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  $5,000,000   Alpine Securitization Corporation                                1.051%        7/14/2003        $4,998,104
   5,000,000   Amsterdam Funding Corporation                                    1.061         7/18/2003         4,997,497
   2,800,000   Corporate Receivables Corporation                                1.081         7/14/2003         2,798,908
   5,000,000   Delaware Funding Corporation                                     1.071         7/17/2003         4,997,622
   9,440,089   LB Series Fund Money Market Portfolio                            0.805               N/A         9,440,089
   2,500,000   Old Line Funding Corporation                                     1.051         7/17/2003         2,498,833
   2,700,000   Thunder Bay Funding, Inc.                                        1.120          7/2/2003         2,699,916
   4,800,000   Cargill, Inc.                                                    1.101         7/11/2003         4,798,533
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                37,229,502
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $262,904,305)                                                         $272,181,912
=========================================================================================================================

(a) The categories of investment are shown as a percentage of total investments.

(b) Earmarked as collateral as discussed in the notes to
    the financial statements.

(c) Denotes variable rate obligations for which the
    current yield and next scheduled reset date are
    shown.

(d) Step coupon bond.

(e) Denotes investments purchased on a when-issued basis.

(f) The interest rate shown reflects the yield or, for
    securities purchased at a discount, the discount rate
    at the date of purchase.

The accompanying notes to the financial statements
are an integral part of this schedule.

Mortgage Securities Portfolio
Schedule of Investments as of June 30, 2003 (unaudited)(a)

   Principal
      Amount   Long-Term Fixed Income (56.7%)                           Interest Rate     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------

Commercial Mortgage-Backed Securities (3.1%)
-------------------------------------------------------------------------------------------------------------------------
    $500,000   CS First Boston Mortgage Securities Corporation                  2.843%        5/15/2038          $497,538
     500,000   LB-UBS Commercial Mortgage Trust(b)                              3.086         5/15/2027           501,619
-------------------------------------------------------------------------------------------------------------------------
               Total Commercial Mortgage-Backed Securities                                                        999,157
=========================================================================================================================

Financials (2.5%)
-------------------------------------------------------------------------------------------------------------------------
     800,000   General Electric Capital Corporation(b,c)                        1.361         8/12/2003           799,948
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                   799,948
=========================================================================================================================

Mortgage-Backed Securities (48.0%)
-------------------------------------------------------------------------------------------------------------------------
   2,500,000   Federal Home Loan Mortgage Corporation 15-Yr. Gold
               Conventional(d)                                                  5.000          7/1/2018         2,581,250
   4,000,000   Federal Home Loan Mortgage Corporation 15-Yr. Gold
               Conventional(d)                                                  5.500          7/1/2018         4,147,500
   3,500,000   Federal National Mortgage Association 30-Yr.
               Conventional(d)                                                  5.000          7/1/2033         3,555,783
   5,000,000   Federal National Mortgage Association 30-Yr.
               Conventional(d)                                                  6.000          7/1/2033         5,195,309
-------------------------------------------------------------------------------------------------------------------------
               Total Mortgage-Backed Securities                                                                15,479,842
=========================================================================================================================

Variable Rate Notes (3.1%)
-------------------------------------------------------------------------------------------------------------------------
   1,000,000   Capital Auto Receivables Asset Trust(b,c)                        1.283         7/15/2003           999,476
-------------------------------------------------------------------------------------------------------------------------
               Total Variable Rate Notes                                                                          999,476
-------------------------------------------------------------------------------------------------------------------------
               Total Long-Term Fixed Income (cost $18,316,680)                                                 18,278,423
=========================================================================================================================

   Shares or
   Principal
      Amount   Short-Term Investments (43.3%)                        Interest Rate(e)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
    $800,000   Amsterdam Funding Corporation(b)                                 1.191%        7/11/2003          $799,735
     900,000   Asset Securitization Cooperative Corporation                     1.031          8/5/2003           899,099
     800,000   Ciesco, LP(b)                                                    0.941         7/30/2003           799,394
     500,000   Corporate Receivables Corporation(b)                             1.231          7/3/2003           499,966
     800,000   CXC, Inc.(b)                                                     1.081         7/15/2003           799,664
     800,000   Delaware Funding Corporation(b)                                  1.071         7/17/2003           799,620
     854,000   Kitty Hawk Funding Corporation(b)                                0.931          8/6/2003           853,206
     530,000   Old Line Funding Corporation(b)                                  1.051         7/21/2003           529,691
     800,000   Park Avenue Receivables Corporation(b)                           1.231         7/10/2003           799,754
     800,000   Preferred Receivables Funding Corporation(b)                     1.221          7/9/2003           799,783
     800,000   Thunder Bay Funding, Inc.(b)                                     0.991          8/1/2003           799,318
     800,000   Triple A-1 Funding Corporation(b)                                0.000         7/23/2003           799,482
     800,000   Tulip Funding Corporation(b)                                     1.271          7/1/2003           800,000
     800,000   SBC International(b)                                             0.931         7/24/2003           799,525
     900,000   Verizon Network Funding(b)                                       1.011          8/4/2003           899,142
     800,000   Toyota Motor Credit Corporation(b)                               1.031         7/14/2003           799,702
     670,000   Merrill Lynch & Company, Inc.                                    1.300          7/1/2003           670,000
       1,397   SSgA Money Market Fund                                           0.790               N/A             1,397
     800,000   Stadshypotek AB Delaware(b)                                      1.092         7/29/2003           799,322
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                13,947,800
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $32,264,480)                                                           $32,226,223
=========================================================================================================================

(a) The categories of investment are shown as a percentage of total investments.

(b) Earmarked as collateral as discussed in the notes to
    the financial statements.

(c) Denotes variable rate obligations for which the
    current yield and next scheduled reset date are
    shown.

(d) Denotes investments purchased on a when-issued basis.

(e) The interest rate shown reflects the yield or, for
    securities purchased at a discount, the discount rate
    at the date of purchase.

The accompanying notes to the financial statements
are an integral part of this schedule.

This page intentionally left blank.

AAL Variable Product Series Fund, Inc.
Statement of Assets and Liabilities

                                                           Technology      Small Cap      Small Cap      Small Cap
                                                                Stock          Stock          Index          Value
As of June 30, 2003 (unaudited)                             Portfolio      Portfolio      Portfolio      Portfolio
------------------------------------------------------------------------------------------------------------------

Assets
Investments at cost                                       $21,822,979    $95,372,203   $311,430,079     $5,902,467
Investments at value                                       20,964,567    108,277,430    306,583,122      6,398,714

Cash                                                               16             --          1,292             --
Initial margin deposit on open future contracts                    --             --        180,000             --
Dividends and interest receivable                               5,727         48,808        196,490          3,616
Receivable for investments sold                                    --      2,040,856      3,621,632         46,154
Receivable for fund shares sold                                88,367        216,281        148,286        158,878
Receivable for forward contracts                                   --             --             --             --
Receivable for variation margin                                    --             --         12,375             --
Total Assets                                               21,058,677    110,583,375    310,743,197      6,607,362

Liabilities
Accrued expenses                                                   --             --             --             --
Payable for investments purchased                             270,482        207,790        476,980             --
Payable for fund shares redeemed                               19,868         15,996        175,461        330,040
Payable for forward contracts                                      --             --             --             --
Payable for variation margin                                       --             --             --             --
Payable to affiliate                                           15,398         63,976         78,396          4,048
Total Liabilities                                             305,748        287,762        730,837        334,088

Net Assets
Capital stock (beneficial interest)                        23,694,642    106,793,940    323,849,699      5,677,036
Accumulated undistributed net
investment income/(loss)                                      (31,633)        19,252        757,689          1,673
Accumulated undistributed net realized
gain/(loss) on investments and foreign
currency transactions                                      (2,051,668)    (9,422,806)    (9,724,731)        98,318
Net unrealized appreciation/(depreciation) on:
Investments                                                  (858,412)    12,905,227     (4,846,957)       496,247
Futures contracts                                                  --             --        (23,340)            --
Foreign currency forward contracts                                 --             --             --             --
Foreign currency transactions                                      --             --             --             --
Total Net Assets                                          $20,752,929   $110,295,613   $310,012,360     $6,273,274

Capital shares outstanding                                  3,694,167     11,075,781     24,021,306        562,617

Net asset value per share                                       $5.62          $9.96         $12.91         $11.15

Statement of Assets and Liabilities - continued

                                                              Mid Cap        Mid Cap                       Capital
                                                                Stock          Index  International         Growth
As of June 30, 2003 (unaudited)                             Portfolio      Portfolio      Portfolio      Portfolio
------------------------------------------------------------------------------------------------------------------

Assets
Investments at cost                                       $45,572,146    $37,701,008    $69,318,316   $163,233,909
Investments at value                                       46,274,300     40,948,054     67,536,103    160,391,960

Cash                                                               --             --             --         26,460
Initial margin deposit on open future contracts                    --         81,600             --             --
Dividends and interest receivable                              19,629         26,017        321,967        171,992
Receivable for investments sold                             1,833,436        137,369             --      1,122,497
Receivable for fund shares sold                               159,886        116,793        256,389        878,226
Receivable for forward contracts                                   --             --        371,303             --
Receivable for variation margin                                    --             --             --             --
Total Assets                                               48,287,251     41,309,833     68,485,762    162,591,135

Liabilities
Accrued expenses                                                   --             --             --             --
Payable for investments purchased                           1,597,686        106,930        370,970      1,867,803
Payable for fund shares redeemed                                  336             58         45,708         18,925
Payable for forward contracts                                      --             --        370,970             --
Payable for variation margin                                       --          6,388             --             --
Payable to affiliate                                           30,195         13,186         49,811         98,430
Total Liabilities                                           1,628,217        126,562        837,459      1,985,158

Net Assets
Capital stock (beneficial interest)                        48,034,963     39,823,256    104,567,120    166,467,864
Accumulated undistributed net
investment income/(loss)                                       69,927        161,661        749,587        421,016
Accumulated undistributed net realized
gain/(loss) on investments and foreign
currency transactions                                      (2,148,010)    (2,014,562)   (35,898,777)    (3,440,954)
Net unrealized appreciation/(depreciation) on:
Investments                                                   702,154      3,247,046     (1,782,213)    (2,841,949)
Futures contracts                                                  --        (34,130)            --             --
Foreign currency forward contracts                                 --             --            333             --
Foreign currency transactions                                      --             --         12,253             --
Total Net Assets                                          $46,659,034    $41,183,271    $67,648,303   $160,605,977

Capital shares outstanding                                  5,524,268      4,247,871      8,885,526     20,708,375

Net asset value per share                                       $8.45          $9.70          $7.61          $7.76

Statement of Assets and Liabilities - continued

                                                        Large Company    Real Estate
                                                                Index     Securities
As of June 30, 2003 (unaudited)                             Portfolio      Portfolio
------------------------------------------------------------------------------------

Assets
Investments at cost                                      $618,305,934    $13,591,482
Investments at value                                      598,791,461     13,963,698

Cash                                                               --             --
Initial margin deposit on open future contracts               741,000             --
Dividends and interest receivable                             727,911         59,895
Receivable for investments sold                                    --        119,478
Receivable for fund shares sold                               331,279        294,538
Receivable for forward contracts                                   --             --
Receivable for variation margin                                    --             --
Total Assets                                              600,591,651     14,437,609

Liabilities
Accrued expenses                                               32,601             --
Payable for investments purchased                                  --      1,406,362
Payable for fund shares redeemed                               20,977             43
Payable for forward contracts                                      --             --
Payable for variation margin                                    1,881             --
Payable to affiliate                                          164,952          7,246
Total Liabilities                                             220,411      1,413,651

Net Assets
Capital stock (beneficial interest)                       670,488,241     12,537,923
Accumulated undistributed net
investment income/(loss)                                    3,843,911         87,268
Accumulated undistributed net realized
gain/(loss) on investments and foreign
currency transactions                                     (54,028,946)        26,551
Net unrealized appreciation/(depreciation) on:
Investments                                               (19,514,473)       372,216
Futures contracts                                            (417,493)            --
Foreign currency forward contracts                                 --             --
Foreign currency transactions                                      --             --
Total Net Assets                                         $600,371,240    $13,023,958

Capital shares outstanding                                 34,864,201      1,211,721

Net asset value per share                                      $17.22         $10.75

Statement of Assets and Liabilities - continued

                                                                    High Yield           Bond       Mortgage
                                                       Balanced           Bond          Index     Securities
As of June 30, 2003 (unaudited)                       Portfolio      Portfolio      Portfolio      Portfolio
------------------------------------------------------------------------------------------------------------

Assets
Investments at cost                                $684,424,131    $47,040,120   $262,904,305    $32,264,480
Investments at value                                675,976,349     49,209,745    272,181,912     32,226,223

Cash                                                     30,280             --          1,240             --
Dividends and interest receivable                     2,871,920        939,189      2,260,266          4,072
Receivable for investments sold                              --      1,037,345             --      1,026,563
Receivable for fund shares sold                         369,612         88,688        657,895        162,342
Total Assets                                        679,248,161     51,274,967    275,101,313     33,419,200

Liabilities
Payable for investments purchased                    24,239,515        331,014     34,828,328     16,537,813
Payable for fund shares redeemed                         18,736         24,313        110,458             39
Payable to affiliate                                    157,130         20,698         89,200         14,407
Total Liabilities                                    24,415,381        376,025     35,027,986     16,552,259

Net Assets
Capital stock (beneficial interest)                 704,982,118     62,612,892    230,295,051     16,848,293
Accumulated undistributed net
investment income/(loss)                              8,030,988        (28,539)      (400,226)            --
Accumulated undistributed net realized
gain/(loss) on investments and foreign
currency transactions                               (49,732,544)   (13,855,036)       900,895         56,905
Net unrealized appreciation/(depreciation) on:
Investments                                          (8,447,782)     2,169,625      9,277,607        (38,257)
Total Net Assets                                   $654,832,780    $50,898,942   $240,073,327    $16,866,941

Capital shares outstanding                           49,126,699      7,885,826     22,202,471      1,682,337

Net asset value per share                                $13.33          $6.45         $10.81         $10.03

The accompanying notes to the financial statements are an integral part of this statement.

AAL Variable Product Series Fund, Inc.
Statement of Operations

                                                                Technology      Small Cap      Small Cap      Small Cap
For the six months ended                                             Stock          Stock          Index          Value
June 30, 2003 (unaudited)                                        Portfolio      Portfolio      Portfolio     Portfolio /1/
------------------------------------------------------------------------------------------------------------------------

Investment Income
Dividends                                                          $30,000       $306,389     $1,304,957         $7,857
Taxable interest                                                     1,439         27,054             --          1,322
Foreign dividend tax witholding                                       (275)          (445)        (1,085)            --
Total Investment Income                                             31,164        332,998      1,303,872          9,179

Expenses
Adviser fees                                                        64,156        321,526        469,751          7,591
Administrative service and pricing fees                             20,119         20,348         21,821          4,753
Custody fees                                                         8,765         15,093         28,850          1,279
Printing and postage expenses                                        3,136          7,011         30,153             --
Audit fees                                                          10,593         10,593         12,151            300
Legal fees                                                             166            166            166             --
Directors' fees                                                        167            558          1,379             --
Other expenses                                                       4,658          5,473         81,668            674
Total Expenses Before Reimbursement                                111,760        380,768        645,939         14,597

Less: Reimbursement from adviser                                   (48,984)       (67,028)      (108,180)        (7,088)
Fees paid indirectly                                                   (15)           (38)           (27)            (3)
Total Net Expenses                                                  62,761        313,702        537,732          7,506
Net Investment Income/(Loss)                                       (31,597)        19,296        766,140          1,673

Realized and Unrealized Gains/(Losses) on
Investments and Foreign Currency Transactions
Net realized gains/(losses) on:
Investments                                                        299,762     (4,936,860)    (3,982,604)        98,318
Change in net unrealized appreciation/(depreciation) on:
Investments                                                      3,461,819     17,453,030     37,783,552        496,247
Futures contracts                                                       --             --        (23,340)            --

Net Realized and Unrealized Gains on
Investments and Foreign Currency Transactions                    3,761,581     12,516,170     33,777,608        594,565

Net Increase in Net Assets Resulting
From Operations                                                 $3,729,984    $12,535,466    $34,543,748       $596,238

/1/ Since portfolio inception, April 30, 2003.

Statement of Operations - continued

                                                                   Mid Cap        Mid Cap                       Capital
For the six months                                                   Stock          Index  International         Growth
ended June 30, 2003 (unaudited)                                  Portfolio      Portfolio      Portfolio      Portfolio
-----------------------------------------------------------------------------------------------------------------------

Investment Income
Dividends                                                         $201,975       $219,074     $1,126,990       $772,489
Taxable interest                                                       307          3,563         15,435          4,635
Foreign dividend tax witholding                                       (518)            --       (145,148)            --
Total Investment Income                                            201,764        222,637        997,277        777,124

Expenses
Adviser fees                                                       134,940         63,483        103,768        361,121
Subadviser fees                                                         --             --        141,703             --
Administrative service and pricing fees                             21,246         21,292         28,600         22,090
Custody fees                                                        29,210         19,995         30,644         42,458
Printing and postage expenses                                        6,266          3,417         13,609          9,762
Audit fees                                                          10,593          9,970         13,459         10,593
Legal fees                                                             166            166            166            166
Directors' fees                                                        306            167            418            505
Other expenses                                                       5,247          5,173          5,355          6,448
Total Expenses Before Reimbursement                                207,974        123,663        337,722        453,143

Less: Reimbursement from adviser                                   (76,180)       (62,582)       (92,248)       (97,111)
Fees paid indirectly                                                    (6)           (30)            (3)           (12)
Total Net Expenses                                                 131,788         61,051        245,471        356,020
Net Investment Income                                               69,976        161,586        751,806        421,104

Realized and Unrealized Gains/(Losses) on
Investments and Foreign Currency Transactions
Net realized gains/(losses) on:
Investments                                                        427,242     (2,032,072)    (2,282,726)      (959,682)
Futures contracts                                                       --        256,908             --             --
Foreign currency transactions                                           --             --       (132,159)            --
Change in net unrealized appreciation/(depreciation) on:
Investments                                                      4,413,490      6,667,879      6,876,010     12,614,911
Futures contracts                                                       --        (30,281)            --             --
Foreign currency forward contracts                                      --             --            340             --
Foreign currency transactions                                           --             --            123             --

Net Realized and Unrealized Gains on
Investments and Foreign Currency Transactions                    4,840,732      4,862,434      4,461,588     11,655,229

Net Increase in Net Assets Resulting
From Operations                                                 $4,910,708     $5,024,020     $5,213,394    $12,076,333

/1/ Since portfolio inception, April 30, 2003.

Statement of Operations - continued

                                                             Large Company    Real Estate                    High Yield
For the six months                                                   Index     Securities       Balanced           Bond
ended June 30, 2003 (unaudited)                                  Portfolio     Portfolio /1/   Portfolio      Portfolio
-----------------------------------------------------------------------------------------------------------------------

Investment Income                                               $4,826,035        $96,410     $3,269,599         $2,439
Dividends                                                           41,622          2,403      5,849,703      2,214,818
Taxable interest                                                        --             --             --             --
Foreign dividend tax witholding                                  4,867,657         98,813      9,119,302      2,217,257
Total Investment Income

Expenses                                                           875,804         11,545        988,344         38,101
Adviser fees                                                            --             --             --         63,501
Subadviser fees                                                     26,096          4,701         37,327         22,778
Administrative service and pricing fees                             15,596          1,542         16,632          3,126
Custody fees                                                        46,601             --         54,160          3,602
Printing and postage expenses                                       12,151            300         12,463         13,459
Audit fees                                                             166             --            166            166
Legal fees                                                           2,537             --          2,870            349
Directors' fees                                                    148,877             --        100,741          4,647
Other expenses                                                   1,127,828         18,088      1,212,703        149,729
Total Expenses Before Reimbursement                               (128,151)        (6,543)      (146,048)       (48,052)

Less: Reimbursement from adviser                                       (64)            --           (131)           (75)
Fees paid indirectly                                               999,613         11,545      1,066,524        101,602
Total Net Expenses                                               3,868,044         87,268      8,052,778      2,115,655
Net Investment Income

Realized and Unrealized Gains/(Losses) on
Investments and Foreign Currency Transactions
Net realized gains/(losses) on:                                 (3,117,037)        26,551     (8,109,740)     1,622,118
Investments                                                      1,229,670             --             --             --
Futures contracts                                                       --             --             --             --

Foreign currency transactions
Change in net unrealized appreciation/(depreciation) on:        59,823,155        372,216     48,770,898      3,754,107
Investments                                                       (203,314)            --             --             --
Futures contracts                                                       --             --             --             --
Foreign currency forward contracts                                      --             --             --             --
Foreign currency transactions
Net Realized and Unrealized Gains on                            57,732,474        398,767     40,661,158      5,376,225
Investments and Foreign Currency Transactions

Net Increase in Net Assets Resulting                           $61,600,518       $486,035    $48,713,936     $7,491,880
From Operations

Statement of Operations - continued

                                                                     Bond        Mortgage
For the six months                                                   Index     Securities
ended June 30, 2003 (unaudited)                                  Portfolio     Portfolio /1/
------------------------------------------------------------------------------------------

Investment Income                                               $   18,714        $    15
Dividends                                                        4,540,058         63,459
Taxable interest                                                        --             --
Foreign dividend tax witholding                                  4,558,772         63,474
Total Investment Income

Expenses                                                           371,748         10,776
Adviser fees                                                            --             --
Subadviser fees                                                     30,515          4,749
Administrative service and pricing fees                              7,085            930
Custody fees                                                         9,342             --
Printing and postage expenses                                       12,151            300
Audit fees                                                             166             --
Legal fees                                                             982             --
Directors' fees                                                      8,482             --
Other expenses                                                     440,471         16,755
Total Expenses Before Reimbursement                                (75,571)        (5,979)

Less: Reimbursement from adviser                                     (339)             --
Fees paid indirectly                                               364,561         10,776
Total Net Expenses                                               4,194,211         52,698
Net Investment Income

Realized and Unrealized Gains/(Losses) on
Investments and Foreign Currency Transactions
Net realized gains/(losses) on:                                  2,192,512         56,905
Investments                                                             --             --
Futures contracts                                                       --             --
Foreign currency transactions
Change in net unrealized appreciation/(depreciation) on:         1,411,438        (38,257)
Investments                                                             --             --
Futures contracts                                                       --             --

Foreign currency forward contracts                                      --             --
Foreign currency transactions
Net Realized and Unrealized Gains on                             3,603,950         18,648
Investments and Foreign Currency Transactions

Net Increase in Net Assets Resulting                            $7,798,161        $71,346
From Operations

/1/ Since portfolio inception, April 30, 2003.

The accompanying notes to the financial statements are an integral part of this statement.

AAL Variable Product Series Fund, Inc.
Statement of Changes in Net Assets

                                                                         Technology                     Small Cap
                                                                        Stock Portfolio               Stock Portfolio
                                                              --------------------------------    ------------------------------
                                                                 6/30/2003                           6/30/2003
For the six months and year ended, respectively                 (unaudited)       12/31/2002        (unaudited)       12/31/2002
--------------------------------------------------------------------------------------------------------------------------------

Operations
Net investment income/(loss)                                      $(31,597)         $(42,709)          $19,296           $12,405
Net realized gains/(losses) on:
Investments                                                        299,762        (1,492,826)       (4,936,860)       (4,473,402)
Change in net unrealized appreciation/(depreciation) on:
Investments                                                      3,461,819        (3,792,431)       17,453,030        (6,356,247)
Futures contracts                                                       --                --                --                --

Net Change in Net Assets Resulting
From Operations                                                  3,729,984        (5,327,966)       12,535,466       (10,817,244)

Distributions to Shareholders
From net investment income                                              --                --           (12,405)               --
From net realized gains                                                 --                --                --          (191,439)

Total Distributions to Shareholders                                     --                --           (12,405)         (191,439)

Capital Stock Transactions                                       3,743,588         9,855,031         9,874,754        75,224,259

Net Increase/(Decrease) in Net Assets                            7,473,572         4,527,065        22,397,815        64,215,576

Net Assets, Beginning of Period                                 13,279,357         8,752,292        87,897,798        23,682,222

Net Assets, End of Period                                      $20,752,929       $13,279,357      $110,295,613       $87,897,798

                                                                          Mid Cap                        International
                                                                      Index Portfolio                      Portfolio
                                                              ---------------------------------  -------------------------------
                                                                6/30/2003                           6/30/2003
For the six months and year ended, respectively                (unaudited)        12/31/2002       (unaudited)        12/31/2002
--------------------------------------------------------------------------------------------------------------------------------

Operations
Net investment income                                             $161,586          $173,601          $751,806          $495,945
Net realized gains/(losses) on:
Investments                                                     (2,032,072)         (186,665)       (2,282,726)      (15,924,493)
Futures contracts                                                  256,908                --                --                --
Foreign currency transactions                                           --                --          (132,159)          143,776
Change in net unrealized appreciation/(depreciation) on:
Investments                                                      6,667,879        (3,744,881)        6,876,010         2,664,423
Futures contracts                                                  (30,281)           (3,849)               --                --
Foreign currency forward contracts                                      --                --               340          (107,729)
Foreign currency transactions                                           --                --               123            11,574

Net Change in Net Assets Resulting
From Operations                                                  5,024,020        (3,761,794)        5,213,394       (12,716,504)

Distributions to Shareholders
From net investment income                                              --          (173,693)           (6,400)         (720,374)
From net realized gains                                                 --          (125,127)               --                --

Distributions to Shareholders                                           --          (298,820)           (6,400)         (720,374)

Capital Stock Transactions                                       5,583,071        20,370,881         5,423,706         9,511,200

Net Increase/(Decrease) in Net Assets                           10,607,091        16,310,267        10,630,700        (3,925,678)

Net Assets, Beginning of Period                                 30,576,180        14,265,913        57,017,603        60,943,281

Net Assets, End of Period                                      $41,183,271       $30,576,180       $67,648,303       $57,017,603

Statement of Changes in Net Assets - continued
                                                                          Small Cap                   Small Cap
                                                                       Index Portfolio             Value Portfolio
                                                             ---------------------------------     ---------------
                                                                 6/30/2003                           6/30/2003 /1/
For the six months and year ended, respectively                 (unaudited)       12/31/2002        (unaudited)
-------------------------------------------------------------------------------------------------------------------

Operations
Net investment income/(loss)                                      $766,140        $1,222,031            $1,673
Net realized gains/(losses) on:
Investments                                                     (3,982,604)       (5,507,350)           98,318
Change in net unrealized appreciation/(depreciation) on:
Investments                                                     37,783,552       (44,996,485)          496,247
Futures contracts                                                  (23,340)               --                --

Net Change in Net Assets Resulting
From Operations                                                 34,543,748       (49,281,804)          596,238

Distributions to Shareholders
From net investment income                                      (1,225,992)          (20,546)               --
From net realized gains                                                 --        (1,225,691)               --

Total Distributions to Shareholders                             (1,225,992)       (1,246,237)               --

Capital Stock Transactions                                       3,305,186          (618,000)        5,677,036

Net Increase/(Decrease) in Net Assets                           36,622,942       (51,146,041)        6,273,274

Net Assets, Beginning of Period                                273,389,418       324,535,459                --

Net Assets, End of Period                                     $310,012,360      $273,389,418        $6,273,274

/1/ Since portfolio inception, April 30, 2003.

                                                                            Mid Cap
                                                                        Stock Portfolio
                                                             -----------------------------------
                                                                 6/30/2003
For the six months and year ended, respectively                 (unaudited)        12/31/2002
------------------------------------------------------------------------------------------------

Operations
Net investment income/(loss)                                       $69,976           $97,468
Net realized gains/(losses) on:
Investments                                                        427,242        (1,725,341)
Change in net unrealized appreciation/(depreciation) on:
Investments                                                      4,413,490        (3,266,509)
Futures contracts                                                       --                --

Net Change in Net Assets Resulting
From Operations                                                  4,910,708        (4,894,382)

Distributions to Shareholders
From net investment income                                              --           (97,525)
From net realized gains                                                 --                --

Total Distributions to Shareholders                                     --           (97,525)

Capital Stock Transactions                                      10,445,331        14,779,473

Net Increase/(Decrease) in Net Assets                           15,356,039         9,787,566

Net Assets, Beginning of Period                                 31,302,995        21,515,429

Net Assets, End of Period                                      $46,659,034       $31,302,995

Statement of Changes in Net Assets - continued
                                                                     Capital Growth                        Large Company
                                                                        Portfolio                         Index Portfolio
                                                            ---------------------------------    -------------------------------
                                                                 6/30/2003                           6/30/2003
For the six months and year ended, respectively                 (unaudited)       12/31/2002        (unaudited)       12/31/2002
--------------------------------------------------------------------------------------------------------------------------------

Operations
Net investment income                                             $421,104          $428,639        $3,868,044        $7,930,791
Net realized gains/(losses) on:
Investments                                                       (959,682)       (2,419,431)       (3,117,037)      (51,950,523)
Futures contracts                                                       --                --         1,229,670                --
Foreign currency transactions                                           --                --                --                --
Change in net unrealized appreciation/(depreciation) on:
Investments                                                     12,614,911       (14,137,046)       59,823,155      (119,776,559)
Futures contracts                                                       --                --          (203,314)         (214,179)
Foreign currency forward contracts                                      --                --                --                --
Foreign currency transactions                                           --                --                --                --

Net Change in Net Assets Resulting
From Operations                                                 12,076,333       (16,127,838)       61,600,518      (164,010,470)

Distributions to Shareholders

From net investment income                                              --          (428,879)       (7,932,231)          (60,561)

From net realized gains                                                 --                --                --        (2,752,184)

Distributions to Shareholders                                           --          (428,879)       (7,932,231)       (2,812,745)

Capital Stock Transactions                                      71,964,241        41,374,016        11,719,850       (53,633,443)

Net Increase/(Decrease) in Net Assets                           84,040,574        24,817,299        65,388,137      (220,456,658)

Net Assets, Beginning of Period                                 76,565,403        51,748,104       534,983,103       755,439,761

Net Assets, End of Period                                     $160,605,977       $76,565,403      $600,371,240      $534,983,103

                                                                Real Estate
                                                            Securities Portfolio
                                                        ---------------------------
                                                                 6/30/2003 /1/
For the six months and year ended, respectively                 (unaudited)
-----------------------------------------------------------------------------------

Operations
Net investment income                                              $87,268
Net realized gains/(losses) on:
Investments                                                         26,551
Futures contracts                                                       --
Foreign currency transactions                                           --
Change in net unrealized appreciation/(depreciation) on:
Investments                                                        372,216
Futures contracts                                                       --
Foreign currency forward contracts                                      --
Foreign currency transactions                                           --

Net Change in Net Assets Resulting
From Operations                                                    486,035

Distributions to Shareholders
From net investment income                                              --
From net realized gains                                                 --

Distributions to Shareholders                                           --

Capital Stock Transactions                                      12,537,923

Net Increase/(Decrease) in Net Assets                           13,023,958

Net Assets, Beginning of Period                                         --

Net Assets, End of Period                                      $13,023,958

/1/ Since Portfolio inception, April 30, 2003.

The accompanying notes to the financial statements are an integral part of this statement.

AAL Variable Product Series Fund, Inc.
Statement of Changes in Net Assets - continued

                                                                         Balanced                  High Yield Bond
                                                                        Portfolio                     Portfolio
                                                        ---------------------------------    -------------------------
                                                                 6/30/2003                     6/30/2003
For the six months and year ended, respectively                 (unaudited)    12/31/2002     (unaudited)   12/31/2002
----------------------------------------------------------------------------------------------------------------------

Operations
Net investment income                                           $8,052,778    $19,035,664     $2,115,655    $3,221,976
Net realized gains/(losses) on:
Investments                                                     (8,109,740)   (39,091,933)     1,622,118    (2,554,555)
Change in net unrealized appreciation/
(depreciation) on:
Investments                                                     48,770,898    (48,470,728)     3,754,107      (300,062)

Net Change in Net Assets Resulting
From Operations                                                 48,713,936    (68,526,997)     7,491,880       367,359

Distributions to Shareholders
From net investment income                                     (19,552,920)       (31,152)    (2,121,594)   (3,264,580)
From net realized gains                                                 --    (14,128,549)            --            --

Total Distributions to Shareholders                            (19,552,920)   (14,159,701)    (2,121,594)   (3,264,580)

Capital Stock Transactions                                       4,996,004    (41,060,476)     4,380,469     9,546,382

Net Increase/(Decrease) in Net Assets                           34,157,020   (123,747,174)     9,750,755     6,649,161

Net Assets, Beginning of Period                                620,675,760    744,422,934     41,148,187    34,499,026

Net Assets, End of Period                                     $654,832,780   $620,675,760    $50,898,942   $41,148,187

                                                                        Bond Index                    Mortgage
                                                                        Portfolio               Securities Portfolio
                                                        ---------------------------------    -------------------------
                                                                 6/30/2003                           6/30/2003 /1/
For the six months and year ended, respectively                 (unaudited)     12/31/2002           (unaudited)
----------------------------------------------------------------------------------------------------------------------

Operations
Net investment income                                           $4,194,211      $6,581,354              $52,698
Net realized gains/(losses) on:
Investments                                                      2,192,512         (22,426)              56,905
Change in net unrealized appreciation/
(depreciation) on:
Investments                                                      1,411,438       6,297,101              (38,257)

Net Change in Net Assets Resulting

From Operations                                                  7,798,161      12,856,029               71,346

Distributions to Shareholders

From net investment income                                      (4,598,880)     (7,166,898)             (52,698)

Distributions to Shareholders                                   (4,598,880)     (7,166,898)             (52,698)

Capital Stock Transactions                                      52,947,009      78,496,750           16,848,293

Net Increase in Net Assets                                      56,146,290      84,185,881           16,866,941

Net Assets, Beginning of Period                                183,927,037      99,741,156                   --

Net Assets, End of Period                                     $240,073,327    $183,927,037          $16,866,941

/1/ Since Portfolio inception, April 30, 2003.

The accompanying notes to the financial statements are an integral part of this statement.

AAL Variable Product Series Funds, Inc.
Notes to Financial Statements
June 30, 2003 (unaudited)

(1) ORGANIZATION

The AAL Variable Product Series Fund, Inc. (the "Fund") is a corporation organized under the laws of the State of Maryland and registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Fund is divided into fourteen separate series (each a "Portfolio" and, collectively, the "Portfolios"), each with its own investment objective and policies. The fourteen Portfolios of the Fund are: Technology Stock Portfolio, Small Cap Stock Portfolio, Small Cap Index Portfolio, Small Cap Value Portfolio, Mid Cap Stock Portfolio, Mid Cap Index Portfolio, International Portfolio, Capital Growth Portfolio, Large Company Index Portfolio, Real Estate Securities Portfolio, Balanced Portfolio, High Yield Bond Portfolio, Bond Index Portfolio and Mortgage Securities Portfolio. The assets of each Portfolio are segregated and each has a separate class of capital stock.

At the close of business on April 25, 2003, three Portfolios of the LB Series Fund, Inc. each acquired all of the net assets of a comparable Portfolio of AAL Variable Product Series Fund, Inc. The LB Series Fund Growth Portfolio acquired all of the net assets of the Aggressive Growth Portfolio. The Aggressive Growth Portfolio exchanged 1,502,662 shares valued at $8,634,777 for 779,312 shares of the LB Series Fund Growth Portfolio. Net assets of the Aggressive Growth Portfolio included unrealized depreciation of $63,036. The LB Series Fund Value Portfolio acquired all of the net assets of the Equity Income Portfolio. The Equity Income Portfolio exchanged 4,282,796 shares valued at $30,315,517 for 3,881,231 shares of the LB Series Fund Value Portfolio. Net assets of the Equity Income Portfolio included unrealized depreciation of $2,572,860. The LB Series Fund Money Market Portfolio acquired all of the net assets of the Money Market Portfolio. The Money Market Portfolio exchanged 69,462,396 shares valued at $69,462,396 for 69,462,396 shares of the LB Series Fund Money Market Portfolio. Net assets of the Money Market Portfolio included no unrealized appreciation or depreciation.

The Fund serves as the investment vehicle to fund benefits for flexible premium deferred variable annuity, the single premium immediate variable annuity and the flexible premium variable universal life insurance certificates issued by Thrivent Financial for Lutherans ("Thrivent Financial"), Thrivent Life Insurance Company, an indirect wholly owned subsidiary of Thrivent Financial for Lutherans, and retirement plans sponsored by Thrivent Financial.

(2) SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value in the circumstances, based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price. If events that materially affect the value of the Portfolios' foreign investments or the foreign currency exchange rates occur after the close of the principal exchange in which the securities are traded, the investments will be valued at their fair value as determined in good faith under the supervision of the Board of Directors by the independent pricing service. For all Portfolios, short-term securities with maturities of 60 days or less remaining are valued at amortized cost.

As of June 30, 2003, three securities in the High Yield Bond Portfolio and one security in the Small Cap Index Portfolio were valued in good faith by or under the direction of the Board of Directors. These securities represented 1.07% and 0.00% of net assets of the High Yield Bond Portfolio and the Small Cap Index Portfolio, respectively.

Foreign Currency Translation -- The accounting records of each Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rate of exchange.

Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from sales of foreign currency, exchange gains or losses between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Portfolios do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

For federal income tax purposes, the Fund treats the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.

Foreign Currency Contracts -- In connection with purchases and sales of securities denominated in foreign currencies, the International Portfolio may enter into forward currency contracts. Additionally, the International Portfolio may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are recorded at market value and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the International Portfolio could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed.

Foreign Denominated Investments -- Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Portfolios may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Federal Income Taxes -- No provision has been made for income taxes because each Portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income on a timely basis. It is also the intention of each Portfolio to distribute an amount sufficient to avoid imposition of any federal excise tax. The Portfolios, accordingly, anticipate paying no federal income taxes and no federal income tax provision was recorded. Each Portfolio is treated as a separate taxable entity for federal income tax purposes.

Income and Expenses -- Estimated expenses are accrued daily. The Portfolios are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a Portfolio are allocated among all appropriate Portfolios in proportion to their respective net assets, number of shareholder accounts or other reasonable basis.

Interest income is accrued daily and is determined on the basis of interest or discount earned on any short-term securities and interest earned on all other debt securities, including accrual of market discount, original issue discount and amortization of premium. Dividend income is recorded on the ex-dividend date. For preferred stock payment-in-kind securities, income is recorded on the ex-dividend date in the amount of the value received.

Fees Paid Indirectly -- The Portfolios have a deposit arrangement with the custodian whereby interest earned on uninvested cash balances is used to pay a portion of custodian fees. This deposit arrangement is an alternative to overnight investments.

Distributions to Shareholders -- Dividends from net investment income, if available, are declared and paid to each shareholder as a dividend. Dividend and capital gain distributions are recorded on the ex-dividend date. Net realized gains from securities transactions, if any, are distributed at least annually for all Portfolios at the close of the Fund's fiscal year, unless a Portfolio is subject to excise taxes, which would require an additional distribution after the close of the fiscal year.

Dividends are declared and reinvested daily for the High Yield Bond Portfolio and Bond Index Portfolio and, if necessary, annually after the close of the Fund's fiscal year for all other Portfolios.

Financial Futures Contracts -- Each Portfolio may buy and sell futures contracts. The Portfolios intend to generally use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. Each Portfolio may also enter into futures contracts on foreign currencies and forward foreign currency contracts to protect against adverse foreign exchange rate fluctuation.

Certain Portfolios may use futures contracts to manage the exposure to interest rate fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required initial margin deposit are pledged to the broker. Additional securities held by the Portfolios may be earmarked as collateral for open futures contracts. The future contract's daily change in value ("variation margin") is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed the realized gain or loss recorded is equal to the difference between the value of the contract when opened and the value of the contract when closed. During the six months ended June 30, 2003, the Small Cap Index Portfolio, Mid Cap Index Portfolio and Large Company Index Portfolio engaged in this type of investment.

The Impact of Initial Public Offerings on Performance -- Each of the Portfolios may invest in an initial public offering ("IPO") of a security. On occasion, a Portfolio will participate in an IPO. This presents a Portfolio with the opportunity to "flip" or trade the security at higher prices, resulting in a short-term profit for the Portfolio. Conversely, participation in an IPO may result in a loss for that Portfolio.

Dollar Roll Transactions -- Certain of the Portfolios enter into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA, and FHLMC, in which the Portfolios sell mortgage securities and simultaneously agree to repurchase similar (same type, coupon, and maturity) securities at a later date at an agreed upon price. During the period between the sale and repurchase, the Portfolios forgo principal and interest paid on the mortgage securities sold. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Portfolios to "roll over" their purchase commitments. The Balanced, Bond Index and Mortgage Securities Portfolios earned $116,217, $212,891 and $44,000, respectively, from such fees for the six months ended June 30, 2003.

When-Issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued or delayed delivery transactions. To the extent a Portfolio engages in such transactions, it will do so for the purpose of acquiring securities consistent with its investment objectives and policies and not for the purpose of investment leverage or to speculate on interest rate changes. On the trade date, assets are earmarked on the Portfolio's records in a dollar amount sufficient to make payment for the securities to be purchased. Income is not accrued until settlement date.

Credit Risk -- The Portfolios may be susceptible to credit risk to the extent the issuer defaults on its payment obligation. The Portfolios' policy is to monitor the creditworthiness of the issuer. Interest accruals on defaulted securities are monitored for the ability to collect payments in default and adjusted accordingly.

Accounting Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Other -- For financial statement purposes, investment security transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes.

(3) FEES AND COMPENSATION PAID TO AFFILIATES

Investment Advisory Fees -- Each Portfolio pays Thrivent Financial, the Fund's investment Adviser, a fee for its advisory services. The fees are accrued daily and paid monthly. The fees are based on the following annual rates of average daily net assets:

                                           Advisory Fee
                                           ------------
Technology Stock Portfolio                        0.75%
--------------------------------

Small Cap Stock Portfolio
--------------------------------
First $200 million                                0.70%
Over $200 million                                 0.65%

Small Cap Index Portfolio
--------------------------------
First $250 million                                0.35%
Next $250 million                                 0.30%

Small Cap Value Portfolio                         0.80%
--------------------------------

Mid Cap Stock Portfolio
--------------------------------
First $200 million                                0.70%
Next $800 million                                 0.65%
Over $1 billion                                   0.60%

Mid Cap Index Portfolio
--------------------------------
First $250 million                                0.35%
Over $250 million                                 0.30%

International Portfolio                           0.80%
--------------------------------

Capital Growth Portfolio
--------------------------------
First $500 million                                0.65%
Next $500 million                                0.575%
Next $4 billion                                   0.50%
Over $5 billion                                   0.45%

Large Company Index Portfolio
--------------------------------
First $250 million                                0.35%
Over $250 million                                 0.30%

Real Estate Securities Portfolio                  0.80%
--------------------------------

Balanced Portfolio
--------------------------------
First $250 million                                0.35%
Over $250 million                                 0.30%
--------------------------------

High Yield Bond Portfolio                         0.40%
--------------------------------

Bond Index Portfolio
--------------------------------
First $250 million                                0.35%
Over $250 million                                 0.30%

Mortgage Securities Portfolio                     0.50%
--------------------------------

The Adviser pays Oechsle International Advisors, LLC an annual subadvisory fee for the performance of subadvisory services for the International Portfolio. The fee payable is equal to 0.54% for the first $20 million, 0.45% for the next $30 million, and 0.36% for average daily net assets over $50 million.

The Adviser pays Pacific Investment Management Company LLC (PIMCO) an annual subadvisory fee for the performance of subadvisory services for the High Yield Bond Portfolio. The fee payable is equal to 0.25% for average daily net assets.

Other Expenses -- The Adviser has voluntarily agreed to reimburse expenses in excess of each Portfolio's advisory fees for all Portfolios except the Small Cap Index Portfolio, Large Company Index Portfolio and Balanced Portfolio. The voluntary waiver of expenses to these portfolios may be modified or discontinued at any time by the Adviser.

The Fund has adopted a director fee deferral plan that allows the independent directors of the Fund to defer the receipt of all or a portion of their director fees.

Certain officers and non-independent directors of the Fund are officers of Thrivent Financial; however, they receive no compensation from the Fund.

(4) TAX INFORMATION

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

At December 31, 2002, the components of distributable earnings on a tax basis were as follows:

                 Undistributed     Undistributed
                      Ordinary         Long-Term
Portfolio               Income      Capital Gain
------------------------------------------------
Small Cap Stock        $12,405               $--
Small Cap Index      1,225,992                --
International            6,400                --
Large Company Index  7,932,231                --
Balanced            19,552,920                --
High Yield Bond         13,840                --
Bond Index               5,834                --

At December 31, 2002, the following Portfolios had accumulated net realized capital loss carryovers expiring as follows:

                          Capital Loss          Expiration
Portfolio                  Carryover               Year
-------------------------------------------------------
Technology Stock            $614,840               2009
                           1,641,931               2010
                         -----------
                          $2,256,771
                         ===========

Small Cap Stock           $1,469,628               2010
                         ===========

Small Cap Index           $3,251,850               2010
                         ===========

Mid Cap Stock               $173,662               2009
                           2,084,944               2010
                         -----------
                          $2,258,606
                         ===========

International            $11,053,400               2009
                          20,959,608               2010
                         -----------
                         $32,013,008
                         ===========
Capital Growth               $61,832               2009
                           2,099,290               2010
                         -----------
                          $2,161,122
                         ===========
Large Company Index      $29,774,828               2010
                         ===========
Balanced                 $11,502,038               2010
                         ===========

                         Capital Loss           Expiration
Portfolio                  Carryover               Year
-------------------------------------------------------
High Yield Bond              $84,677               2006
                             846,530               2007
                           8,170,470               2008
                           3,470,883               2009
                           2,850,377               2010
                         -----------
                         $15,422,937
                         ===========
Bond Index                  $298,800               2008
                             396,030               2010
                         -----------
                            $694,830
                         ===========

To the extent that these Portfolios realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers.

The following Portfolios deferred, on a tax basis, the following post-October 2002 losses:

Portfolio             Post-October Loss
---------------------------------------
Technology Stock           $71,856
Small Cap Stock          1,949,638
Small Cap Index          1,220,161
Mid Cap Stock              280,845
Mid Cap Index               16,791
International            1,186,982
Capital Growth             251,354
Large Company Index     18,599,396
Balanced                 1,163,516
High Yield Bond             52,552
Bond Index                   7,133

These amounts are deferred and deemed to occur in the next fiscal year.

The tax character of distributions paid during the years ended December 31, 2002 and 2001 was as follows:

                                                               Ordinary Income          Long-Term Capital Gain
Portfolio                                                   2002           2001           2002           2001
-------------------------------------------------------------------------------------------------------------

Small Cap Stock                                         $191,439        $42,885            $--            $--
Small Cap Index                                          177,854      1,194,661      1,068,383     19,559,573
Mid Cap Stock                                             97,525         45,912             --             --
Mid Cap Index                                            248,496         90,075         50,324             28
International                                            720,374      1,259,616             --             --
Capital Growth                                           428,879        144,010             --             --
Large Company Index                                       60,561      7,862,955      2,752,184     26,183,673
Balanced                                                 453,084     25,337,691     13,706,617      2,167,249
High Yield Bond                                        3,264,580      3,177,189             --             --
Bond Index                                             7,166,898      4,739,749             --             --

At June 30, 2003, the gross unrealized appreciation and depreciation of investments were as follows:

                                                                                                Net Unrealized
                                                        Federal     Unrealized      Unrealized   Appreciation
Portfolio                                               Tax Cost   Appreciation   Depreciation  (Depreciation)
-------------------------------------------------------------------------------------------------------------

Technology Stock                                     $21,822,979     $1,173,414   $(2,031,826)     $(858,412)
Small Cap Stock                                       95,372,203     13,733,676      (828,449)    12,905,227
Small Cap Index                                      311,430,079     59,119,504   (63,966,461)    (4,846,957)
Small Cap Value                                        5,902,467        533,098       (36,851)       496,247
Mid Cap Stock                                         45,572,146      3,244,817    (2,542,663)       702,154
Mid Cap Index                                         37,701,008      4,722,219    (1,475,173)     3,247,046
International                                         69,318,316      4,218,890    (6,001,103)    (1,782,213)
Capital Growth                                       163,233,909      5,146,950    (7,988,899)    (2,841,949)
Large Company Index                                  618,305,934    101,513,174  (121,027,647)   (19,514,473)
Real Estate Securities                                13,591,482        410,017       (37,801)       372,216
Balanced                                             684,424,131     56,633,959   (65,081,741)    (8,447,782)
High Yield Bond                                       47,040,120      2,941,682      (772,057)     2,169,625
Bond Index                                           262,904,305      9,375,074       (97,467)     9,277,607
Mortgage Securities                                   32,264,480             --       (38,257)       (38,257)

(5) INVESTMENT TRANSACTIONS

Purchases and Sales of Investment Securities -- For the six months ended June 30, 2003, the cost of purchases and the proceeds from sales of investment securities other than U.S. Government and short-term securities were as follows:

                                  In  $ thousands
                         --------------------------------
Portfolio                Purchases                 Sales
---------------------------------------------------------
Technology Stock          $9,270                   $6,578
Small Cap Stock           70,169                   61,838
Small Cap Index           26,344                   26,382
Small Cap Value            6,291                      935
Mid Cap Stock             25,417                   15,492
Mid Cap Index             13,800                    8,776
International             26,376                   21,716
Capital Growth            77,651                   15,483
Large Company Index       10,197                    4,093
Real Estate Securities    12,786                      767
Balanced                  21,923                   64,714
High Yield Bond           31,227                   26,353
Bond Index                35,212                   33,704
Mortgage Securities          800                       --

Purchases and sales of U.S. Government securities were:

                                  In  $ thousands
                         --------------------------------
Portfolio                Purchases                 Sales
---------------------------------------------------------
Balanced                 $31,301                  $27,201
Bond Index                55,433                   39,678
Mortgage Securities        6,705                      550

Investments in Restricted Securities -- The High Yield Bond Portfolio owns restricted securities that were purchased in private placement transactions without registration under the Securities Act of 1933. Unless such securities subsequently become registered, they generally may be resold only in privately negotiated transactions with a limited number of purchasers. The aggregate value of restricted securities was $936,821 at June 30, 2003, which represented 1.84% of the net assets of the High Yield Bond Portfolio.

Investments in High Yielding Securities -- The High Yield Bond Portfolio invests primarily in high yielding fixed income securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the instrument underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Portfolio's hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction which could result in additional losses to the Portfolio.

(6) INVESTMENTS IN AFFILIATES

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer, represent 5% or more of the outstanding voting securities of the Fund. A summary of transactions in the securities of these issuers during the six months ended June 30, 2003 is as follows:

                                  Gross            Gross       Balance of Shares                Dividend Income
                              Purchases and      Sales and        Held June 30,     Value       January 1, 2003 -
                                Additions        Reductions          2003       June 30, 2003    June 30, 2003
--------------------------------------------------------------------------------------------------------------

Technology Stock Portfolio     $2,120,826        $1,598,595          974,926       $974,926          $3,557
Small Cap Stock Portfolio       7,087,932         3,454,025        5,141,701      5,141,701          10,634
Small Cap Index Portfolio      12,715,275        13,070,377          278,781        278,781           3,572
Mid Cap Stock Portfolio         6,689,026         6,851,570          925,237        925,237           7,460
Mid Cap Index Portfolio         8,916,308         8,191,128        1,715,374      1,715,374           6,466
Capital Growth Portfolio       13,015,471         6,526,830        7,815,015      7,815,015          12,460
Large Company Index Portfoli   12,664,971         7,203,762        6,934,078      6,934,078          12,459
Bond Index Portfolio           17,412,568         9,472,480        9,440,089      9,440,089          18,714

(7) CAPITAL STOCK

The shares of each portfolio have equal rights and privileges with all shares of that portfolio. Shares in the Fund are currently sold only to separate accounts of Thrivent Financial.

Transactions in capital stock were as follows:

                                                                                  Portfolios
                                            ----------------------------------------------------------------------------------
                                                      Technology                   Small Cap               Small Cap
                                                         Stock                       Stock                   Index
                                            --------------------------    --------------------------  ------------------------
Year Ended December 31, 2002                     Shares         Amount         Shares         Amount       Shares       Amount
----------------------------------------    -----------    -----------    -----------    -----------  -----------  -----------

Sold                                          2,015,712    $11,027,165      8,132,330    $78,008,733    1,957,308  $25,553,089
Dividends and distributions reinvested                                         20,647        181,836      108,213    1,246,237
Redeemed                                       (233,434)    (1,172,134)      (308,109)    (2,966,310)  (2,212,491  (27,417,326)
                                            -----------    -----------    -----------    -----------  -----------  -----------
Net change                                    1,782,278     $9,855,031      7,844,868    $75,224,259     (146,970)   $(618,000)
                                            ===========    ===========    ===========    ===========  ===========  ===========

Six Months Ended June 30, 2003
----------------------------------------
Sold                                          1,920,909     $9,760,800      2,228,874    $19,714,719    1,599,166  $18,375,027
Dividends and distributions reinvested               --             --          1,481         12,405      114,528    1,225,992
Redeemed                                     (1,121,361)    (6,017,212)    (1,135,044)    (9,852,370)  (1,431,698  (16,295,833)
                                            -----------    -----------    -----------    -----------  -----------  -----------
Net change                                      799,548     $3,743,588      1,095,311     $9,874,754      281,996   $3,305,186
                                            ===========    ===========    ===========    ===========  ===========  ===========

                                                                                  Portfolios
                                            ----------------------------------------------------------------------------------
                                                     Small Cap                      Mid Cap                     Mid Cap
                                                      Value /1/                      Stock                       Index
                                            --------------------------    --------------------------  ------------------------
Year Ended December 31, 2002                     Shares         Amount         Shares         Amount       Shares       Amount
----------------------------------------    -----------    -----------    -----------    -----------  -----------  -----------
Sold                                                 --             --      1,876,626    $15,976,525    2,233,573  $21,257,692
Dividends and distributions reinvested               --             --         11,266         85,644       27,177      234,982
Redeemed                                             --             --       (155,707)    (1,282,696)    (118,422)  (1,121,793)
                                            -----------    -----------    -----------    -----------  -----------  -----------
Net change                                           --             --      1,732,185    $14,779,473    2,142,328  $20,370,881
                                            ===========    ===========    ===========    ===========  ===========  ===========

Six Months Ended June 30, 2003
----------------------------------------
Sold                                            746,222     $7,671,778      2,073,731    $15,908,642    1,643,343  $14,361,777
Dividends and distributions reinvested               --             --             --             --           --           --
Redeemed                                       (183,605)    (1,994,742)      (667,262)    (5,463,311)    (931,836)  (8,778,706)
                                            -----------    -----------    -----------    -----------  -----------  -----------
Net change                                      562,617     $5,677,036      1,406,469    $10,445,331      711,507   $5,583,071
                                            ===========    ===========    ===========    ===========  ===========  ===========

/1/ Portfolio's inception was April 30, 2003. Activity for the six months ended June 30, 2003 reflects two months of operations.

                                                                                 Portfolios
                                            ----------------------------------------------------------------------------------
                                                                                   Capital               Large Company
                                                     International                  Growth                   Index
                                            --------------------------    --------------------------  ------------------------
Year Ended December 31, 2002                     Shares         Amount         Shares         Amount       Shares       Amount
----------------------------------------    -----------    -----------    -----------    -----------  -----------  -----------

Sold                                          2,110,598    $17,215,312      5,610,521    $44,894,704    2,061,637  $36,630,162
Dividends and distributions reinvested           87,804        628,824         57,732        408,899      179,414    2,812,745
Redeemed                                     (1,040,249)    (8,332,936)      (488,300)    (3,929,587)  (5,406,225) (93,076,350)
                                            -----------    -----------    -----------    -----------  -----------  -----------
Net change                                    1,158,153     $9,511,200      5,179,953    $41,374,016   (3,165,174) (53,633,443)
                                            ===========    ===========    ===========    ===========  ===========  ===========

Six Months Ended June 30, 2003

Sold                                          2,483,409    $17,074,417     10,565,633    $76,827,381    1,835,839  $29,284,940
Dividends and distributions reinvested              959          6,400                                    536,219    7,932,231
Redeemed                                     (1,560,306)   (11,657,111)      (667,401)    (4,863,140)  (1,630,269) (25,497,321)
                                            -----------    -----------    -----------    -----------  -----------  -----------
Net change                                      924,062     $5,423,706      9,898,232    $71,964,241      741,789  $11,719,850
                                            ===========    ===========    ===========    ===========  ===========  ===========

                                                                                 Portfolios
                                            ----------------------------------------------------------------------------------
                                                     Real Estate                                             High Yield
                                                     Securities /1/                Balanced                     Bond
                                            --------------------------    --------------------------  ------------------------

Year Ended December 31, 2002                     Shares         Amount         Shares         Amount       Shares       Amount
----------------------------------------    -----------    -----------    -----------    -----------  -----------  -----------
Sold                                                 --             --      2,632,445    $35,784,673    1,936,424  $11,320,775
Dividends and distributions reinvested               --             --      1,110,382     14,159,704      381,045    2,215,213
Redeemed                                             --             --     (6,827,997)   (91,004,853)    (686,352)  (3,989,606)
                                            -----------    -----------    -----------    -----------  -----------  -----------
Net change                                           --             --     (3,085,170)  $(41,060,476)   1,631,117   $9,546,382
                                            ===========    ===========    ===========    ===========  ===========  ===========

Six Months Ended June 30, 2003
----------------------------------------
Sold                                          1,308,952    $13,580,362      2,294,948    $29,128,244    3,006,340  $18,525,058
Dividends and distributions reinvested                                      1,616,171     19,552,920      343,643    2,121,594
Redeemed                                        (97,231)    (1,042,439)    (3,459,074)   (43,685,160)  (2,544,352) (16,266,183)
                                            -----------    -----------    -----------    -----------  -----------  -----------
Net change                                    1,211,721    $12,537,923        452,045     $4,996,004      805,631   $4,380,469
                                            ===========    ===========    ===========    ===========  ===========  ===========

/1/ Portfolio's inception was April 30, 2003. Activity for the six months ended June 30, 2003 reflects two months of operations.

                                                                 Portfolios
                                            --------------------------------------------------------
                                                        Bond                       Mortgage
                                                       Index                     Securities 1
                                            --------------------------    --------------------------
Year Ended December 31, 2002                     Shares         Amount         Shares         Amount
----------------------------------------    -----------    -----------    -----------    -----------

Sold                                          7,754,272    $80,892,304             --             --
Dividends and distributions reinvested          687,684      7,166,898             --             --
Redeemed                                       (921,832)    (9,562,452)            --             --
                                            -----------    -----------    -----------    -----------
Net change                                    7,520,124    $78,496,750             --             --
                                            ===========    ===========    ===========    ===========

Six Months Ended June 30, 2003
----------------------------------------    -----------    -----------    -----------    -----------
Sold                                          5,609,607    $60,116,493      1,677,163    $16,796,370
Dividends and distributions reinvested          428,206      4,598,880          5,251         52,697
Redeemed                                     (1,092,824)   (11,768,364)           (77)          (774)
                                            -----------    -----------    -----------    -----------
Net change                                    4,944,989    $52,947,009      1,682,337    $16,848,293
                                            ===========    ===========    ===========    ===========

/1/ Portfolio's inception was April 30, 2003. Activity for the six months ended June 30, 2003 reflects two months of operations.

(8) FORWARD CURRENCY CONTRACTS

As of June 30, 2003 the International Portfolio had entered into forward foreign currency contracts, as summarized below, resulting in net unrealized appreciation of $333:

                                                                             Unrealized
                    Expiration                   Contract   Market Value    Appreciation/
Currency Purchased    Date         Quantity       Amount   End of Period   (Depreciation)
----------------------------------------------------------------------------------------

euro (EUR)          7/01/2003        69,961      $79,952       80,341            389
euro (EUR)          7/02/2003        71,545       82,312       82,160           (152)
Japanese Yen (JPY)  7/03/2003    25,071,857      208,706      208,802             96
                                                                             -------
                                                       TOTAL                    $333
                                                                             =======

(9) LINE OF CREDIT

The AAL Variable Product Series Fund, Inc., along with the LB Series Fund, Inc., The AAL Mutual Funds, and The Lutheran Brotherhood Family of Funds are party to an unsecured $75 million bank line of credit agreement with State Street Bank and Trust Company. Borrowings under the agreement would bear interest at the Federal Funds rate plus 0.50%. The Funds are allowed to borrow money for temporary or emergency purposes to fund shareholder redemptions. The Portfolios did not borrow against the line during the six months ended June 30, 2003.

AAL Variable Products Series Fund, Inc.
Financial Highlights
                                                            Technology Stock Portfolio          Small Cap Stock Portfolio
-----------------------------------------------------------------------------------------------------------------------------
                                                      Six Months                           Six Months
                                                           Ended        Year      Period        Ended        Year      Period
                                                         6/30/03       Ended       Ended      6/30/03       Ended       Ended
For a share outstanding throughout each period (a)    (unaudited) 12/31/2002  12/31/2001(e)(unaudited) 12/31/2002  12/31/2001(e)

                                                      ----------  ----------  ----------   ----------  ----------  ----------
Net Asset Value, Beginning of Period                       $4.59       $7.87      $10.00        $8.81      $11.09      $10.00
                                                      ----------  ----------  ----------   ----------  ----------  ----------
Income from Investment Operations
Net investment income/(loss)                               (0.01)      (0.01)      (0.02)          --         --         0.01
Net realized and unrealized gain/(loss)
on investments (b)                                          1.04       (3.27)      (2.11)        1.15      (2.26)        1.10
                                                      ----------  ----------  ----------   ----------  ----------  ----------
Total from Investment Operations                            1.03       (3.28)      (2.13)        1.15      (2.26)        1.11
                                                      ----------  ----------  ----------   ----------  ----------  ----------
Less Distributions from
Net investment income                                         --          --          --           --         --        (0.01)
Net realized gains                                            --          --          --           --      (0.02)       (0.01)
                                                      ----------  ----------  ----------   ----------  ----------  ----------
Total Distributions                                           --          --          --           --      (0.02)       (0.02)
                                                      ----------  ----------  ----------   ----------  ----------  ----------
Net Asset Value, End of period                             $5.62       $4.59       $7.87        $9.96       $8.81      $11.09
                                                      ----------  ----------  ----------   ----------  ----------  ----------
Total return (c)                                           22.46%     (41.71)%    (21.30)%      13.09%     (20.41)%     11.10%
Net assets, end of period (in millions)                    $20.8       $13.3        $8.8       $110.3       $87.9       $23.7
Ratio of expenses to average net assets (d)                 0.73%       0.74%       0.75%        0.68%       0.69%       0.70%
Ratio of net investment income/(loss)
 to average net assets (d)                                 (0.37)%     (0.50)%     (0.40)%       0.04%       0.04%       0.15%
Portfolio turnover rate                                       41%         57%         44%          71%         92%         46%

If the adviser had not reimbursed expenses
and the Portfolio had not received credits
for fees paid indirectly the ratios would
have been:
Ratio of expenses to average net assets (d)                 1.30%       1.59%       1.76%        0.83%       0.96%       1.35%
Ratio of net investment income/(loss)
to average net assets (d)                                  (0.94)%     (1.35)      (1.41)%      (0.11)%     (0.23)%     (0.50)%

AAL Variable Products Series Fund, Inc.
Financial Highlights                                                                                             Small Cap Value
                                                                      Small Cap Index Portfolio                    Portfolio(f)
----------------------------------------------------------------------------------------------------------------------------
                                            Six Months                                                                Period
                                                 Ended        Year        Year        Year       Year       Year       Ended
For a share outstanding throughout each        6/30/03       Ended       Ended       Ended      Ended      Ended     6/30/03
period (a)                                  (unaudited) 12/31/2002  12/31/2001  12/31/2000 12/31/1999 12/31/1998  (unaudited)

                                            ----------  ----------  ----------  ---------- ---------- ----------  ----------
Net Asset Value, Beginning of Period            $11.52      $13.59      $13.64      $13.20     $12.40     $14.88      $10.00
                                            ----------  ----------  ----------  ---------- ---------- ----------  ----------
Income from Investment Operations
Net investment income/(loss)                      0.03        0.05        0.05        0.06       0.06       0.08          --
Net realized and unrealized gain/(loss)
on investments (b)                                1.41       (2.07)       0.82        1.44       1.43      (0.13)       1.15
                                            ----------  ----------  ----------  ---------- ---------- ----------  ----------
Total from Investment Operations                  1.44       (2.02)       0.87        1.50       1.49      (0.05)       1.15
                                            ----------  ----------  ----------  ---------- ---------- ----------  ----------
Less Distributions from
Net investment income                            (0.05)         --       (0.05)      (0.06)     (0.06)     (0.08)         --
Net realized gains                                  --       (0.05)      (0.87)      (1.00)     (0.63)     (2.35)         --
                                            ----------  ----------  ----------  ---------- ---------- ----------  ----------
Total Distributions                              (0.05)      (0.05)      (0.92)      (1.06)     (0.69)     (2.43)         --
                                            ----------  ----------  ----------  ---------- ---------- ----------  ----------
Net Asset Value, End of period                  $12.91      $11.52      $13.59      $13.64     $13.20     $12.40      $11.15
                                            ----------  ----------  ----------  ---------- ---------- ----------  ----------
Total return (c)                                 12.61%     (14.87)%      6.38%      11.23%     12.19%      0.14%      11.50%
Net assets, end of period (in millions)         $310.0      $273.4      $324.5      $304.7     $226.0     $198.3        $6.3
Ratio of expenses to average net assets (d)       0.40%       0.40%       0.39%       0.35%      0.35%      0.35%       0.79%
Ratio of net investment income/(loss)
 to average net assets (d)                        0.56%       0.40%       0.40%       0.43%      0.49%      0.55%       0.18%
Portfolio turnover rate                             10%         17%         20%         46%        31%       104%         17%

If the adviser had not reimbursed expenses
and the Portfolio had not received credits
for fees paid indirectly the ratios would
have been:
Ratio of expenses to average net assets (d)       0.40%       0.40%       0.40%       0.40%      0.41%      0.43%       1.54%
Ratio of net investment income/(loss)
to average net assets (d)                         0.56%       0.40%       0.39%       0.37%      0.44%      0.47%      (0.57)%

AAL Variable Products Series Fund, Inc.
Financial Highlights - continued
                                                       Mid Cap Stock Portfolio       Mid Cap Index Portfolio
-----------------------------------------------------------------------------------------------------------------------
                                            Six Months                            Six Months
                                                 Ended        Year      Period         Ended        Year     Period
For a share outstanding throughout             6/30/03       Ended       Ended       6/30/03       Ended      Ended
each period (a)                             (unaudited) 12/31/2002  12/31/2001(e) (unaudited) 12/31/2002  12/31/2001(e)

                                            ----------  ----------  ----------    ----------  ----------  ---------
Net Asset Value, Beginning of Period             $7.60       $9.02      $10.00         $8.65      $10.23     $10.00
                                            ----------  ----------  ----------    ----------  ----------  ---------
Income from Investment Operations
Net investment income                             0.01        0.02        0.02          0.04        0.05       0.06
Net realized and unrealized gain/(loss)
on investments (b)                                0.84       (1.42)      (0.98)         1.01       (1.54)      0.25
                                            ----------  ----------  ----------    ----------  ----------  ---------
Total from Investment Operations                  0.85       (1.40)      (0.96)         1.05       (1.49)      0.31
                                            ----------  ----------  ----------    ----------  ----------  ---------
Less Distributions from
Net investment income                               --       (0.02)      (0.02)           --       (0.05)     (0.06)
Net realized gains                                  --          --          --            --       (0.04)     (0.02)
                                            ----------  ----------  ----------    ----------  ----------  ---------
Total Distributions                                 --       (0.02)      (0.02)           --       (0.09)     (0.08)
                                            ----------  ----------  ----------    ----------  ----------  ---------
Net Asset Value, End of period                   $8.45       $7.60       $9.02         $9.70       $8.65     $10.23
                                            ----------  ----------  ----------    ----------  ----------  ---------
Total return (c)                                 11.11%     (15.46)%     (9.61)%       12.13%     (14.65)%     3.11%
Net assets, end of period (in millions)          $46.7       $31.3       $21.5         $41.2       $30.6      $14.3
Ratio of expenses to average net assets (d)       0.68%       0.68%       0.70%         0.34%       0.34%      0.35%
Ratio of net investment income
to average net assets (d)                         0.36%       0.36%       0.41%         0.89%       0.79%      0.80%
Portfolio turnover rate                             41%         59%         95%           25%         14%        20%

If the adviser had not reimbursed expenses
and the Portfolio had not received credits
for fees paid indirectly the ratios would
have been:
Ratio of expenses to average net assets (d)       1.08%       1.05%       1.45%         0.69%       0.83%      1.13%
Ratio of net investment income/(loss)
to average net assets (d)                        (0.04)%     (0.01)%     (0.34)%        0.54%       0.30%      0.02%

AAL Variable Products Series Fund, Inc.
Financial Highlights - continued
                                                                     International Portfolio
----------------------------------------------------------------------------------------------------------------------
                                            Six Months
                                                 Ended        Year        Year        Year        Year      Period
For a share outstanding throughout             6/30/03       Ended       Ended       Ended       Ended       Ended
each period (a)                             (unaudited) 12/31/2002  12/31/2001  12/31/2000  12/31/1999  12/31/1998(g)

                                            ----------  ----------  ----------  ----------  ----------  ----------
Net Asset Value, Beginning of Period             $7.16       $8.96      $12.28      $15.44      $11.05      $10.00
                                            ----------  ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
Net investment income                             0.08        0.06        0.08        0.28        0.06        0.09
Net realized and unrealized gain/(loss)
on investments (b)                                0.37       (1.77)      (3.21)      (2.93)       4.51        0.96
                                            ----------  ----------  ----------  ----------  ----------  ----------
Total from Investment Operations                  0.45       (1.71)      (3.13)      (2.65)       4.57        1.05
                                            ----------  ----------  ----------  ----------  ----------  ----------
Less Distributions from
Net investment income                               --       (0.09)      (0.19)      (0.28)      (0.09)         --
Net realized gains                                  --          --          --       (0.23)      (0.09)         --
                                            ----------  ----------  ----------  ----------  ----------  ----------
Total Distributions                                 --       (0.09)      (0.19)      (0.51)      (0.18)         --
                                            ----------  ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of period                   $7.61       $7.16       $8.96      $12.28      $15.44      $11.05
                                            ----------  ----------  ----------  ----------  ----------  ----------
Total return (c)                                  6.32%     (19.05)%    (25.49)%    (17.13)%     41.50%      10.41%
Net assets, end of period (in millions)          $67.6       $57.0       $60.9       $79.6       $44.0       $15.6
Ratio of expenses to average net assets (d)       0.80%       0.80%       0.80%       0.80%       0.80%       0.80%
Ratio of net investment income
to average net assets (d)                         2.45%       0.82%       0.76%       2.46%       0.74%       1.25%
Portfolio turnover rate                             37%         57%         49%         30%         45%         33%

If the adviser had not reimbursed expenses
and the Portfolio had not received credits
for fees paid indirectly the ratios would
have been:
Ratio of expenses to average net assets (d)      1.10%        1.11%       1.08%       0.98%       1.13%       1.30%
Ratio of net investment income/(loss)
to average net assets (d)                        2.15%        0.51%       0.48%       2.27%       0.41%       0.75%

AAL Variable Products Series Fund, Inc.
Financial Highlights - continued
                                                      Capital Growth Portfolio
-------------------------------------------------------------------------------
                                            Six Months
                                                 Ended         Year      Period
For a share outstanding throughout             6/30/03        Ended       Ended
each period (a)                             (unaudited)  12/31/2002  12/31/2001

                                            ----------   ----------  ----------
Net Asset Value, Beginning of Period             $7.08        $9.19      $10.00
                                            ----------   ----------  ----------
Income from Investment Operations
Net investment income                             0.02         0.04        0.03
Net realized and unrealized gain/(loss)
on investments (b)                                0.66        (2.11)      (0.81)
                                            ----------   ----------  ----------
Total from Investment Operations                  0.68        (2.07)      (0.78)
                                            ----------   ----------  ----------
Less Distributions from
Net investment income                               --        (0.04)      (0.03)
Net realized gains                                  --           --          --
                                            ----------   ----------  ----------
Total Distributions                                 --        (0.04)      (0.03)
                                            ----------   ----------  ----------
Net Asset Value, End of period                   $7.76        $7.08       $9.19
                                            ----------   ----------  ----------
Total return (c)                                  9.50%      (22.50)%     (7.78)%
Net assets, end of period (in millions)         $160.6        $76.6       $51.7
Ratio of expenses to average net assets (d)       0.64%        0.64%       0.65%
Ratio of net investment income
to average net assets (d)                         0.76%        0.67%       0.60%
Portfolio turnover rate                             14%           7%          1%

If the adviser had not reimbursed expenses
and the Portfolio had not received credits
for fees paid indirectly the ratios would
have been:
Ratio of expenses to average net assets (d)       0.81%        0.86%       1.04%
Ratio of net investment income/(loss)
to average net assets (d)                         0.59%        0.45%       0.21%

(a) All per share amounts have been rounded to the nearest cent.

(b) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.

(c) Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.

(d) Computed on an annualized basis for periods less than one year.

(e) Since inception, March 1, 2001.

(f) Since inception, April 30, 2003.

(g) Since inception, March 2, 1998.

    The accompanying notes to the financial statements are an integral part of this schedule.

AAL Variable Products Series Fund, Inc.
Financial Highlights - continued
                                                                                                                  Real Estate
                                                                                                                   Securities
                                                                                                                    Balanced
                                                                       Large Company Index Portfolio               Portfolio(f)
----------------------------------------------------------------------------------------------------------------------------
                                              Six Months                                                              Period
                                                   Ended        Year       Year       Year        Year       Year      Ended
For a share outstanding throughout               6/30/03       Ended      Ended      Ended       Ended      Ended    6/30/03
each period (a)                               (unaudited) 12/31/2002  12/31/2001 12/31/2000  12/31/1999 12/31/1998 (unaudited)
----------------------------------------------------------------------------------------------------------------------------

                                             ----------   ----------  --------- ----------  ---------- ---------- ----------
Net Asset Value, Beginning of Period             $15.68       $20.26     $24.12     $27.10      $22.90     $18.06     $10.00
                                             ----------   ----------  --------- ----------  ---------- ---------- ----------
Income from Investment Operations
Net investment income                              0.11         0.23       0.21       0.23        0.25       0.24       0.07
Net realized and unrealized gain/(loss)
on investments (b)                                 1.66        (4.73)     (3.13)     (2.70)       4.42       4.85       0.68
                                             ----------   ----------  --------- ----------  ---------- ---------- ----------
Total from Investment Operations                   1.77        (4.50)     (2.92)     (2.47)       4.67       5.09       0.75
                                             ----------   ----------  --------- ----------  ---------- ---------- ----------
Less Distributions from
Net investment income                             (0.23)          --      (0.21)     (0.23)      (0.25)     (0.24)        --
Net realized gains                                   --        (0.08)     (0.73)     (0.28)      (0.22)     (0.01)        --
                                             ----------   ----------  --------- ----------  ---------- ---------- ----------
Total Distributions                               (0.23)       (0.08)     (0.94)     (0.51)      (0.47)     (0.25)        --
                                             ----------   ----------  --------- ----------  ---------- ---------- ----------
Net Asset Value, End of period                   $17.22       $15.68     $20.26     $24.12      $27.10     $22.90     $10.75
                                             ----------   ----------  --------- ----------  ---------- ---------- ----------
Total return (c)                                  11.58%      (22.21)%   (12.15)     (9.18)%     20.52%     28.36%      7.48%
Net assets, end of period (in millions)          $600.4       $535.0     $755.4     $904.8      $873.8     $572.4      $13.0
Ratio of expenses to average net assets (d)        0.37%        0.36%      0.34%      0.31%       0.32%      0.33%      0.80%
Ratio of net investment income
to average net assets (d)                          1.43%        1.24%      0.98%      0.87%       1.01%      1.20%      6.05%
Portfolio turnover rate                               1%           6%         4%         4%          3%         1%         9%

If the adviser had not reimbursed
expenses and the Portfolio had
not received credits for fees
paid indirectly the ratios would
have been:
Ratio of expenses to average net assets (d)        0.37%        0.36%      0.35%      0.34%       0.35%      0.38%      1.25%
Ratio of net investment income
to average net assets (d)                          1.43%        1.24%      0.97%      0.84%       0.98%      1.15%      5.60%

                                                                        BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------------

                                             Six Months
                                                  Ended         Year       Year       Year        Year      Year
For a share outstanding throughout              6/30/03        Ended      Ended      Ended       Ended     Ended
each period (a)                              (unaudited)  12/31/2002  12/31/2001 12/31/2000  12/31/1999 12/31/1998
----------------------------------------------------------------------------------------------------------------

                                             ----------   ----------  --------- ----------  ---------- ---------
Net Asset Value, Beginning of Period             $12.75       $14.38     $15.45     $16.72      $15.97    $14.05
                                             ----------   ----------  --------- ----------  ---------- ---------
Income from Investment Operations
Net investment income                              0.17         0.39       0.40       0.56        0.53      0.50
Net realized and unrealized gain/(loss)
on investments (b)                                 0.82        (1.72)     (0.94)     (0.67)       1.19      2.17
                                             ----------   ----------  --------- ----------  ---------- ---------
Total from Investment Operations                   0.99        (1.33)     (0.54)     (0.11)       1.72      2.67
                                             ----------   ----------  --------- ----------  ---------- ---------
Less Distributions from
Net investment income                             (0.41)          --      (0.45)     (0.56)      (0.53)    (0.50)
Net realized gains                                   --        (0.30)     (0.08)     (0.60)      (0.44)    (0.25)
                                             ----------   ----------  --------- ----------  ---------- ---------
Total Distributions                               (0.41)       (0.30)     (0.53)     (1.16)      (0.97)    (0.75)
                                             ----------   ----------  --------- ----------  ---------- ---------
Net Asset Value, End of period                   $13.33       $12.75     $14.38     $15.45      $16.72    $15.97
                                             ----------   ----------  --------- ----------  ---------- ---------
Total return (c)                                   8.05%       (9.25)%    (3.49)%    (0.67)%     11.00%    19.27%
Net assets, end of period (in millions)          $654.8       $620.7     $744.4     $803.6      $777.6    $545.3
Ratio of expenses to average net assets (d)        0.35%        0.36%      0.35%      0.32%       0.32%     0.33%
Ratio of net investment income
to average net assets (d)                          2.61%        2.81%      2.70%      3.41%       3.26%     3.38%
Portfolio turnover rate                               9%          25%        29%        18%         17%       21%

If the adviser had not reimbursed
expenses and the Portfolio had
not received credits for fees
paid indirectly the ratios would
have been:
Ratio of expenses to average net assets (d)        0.35%        0.36%      0.35%      0.35%       0.36%     0.39%
Ratio of net investment income
to average net assets (d)                          2.61%        2.81%      2.70%      3.38%       3.22%     3.32%

                                                                     High Yield Bond Portfolio
------------------------------------------------------------------------------------------------------------------
                                             Six Months
                                                  Ended         Year       Year       Year        Year      Period
For a share outstanding throughout              6/30/03        Ended      Ended      Ended       Ended       Ended
each period (a)                              (unaudited)  12/31/2002 12/31/2001 12/31/2000  12/31/1999  12/31/1998(e)
------------------------------------------------------------------------------------------------------------------

                                             ----------   ----------  --------- ----------  ----------   ---------
Net Asset Value, Beginning of Period              $5.81        $6.33      $6.84      $7.69       $8.95      $10.00
                                             ----------   ----------  --------- ----------  ----------   ---------
Income from Investment Operations
Net investment income                              0.25         0.52       0.60       0.74        0.89        0.74
Net realized and unrealized gain/(loss)
on investments (b)                                 0.64        (0.52)     (0.50)     (0.85)      (1.26)      (1.05)
                                             ----------   ----------  --------- ----------  ----------   ---------
Total from Investment Operations                   0.89           --       0.10      (0.11)      (0.37)      (0.31)
                                             ----------   ----------  --------- ----------  ----------   ---------
Less Distributions from
Net investment income                             (0.25)       (0.52)     (0.61)     (0.74)      (0.89)      (0.74)
                                             ----------   ----------  --------- ----------  ----------   ---------
Net Asset Value, End of period                    $6.45        $5.81      $6.33      $6.84       $7.69       $8.95
                                             ----------   ----------  --------- ----------  ----------   ---------
Total return (c)                                  15.69%        0.40%      1.41%     (1.46)%     (4.45)%     (3.25)%
Net assets, end of period (in millions)           $50.9        $41.1      $34.5      $33.6       $33.2       $28.0
Ratio of expenses to average net assets (d)        0.40%        0.40%      0.40%      0.40%       0.40%       0.40%
Ratio of net investment income
to average net assets (d)                          8.33%        8.89%      9.01%     10.19%      10.70%       9.54%
Portfolio turnover rate                              57%         100%        76%        99%         44%         25%

If the adviser had not reimbursed
expenses and the Portfolio had not
received credits for fees paid
indirectly the ratios would have been:
Ratio of expenses to average net assets (d)        0.59%        0.64%      0.65%      0.53%       0.50%       0.54%
Ratio of net investment income
to average net assets (d)                          8.14%        8.65%      8.76%     10.06%      10.61%       9.40%

                                                                                                                        Mortgage
                                                                                                                       Securities
                                                                         Bond Index Portfolio                         Portfolio(f)
-------------------------------------------------------------------------------------------------------------------------------
                                             Six Months                                                                  Period
                                                  Ended         Year       Year       Year        Year         Year       Ended
For a share outstanding throughout              6/30/03        Ended      Ended      Ended       Ended        Ended     6/30/03
each period (a)                              (unaudited)  12/31/2002  12/31/2001 12/31/2000  12/31/1999   12/31/1998  (unaudited)
-------------------------------------------------------------------------------------------------------------------------------

                                             ----------   ----------  --------- ----------  ----------    ---------   ---------
Net Asset Value, Beginning of Period             $10.66       $10.24     $10.03      $9.60      $10.36       $10.15      $10.00
                                             ----------   ----------  --------- ----------  ----------    ---------   ---------
Income from Investment Operations
Net investment income                              0.21         0.51       0.55       0.64        0.62         0.64        0.04
Net realized and unrealized gain/(loss)
on investments (b)                                 0.17         0.46       0.27       0.43       (0.76)        0.21        0.03
                                             ----------   ----------  --------- ----------  ----------    ---------   ---------
Total from Investment Operations                   0.38         0.97       0.82       1.07       (0.14)        0.85        0.07
                                             ----------   ----------  --------- ----------  ----------    ---------   ---------
Less Distributions from
Net investment income                             (0.23)       (0.55)     (0.61)     (0.64)      (0.62)       (0.64)      (0.04)
                                             ----------   ----------  --------- ----------  ----------    ---------   ---------
Net Asset Value, End of period                   $10.81       $10.66     $10.24     $10.03       $9.60       $10.36      $10.03
                                             ----------   ----------  --------- ----------  ----------    ---------   ---------
Total return (c)                                   3.62%        9.68%      8.47%     11.45%      (1.35)        8.59%       0.65%
Net assets, end of period (in millions)          $240.1       $183.9      $99.7      $59.9       $56.4        $42.2       $16.9
Ratio of expenses to average net assets (d)        0.34%        0.35%      0.35%      0.35%       0.35%        0.35%       0.50%
Ratio of net investment income
to average net assets (d)                          3.95%        4.87%      5.28%      6.54%       6.33%        6.26%       2.45%
Portfolio turnover rate                              35%          38%        51%        27%         20%          18%          4%

If the adviser had not reimbursed
expenses and the Portfolio had not
received credits for fees paid
indirectly the ratios would have been:
Ratio of expenses to average net assets (d)        0.41%        0.44%      0.49%      0.44%       0.44%        0.48%       0.78%
Ratio of net investment income
to average net assets (d)                          3.88%        4.78%      5.14%      6.45%       6.23%        6.13%       2.17%

(a) All per share amounts have been rounded to the nearest cent.

(b) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.

(c) Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.

(d) Computed on an annualized basis for periods less than one year.

(e) Since inception, March 2, 1998.

(f) Since inception, April 30, 2003.

The accompanying notes to the financial statements are an integral part of this schedule.

Results of Special Shareholder Meeting

A special meeting of the shareholders of each of the Aggressive Growth Portfolio, Equity Income Portfolio, and Money Market Portfolio (each, an "AAL Portfolio," and collectively, the "AAL Portfolios"), each a series of AAL Variable Product Series Fund, Inc. (the "Fund") was held on April 9, 2003. The issue voted upon by each AAL Portfolio was a plan whereby (a) all of the assets of each of the AAL Portfolios would be transferred to a comparable series of the LB Series Fund, Inc. (each an "LB Portfolio" and collectively the "LB Portfolios") in exchange for the LB Portfolio's shares of equal dollar value; (b) the stated accrued and unpaid liabilities of the AAL Portfolios would be assumed by the comparable LB Portfolio; (c) each AAL Portfolio would distribute pro rata to its shareholders, in complete liquidation, the shares of the corresponding LB Portfolio received in exchange for its net assets; and (d) each AAL Portfolio would cease to exist. The shares cast for, against, and abstaining were as follows:

Merger of the Aggressive Growth Portfolio with the Growth Portfolio of LB Series Fund, Inc.

            For:        1,427,636.610
            Against:       86,762.911
            Abstain:       25,066.004

Merger of the Equity Income Portfolio with the Value Portfolio of LB Series Fund, Inc.

            For:        3,174,924.813
            Against:      132,705.379
            Abstain:      925,281.429

Merger of the Money Market Portfolio with the Money Market Portfolio of LB Series Fund, Inc.

            For:       58,432,715.978
            Against:    2,584,621.620
            Abstain:    2,858,868.062

LBVIP Variable Annuity Account I
LBVIP Variable Insurance Account

Supplement to Prospectuses and Statements of Additional Information Dated April 30, 2003

Lutheran Brotherhood Variable Insurance Products Company has changed its name to Thrivent Life Insurance Company. Therefore, the name of the issuer of the Contracts funded by LBVIP Variable Annuity Account I and LBVIP Variable Insurance Account is Thrivent Life Insurance Company.

The date of this Supplement is July 15, 2003.

Please include this Supplement with your Prospectus and Statement of Additional Information.

We're Listening to You!
In response to concerns regarding multiple mailings, we are sending one semiannual report for AAL Variable Product Series Fund, Inc. to each household. This consolidation helps reduce printing and postage costs, thereby saving money. If you wish to receive an additional copy of this report, call us toll free at (800) 847-4836.

[GRAPHIC OMITTED: THRIVENT FINANCIAL FOR LUTHERANS TRADEMARK LOGO]

625 Fourth Ave. S, Minneapolis, MN 55415-1665

www.thrivent.com * e-mail: mail@thrivent.com * 800 - THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S, Minneapolis, MN 55415-1665

www.thrivent.com * e-mail: mail@thrivent.com * 800 - THRIVENT (800-847-4836)

Item 2. Code of Ethics
Not applicable.

Item 3. Audit Committee Financial Expert
Not applicable.

Item 4. Principal Accountant Fees and Services
Not applicable.

Item 5. Audit Committee of Listed Registrants
Not applicable.

Item 6. Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i)   The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)   There were no significant changes in registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

Item 10. Exhibits
(a)   Not applicable.

(b)   Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 and 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date:  September 2, 2003                                                           THE AAL VARIABLE PRODUCT
                                                                                   SERIES FUND, INC.

                                                                                   By: /s/ Pamela J. Moret
                                                                                       ----------------------------
                                                                                       Pamela J. Moret
                                                                                       President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  September 2, 2003                                                          By:  /s/ Pamela J. Moret
                                                                                       ----------------------------
                                                                                        Pamela J. Moret
                                                                                        President

Date:  September 2, 2003                                                           By:  /s/ Charles D. Gariboldi
                                                                                       ----------------------------
                                                                                        Charles D. Gariboldi
                                                                                        Treasurer

CERTIFICATION BY PRESIDENT

I, Pamela J. Moret, certify that:

  I have reviewed this report on Form N-CSR of The AAL Variable Product Series Fund, Inc.;

  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

  Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

  The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

    designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

    evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

    presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date.

  The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

    all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

    any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

  The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Date:  September 2, 2003                                                           By:  /s/ Pamela J. Moret
                                                                                       ----------------------------
                                                                                        Pamela J. Moret
                                                                                        President

CERTIFICATION BY TREASURER

I, Charles D. Gariboldi, certify that:

  I have reviewed this report on Form N-CSR of The AAL Variable Product Series Fund, Inc.;

  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

  Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

  The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

    designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

    evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

    presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date.

  The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

    all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

    any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

  The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Date:  September 2, 2003                                                           By:  /s/ Charles D. Gariboldi
                                                                                       ----------------------------
                                                                                        Charles D. Gariboldi
                                                                                        Treasurer

CERTIFICATION UNDER SECTION 906 OF SARBANES-OXLEY ACT OF 2002

Name of Registrant: The AAL Variable Product Series Fund, Inc.

In connection with the Report on Form N-CSR for the above-named issuer, the undersigned hereby certify, to the best of her or his knowledge, that:

  The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and
  The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.
Date:  September 2, 2003                                                           By: /s/ Pamela J. Moret
                                                                                       ----------------------------
                                                                                       Pamela J. Moret
                                                                                       President

Date:  September 2, 2003                                                           By:  /s/ Charles D. Gariboldi
                                                                                       ----------------------------
                                                                                        Charles D. Gariboldi
                                                                                        Treasurer